As filed with the Securities and Exchange Commission on April 27, 2018
Commission File Nos. 333-81266
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 41	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 472	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Senior Attorney, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Fixed and Variable Annuity contracts

PERSPECTIVE FOCUS
FIXED AND VARIABLE ANNUITY®
Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I
April 30, 2018

Effective September 30, 2002, this Perspective Focus Fixed and Variable Annuity is no longer available for purchase by non-natural Owners (entities) other than qualified plans and certain trusts. Effective October 24, 2003, this Perspective Focus Fixed and Variable Annuity is no longer available for purchase.

The Contracts offered in this prospectus are the variable portions of individual flexible premium fixed and variable deferred annuity Contracts with:

1 Guaranteed Fixed Account, (with a guaranteed period of 1 year), which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York (“Jackson of NY®,” “we” or “us”), as may be made available by us, or as may be otherwise limited by us;

124 Investment Divisions of JNLNY Separate Account I (the “Separate Account”) each of which purchases shares of one Fund of JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust, mutual funds with a full range of investment objectives:

JNL Series Trust

JNL/American Funds® Balanced Fund
JNL/American Funds Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/Vanguard Capital Growth Fund
JNL/Vanguard Equity Income Fund
JNL/Vanguard International Fund
JNL/Vanguard Small Company Growth Fund
JNL Aggressive Growth Allocation Fund
JNL Growth Allocation Fund
JNL Institutional Alt 25 Fund
JNL Institutional Alt 50 Fund
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund*
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Brookfield Global Infrastructure and MLP Fund
JNL/Causeway International Value Select Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/Crescent High Income Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA U.S. Core Equity Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund

JNL/FPA + DoubleLine® Flexible Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Invesco China-India Fund
JNL/Invesco Diversified Dividend Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Mid Cap Value Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund*
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Consumer Staples Sector Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Industrials Sector Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Materials Sector Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital Real Estate Sector Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital S&P 500 Index Fund

JNL/Mellon Capital Small Cap Index Fund
JNL/MFS Mid Cap Value Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Income Fund
JNL/PIMCO Real Return Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Total Return Fund
JNL/PPM America Value Equity Fund
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Mid 3 Fund
JNL/S&P Total Yield Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard Growth Allocation Fund
JNL/Vanguard International Stock Market Index Fund

JNL/Vanguard Moderate Allocation Fund
JNL/Vanguard Moderate Growth Allocation Fund
JNL/Vanguard U.S. Stock Market Index Fund
JNL/WMC Balanced Fund
JNL/WMC Government Money Market Fund
JNL/WMC Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Consumer Discretionary Sector Fund
JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund
JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Telecommunications Sector Fund*

Jackson Variable Series Trust

JNL Conservative Allocation Fund
JNL Moderate Allocation Fund
JNL/DoubleLine® Total Return Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/PIMCO Credit Income Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/The Boston Company Equity Income Fund

The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker. The summary prospectuses for the Funds are attached to this prospectus.

*Effective August 29, 2011, the Investment Divisions of the Separate Account investing in the JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; and JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015) stopped accepting allocations and/or transfers. Effective September 15, 2014, the Investment Division investing in the JNL/Mellon Capital Telecommunications Sector Fund stopped accepting any additional allocations or transfers, but the Fund is available as an underlying Fund for a Fund of Funds. Please see “Investment Divisions” on page 15 for more information.

A base Contract designed to facilitate your retirement savings or other long-term investment purposes by permitting you to:

•	accumulate savings for your retirement on a tax-deferred basis during the accumulation phase on a fixed, variable, or fixed and variable basis;

•	receive income payments in the income phase on a fixed, variable or fixed and variable basis;

•	receive a basic death benefit, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us; and

•	have significant access to your Contract Values without incurring a withdrawal charge in the event of certain serious health-related emergencies.

A variety of optional features that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

•	1 type of optional death benefit;

•	a “Contract Enhancement” (under which we credit your Contract Values with 2% of each premium payment you make in the first Contract Year);

•
Guaranteed Minimum Withdrawal Benefits (that, subject to specific conditions, generally permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue, the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)). Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the Issue Date; and

•	a Guaranteed Minimum Income Benefit (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 7 Contract Years, subject to specific conditions).

This prospectus describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. Also, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

Please read this prospectus before you purchase a Contract. It contains important information about the Contract that you should know before investing. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. It is important that you read the Contract and endorsements. You should keep this prospectus for future reference.

To learn more about the Perspective Focus Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated April 30, 2018, by calling us at (800) 599-5651 or by writing us at: Jackson of NY Service Center, P.O. Box 24068, Lansing, Michigan 48909-4068. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

The SEC has not approved or disapproved the Perspective Focus Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

KEY FACTS

The Annuity Contract	Your Contract permits you to accumulate your Contract Values

•
on a fixed basis through allocations to our Guaranteed Fixed Account (with guaranteed period of 1 year), as may be made available by us, or as may be otherwise limited by us. There may be periods when we do not offer any Guaranteed Fixed Account, or impose special transfer requirements on the Guaranteed Fixed Account, or

•
on a variable basis, by allocations to one or more of the investment divisions of our Separate Account (the “Investment Divisions”). (We refer to the Guaranteed Fixed Account and the Investment Divisions together as “Allocation Options”).

Regardless of which Allocation Option(s) you select, investment earnings on your premiums for non-qualified Contracts will be tax deferred. Tax deferral on qualified Contracts is derived from their status as qualified Contracts. See “Taxes” for information on the tax treatment of investment earnings. Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a death benefit during the accumulation phase (when you make premium payments to us) and a variety of income options during the income phase (when we make income payments to you). We generally will not issue a Contract to anyone over age 90.

Optional Features	Optional features of your Contract include:

•
an Optional Death Benefit Endorsement that permits you to protect your Contract's minimum death benefit values and/or to protect all or a portion of any investment gains under your Contract from subsequent investment losses;

•
a Contract Enhancement Endorsement (a credit to your Contract Value from our general account equal to 2% of your premium payments in the first Contract Year) that provides net Contract Value benefits under selected circumstances. See “Optional Contract Enhancement” at page 48 below;

•
Guaranteed Minimum Withdrawal Benefits (“GMWB”)(that permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue (availability may be limited to the Issue Date), the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)); and

•
a Guaranteed Minimum Income Benefit (“GMIB”)(guarantees a minimum fixed income benefit under certain life contingent options after a period of at least seven Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase).

Allocation Options	You may not allocate your Contract Values to more than 99 Allocation Options, at any one time. Each Investment Division invests in a single Fund (investment portfolio) of an underlying mutual fund.

Purchases
Under most circumstances, you must make an initial premium payment of at least $10,000 ($2,000 for a qualified plan Contract). You are permitted to make subsequent premium payments at any time during the accumulation phase. Each subsequent payment must be at least $500 ($50 under an automatic payment plan). We reserve the right to refuse initial and any or all subsequent premium payments. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the Contract Enhancement.

Access to Your Money
During the accumulation phase, there are a number of ways to take money out of your Contract, generally subject to a charge or adjustment. We may deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract. You may also have to pay taxes and a tax penalty on money you withdraw.

Income Payments	You may choose to receive regular income payments from us (most typically, when you retire). During this “income phase,” you have the same variable allocation options as during the accumulation phase.

Death Benefit
If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit of at least the greater of your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary or the total premiums you have paid since your Contract was issued, minus prior withdrawals (including any applicable charges), annual contract maintenance charges, transfer charges, any applicable charges due under any endorsement and premium taxes. All adjustments to the Net Premiums will occur at the time of the transaction and all amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal.

Free Look
If you cancel your Contract within 20 days after receiving it, we will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the premium allocated to the Guaranteed Fixed Account, minus any withdrawals from the Guaranteed Fixed Account, and Contract Enhancement recapture charge attributable to the Contract Enhancement Endorsement as of the date we receive your request or the date the Contract is returned to your selling agent.

Taxes
Under the Internal Revenue Code, you generally will not be taxed on the earnings on your Contract Value until you make a withdrawal (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan. Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.

Expenses
Your Contract has insurance features and investment features, and there are costs related to each. If you select any one of our GMWBs, Jackson of NY deducts an additional charge, the maximum of which ranges from 0.51% to 1.86% of the Guaranteed Withdrawal Balance (GWB). While the charge is deducted from your Contract Value, it is based on the GWB. For more information, including how the GWB is calculated, please see “Contract Charges.” Each Fund has its own expenses. The Contract's charges and Fund expenses are described in the following Fee Tables:

FEES AND EXPENSES TABLES
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer contract value between Allocation Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Maximum Withdrawal Charge [1]
Percentage of premium withdrawn, if applicable	8%

Maximum Contract Enhancement Recapture Charge [2]
Percentage of the corresponding first year premiums withdrawn with a Contract Enhancement	2%

Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump-sum payment, the amount received will be reduced by (a) minus (b) where:

(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

Transfer Charge [3]
Per transfer after 25 in a Contract Year	$25

Expedited Delivery Charge [4]	$22.50

[1]
Withdrawal charges are deducted: on the Income Date if that date is within 13 months of the issue date; upon partial withdrawals in excess of free withdrawal amounts; upon withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; upon withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; and upon total withdrawals.

Completed Years Since Receipt of Premium	0	1	2	3+
Withdrawal Charge	8%	7%	6%	0%

[2]	Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals.

Completed Years Since Receipt of Premium	0	1	2	3+
Recapture Charge	2%	1.5%	0.75%	0%

[3]	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, and rebalancing transfers.

[4]
When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and excess interest adjustments will not be charged on wire/overnight fees.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge		$30 [5]

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions		1.65%

Mortality And Expense Risk Charge	1.50% [6]

Administration Charge	0.15% [7]

Total Separate Account Annual Expenses for Base Contract		1.65% [8]

Optional Endorsements - The following optional endorsement charges are based on average account value: the 2% Contract Enhancement and the Maximum Anniversary Value Death Benefit. Please see footnotes 11 - 21 for those charges that are not based on average account value.

A variety of Optional Endorsements to the Contract are available. You may select one of each grouping below. [9]

2% Contract Enhancement Maximum Annual Charge [10]	0.65%

Guaranteed Minimum Income Benefit Maximum Annual Charge (“FutureGuardSM”) [11]	0.30%
7% Guaranteed Minimum Withdrawal Benefit Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 Plus®”) [12]	0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010) (“SafeGuard Max®”) [13]	0.81%
5% GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2011) (“AutoGuard 5SM”) [14]	1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2011) (“AutoGuard 6SM”) [15]	1.62%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) (“MarketGuard 5®”) [16]	0.51%
5% For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM”) [17]	1.50%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM”) [18]	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM With Joint Option”) [19]	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom® GMWB”) [20]	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom® GMWB With Joint Option”) [21]	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6® GMWB”) [22]	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6® GMWB With Joint Option”) [23]	1.86%

Maximum Anniversary Value Death Benefit Maximum Annual Charge	0.15%

[5]	This charge is only imposed if your Contract Value is less than $50,000 on the date when the charge is assessed.

[6]	Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, the Mortality and Expense Risk Charge will be 1.30%.

[7]
If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

[8]	Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, the Total Separate Account Annual Expenses will be 1.45%.

[9]
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. You may not select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

[10]	This charge is only deducted for the first three Contract Years.

[11]	On a calendar quarter basis, the charge is 0.075% of the GMIB Benefit Base. The GMIB Benefit Base is the greater of (a) or (b), where:

(a) Generally equals all premiums you have paid, subject to certain adjustments; and
(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Account on a pro rata basis. When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units. The GMIB Benefit Base is defined beginning on page 139 below.

[12]
0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) when this endorsement is added to a Contract on and after January 17, 2006, which charge is payable monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. The charge is expressed as an annual percentage and depends on:

•When the endorsement is added to the Contract.
•The endorsement's availability – on and after, or before January 17, 2006, or before February 23, 2005.
•The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
•The frequency of deduction – monthly, or daily.

The below tables have the maximum and current charges.

For Contracts to which this endorsement is added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

For Contracts to which this endorsement is added before January 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this endorsement is added before February 23, 2005, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

7% GMWB
Endorsement's Availability	On and after January 17, 2006	Before January 17, 2006	Before February 23, 2005
Maximum Annual Charge	0.75%	0.70%	0.70%
Current Annual Charge	0.51%	0.40%	0.35% 0.55% upon step-up
Charge Basis	GWB	Investment Divisions	Investment Divisions
Charge Frequency	Monthly	Daily	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 38. For more information about how the endorsement works, including more details regarding the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 54.

[13]
The current charge is 0.0375% of the GWB, which is 0.45% of the GWB on an annual basis, subject to a maximum annual charge of 0.81% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 57. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is at the beginning of the prospectus.

[14]
The current charge is 0.055% of the GWB, which is 0.66% of the GWB on an annual basis, subject to a maximum annual charge of 1.47% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 63. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is at the beginning of the prospectus.

[15]
The current charge is 0.0725% of the GWB, which is 0.87% of the GWB on an annual basis, subject to a maximum annual charge of 1.62% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 67. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is at the beginning of the prospectus.

[16]
The current charge is 0.0175% of the GWB, which is 0.21% of the GWB on an annual basis, subject to a maximum annual charge of 0.51% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 71. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is at the beginning of the prospectus.

[17]
1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. The below table has the maximum and current charges for all age groups.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.02%÷12	0.57%÷12
50 – 54	1.17%÷12	0.72%÷12
55 – 59	1.50%÷12	0.96%÷12
60 – 64	1.50%÷12	0.96%÷12
65 – 69	1.50%÷12	0.96%÷12
70 – 74	0.90%÷12	0.57%÷12
75 – 80	0.66%÷12	0.42%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “5% For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 41. For more information about how the endorsement works, please see “5% For Life GMWB With Bonus and Annual Step-Up” beginning on page 74.

[18]
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling accumulation units; the charge is not part of the accumulation unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 41. For more information about how the endorsement works, please see “For Life GMWB With Annual Step-Up” beginning on page 81.

[19]
The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 42. For more information about how the endorsement works, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 88.

[20]
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 42. For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up “ beginning on page 95.

[21]
The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 43. For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up “ beginning on page 106.

[22]
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 43. For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 117.

[23]
The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 44. For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 127.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.53%

Maximum: 2.15%

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information on the Funds, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Plus Recapture		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/WMC Government Money Market	0.16%	0.30%	0.10%	G	0.00%	0.56%	0.20%	D	0.76%	D,L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees		Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Balanced	0.81%	A	0.30%	A	0.17%	A,J	0.00%	1.28%	A	(0.40%)	B	0.88%	A,B,L
JNL/American Funds® Blue Chip Income and Growth	0.96%	A	0.30%	A	0.17%	A,J	0.00%	1.43%	A	(0.43%)	B	1.00%	A,B,L
JNL/American Funds Global Bond	1.13%	A	0.30%	A	0.18%	A,J	0.00%	1.61%	A	(0.53%)	B	1.08%	A,B,L
JNL/American Funds Global Small Capitalization	1.35%	A	0.30%	A	0.19%	A,J	0.00%	1.84%	A	(0.55%)	B	1.29%	A,B,L
JNL/American Funds Growth-Income	0.82%	A	0.30%	A	0.16%	A,I	0.00%	1.28%	A	(0.35%)	B	0.93%	A,B,L
JNL/American Funds International	1.23%	A	0.30%	A	0.19%	A,J	0.00%	1.72%	A	(0.55%)	B	1.17%	A,B,L
JNL/American Funds New World	1.64%	A	0.30%	A	0.21%	A,J	0.00%	2.15%	A	(0.75%)	B	1.40%	A,B,L
JNL/DFA Growth Allocation	0.20%		0.30%		0.15%	J	0.29%	0.94%		(0.05%)	C	0.89%	C,L
JNL/DFA Moderate Growth Allocation	0.20%		0.30%		0.15%	J	0.27%	0.92%		(0.05%)	C	0.87%	C,L
JNL/Vanguard Capital Growth	0.87%	M	0.30%	M	0.17%	J,M	0.00%	1.34%	M	(0.40%)	B	0.94%	B,M,L
JNL/Vanguard Equity Income	0.81%	M	0.30%	M	0.17%	J,M	0.00%	1.28%	M	(0.40%)	B	0.88%	B,M,L
JNL/Vanguard International	1.04%	M	0.30%	M	0.18%	J,M	0.00%	1.52%	M	(0.55%)	B	0.97%	B,M,L
JNL/Vanguard Small Company Growth	0.93%	M	0.30%	M	0.18%	J,M	0.00%	1.41%	M	(0.50%)	B	0.91%	B,M,L
JNL/Vanguard U.S. Stock Market Index	0.20%		0.30%		0.10%	G	0.05%	0.65%		(0.06%)	C	0.59%	C,L
JNL/Vanguard International Stock Market Index	0.20%		0.30%		0.15%	J	0.10%	0.75%		(0.07%)	C	0.68%	C,L
JNL/Vanguard Global Bond Market Index	0.20%		0.30%		0.18%	J	0.09%	0.77%		(0.10%)	C	0.67%	C,L
JNL/Vanguard Moderate Allocation	0.20%		0.30%		0.15%	J	0.09%	0.74%		(0.05%)	C	0.69%	C,L
JNL/Vanguard Moderate Growth Allocation	0.20%		0.30%		0.15%	J	0.09%	0.74%		(0.05%)	C	0.69%	C,L
JNL/Vanguard Growth Allocation	0.20%		0.30%		0.15%	J	0.08%	0.73%		(0.04%)	C	0.69%	C,L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Multi-Manager Mid Cap	0.64%	0.30%	0.15%	J	0.01%	1.10%	L
JNL Multi-Manager Small Cap Growth	0.57%	0.30%	0.10%	G	0.00%	0.97%	L
JNL Multi-Manager Small Cap Value	0.67%	0.30%	0.10%	G	0.00%	1.07%	L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Institutional Alt 25	0.11%	0.30%	0.06%	E	0.82%	1.29%	L
JNL Institutional Alt 50	0.11%	0.30%	0.06%	E	1.00%	1.47%	L
JNL/American Funds Moderate Growth Allocation	0.19%	0.30%	0.15%	J	0.43%	1.07%	L
JNL/American Funds Growth Allocation	0.19%	0.30%	0.15%	J	0.45%	1.09%	L
JNL/AQR Large Cap Relaxed Constraint Equity	0.68%	0.30%	0.83%	J	0.00%	1.81%	L
JNL/AQR Managed Futures Strategy	0.84%	0.30%	0.15%	J	0.08%	1.37%	L
JNL/BlackRock Global Allocation	0.61%	0.30%	0.18%	J	0.01%	1.10%	L
JNL/BlackRock Global Natural Resources	0.54%	0.30%	0.15%	J	0.00%	0.99%	L
JNL/BlackRock Large Cap Select Growth	0.47%	0.30%	0.10%	G	0.00%	0.87%	L
JNL/Brookfield Global Infrastructure and MLP	0.70%	0.30%	0.15%	J	0.00%	1.15%	L
JNL/Causeway International Value Select	0.52%	0.30%	0.15%	J	0.00%	0.97%	L
JNL/ClearBridge Large Cap Growth	0.50%	0.30%	0.16%	J	0.01%	0.97%	L
JNL/Crescent High Income	0.55%	0.30%	0.15%	J	0.01%	1.01%	L
JNL/DFA U.S. Core Equity	0.40%	0.30%	0.10%	G	0.00%	0.80%	L
JNL/DoubleLine® Core Fixed Income	0.37%	0.30%	0.12%	G	0.00%	0.79%	L
JNL/DoubleLine® Shiller Enhanced CAPE®	0.61%	0.30%	0.15%	J	0.02%	1.08%	L
JNL/FPA + DoubleLine® Flexible Allocation	0.66%	0.30%	0.26%	J	0.03%	1.25%	L
JNL/Franklin Templeton Founding Strategy	0.00%	0.30%	0.05%	E	0.69%	1.04%	L
JNL/Franklin Templeton Global	0.55%	0.30%	0.16%	J	0.01%	1.02%	L
JNL/Franklin Templeton Global Multisector Bond	0.56%	0.30%	0.16%	J	0.02%	1.04%	L
JNL/Franklin Templeton Income	0.52%	0.30%	0.10%	G	0.01%	0.93%	L
JNL/Franklin Templeton International Small Cap Growth	0.79%	0.30%	0.16%	J	0.01%	1.26%	L
JNL/Franklin Templeton Mutual Shares	0.59%	0.30%	0.11%	G	0.01%	1.01%	L
JNL/Goldman Sachs Core Plus Bond	0.42%	0.30%	0.10%	G	0.01%	0.83%	L
JNL/Goldman Sachs Emerging Markets Debt	0.62%	0.30%	0.16%	J	0.00%	1.08%	L
JNL/Harris Oakmark Global Equity	0.73%	0.30%	0.16%	J	0.02%	1.21%	L
JNL/Invesco China-India	0.75%	0.30%	0.16%	J	0.00%	1.21%	L
JNL/Invesco Diversified Dividend	0.52%	0.30%	0.16%	J	0.02%	1.00%	L
JNL/Invesco Global Real Estate	0.59%	0.30%	0.15%	J	0.00%	1.04%	L
JNL/Invesco International Growth	0.52%	0.30%	0.15%	J	0.01%	0.98%	L
JNL/Invesco Mid Cap Value	0.57%	0.30%	0.10%	G	0.01%	0.98%	L
JNL/Invesco Small Cap Growth	0.66%	0.30%	0.10%	G	0.01%	1.07%	L
JNL/JPMorgan MidCap Growth	0.52%	0.30%	0.10%	G	0.01%	0.93%	L
JNL/JPMorgan U.S. Government & Quality Bond	0.28%	0.30%	0.10%	G	0.01%	0.69%	L
JNL/Lazard Emerging Markets	0.76%	0.30%	0.16%	J	0.00%	1.22%	L
JNL/Mellon Capital 10 x 10	0.00%	0.30%	0.05%	E	0.30%	0.65%	L
JNL/Mellon Capital Index 5	0.00%	0.30%	0.05%	E	0.27%	0.62%	L
JNL/Mellon Capital Emerging Markets Index	0.25%	0.30%	0.17%	J	0.00%	0.72%	L
JNL/Mellon Capital European 30	0.19%	0.30%	0.16%	J	0.00%	0.65%	L
JNL/Mellon Capital Pacific Rim 30	0.20%	0.30%	0.15%	J	0.00%	0.65%	L
JNL/Mellon Capital MSCI KLD 400 Social Index	0.25%	0.30%	0.22%	J	0.01%	0.78%	L
JNL/Mellon Capital S&P 1500 Growth Index	0.20%	0.30%	0.17%	J	0.01%	0.68%	L
JNL/Mellon Capital S&P 1500 Value Index	0.20%	0.30%	0.17%	J	0.01%	0.68%	L
JNL/Mellon Capital S&P 500 Index	0.12%	0.30%	0.11%	F	0.00%	0.53%	L
JNL/Mellon Capital S&P 400 MidCap Index	0.14%	0.30%	0.12%	G	0.00%	0.56%	L
JNL/Mellon Capital Small Cap Index	0.14%	0.30%	0.12%	G	0.00%	0.56%	L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital International Index	0.15%	0.30%	0.17%	J	0.00%	0.62%	L
JNL/Mellon Capital Bond Index	0.17%	0.30%	0.10%	G	0.01%	0.58%	L
JNL/Mellon Capital Consumer Staples Sector	0.24%	0.30%	0.17%	J	0.01%	0.72%	L
JNL/Mellon Capital Industrials Sector	0.24%	0.30%	0.16%	J	0.01%	0.71%	L
JNL/Mellon Capital Materials Sector	0.24%	0.30%	0.16%	J	0.01%	0.71%	L
JNL/Mellon Capital Real Estate Sector	0.21%	0.30%	0.18%	J	0.00%	0.69%	L
JNL/MFS Mid Cap Value	0.56%	0.30%	0.10%	G	0.00%	0.96%	L
JNL/Neuberger Berman Strategic Income	0.49%	0.30%	0.15%	J	0.04%	0.98%	L
JNL/Oppenheimer Global Growth	0.50%	0.30%	0.15%	J	0.01%	0.96%	L
JNL/PIMCO Income	0.50%	0.30%	0.18%	J	0.00%	0.98%	L
JNL/PIMCO Real Return	0.38%	0.30%	0.48%	G	0.00%	1.16%	L
JNL/PPM America Floating Rate Income	0.46%	0.30%	0.17%	J	0.01%	0.94%	L
JNL/PPM America High Yield Bond	0.33%	0.30%	0.10%	G	0.02%	0.75%	L
JNL/PPM America Mid Cap Value	0.56%	0.30%	0.11%	G	0.00%	0.97%	L
JNL/PPM America Small Cap Value	0.55%	0.30%	0.10%	G	0.00%	0.95%	L
JNL/PPM America Total Return	0.39%	0.30%	0.10%	G	0.00%	0.79%	L
JNL/PPM America Value Equity	0.45%	0.30%	0.11%	G	0.00%	0.86%	L
JNL/T. Rowe Price Established Growth	0.44%	0.30%	0.09%	F	0.00%	0.83%	L
JNL/T. Rowe Price Mid-Cap Growth	0.60%	0.30%	0.10%	G	0.00%	1.00%	L
JNL/T. Rowe Price Short-Term Bond	0.31%	0.30%	0.10%	G	0.00%	0.71%	L
JNL/T. Rowe Price Value	0.49%	0.30%	0.10%	G	0.00%	0.89%	L
JNL/WMC Balanced	0.32%	0.30%	0.09%	F	0.01%	0.72%	L
JNL/WMC Value	0.37%	0.30%	0.10%	G	0.00%	0.77%	L
JNL/S&P Competitive Advantage	0.26%	0.30%	0.10%	G	0.00%	0.66%	L
JNL/S&P Dividend Income & Growth	0.25%	0.30%	0.11%	G	0.00%	0.66%	L
JNL/S&P Intrinsic Value	0.26%	0.30%	0.11%	G	0.00%	0.67%	L
JNL/S&P Total Yield	0.26%	0.30%	0.10%	G	0.00%	0.66%	L
JNL/S&P Mid 3	0.32%	0.30%	0.11%	G	0.00%	0.73%	L
JNL/S&P 4	0.00%	0.30%	0.05%	E	0.36%	0.71%	L
JNL/S&P Managed Conservative	0.10%	0.30%	0.05%	E	0.61%	1.06%	L
JNL/S&P Managed Moderate	0.09%	0.30%	0.05%	E	0.63%	1.07%	L
JNL/S&P Managed Moderate Growth	0.08%	0.30%	0.05%	E	0.65%	1.08%	L
JNL/S&P Managed Growth	0.08%	0.30%	0.05%	E	0.66%	1.09%	L
JNL/S&P Managed Aggressive Growth	0.09%	0.30%	0.05%	E	0.67%	1.11%	L
JNL Moderate Growth Allocation	0.09%	0.30%	0.06%	E	0.66%	1.11%	L
JNL Growth Allocation	0.09%	0.30%	0.05%	E	0.66%	1.10%	L
JNL Aggressive Growth Allocation	0.10%	0.30%	0.05%	E	0.65%	1.10%	L
JNL Variable Fund LLC
JNL/Mellon Capital DowSM Index	0.19%	0.30%	0.17%	J	0.00%	0.66%	L
JNL/Mellon Capital MSCI World Index	0.19%	0.30%	0.17%	J	0.00%	0.66%	L
JNL/Mellon Capital NASDAQ® 100 Index	0.18%	0.30%	0.19%	J	0.00%	0.67%	L
JNL/Mellon Capital S&P® SMid 60	0.19%	0.30%	0.17%	J	0.00%	0.66%	L
JNL/Mellon Capital JNL 5	0.17%	0.30%	0.16%	J	0.00%	0.63%	L
JNL/Mellon Capital Consumer Discretionary Sector	0.18%	0.30%	0.16%	J	0.00%	0.64%	L
JNL/Mellon Capital Energy Sector	0.18%	0.30%	0.16%	J	0.00%	0.64%	L
JNL/Mellon Capital Financial Sector	0.18%	0.30%	0.16%	J	0.00%	0.64%	L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital Healthcare Sector	0.17%	0.30%	0.16%	J	0.00%	0.63%	L
JNL/Mellon Capital Information Technology Sector	0.18%	0.30%	0.16%	J	0.00%	0.64%	L
JNL/Mellon Capital Telecommunications Sector	0.21%	0.30%	0.16%	J	0.00%	0.67%	L
Jackson Variable Series Trust
JNL Conservative Allocation	0.15%	0.30%	0.05%	E	0.73%	1.23%	L
JNL Moderate Allocation	0.15%	0.30%	0.06%	E	0.75%	1.26%	L
JNL/DoubleLine® Total Return	0.42%	0.30%	0.11%	G	0.01%	0.84%	L
JNL/FAMCO Flex Core Covered Call	0.50%	0.30%	0.16%	J	0.00%	0.96%	L
JNL/PIMCO Credit Income	0.35%	0.30%	0.23%	G	0.00%	0.88%	L
JNL/T. Rowe Price Capital Appreciation	0.56%	0.30%	0.15%	J	0.00%	1.01%	L
JNL/The Boston Company Equity Income	0.45%	0.30%	0.16%	J	0.00%	0.91%	L
A      Fees and expenses at the Master Fund level for Class A shares of each respective Fund are as follows:

JNL/American Funds Balanced Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.56%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.28%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.76%.

B
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
Represents the amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue for at least one year from the date of this Prospectus, and continue thereafter, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

E      "Other Expenses" includes an Administrative Fee of 0.05% which is payable to JNAM.

F      "Other Expenses" includes an Administrative Fee of 0.09% which is payable to JNAM.

G      "Other Expenses" includes an Administrative Fee of 0.10% which is payable to JNAM.

H      "Other Expenses" includes an Administrative Fee of 0.13% which is payable to JNAM.

I      "Other Expenses" includes an Administrative Fee of 0.14% which is payable to JNAM.

J      "Other Expenses" includes an Administrative Fee of 0.15% which is payable to JNAM.

K      "Other Expenses" includes an Administrative Fee of 0.20% which is payable to JNAM.

L      Expense Information has been restated to reflect current fees.

M      Fees and expenses at the Master Fund level of each respective Fund are as follows:

JNL/Vanguard Capital Growth Fund: Management Fee: 0.34%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.36%.

JNL/Vanguard Equity Income Fund: Management Fee: 0.29%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.31%.

JNL/Vanguard International Fund: Management Fee: 0.36%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.39%.

JNL/Vanguard Small Company Growth: Management Fee: 0.31%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Acquired Fund Fees and Expenses: 0%; Total Annual Portfolio Operating Expenses: 0.34%.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes the maximum Fund fees and expenses and the cost if you select the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge), and the 2% Contract Enhancement Endorsement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,670	$2,650	$3,121	$5,876

If you annuitize at the end of the applicable time period (no additional fees upon annuitization):

1 year *	3 years	5 years	10 years
$1,670	$2,050	$3,121	$5,876

* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$670	$1,975	$3,121	$5,876

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The financial statements of the Separate Account and Jackson of NY and information about the values of all accumulation units constitute the condensed financial information. Information about the values of Accumulation Units for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements can be found in Appendix E. Information about the values of all remaining Accumulation Units can be found in the Statement of Additional Information. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any optional endorsement charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of Accumulation Units. Information about the Separate Account charges and charges for optional endorsements can be found in the “Periodic Expenses” tables above. For your copy of the Statement of Additional Information, please contact us at the Jackson of NY Service Center. Our contact information is at the beginning of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a Contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. You may allocate your Contract Value to:

•	our Guaranteed Fixed Account, as may be made available by us, or as may be otherwise limited by us, or

•	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). An assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Jackson of NY Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity contract. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England). Prudential plc is also the ultimate parent of PPM America, Inc., a sub-adviser for certain of the Funds, and Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner; the number and type of Contracts issued to each Owner; and records with respect to the value of each Contract.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Jackson of NY Service Center for more information.

THE GUARANTEED FIXED ACCOUNT

Contract value that you allocate to the Guaranteed Fixed Account will be placed with other assets in our general account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits. The Guaranteed Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Guaranteed Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of the Guaranteed Fixed Account, and transfers into and out of the Guaranteed Fixed Account, may be subject to contractual and administrative requirements. Accordingly, before purchasing a Contract, you should consult your Jackson of NY representative with respect to the current availability of Guaranteed Fixed Account and its limitations.

The Guaranteed Fixed Account, if available, offers a minimum interest rate that we guarantee for a one-year period. We guarantee principal and interest of any Contract Values while they are allocated to the Guaranteed Fixed Account only if amounts allocated to the account are not withdrawn until the end of the one-year duration. The value of the Guaranteed Fixed Account may be reduced if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than your premium payments (minus any applicable premium tax) and transfers allocated to the Guaranteed Fixed Account, minus transfers, withdrawals and charges from the Guaranteed Fixed Account, accumulated at 3% per year, minus any withdrawal charges or any tax due. Your Contract contains a more complete description of the Guaranteed Fixed Account, as supplemented by our administrative requirements relating to transfers.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 99 Allocation Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust for more information.

JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL Institutional Alt 25 Fund
JNL Institutional Alt 50 Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Index 5 Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL Aggressive Growth Allocation Fund
JNL Growth Allocation Fund
JNL Moderate Growth Allocation Fund

Important information regarding the following closed Investment Divisions:
As of August 29, 2011 (“the Effective Date”), the Investment Divisions investing in the JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; and JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015) stopped accepting any additional allocations or transfers. Additionally, as of September 15, 2014 (“the Effective Date”), the JNL/Mellon Capital Telecommunications Sector Investment Division stopped accepting any additional allocations or transfers. These Investment Divisions are collectively referred to as the “Divisions”. If as of the applicable Effective Date you had an automatic program, such as Dollar Cost Averaging, Earnings Sweep and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to include the Divisions under the program based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue to include an allocation to the Division under the program. The Divisions are not available for any new or revised allocation instructions under any automatic program. If you have allocation instructions for future Premium payments on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division. If you have not chosen a replacement Investment Division and make a subsequent Premium payment, all such allocations to any of the Divisions prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Government Money Market Investment Division. Your representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Government Money Market Investment Division to any other available investment option. Amounts invested in any of the Divisions as of the applicable Effective Date will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of any of the Divisions, you will not be able to transfer back in.

The names of the Funds that are or were previously available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Balanced Fund ("Feeder Fund")
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Asset Allocation FundSM ("Master Fund"). The Master Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Fund expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash.

JNL/American Funds Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM (“Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – Global Bond Fund SM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – Global Small Capitalization Fund SM (“Master Fund”). The Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth-Income FundSM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund® (“Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master

Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/Vanguard Capital Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and PRIMECAP Management Company, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Capital Growth Portfolio (“Master Fund”). The Master Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Master Fund consists predominantly of large- and mid-capitalization stocks.

JNL/Vanguard Equity Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Wellington Management Company LLP and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Equity Income Portfolio (“Master Fund”). The Master Fund invests mainly in common stocks of mid-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation.

JNL/Vanguard International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund International Portfolio (“Master Fund”). The Master Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Master Fund’s investment advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential.

JNL/Vanguard Small Company Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and ArrowMark Colorado Holdings, LLC, and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Small Company Growth Portfolio (“Master Fund”). Under normal circumstances the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Master Fund advisers to have superior growth potential. Also, these companies often provide little or no dividend income.

JNL Aggressive Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 0%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Institutional Alt 25 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 75% of its assets to traditional investment categories and approximately 25% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Multi-Manager Mid Cap Fund
Jackson National Asset Management, LLC (and Champlain Investment Partners, LLC, ClearBridge Investments, LLC, and Victory Capital Management, Inc.)
Seeks long-term total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of mid-capitalization growth and value strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Chicago Equity Partners, LLC, Granahan Investment Management, Inc., Kayne Anderson Rudnick Investment Management, LLC, and Victory Capital Management Inc.)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Congress Asset Management, LLP, Chicago Equity Partners, LLC, Cooke & Bieler L.P., Cortina Asset Management, LLC, and PPM America, Inc.)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies managed by four unaffiliated investment managers and one affiliated investment manager.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series ® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-40% of its assets to Underlying Funds that invest primarily in fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL/American Funds Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/AQR Large Cap Relaxed Constraint Equity Fund
Jackson National Asset Management, LLC (AQR Capital Management, LLC)
Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciate in excess of the MSCI USA Index ("Index"). The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or equity related instruments of large-capitalization companies, which the sub-adviser generally considers to be those companies with market capitalizations within the range of the Index at the time of purchase.

JNL/AQR Managed Futures Strategy Fund (Please Note: The Investment Division investing in the JNL/AQR Managed Futures Strategy Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks positive absolute returns by investing primarily in a portfolio of futures contracts, futures-related instruments, and equity swaps. Equity swaps include, but are not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed-income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world. Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/BlackRock Global Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock International Ltd.)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/Brookfield Global Infrastructure and MLP Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)
Seeks total return through growth of capital and current income by investing primarily in securities of publicly traded infrastructure companies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in MLPs and publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange. MLPs may derive income and gains from the exploration, development, mining or production, process, refining, transportation, or marketing of any mineral or natural resources.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital income and income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks of companies located in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/ClearBridge Large Cap Growth Fund
Jackson National Asset Management, LLC (and ClearBridge Investments, LLC)
Seeks long-term capital growth by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations.

JNL/Crescent High Income Fund
Jackson National Asset Management, LLC (and Crescent Capital Group, LP)
Seeks high current income with capital appreciation by investing primarily in high yield fixed-income securities and bank loans that are rated below investment grade. The Fund considers investments to be below investment grade if they are rated BB+ or lower by Standard & Poor’s Ratings Services or Fitch, Inc. and/or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed to be below investment grade by the sub-adviser. Below investment grade fixed-income securities are commonly referred to as “junk bonds.”

JNL/DFA Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds.

JNL/DFA Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed-income Underlying Funds.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.

JNL/DoubleLine® Core Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize current income and total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks total return (capital appreciation and current income) which exceeds the total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector TR USD Index. The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to provide additional long-term total return.

JNL/FPA + DoubleLine® Flexible Allocation Fund
Jackson National Asset Management, LLC (DoubleLine Capital LP, First Pacific Advisors, LLC and Ivy Investment Management Company)
Seeks to provide total return by allocating among a variety of alternative strategies managed by three unaffiliated sub-advisers. Each of the sub-advisers generally provides day-to-day management for a portion of the Fund’s assets.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Fund; and, JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”). The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)
Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund's assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investments of smaller international companies, located outside of the U.S., including those of emerging or developing markets. For this Fund, smaller companies are defined as those that, at the time of purchase of the investment, have market capitalizations that do not exceed the greater of (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index or the All Country World ex US (ACWIxUS) Small Cap Index.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)
Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income. The Fund, under normal market conditions, invests primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of current income, with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The sub-adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

JNL/Goldman Sachs Emerging Markets Debt Fund (Please Note: The Investment Division investing in the JNL/Goldman Sachs Emerging Markets Debt Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of total return consisting of income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and/or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

JNL/Harris Oakmark Global Equity Fund
Jackson National Asset Management, LLC (and Harris Associates L.P.)
Seeks capital appreciation by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries.

JNL/Invesco China-India Fund
Jackson National Asset Management, LLC (and Invesco Hong Kong Limited)
Seeks long-term capital growth by investing normally 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India.

JNL/Invesco Diversified Dividend Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital and, secondarily, current income by investing primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities. The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.

JNL/Invesco Mid Cap Value Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks total return through growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund (Please Note: The Investment Division investing in the JNL/Lazard Emerging Markets Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries. The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation and income by investing in Class I shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;

➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	10% in the JNL/Mellon Capital Small Cap Index Fund;

➢	10% in the JNL/Mellon Capital International Index Fund; and

➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities. The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Consumer Staples Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Consumer Staples Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to provide capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	20% in the JNL/Mellon Capital Small Cap Index Fund;

➢	20% in the JNL/Mellon Capital International Index Fund; and

➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Industrials Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Industrials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the MSCI Europe Australia Far East (“MSCI EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Materials Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Materials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the materials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to track the investment results of the MSCI KLD 400 Social Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance characteristics.

JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Real Estate Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Real Estate Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index.

JNL/Mellon Capital S&P 1500 Growth Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P 1500 ® Growth Index. The Fund is constructed to mirror the S&P 1500 ® Growth Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Growth Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital S&P 1500 Value Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P 1500 ® Value Index. The Fund is constructed to mirror the S&P 1500 ® Value Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Value Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P MidCap 400 Index. The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 500 Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P 500 ® Index. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P SmallCap 600 Index and provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the Index.

JNL/MFS Mid Cap Value Fund
Jackson National Asset Management, LLC (and Massachusetts Financial Services Company d/b/a MFS Investment Management)
Seeks capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in issues with medium market capitalizations.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)
Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid-capitalization and large-capitalization companies.

JNL/PIMCO Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed

Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in floating rate loans and other floating rate investments, floating rate notes, other floating rate debt securities, structured products, (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in (net assets plus the amount of any borrowings made for investment purposes) high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined to be of comparable quality. The Fund may also invest 35% of its total assets in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of domestic companies. Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase. At least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) will be invested, under normal circumstances, in equity securities.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the Class I shares of the following four Underlying Funds on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;

➢	25% in JNL/S&P Dividend Income & Growth Fund;

➢	25% in JNL/S&P Intrinsic Value Fund; and

➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks primarily capital appreciation with secondary focus on current income by investing in the stock of 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed-income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income, with capital growth as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed-income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth, with current income as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income and capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth and current income by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies. Under normal circumstances, the Fund invests approximately 1/3 of its net assets in the following strategies:

➢	MID Competitive Advantage Strategy;

➢	MID Intrinsic Value Strategy; and

➢	MID Total Equity Yield Strategy.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by Standard & Poor’s Investment Advisory Services LLC of returning cash to investors, such as through dividends, share repurchases or debt retirement.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing generally in common stocks of large-capitalization companies. The sub-adviser generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc. and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities in emerging markets. Normally, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities that are economically tied to emerging markets. Income is a secondary objective.

JNL/Vanguard Global Bond Market Index Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund.

JNL/Vanguard Growth Allocation Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard International Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund and Vanguard Total International Stock Index Fund.

JNL/Vanguard Moderate Allocation Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard Moderate Growth Allocation Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard U.S. Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in Admiral Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, the Vanguard U.S. Stock Index Small-Capitalization Funds and Vanguard U.S. Stock Index Mid-Capitalization Funds.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting.

JNL/WMC Government Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in, under normal circumstances, at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are "collateralized fully" (i.e., collateralized by cash or government securities).

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $10 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL Variable Fund LLC

JNL/Mellon Capital Consumer Discretionary Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital DowSM Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA.

JNL/Mellon Capital Energy Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Information Technology Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

JNL/Mellon Capital JNL 5 Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing in the securities that are identified by a model based on five different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;

➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;

➢	20% in the Global 15 Strategy, a dividend yielding strategy;

➢	20% in the 25 Strategy, a dividend yielding strategy; and

➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital MSCI World Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index. The Fund seeks to match the performance and characteristics of the MSCI EAFE Index.

JNL/Mellon Capital Nasdaq® 100 Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return by investing in the securities which comprise the NASDAQ-100 Index ® . The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the NASDAQ 100 Index in proportion to their market capitalization weighting in the NASDAQ 100 Index.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in the 30 securities that comprise the Standard & Poor's MidCap 400 Index and 30 that comprise the Standard & Poor's SmallCap 600 Index. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The sub-adviser follows a process that attempts to select small and mid-capitalization companies that are likely to be in an earlier stage of their economic life cycle than mature large-capitalization companies.

JNL/Mellon Capital Telecommunications Sector Fund
(Please Note: The Investment Division investing in the JNL/Mellon Capital Telecommunications Sector Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

Jackson Variable Series Trust

JNL Conservative Allocation Fund
Jackson National Asset Management, LLC
Seeks the generation of income through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield ("junk") bonds) of issuers in the U.S. and foreign countries, including emerging markets.

JNL Moderate Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield ("junk") bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNL/DoubleLine® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds.

JNL/FAMCO Flex Core Covered Call Fund
Jackson National Asset Management, LLC (and Ziegler Capital Management, LLC)
Seeks long-term capital appreciation while reducing the downside risk of equity investments by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s assets (net assets plus the amount of any borrowings made for investment purposes). Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers (including American Depositary Receipts (“ADRs”)), in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.

JNL/PIMCO Credit Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

JNL/T. Rowe Price Capital Appreciation Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing primarily in common stocks. The Fund may also hold fixed income and other securities to help preserve principal value. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund may invest up to 25% of its total assets in foreign securities.

JNL/The Boston Company Equity Income Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity Contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust carefully before investing. The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust may also be obtained at no charge by calling 1-800-599-5651 (Jackson of NY Service Center), by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or by visiting www.jackson.com . Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for mortality and expense charges. On an annual basis, these charges equal 1.50% of the average daily net asset value of your allocations to the Investment Divisions for the first six years. Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, these charges will equal 1.30% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Guaranteed Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

•	to make income payments for the life of the annuitant during the income phase;

•	to waive the withdrawal charge in the event of the Owner's death; and

•	to provide both basic and optional death benefits prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date (the date your Contract was issued). We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Guaranteed Fixed Account based on the proportion their respective value bears to the Contract Value.

We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Guaranteed Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

Transfer Charge. You must pay $25 for each transfer in excess of 25 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•	premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least three years without being withdrawn), plus

•	earnings (excess of Contract Value in the Allocation Options over remaining premium in these Options)

•	additional free withdrawal

◦
during each Contract Year, 10% of premiums that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an excess interest adjustment, and that have not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings. Any withdrawals that are necessary to satisfy the minimum distribution requirements by the Internal Revenue Code are counted as part of the additional free withdrawal percentage.

We will deduct a withdrawal charge on:

•	partial withdrawals in excess of the free withdrawal amount, or

•	withdrawals under a tax-qualified Contract that exceed its required minimum distributions, or

•
withdrawals in excess of the free withdrawal amounts to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity, or

•	total withdrawals.

The amount of the withdrawal charge deducted varies (depending on how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

Withdrawal Charge (as a percentage of premium payments):

Completed Years Since Receipt of Premium	0	1	2	3+
Withdrawal Charge	8%	7%	6%	0%

Completed years are 12-month periods starting with the date of the premium payment.

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any payments paid out as:

•	income payments during your Contract’s income phase (if that date is at least 13 months after the Issue Date);

•	death benefits;

•
withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge); or

•	withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of our affiliates.

Contract Enhancement Charge. If you select the Contract Enhancement, then for a period of three Contract Years a charge that equals 0.65% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions will be charged. This charge is also assessed against any amounts you have allocated to the Guaranteed Fixed Account, resulting in a credited interest rate of 0.65%, less than the annual credited interest rate that would apply to the Guaranteed Fixed Account if the Contract Enhancement had not been elected. However, the annual credited interest rate, assuming no withdrawals, will never be less than 3%.

Contract Enhancement Recapture Charge. If you select the Contract Enhancement and then make a partial or total withdrawal from your Contract in the first three years since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments. The amounts of these charges are as follows:

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)

Completed Years Since Receipt of Premium	0	1	2	3+
Recapture Charge (2% Credit)	2%	1.5%	0.75%	0%

Completed years are 12-month periods starting with the date of the premium payment.

Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of the free withdrawal amount, upon total withdrawals and if the Contract is returned during the free look period. We do not deduct the recapture charge from amounts applied to an income option on the Income Date.

We do not assess the recapture charge on any amounts paid out as:

•	death benefits;

•	withdrawals taken under your Contract's free withdrawal provisions;

•	withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

•	withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Account if you need extended hospital or nursing home care as provided in your Contract; or

•	income payments paid during the income phase.

Corresponding premium is premium allocated to the Investment Division and/or Fixed Account during the first Contract Year that has received a Contract Enhancement.

Guaranteed Minimum Income Benefit (“FutureGuard”) Charge. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay 0.075% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base (0.30% annually). This charge is deducted from the Contract Value (1) at the end of each calendar quarter and (2) upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro rata basis from the Issue Date to the end of the first calendar quarter after the Issue Date. The actual deduction of the charge will be reflected in your quarterly statement. The GMIB Benefit Base is explained on page 139 below. You should be aware that the GMIB charge will be deducted even if you never use the benefit and it only applies to certain optional income payments.

PLEASE NOTE: EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 54. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Monthly	Monthly
0.75%	0.51% ÷ 12

You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB is added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this GMWB is added before February 23, 2005, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.35% 0.55% upon step-up

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to be sure about the charge in your state, or contact us at the Jackson of NY Service Center for more information. Our contact information is at the beginning of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.

Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 54. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 53 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge. If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually). We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 57.

PLEASE NOTE: EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up – subject to a maximum charge of 0.81% annually.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 57. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 53 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. If you select the 5% GMWB With Annual Step-Up you will pay 0.055% of the GWB each Contract month (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 63.

PLEASE NOTE: EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.47% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is at the beginning of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 63. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 53 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract month (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 67.

PLEASE NOTE: EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.62% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is at the beginning of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 67. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 53 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge. If you select the 5% GMWB without Step-Up, you will pay 0.0175% each Contract month of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 71.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, or, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is at the beginning of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 71. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 53 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 74. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the annuitant's age. (With joint annuitants, the charge is based on the older annuitant's age.)

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	1.02% ÷ 12	0.57% ÷ 12
50 – 54	1.17% ÷ 12	0.72% ÷ 12
55 – 59	1.50% ÷ 12	0.96% ÷ 12
60 – 64	1.50% ÷ 12	0.96% ÷ 12
65 – 69	1.50% ÷ 12	0.96% ÷ 12
70 – 74	0.90% ÷ 12	0.57% ÷ 12
75 – 80	0.66% ÷ 12	0.42% ÷ 12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 79. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is at the beginning of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 74. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 53 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0725% (0.87% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 81.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.50% annually.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 87. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is at the beginning of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 81. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 53 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0875% (1.05% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 88.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.71% annually.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 94. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is at the beginning of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 88. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 53 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 95. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually. We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 103. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 95. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 53 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 106. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually. We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 114. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 106. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 53 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 117. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50% annually. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 124. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 117. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 53 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 127. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.86% annually. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 135. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 127. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 53 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Optional Death Benefit Charge. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select an optional death benefit in place of the basic death benefit. If you select the Maximum Anniversary Value Death Benefit, which is the optional death benefit available under your Contract, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump-sum payment, the amount received will be reduced by (a) minus (b) where:

(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached summary prospectuses for the Funds. For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 8.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.
DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“Distributor”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. Distributor also serves as distributor of other variable insurance products issued by Jackson of NY and its parent, Jackson National Life Insurance Company (“Jackson”).

Distributor is a wholly owned subsidiary of Jackson. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). Distributor is not a member of the Securities Investor Protection Corporation (“SIPC”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies (each a "Financial Institution," collectively "Financial Institutions"). No Financial Institution has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Financial Institutions are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Financial Institutions that sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, trail commissions may also be paid. Commissions may also be paid on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. The Financial Institutions determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Financial Institution.

Under certain circumstances, the Distributor and/or Jackson of NY or our affiliates may make payments to Financial Institutions in addition to commissions, in connection with the sale of Jackson and Jackson of NY variable insurance products. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Financial Institution and may not be offered to all Financial Institutions. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Financial Institution. Such payments may influence Financial Institutions and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the FINRA rules of conduct and Department of Labor (“DOL”) rules and regulations. While such compensation may be significant, it will not result in any additional direct charge by us to you.

Under these compensation structures, the Distributor and/or Jackson of NY or our affiliates may make marketing allowance payments and marketing support payments to the Financial Institutions. Marketing allowance payments are payments that are designed as consideration for product placement and distribution, and sales volume. Marketing allowance payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Financial Institutions and their registered representatives, and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.

The alphabetical listing below details the 20 Financial Institutions that received the largest amounts of marketing allowance payments and/or marketing support payments in 2017 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Financial Institution is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Financial Institution may appear on the list even if it is not receiving any payments with respect to sales of the Contracts. Payments to these firms ranged from approximately $475 thousand to approximately $20 million.

Cetera Advisor Networks, LLC
Cetera Advisors, LLC
Commonwealth Financial Network
Hantz Financial Services
INVEST Financial Corporation*
Lincoln Financial Advisors
LPL Financial Services
MetLife Securities, Inc.
MML Investors Services, LLC
Morgan Stanley
National Planning Corporation*
Raymond James & Associates, Inc.
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.*
Stifel Nicolaus & Company, Inc.
Transamerica Financial Advisors, Inc.

UBS Financial Services, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

*Jackson affiliate.

Please see Appendix B for a complete list of Financial Institutions that received amounts of marketing allowance payments and/or marketing support payments in 2017 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.

Compensation is also paid to employees of the Distributor and/or Jackson of NY or our affiliates who are responsible for providing services to Financial Institutions. These employees are generally referred to as "wholesalers" and may meet with Financial Institutions and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or optional benefits (if any) sold by the Financial Institutions that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

In addition to the Distributor, the following Financial Institutions are affiliated with Jackson and under common control within the same holding company structure:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation, and

•	Investment Centers of America, Inc.

The Distributor also has relationships with the sub-advisers to the various underlying Funds and their affiliates. The Distributor receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by the Distributor in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. Our affiliated Financial Institutions may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by the Distributor and/or Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Financial Institution and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Financial Institution and registered representative. You may ask your registered representative about any variations and how he or she and his or her Financial Institution are compensated for selling the Contract.

PURCHASES
Minimum Initial Premium:

•	$10,000 under most circumstances

•	$2,000 for a qualified plan Contract

Minimum Additional Premiums:

•	$500 for a qualified or non-qualified plan

•	$50 for an automatic payment plan

•	You can pay additional premiums at any time during the accumulation phase

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. There is a $100 minimum balance requirement for the Guaranteed Fixed Account and Investment Division. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account.

Maximum Premiums:

•	The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the enhanced death benefit, the GMIB or any GMWBs. Our right to restrict premiums to a lesser maximum amount may also affect the benefits under your Contract.

Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a GMIB endorsement is attached.

Allocations of Premium. You may allocate your premiums to one or more of the Allocation Options. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Guaranteed Fixed Account or an Investment Division is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules described above.

You may not allocate your Contract Values among more than 99 Allocation Options at any one time.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancement. If you elect the optional Contract Enhancement Endorsement, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Values with an additional 2% of your payment. There is a charge, described above, that is assessed against the Investment Divisions and the Guaranteed Fixed Account for the Contract Enhancement. We will impose a Contract Enhancement recapture charge if you

•	make withdrawals in excess of the free withdrawals permitted by your Contract, or

•	return your Contract during the Free Look period.

We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code. For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums. (See Example 2 in Appendix C for an illustration.) Partial Withdrawals will remove money from the Contract from the Premiums to which no or the lowest total withdrawal and Recapture Charge apply, based on the completed years (12 months) since the receipt of the premium. If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancement. Examples in Appendix C may assist you in understanding how recapture charges for the Contract Enhancement work.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Guaranteed Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first three years, the Contract Enhancement and the earnings, if any, on such amounts for the first three Contract Years. As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement. Jackson of NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first three years. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two and three, you would likely have a lower account values than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the third Contract Year.

The increased Contract Value resulting from the Contract Enhancement is reduced during the first three Contract Years by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first three years, at the end of the three-year period that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than three full years.

In the first three Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) on:

•	death benefits computed on the basis of Contract Value;

•	withdrawals taken under the additional free withdrawal provision;

•	withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

•	withdrawals under our Extended Care Benefit. (See page 52 below.)

Capital Protection Program. If you select our Capital Protection program at issue, we will allocate enough of your premium to the Guaranteed Fixed Account to assure that the amount so allocated will equal at the end of the 1 year period, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if Guaranteed Fixed Account is available. You should consult your Jackson of NY representative with respect to the current availability of Guaranteed Fixed Account, its limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the one-year guaranteed period was 3.00% per year. We would allocate $9,709 to that guaranteed period because $9,709 would increase at that interest rate to $10,000 after one year, assuming no withdrawals are taken. The remaining $291 of the payment would be allocated to the Investment Division(s) you selected.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “accumulation unit.” During the income phase we use a measure called an “annuity unit.”

Every business day, we determine the value of an accumulation unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding accumulation units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an accumulation unit may go up or down from day to day. The base Contract has a different accumulation unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that accumulation unit value.

When you make a premium payment, we credit your Contract with accumulation units. The number of accumulation units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Guaranteed Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Guaranteed Fixed Account will be subject to any applicable excess interest adjustment. There may be periods when we do not offer the Guaranteed Fixed Account, or when we impose special transfer requirements on the Guaranteed Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the Guaranteed Fixed Account. You can make 25 transfers every Contract Year without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 25 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Guaranteed Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. Please contact our Jackson of NY Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Jackson of NY Service Center immediately.

How to Cancel a Transaction. Telephone or Internet transfer requests may currently only be cancelled by calling the Jackson of NY Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner, ceases, and we will not allow such transaction unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal,

•	by electing the Systematic Withdrawal Program, or

•	by electing a Guaranteed Minimum Withdrawal Benefit, or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your withdrawal request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges under any optional endorsement and all applicable withdrawal charges. For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 36. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in each Guaranteed Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Jackson of NY Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 143.

Waiver of Withdrawal and Recapture Charges for Extended Care. We will waive the withdrawal charges and recapture charges that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit on amounts of up to $250,000 from the Separate Account or from the Guaranteed Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise this benefit once under your Contract.

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up is available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:

•
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” subsections beginning on pages 88, 106, and 127.)

•
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWB with Bonus and Annual Step-Up has a higher charge than the For Life GMWB with Bonus and Annual Step-Up without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is generally the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see “Extension of Latest Income Date” beginning on page 145 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate. Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date), to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA) which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Withdrawals greater than the GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5 and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal,

– or –

For Contracts to which this endorsement is added on and after May 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For Contracts to which this endorsement is added before May 2, 2005, 7% of the greater of:

1.	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

2.	the GWB after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's RMD under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “Step-Up”). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	•	7% of the new GWB; Or
	•	The GAWA before the step-up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after the GMWB is added to the Contract.

•	For Contracts to which the GMWB was added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If the Contract is continued by the spouse the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to “step-up” on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date. Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, Contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 52 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 7% GMWB may not be appropriate for the Owners of contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE: EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

•	The Owner's (or any joint Owner's) death;

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 143.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 143.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The first date both the GWB and the Contract Value equals zero; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 52 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 143.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. In addition, the GWB can never be more than $5 million with a Step-Up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 52 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 143.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. In addition, the GWB can never be more than $5 million with a Step-Up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 52 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal; or

•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 143.

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 52 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the annuitant's life (or the life of the first annuitant to die if there is more than one annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

•
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the annuitant and changing annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 143.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 143.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 52 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;

●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the annuitant's life (or the life of the first annuitant to die if there is more than one annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 143.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 143.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 52 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial Owners, and the For Life Guarantee is based on the annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit, or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.
This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 143.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information at the beginning of this GMWB Section regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 143.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 52 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63. If the Owner (or oldest Owner) was 63 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 143.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-Ups will continue as permitted in accordance with the Step-Up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 143.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 52 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit, or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

If this GMWB is added to your Contract on or after January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62. If the youngest Covered Life was 62 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

If this GMWB was added to your Contract before October 6, 2008, the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.

(See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 143

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

◦	Step-Ups will continue as permitted in accordance with the Step-Up rules above.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 143.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 52 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below. (If this GMWB was added to the Contract before October 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●
The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base. (If this GMWB was added to the Contract before October 6, 2008, the GWB increases by 7% for all ages.)

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.

There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account may be subject to an excess interest adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 143.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,

Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-Ups will continue as permitted in accordance with the Step-Up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 143.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 52 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given

Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit, or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account may be subject to an excess interest adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 143.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the RMD calculation for your contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-Ups will continue as permitted in accordance with the Step-Up rules above.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 143.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 52 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix D illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an excess interest adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•	the SEC, by order, may permit for the protection of Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Account for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least one year after the Contract is issued. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by the later of your 90th birthday or the end of the tenth Contract Year under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. However, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday. Additionally, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the required minimum distributions for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $20, we may set the frequency of payments so that the first payment would be at least $20.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of annuity units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for Option 4 or 4.5% for Options 1-3 and, if you select an income option with a life contingency, the age and gender of the annuitant.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of annuity units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

Income Options. The annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and annuitant). An income option may be elected or changed up to seven days prior to the Income Date.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

Guaranteed Minimum Income Benefit (“FutureGuard”).

PLEASE NOTE: On and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached.

The optional Guaranteed Minimum Income Benefit (“GMIB”) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 7 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if

•	you elect it prior to your Contract's Issue Date;

•	the annuitant is not older than age 78 on the Issue Date; and

•
you exercise it on or within 30 calendar days of your 7th, or any subsequent Contract Anniversary, but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of the GMIB);

•	the 31st calendar day following the Contract Anniversary immediately after the annuitant's 85th birthday;

•	the date you make a total withdrawal from the Contract;

•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

•	if the Owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available.

The GMIB may not be appropriate for Owners who will be subject to any required minimum distributions under an IRA or other qualified plan prior to the expiration of 7 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.” The GMIB Benefit Base is the greater of (a) or (b), where (a) is:

•	all premiums you have paid (net of any applicable premium taxes); plus

•	any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

•	an adjustment (described below) for any withdrawals (including any applicable charges and excess interest adjustments to those withdrawals); minus

•	annual contract maintenance charges, transfer charges and any applicable Contract charges due (other than the GMIB charge) under any optional endorsement; and minus

•	any taxes incurred, or chargeable under the Contract;

and (b) is:

•	the greatest Contract Value on any Contract Anniversary prior to the annuitant's 81st birthday; minus

•	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and excess interest adjustments for those withdrawals); plus

•	any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus

•	any annual contract maintenance charge, transfer charge, and any applicable charges due under any optional endorsement deducted after that Contract Anniversary; and minus

•	any taxes deducted after that Contract Anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract. Adjustments for withdrawals (including related charges and excess interest adjustments) will reduce the GMIB Benefit Base in the same proportion that Contract Value was reduced on the date of that withdrawal. When (a) is greater than (b), the fact that the GMIB charge is not deducted from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:

•	200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

•	any withdrawals (including related charges and excess interest adjustments); minus

•	annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement; and minus

•	taxes incurred since that Contract was issued.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the annuitant and the annuitant dies, you (the Owner) may select a new annuitant (who must be a person eligible to be an annuitant on the Issue Date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

You may NOT elect both the GMIB and a GMWB.

DEATH BENEFIT

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive completed claim forms and due proof of death from the first Beneficiary). The death benefit paid will be the basic Contract death benefit unless you have selected the optional death benefit endorsement. If you have a guaranteed minimum death benefit, the difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the Beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero. See the individual GMWB subsections earlier in this prospectus under “ACCESS TO YOUR MONEY” for information about how the GMWB endorsements work.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spouse Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

(a)	your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)
the total premiums you have paid since your Contract was issued minus prior withdrawals (including any applicable charges), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

For purposes of calculating (b) all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal.

The death benefit can be paid under one of the following death benefit options:

•	single lump-sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.

Under these income options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she can continue the Contract in his/her own name. The Special Spousal Continuation Option is an additional way to continue your Contract. See the “Special Spousal Continuation Option” section below.

As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Pre - selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by law.

Optional Death Benefit. You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting the Maximum Anniversary Value Death Benefit Endorsement:

Maximum Anniversary Value Death Benefit changes your basic death benefit to the greatest of:

(a)	Your “Contract Value” on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)
Total “Net Premiums” (premiums you paid net of premium taxes minus any withdrawals (including any applicable charges), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid - these charges are collected from Contract Value) since your Contract was issued; or

(c)
Your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges), annual contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary, minus taxes deducted subsequent to that Contract Anniversary.

For purposes of calculating (b) and (c), all adjustments to the Net Premiums or Contract Anniversary values will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to an optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums or Contract

Anniversary values in items (b) and (c) above in the same proportion that the Contract Value was reduced on the date of that withdrawal.

You may not elect the Maximum Anniversary Value Death Benefit if you are older than age 80 when your Contract is issued. The closer to age 81 you are when your Contract is issued, the less advantageous it would be for you to select these options.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. However, the spouse may continue the Contract at Contract Value without any charge and without exercising the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

The GMIB, however, will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue the Contract. Some GMWBs may be terminated by your spouse on the Continuation Date. For more information, please see “Guaranteed Minimum Income Benefit” beginning on page 139. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue the Contract. For more information, please see the individual GMWB subsections earlier in this prospectus under “ACCESS TO YOUR MONEY.”

If you have elected the Pre-selected Death Benefit Option Election the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by law.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner.

Death of Annuitant. If the annuitant is not an Owner or joint Owner and the annuitant dies before the Income Date, you can name a new annuitant, subject to our underwriting rules. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the Owner, and a new annuitant may not be named.

If the annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under, and the amounts received from, either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•	paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or for a period not exceeding your life expectancy or the life expectancy of a Beneficiary;

•	paid under an immediate annuity; or

•	which come from premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	in the case of hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees and

•	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date. If you do not annuitize your non-qualified Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year of your Latest Income Date. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 124 Investment Divisions and at least one Fixed Account option, and, if more than 99 options are offered, a Contract Owner's Contract Value can be allocated to no more than 99 fixed and variable options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 25 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called

“Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product Owners are not the Owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called “Federal (DAC) tax charge” under variable life insurance policies, we do not currently include company income taxes in the charges Owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to Guaranteed Fixed Account is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions from the one-year Guaranteed Fixed Account or any of the Investment Divisions. If the Guaranteed Fixed Accounts are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Guaranteed Fixed Account or Investment Divisions with a stable unit value, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive; you cannot select both.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one year Guaranteed Fixed Account option, if currently available, and the JNL/WMC Government Money Market Fund). There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Guaranteed Fixed Account, if currently available, periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive; you cannot select both.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods that you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within twenty days after receiving it. We will return

•	the Contract Value in the Investment Divisions, plus

•	any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, plus

•	the full amount of premium you allocated to the Guaranteed Fixed Account (minus any withdrawals), minus

•	any applicable Contract Enhancement recapture charge.

We will determine the Contract Value in the Investment Divisions as of the date we receive your Contract if you mail it to us or the date you return it to the selling agent. We will return premium payments where required by law.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment

Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features, would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson National Life Insurance Company (Jackson of NY's parent) and its subsidiaries are defendants in class actions and a number of civil proceedings arising in the ordinary course of business and otherwise . We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson of NY’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson of NY

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®,” “STANDARD & POOR’S 500®,” “S&P Composite 1500 Growth Index,” and “S&P Composite 1500 Value Index” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital DowSM Index Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, and JNL/Mellon Capital S&P 1500 Value Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S®, S&P®, S&P 500®, and S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT

THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq ® 100 Index Fund. The JNL/Mellon Capital Nasdaq ® 100 Index Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/DFA U.S. CORE EQUITY FUND, THE JNL/INVESCO MID CAP VALUE FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON CAPITAL MATERIALS SECTOR FUND, THE JNL/MELLON CAPITAL INDUSTRIALS SECTOR FUND, THE JNL/MELLON CAPITAL REAL ESTATE SECTOR FUND, THE JNL/MELLON CAPITAL MSCI WORLD INDEX FUND, THE JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL ENERGY SECTOR FUND OR THE JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/PPM AMERICA MID CAP VALUE FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, AND THE JNL/WMC VALUE FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

APPENDIX B

FINANCIAL INSTITUTION SUPPORT

Below is a complete list of Financial Institutions that received marketing and distribution and/or administrative support in 2017 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of Jackson and Jackson of NY variable insurance products.

1st Global Capital Corporation	Buckman, Buckman & Reid, Inc.	D. A. Davidson & Company
Advisory Group Equity Services, Ltd.	Cabot Lodge Securities LLC	D.H. Hill Securities, LLP
Allegheny Investments, Ltd.	Cadaret, Grant & Co., Inc.	Davenport & Company, LLC
Allegiance Capital, LLC	Calton & Associates, Inc.	David A. Noyes & Co
Allegis Investment Services	Cambridge Investment Research, Inc.	Davinci Capital Management Inc.
Allen & Company of Florida, Inc.	Camden Financial Services	Dempsey Lord Smith, LLC
American Capital Partners, LLC	Cantella & Company, Inc.	DFPG Investments, Inc.
American Equity Investment Corp.	Cape Securities, Inc.	Dominion Investor Services
American Independent Securities Group, LLC	Capfinancial Securities, Inc.	Duncan Williams, Inc.
	Capital Financial Services	Edward Jones & Company
American Portfolios Financial Services, Inc.	Capital Investment Group, Inc.	Emerson Equity LLC
	Capital One Investing, LLC	Equity Services, Inc.
Ameriprise Advisor Services, Inc.	Capitol Securities Management, Inc.	Essex Financial Services, Inc.
Ameritas Investment Corporation	Centaurus Financial, Inc.	Essex Securities
Arete Wealth Management, LLC	Center Street Securities, Inc.	Feltl and Company
Arque Capital, Ltd.	Century Securities & Associates, Inc.	Fifth Third Securities
Arvest Asset Management	Ceros Financial Services, Inc.	Financial Services International Corporation
Associated Investment Services	Cetera Advisor Networks, LLC
Aurora Capital, LLC	Cetera Advisors, LLC	First Allied Securities, Inc.
Ausdal Financial Partners, Inc.	Cetera Financial Specialists, LLC	First Brokerage America, LLC
Avalon Investment & Securities Group, Inc.	Cetera Investment Services, LLC	First Citizens Investor Services
	CFD Investments, Inc.	First Financial Equity Corporation
AXA Advisors, LLC	Chelsea Financial Services	First Heartland Capital, Inc.
B. B. Graham & Co., Inc.	Citigroup Global Markets, Inc.	First Kentucky Securities Corporation
B.C. Ziegler & Company	Citizens Investment Services	First Western Advisors
BancWest Investment Services, Inc.	Citizens Securities, Inc.	First Western Securities, Inc.
Bankers Life Securities, Inc.	Client One Securities, LLC	Foresters Equity Services, Inc.
BB&T Investment Services, Inc.	Coastal Equities, Inc.	Fortune Financial Services, Inc.
BB&T Securities LLC	Coburn & Meredith, Inc.	Founders Financial Securities, LLC
BBVA Compass Investment Solutions, Inc.	Commonwealth Financial Network	FSC Securities Corporation
BCG Securities, Inc.	Community America Financial Solutions, LLC	FTB Advisors, Inc.
Beaconsfield Financial Services		G. W. Sherwold Associates, Inc.
Benjamin F Edwards & Company	Compass Securities Corp.	G.A. Repple and Company
Berthel, Fisher & Company Financial Services	Comprehensive Asset Management and Servicing, Inc.	G.F. Investment Services, LLC
Garden State Securities
BMO Harris Financial Advisers, Inc.	Concorde Investment Services, LLC	Geneos Wealth Management, Inc.
BOK Financial Securities, Inc.	Coordinated Capital Securities, Inc.	Girard Securities, Inc.
Broker Dealer Financial Services Corporation	CoreCap Investments Inc.	Globalink Securities, Inc.
	Country Capital Management Company	GLP Investment Services, LLC
Brokers International Financial Services, LLC	Crescent Securities Group	GLS & Associates, Inc.
	Crown Capital Securities, L.P.	Gradient Securities, LLC
Brooklight Place Securities	CUNA Brokerage Services, Inc.	GWN Securities, Inc.
Bruce A. Lefavi Securities, Inc.	CUSO Financial Services, Inc.	H Beck, Inc.
Bruderman Brothers	Cutter & Company	H.D. Vest Investment Securities, Inc.

Halliday Financial, LLC	Legend Equities Corporation	Northwestern Mutual Investment Services, LLC
Hancock Investment Services LLC	Leigh Baldwin & Company
Hantz Financial Services	Liberty Group, LLC	NPB Financial Group, LLC
Harbor Financial Services, LLC	Liberty Partners Financial Services, LLC	NY Life Securities, Inc.
Harbour Investments, Inc.	LifeMark Securities Corporation	O.N. Equity Sales Company
Harger and Company, Inc.	Lincoln Douglas Investments, LLC	Oak Tree Securities, Inc.
Harvest Financial Corporation	Lincoln Financial Advisors Corporation	Omni Financial Securities, Inc.
Hazard & Siegel, Inc.	Lincoln Financial Securities Corporation	OneAmerica Securities, Inc.
Hefren-Tillotson, Inc.	Lincoln Investment Planning, Inc.	Oppenheimer & Company, Inc.
Hilltop Securities, Inc.	Lion Street Financial, LLC	Packerland Brokerage Services
Horace Mann Investors, Inc.	Lombard Securities	Paradigm Equities, Inc.
Hornor, Townsend & Kent, Inc.	Lowell & Company, Inc.	Park Avenue Securities, LLC
Huntington Investment Company	LPL Financial Services	Parkland Securities, LLC
Huntleigh Securities Corporation	Lucia Securities, LLC	Parsonex Securities, LLC
IBN Financial Services, Inc.	M Griffith Investment Services	Peak Brokerage Services
IFS Securities	M&T Securities, Inc.	PFA Security Asset Management, Inc.
IMS Securities, Inc.	M. Holdings Securities, Inc.	PlanMember Securities Corporation
Independence Capital Company	M.S. Howells & Co.	PNC Investments, LLC
Independent Financial Group, LLC	Mack Investment Securities, Inc.	Portfolio Resources Group, Inc.
Infinex Investments, Inc.	Madison Avenue Securities, Inc.	Principal Securities
Infinity Securities, Inc.	McDonald Partners, LLC	Private Client Services, LLC
Innovation Partners, LLC	Mercer Allied Company, LP	ProEquities, Inc.
Institutional Securities Corporation	Merrill Lynch	Prospera Financial Services, Inc.
InterCarolina Financial Services, Inc.	MetLife Securities, Inc.	Pruco Securities, LLC
International Assets Advisory, LLC	Michigan Securities, Inc.	Purshe Kaplan Sterling Investments
Intervest International, Inc.	Mid-Atlantic Capital Corporation	Questar Capital Corporation
INVEST Financial Corporation	Mid-Atlantic Securities, Inc.	Raymond James & Associates, Inc.
Investacorp, Inc.	Mischler Financial Group, Inc.	Raymond James Financial Services, Inc.
Investment Centers of America, Inc.	MML Investors Services, LLC	RBC Capital Markets Corporation
Investment Planners, Inc.	Moloney Securities Company, Inc.	Regulus Advisors, LLC
Investment Professionals, Inc.	Money Concepts Capital Corp.	Rhodes Securities, Inc.
Investors Capital Corporation	Moors & Cabot, Inc.	Robert W. Baird & Company, Inc.
J.W. Cole Financial, Inc.	Morgan Stanley	Royal Alliance Associates
James T Borello & Company	MSI Financial Services	SA Stone Wealth Management, Inc.
Janney, Montgomery Scott, LLC	Mutual of Omaha Investor Services, Inc.	Sagepoint Financial, Inc.
JJB Hilliard WL Lyons, LLC	Mutual Securities, Inc.	SANDLAPPER Securities, LLC
JP Morgan Securities	MWA Financial Services, Inc.	Santander Securities, LLC
K. W. Chambers & Company	National Planning Corporation	Saxony Securities, Inc.
Kalos Capital, Inc.	National Securities Corporation	SCF Securities, Inc.
KCD Financial, Inc.	Nations Financial Group, Inc.	Secure Planning, Inc.
Kestra Investment Services Inc./NFP Securities, Inc.	Nationwide Planning Associates	Securian Financial Services, Inc.
	Nationwide Securities, LLC	Securities America, Inc.
Key Investment Services	Navy Federal Brokerage Services, LLC	Securities Management & Research, Inc.
Kingsbury Capital, Inc.	NBC Securities, Inc.	Securities Service Network, Inc.
KMS Financial Services, Inc.	Newbridge Securities Corporation	Sigma Financial Corporation
Kovack Securities, Inc.	Next Financial Group, Inc.	Signal Securities, Inc.
L. M. Kohn & Company, Inc.	Niagara International Ltd.	Signator Investors, Inc.
Ladenburg Thalmann & Co. Inc	North Ridge Securities Corporation	Signature Securities Group Corporation
Lasalle St. Securities, LLC	Northeast Securities, Inc.	SII Investments, Inc.

Silver Oak Securities	Vorpahl Wing Securities
Simmons First Investment Group, Inc.	Voya Financial Advisors, Inc.
Sorrento Pacific Financial, LLC	Waddell & Reed, Inc.
Southeast Investments, N.C., Inc.	Wayne Hummer Investments, LLC
Spire Securities	Wedbush Securities, Inc.
St. Bernard Financial Services, Inc.	Weitzel Financial Services, Inc.
Sterling Monroe Securities, LLC	Wells Fargo Advisors, LLC
Sterne Agee Financial Services, Inc.	Wesbanco Securities, Inc.
Stifel Nicolaus & Company, Inc.	Wescom Financial Services, LLC
Summit Brokerage Services, Inc.	Western Equity Group
Summit Equities, Inc.	Western International Securities, Inc.
Sunbelt Securities, Inc.	Westport Capital Markets
SunTrust Investment Services, Inc.	WFG Investments, Inc.
SWBC Investment Services	Wiley Bros-Aintree Capital, LLC
SWS Financial Services, Inc.	Woodbury Financial Services, Inc.
Symphonic Securities, LLC	Woodmen Financial Services, Inc.
Synovus Securities, Inc.	World Capital Brokerage, Inc.
T.S. Phillips Investments, Inc.	World Equity Group, Inc.
Tandem Securities, Inc.	Wunderlich Securities, Inc.
Taylor Capital Management
TFS Securities, Inc.
The Investment Center, Inc.
The Leaders Group, Inc.
The O.N. Equity Sales Company
The Strategic Financial Alliance, Inc.
The Windmill Group
Thrasher & Chambers, Inc.
Thurston, Springer, Miller, Herd & Titak, Inc.

Titleist Asset Management, Ltd.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
Trustmont Financial Group, Inc.
UBS Financial Services, Inc.
Uhlmann Price Securities
Umpqua Investments, Inc.
UnionBanc Investment Services, LLC
United Brokerage Services, Inc.
United Planners Financial Services of America

US Bancorp Investments, Inc.
USA Financial Securities Corporation
USCA Securities LLC
Valic Financial Advisors, Inc.
ValMark Securities, Inc.
Vanderbilt Securities, LLC
Variable Investment Advisors, Inc.
Vision Brokerage Services, LLC

APPENDIX C

CONTRACT ENHANCEMENT RECAPTURE CHARGES

Example 1:
Assume an initial premium of $100,000. A 2% Contract Enhancement is added. Assume a 5.50% net return for a Contract Value of $113,528.55 at the end of year 2. Now assume that you want a gross withdrawal in the amount of $100,000.
The $100,000 withdrawal would be determined as follows:

•	$13,528.55 is earnings and will be subject to neither a withdrawal charge nor to the recapture charge

•	$86,471.45 is considered to be premium withdrawn
In contribution year 2, the withdrawal charge percentage is 7%, which applied to the $86,471.45, results in a withdrawal charge of $6,053.00. In addition, the recapture charge percentage is 1.5% in year 2, which results in a recapture charge of $1,297.07.
Thus, the net withdrawal paid to the Owner is:
$13,528.55 + $86,471.45 - $6053.00 - $1,297.07 = $92,649.93
Example 2:
Assume an initial premium payment of $100,000 on 10/1/01 and a subsequent premium payment of $100,000 on 12/1/01. A 2% Contract Enhancement is added at the time of each premium payment. Assume a 0% net return.
On 11/1/03 your Contract Value would be $204,000 and you want a gross withdrawal of $150,000.
The $150,000 withdrawal would be determined as follows:

•	$4,000 is earnings and will be subject to neither a the withdrawal charge nor to the recapture charge

•	$16,000 is the additional free withdrawal amount (10% of premiums that remain subject to withdrawal charge, not previously withdrawn, minus earnings)

•	$100,000 (initial premium withdrawn)

•	$30,000 (withdrawn from subsequent premium)
In contribution year 3, the withdrawal charge percentage is 6%, which applied to the $100,000, results in a withdrawal charge of $6,000. In addition, the recapture charge percentage is 0.75% in year 3, which results in a recapture charge of $750.
In contribution year 2, the withdrawal charge percentage is 7%, which applied to the $30,000, results in a withdrawal charge of $2,100. In addition, the recapture charge percentage is 1.5% in year 2, which results in a recapture charge of $450.
Thus, the net withdrawal paid to the Owner is:
$4,000 + $16,000 + $100,000 + $30,000 - $6,000 - $750.00 - $2,100 - $450.00 = $140,700.00
Contribution years are measured from the date the payment is made. Thus, in example 2, the initial premium is in contribution year 3 at the time of the withdrawal and the subsequent premium payment is in contribution year 2.

C-1

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

Example 1: At election, your GWB is set and your GAWA is determined based on that value.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s	If your endorsement contains a varying benefit percentage:

–
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

–
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

s	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

Example 2: If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined. Your GWB is subject to a maximum of $5,000,000.

▪	Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

s	Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

▪	Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	If your endorsement contains a varying benefit percentage:

–	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

–	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

s	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

–
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

–
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

Example 4: Upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD), your GWB and GAWA are re-determined.

▪	Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4), your GWB and GAWA are re-determined.

▪	Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

–
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint

Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

–
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

–
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

Example 6: Upon step-up, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Step-Up provision.)

▪	Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

s
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪	Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:

s
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

s
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

s
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

s	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

s
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

Example 7: Impact of the order of transactions. (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

–
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For

Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

–
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

s
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

s	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).

-
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

s	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

s
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

s	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: Upon application of the Guaranteed Withdrawal Balance Bonus, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

s	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your bonus base is not recalculated upon the application of the bonus to your GWB.

s
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

s	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

Example 9: For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday. If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life’s 62nd birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 01/12/2009, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the youngest Covered Life’s 59 1/2 birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: For Life Guarantee on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday. If your endorsement is effective on or after 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date the youngest Covered Life attains age 59 1/2.

s	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

s	If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

Example 11: Upon application of the Guaranteed Withdrawal Balance adjustment, your GWB is re-determined. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision.)

▪	Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

▪	Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

▪	Notes:

s	The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

s	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

APPENDIX E
ACCUMULATION UNIT VALUES
The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of charges and optional endorsements, information about the values of all remaining Accumulation Units is available in the SAI. Contact the Jackson of NY Service Center to request your copy of the SAI free of charge. Our contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

E-1

Accumulation Unit Values
Contract with Endorsements - 1.45%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.89	$16.47	$17.05	$16.99	$15.62	N/A	N/A	N/A	N/A	N/A
End of period	$18.40	$16.89	$16.47	$17.05	$16.99	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	336	351	—	89	115	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$38.54	$36.98	$39.36	$38.85	$30.21	$26.93	$27.97	$20.92	$15.66	N/A
End of period	$48.34	$38.54	$36.98	$39.36	$38.85	$30.21	$26.93	$27.97	$20.92	N/A
Accumulation units outstanding at the end of period	133	—	—	42	51	89	—	—	312	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.01	$13.44	$13.86	$13.99	$12.28	$11.03	$11.75	$10.94	$9.06	N/A
End of period	$16.11	$14.01	$13.44	$13.86	$13.99	$12.28	$11.03	$11.75	$10.94	N/A
Accumulation units outstanding at the end of period	—	83	83	84	84	84	84	84	84	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.07	$9.99	$10.58	$10.61	$11.09	N/A	N/A	N/A	N/A	N/A
End of period	$10.58	$10.07	$9.99	$10.58	$10.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	141	178	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.41	$11.23	$11.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.80	$11.41	$11.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	210	211	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.74	$7.01	$9.33	$11.03	$10.22	$10.29	$11.27	$9.74	N/A	N/A
End of period	$8.37	$8.74	$7.01	$9.33	$11.03	$10.22	$10.29	$11.27	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	129	—	—	1,904	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$42.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$55.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	512	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$13.88	$12.51	$15.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.04	$13.88	$12.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	136	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.77	$12.96	$13.63	$15.46	$12.91	$11.18	$13.02	$12.28	$9.57	N/A
End of period	$16.17	$12.77	$12.96	$13.63	$15.46	$12.91	$11.18	$13.02	$12.28	N/A
Accumulation units outstanding at the end of period	—	—	—	1,388	1,409	1,502	1,281	1,281	1,732	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$28.65	$25.49	$26.42	$24.40	$18.32	$16.35	$16.73	$15.17	$11.50	N/A
End of period	$33.95	$28.65	$25.49	$26.42	$24.40	$18.32	$16.35	$16.73	$15.17	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.89	$19.64	$19.85	$19.37	$20.07	$18.84	$18.23	$17.20	$15.11	N/A
End of period	$20.66	$19.89	$19.64	$19.85	$19.37	$20.07	$18.84	$18.23	$17.20	N/A
Accumulation units outstanding at the end of period	1,007	1,216	1,328	2,822	4,294	4,766	4,858	5,428	17,924	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.31	$11.05	$11.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.54	$11.31	$11.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	556	554	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$25.54	$25.38	$25.65	$24.69	$25.32	$23.84	$22.76	$21.46	N/A	N/A
End of period	$25.93	$25.54	$25.38	$25.65	$24.69	$25.32	$23.84	$22.76	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	48	62	291	—	1,291	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.99	$19.50	$20.19	$20.44	$17.43	$15.28	$16.65	$15.04	N/A	N/A
End of period	$23.06	$18.99	$19.50	$20.19	$20.44	$17.43	$15.28	$16.65	N/A	N/A
Accumulation units outstanding at the end of period	237	282	333	459	533	654	569	642	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$28.04	$24.66	$27.52	$25.55	$19.81	$18.65	$20.06	$16.54	N/A	N/A
End of period	$30.33	$28.04	$24.66	$27.52	$25.55	$19.81	$18.65	$20.06	N/A	N/A
Accumulation units outstanding at the end of period	243	—	—	—	530	882	644	645	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$27.20	$24.75	$25.57	$24.02	$17.45	$15.05	$15.48	$12.44	N/A	N/A
End of period	$33.51	$27.20	$24.75	$25.57	$24.02	$17.45	$15.05	$15.48	N/A	N/A
Accumulation units outstanding at the end of period	197	—	—	—	—	101	406	407	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$40.26	$40.64	$40.03	$36.52	$26.09	$22.77	$24.55	$19.83	N/A	N/A
End of period	$51.35	$40.26	$40.64	$40.03	$36.52	$26.09	$22.77	$24.55	N/A	N/A
Accumulation units outstanding at the end of period	652	517	570	650	704	759	823	1,036	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$20.52	$20.53	$20.73	$19.96	$20.99	$20.54	$18.97	$17.92	N/A	N/A
End of period	$20.74	$20.52	$20.53	$20.73	$19.96	$20.99	$20.54	$18.97	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	45	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$14.12	$14.06	$14.28	$13.72	$14.31	$14.01	$13.27	$12.71	N/A	N/A
End of period	$14.34	$14.12	$14.06	$14.28	$13.72	$14.31	$14.01	$13.27	N/A	N/A
Accumulation units outstanding at the end of period	630	632	638	647	551	551	551	552	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$24.22	$23.15	$22.18	$20.31	$14.60	$12.00	N/A	N/A	N/A	N/A
End of period	$29.15	$24.22	$23.15	$22.18	$20.31	$14.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,056	138	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$34.33	$27.38	$36.20	$40.97	$33.16	$32.25	$31.68	$26.98	$22.80	N/A
End of period	$32.84	$34.33	$27.38	$36.20	$40.97	$33.16	$32.25	$31.68	$26.98	N/A
Accumulation units outstanding at the end of period	—	—	—	230	180	243	321	740	891	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$14.32	$11.71	$12.01	$10.78	$8.20	$6.60	$7.68	$6.87	$5.88	N/A
End of period	$16.84	$14.32	$11.71	$12.01	$10.78	$8.20	$6.60	$7.68	$6.87	N/A
Accumulation units outstanding at the end of period	—	—	—	794	1,267	974	—	4,083	4,752	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$25.54	$26.94	$25.64	$20.79	$14.97	$12.81	$11.72	$11.45	$9.60	N/A
End of period	$30.87	$25.54	$26.94	$25.64	$20.79	$14.97	$12.81	$11.72	$11.45	N/A
Accumulation units outstanding at the end of period	—	—	1,560	2,011	788	520	821	1,716	2,095	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$14.16	$12.84	$13.22	$12.74	$10.44	$9.30	$9.64	$8.44	N/A	N/A
End of period	$16.10	$14.16	$12.84	$13.22	$12.74	$10.44	$9.30	$9.64	N/A	N/A
Accumulation units outstanding at the end of period	1,224	1,249	1,148	1,151	1,153	1,155	1,158	—	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.80	$11.46	$11.14	$9.37	$7.54	$6.87	$7.00	$6.33	$3.92	N/A
End of period	$17.20	$12.80	$11.46	$11.14	$9.37	$7.54	$6.87	$7.00	$6.33	N/A
Accumulation units outstanding at the end of period	—	6,448	3,439	5,899	477	1,454	1,873	3,615	3,887	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$16.63	$16.74	$17.17	$18.55	$15.50	$13.33	$15.41	$14.64	N/A	N/A
End of period	$20.50	$16.63	$16.74	$17.17	$18.55	$15.50	$13.33	$15.41	N/A	N/A
Accumulation units outstanding at the end of period	189	76	92	108	125	144	170	172	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.84	$17.03	$17.81	$16.24	$12.51	$10.75	$11.14	$9.65	$7.89	N/A
End of period	$21.71	$18.84	$17.03	$17.81	$16.24	$12.51	$10.75	$11.14	$9.65	N/A
Accumulation units outstanding at the end of period	—	75	75	75	75	76	325	5,909	7,685	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$23.06	$21.68	$21.70	$18.61	$13.37	$11.32	$11.25	$9.75	$7.38	N/A
End of period	$30.03	$23.06	$21.68	$21.70	$18.61	$13.37	$11.32	$11.25	$9.75	N/A
Accumulation units outstanding at the end of period	—	—	—	22	22	22	22	22	104	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$30.09	$25.41	$26.50	$24.61	$18.78	$16.25	$16.85	$13.58	N/A	N/A
End of period	$34.30	$30.09	$25.41	$26.50	$24.61	$18.78	$16.25	$16.85	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	98	98	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$19.56	$17.81	$17.92	$16.08	$12.39	$10.90	$10.90	$9.66	$7.78	N/A
End of period	$23.35	$19.56	$17.81	$17.92	$16.08	$12.39	$10.90	$10.90	$9.66	N/A
Accumulation units outstanding at the end of period	1,229	1,280	1,339	1,397	1,458	1,538	1,916	1,670	1,935	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.79	$21.59	$22.95	$22.25	$16.31	$14.28	$15.14	$12.16	N/A	N/A
End of period	$29.79	$26.79	$21.59	$22.95	$22.25	$16.31	$14.28	$15.14	N/A	N/A
Accumulation units outstanding at the end of period	229	346	422	458	1,138	1,910	1,483	1,557	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.62	$7.90	$7.80	$7.50	$6.29	$5.30	$5.56	$4.60	$3.72	N/A
End of period	$9.81	$9.62	$7.90	$7.80	$7.50	$6.29	$5.30	$5.56	$4.60	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.92	$19.18	$18.75	$18.66	$15.00	$12.63	$13.96	$12.27	$8.93	N/A
End of period	$25.39	$18.92	$19.18	$18.75	$18.66	$15.00	$12.63	$13.96	$12.27	N/A
Accumulation units outstanding at the end of period	—	99	99	100	100	100	100	100	101	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.52	$13.05	$13.66	$13.42	$14.98	$14.02	$12.73	$11.99	N/A	N/A
End of period	$13.74	$13.52	$13.05	$13.66	$13.42	$14.98	$14.02	$12.73	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,831	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$20.57	$17.83	$19.43	$19.69	$18.46	$16.04	$15.55	$13.65	N/A	N/A
End of period	$21.79	$20.57	$17.83	$19.43	$19.69	$18.46	$16.04	$15.55	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	296	—	—	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$31.92	$26.63	$29.59	$26.69	$19.31	$16.94	$18.14	$15.67	$11.00	N/A
End of period	$36.18	$31.92	$26.63	$29.59	$26.69	$19.31	$16.94	$18.14	$15.67	N/A
Accumulation units outstanding at the end of period	315	—	—	—	—	—	—	—	241	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$20.35	$18.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.14	$20.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	119	259	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$21.21	$20.30	$20.64	$19.65	$15.85	$13.89	$14.80	$12.82	$9.93	N/A
End of period	$25.76	$21.21	$20.30	$20.64	$19.65	$15.85	$13.89	$14.80	$12.82	N/A
Accumulation units outstanding at the end of period	740	826	866	773	771	970	1,884	2,979	2,954	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.71	$13.24	$13.65	$13.43	$13.04	$12.16	$11.97	$11.17	$9.98	N/A
End of period	$14.44	$13.71	$13.24	$13.65	$13.43	$13.04	$12.16	$11.97	$11.17	N/A
Accumulation units outstanding at the end of period	—	—	—	116	117	6,168	119	470	911	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$21.18	$20.29	$20.63	$19.82	$16.40	$14.43	$15.11	$13.21	$10.46	N/A
End of period	$25.28	$21.18	$20.29	$20.63	$19.82	$16.40	$14.43	$15.11	$13.21	N/A
Accumulation units outstanding at the end of period	5,866	5,869	5,945	6,122	6,332	8,195	8,445	10,101	16,354	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.36	$14.76	$15.15	$14.78	$13.58	$12.42	$12.50	N/A	N/A	N/A
End of period	$16.83	$15.36	$14.76	$15.15	$14.78	$13.58	$12.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	5,899	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.76	$18.99	$19.41	$18.84	$16.50	$14.72	$15.13	$13.56	$11.15	N/A
End of period	$22.59	$19.76	$18.99	$19.41	$18.84	$16.50	$14.72	$15.13	$13.56	N/A
Accumulation units outstanding at the end of period	12,821	12,981	17,436	18,938	19,725	20,006	20,438	20,778	22,201	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.57	$9.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.77	$11.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	163	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$54.49	$54.51	$49.96	$46.63	$34.12	$29.13	$29.91	$26.00	$18.38	N/A
End of period	$71.77	$54.49	$54.51	$49.96	$46.63	$34.12	$29.13	$29.91	$26.00	N/A
Accumulation units outstanding at the end of period	224	175	176	202	203	33	126	126	678	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$86.74	$82.97	$79.06	$71.10	$52.85	$47.21	$48.60	$38.57	$26.65	N/A
End of period	$106.42	$86.74	$82.97	$79.06	$71.10	$52.85	$47.21	$48.60	$38.57	N/A
Accumulation units outstanding at the end of period	—	33	33	819	834	879	777	996	1,018	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$26.59	$24.34	$25.16	$22.54	$16.68	$14.18	$14.69	$12.86	$9.52	N/A
End of period	$31.11	$26.59	$24.34	$25.16	$22.54	$16.68	$14.18	$14.69	$12.86	N/A
Accumulation units outstanding at the end of period	1,290	1,028	1,126	1,270	1,368	1,504	1,659	2,043	2,463	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$42.63	$39.03	$39.97	$36.91	$31.39	$28.93	$28.42	$26.02	$22.05	N/A
End of period	$47.27	$42.63	$39.03	$39.97	$36.91	$31.39	$28.93	$28.42	$26.02	N/A
Accumulation units outstanding at the end of period	480	535	595	655	1,993	2,177	2,354	2,569	2,769	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$11.77	$11.95	$12.12	$12.30	$12.48	$12.66	$12.84	$13.03	$13.20	N/A
End of period	$11.62	$11.77	$11.95	$12.12	$12.30	$12.48	$12.66	$12.84	$13.03	N/A
Accumulation units outstanding at the end of period	2,899	2,899	2,899	2,962	3,244	3,119	3,015	926	545	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$33.42	$29.89	$31.30	$28.53	$22.09	$19.26	$19.95	$17.81	$14.57	N/A
End of period	$37.94	$33.42	$29.89	$31.30	$28.53	$22.09	$19.26	$19.95	$17.81	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,633	1,811	1,971	2,142	2,517	N/A

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$29.31	$28.50	$30.75	$30.76	$24.25	$21.91	$23.06	$17.48	$13.27	$22.11
End of period	$36.26	$29.31	$28.50	$30.75	$30.76	$24.25	$21.91	$23.06	$17.48	$13.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.21	$10.90	$11.38	$11.64	$10.36	$9.43	$10.18	$9.60	$8.06	$11.56
End of period	$12.72	$11.21	$10.90	$11.38	$11.64	$10.36	$9.43	$10.18	$9.60	$8.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$31.67	$32.42	$31.38	$29.64	$21.93	$20.39	$20.81	$19.00	$14.49	$25.20
End of period	$41.15	$31.67	$32.42	$31.38	$29.64	$21.93	$20.39	$20.81	$19.00	$14.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.91	$10.19	$10.86	$12.48	$10.57	$9.28	$10.95	$10.47	$8.27	$15.32
End of period	$12.38	$9.91	$10.19	$10.86	$12.48	$10.57	$9.28	$10.95	$10.47	$8.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.78	$19.65	$20.64	$19.32	$14.70	$13.30	$13.79	$12.68	$9.74	$16.44
End of period	$25.47	$21.78	$19.65	$20.64	$19.32	$14.70	$13.30	$13.79	$12.68	$9.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$15.42	$15.44	$15.81	$15.64	$16.42	$15.63	$15.33	$14.66	$13.06	$13.37
End of period	$15.81	$15.42	$15.44	$15.81	$15.64	$16.42	$15.63	$15.33	$14.66	$13.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.07	$19.21	$19.68	$19.20	$19.95	$19.04	$18.43	$17.61	$15.86	$17.20
End of period	$19.10	$19.07	$19.21	$19.68	$19.20	$19.95	$19.04	$18.43	$17.61	$15.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.08	$14.14	$14.68	$13.13	$13.14	$10.53	$11.55	$10.14	$7.87	$12.59
End of period	$15.09	$14.08	$14.14	$14.68	$13.13	$13.14	$10.53	$11.55	$10.14	$7.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$14.18	$14.76	$15.49	$15.89	$13.74	$12.21	$13.48	$12.34	$9.27	$16.13
End of period	$16.99	$14.18	$14.76	$15.49	$15.89	$13.74	$12.21	$13.48	$12.34	$9.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.75	$19.38	$21.92	$20.64	$16.21	$15.48	$16.87	$14.10	$10.38	$17.49
End of period	$23.21	$21.75	$19.38	$21.92	$20.64	$16.21	$15.48	$16.87	$14.10	$10.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.17	$20.44	$21.41	$20.39	$15.01	$13.12	$13.68	$11.14	$8.50	$14.51
End of period	$26.94	$22.17	$20.44	$21.41	$20.39	$15.01	$13.12	$13.68	$11.14	$8.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.31	$15.52	$15.88	$15.50	$16.52	$16.39	$15.35	$14.70	$14.58	$14.08
End of period	$15.26	$15.31	$15.52	$15.88	$15.50	$16.52	$16.39	$15.35	$14.70	$14.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$11.54	$11.65	$11.99	$11.68	$12.34	$12.25	$11.76	$11.42	$11.11	$11.02
End of period	$11.56	$11.54	$11.65	$11.99	$11.68	$12.34	$12.25	$11.76	$11.42	$11.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$27.11	$21.91	$29.36	$33.68	$27.64	$27.24	$27.12	$23.42	$20.05	$33.19
End of period	$25.58	$27.11	$21.91	$29.36	$33.68	$27.64	$27.24	$27.12	$23.42	$20.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$13.59	$13.86	$14.41	$15.78	$13.37	$11.65	$13.65	$13.15	$10.46	$18.84
End of period	$16.52	$13.59	$13.86	$14.41	$15.78	$13.37	$11.65	$13.65	$13.15	$10.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$15.96	$14.63	$15.51	$14.33	$11.19	$9.75	$10.24	$8.99	$7.45	$13.33
End of period	$18.15	$15.96	$14.63	$15.51	$14.33	$11.19	$9.75	$10.24	$8.99	$7.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.59	$21.05	$22.24	$20.94	$16.19	$14.21	$14.93	$12.20	$9.09	$14.98
End of period	$27.66	$24.59	$21.05	$22.24	$20.94	$16.19	$14.21	$14.93	$12.20	$9.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.98	$14.76	$15.04	$13.68	$10.69	$9.53	$9.66	$8.68	$7.08	$11.68
End of period	$18.83	$15.98	$14.76	$15.04	$13.68	$10.69	$9.53	$9.66	$8.68	$7.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.89	$17.88	$19.27	$18.94	$14.07	$12.48	$13.42	$10.92	$8.82	$13.94
End of period	$24.02	$21.89	$17.88	$19.27	$18.94	$14.07	$12.48	$13.42	$10.92	$8.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.32	$15.73	$15.59	$15.73	$12.82	$10.93	$12.25	$10.92	$8.05	$14.01
End of period	$20.28	$15.32	$15.73	$15.59	$15.73	$12.82	$10.93	$12.25	$10.92	$8.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.96	$14.02	$15.49	$15.91	$15.12	$13.32	$13.08	$11.64	$8.18	$12.15
End of period	$16.68	$15.96	$14.02	$15.49	$15.91	$15.12	$13.32	$13.08	$11.64	$8.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.84	$20.16	$22.70	$20.75	$15.22	$13.53	$14.69	$12.86	$9.15	$17.82
End of period	$26.65	$23.84	$20.16	$22.70	$20.75	$15.22	$13.53	$14.69	$12.86	$9.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.47	$15.98	$16.47	$15.90	$13.00	$11.54	$12.46	$10.95	$8.59	$14.52
End of period	$19.74	$16.47	$15.98	$16.47	$15.90	$13.00	$11.54	$12.46	$10.95	$8.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.62	$11.38	$11.89	$11.86	$11.67	$11.03	$11.00	$10.41	$9.43	$11.24
End of period	$12.08	$11.62	$11.38	$11.89	$11.86	$11.67	$11.03	$11.00	$10.41	$9.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.46	$15.98	$16.46	$16.03	$13.45	$11.99	$12.73	$11.27	$9.05	$14.40
End of period	$19.37	$16.46	$15.98	$16.46	$16.03	$13.45	$11.99	$12.73	$11.27	$9.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.34	$14.94	$15.49	$15.24	$13.53	$12.23	$12.74	$11.58	$9.64	$13.68
End of period	$17.31	$15.34	$14.94	$15.49	$15.24	$13.53	$12.23	$12.74	$11.58	$9.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.71	$41.28	$38.34	$36.27	$26.90	$23.28	$24.23	$21.34	$15.29	$27.52
End of period	$52.90	$40.71	$41.28	$38.34	$36.27	$26.90	$23.28	$24.23	$21.34	$15.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.77	$62.79	$60.65	$55.28	$41.65	$37.71	$39.35	$31.65	$22.17	$38.41
End of period	$78.40	$64.77	$62.79	$60.65	$55.28	$41.65	$37.71	$39.35	$31.65	$22.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.23	$19.70	$20.64	$18.74	$14.05	$12.11	$12.72	$11.29	$8.47	$14.63
End of period	$24.51	$21.23	$19.70	$20.64	$18.74	$14.05	$12.11	$12.72	$11.29	$8.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.83	$29.54	$30.66	$28.70	$24.74	$23.11	$23.01	$21.35	$18.35	$23.80
End of period	$34.82	$31.83	$29.54	$30.66	$28.70	$24.74	$23.11	$23.01	$21.35	$18.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Mailing Address and Contact Information
Jackson of NY Service Center
Regular Mail:	P.O. Box 24068, Lansing, MI 48909-4068
Overnight Mail:	1 Corporate Way, Lansing, Michigan 48951
Customer Care:	800-599-5651 8:00 a.m. to 8:00 p.m. ET (M-F)
Fax:	800-701-0125
Email:	customercare@jackson.com

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2018

PERSPECTIVE FOCUS
FIXED AND VARIABLE ANNUITY®
Issued by

Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 30, 2018. The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NY ® ) by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or calling 1-800-599-5651.

1

General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National of New York. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (Jackson®), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

“JNL ® ,” “Jackson National ® ,” “Jackson ® ,” “Jackson of NY ® ” and “Jackson National Life Insurance Company of New York ® ” are trademarks of Jackson National Life Insurance Company ® .

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®,” “STANDARD & POOR’S 500®,” “S&P Composite 1500 Growth Index,” and “S&P Composite 1500 Value Index” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital Dow SM Index Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, and JNL/Mellon Capital S&P 1500 Value Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

2

Dow Jones, SPDJI and their respective affiliates do not :

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

3

STANDARD & POOR’S®, S&P®, S&P 500®, and S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations,

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including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

T HE C ORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE N ASDAQ-100 INDEX ® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. T HE C ORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE N ASDAQ-100 INDEX ® OR ANY DATA INCLUDED THEREIN. W ITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE C ORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq ® 100 Index Fund. The JNL/Mellon Capital Nasdaq ® 100 Index Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/DFA U.S. CORE EQUITY

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FUND, THE JNL/INVESCO MID CAP VALUE FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON CAPITAL MATERIALS SECTOR FUND, THE JNL/MELLON CAPITAL INDUSTRIALS SECTOR FUND, THE JNL/MELLON CAPITAL REAL ESTATE SECTOR FUND, THE JNL/MELLON CAPITAL MSCI WORLD INDEX FUND, THE JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL ENERGY SECTOR FUND OR THE JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/PPM AMERICA MID CAP VALUE FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, AND THE JNL/WMC VALUE FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL

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OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

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Services

Jackson of NY keeps the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of each Investment Division within JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $410,087 in 2015, $501,239 in 2016, and $491,607 in 2017 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

For Perspective Focus contracts, the aggregate amount of commissions paid to broker/dealers was $63,627 in 2015, $55,146 in 2016, and $55,498 in 2017. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/WMC Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance

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advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund's operating expenses.

Any current yield quotations of the JNL/WMC Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/WMC Government Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at

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the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Government Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Government Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/WMC Government Money Market Division nor that Division's investment in the JNL/WMC Government Money Market Fund, is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing

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the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury

11

Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust, JNL Variable Fund LLC, and Jackson Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 124 Investment Divisions and at least one Fixed Account option, and, if more than 99 Allocation Options are offered, a Contract owner can select no more than 99 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 25 transfers in any one year without a charge.

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Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of any annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date on which the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

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Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitants and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or

14

life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder

15

employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to Fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

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(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,500 for 2018. The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2018, these levels are $120,000 in the case of single taxpayers, $189,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

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(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includable compensation or the $18,500 elective deferral limitation in 2018. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

•	attains age 70 1/2,
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as

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of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

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Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements), except base Contracts (with no optional endorsements) or Contracts with the most expensive combination of charges and optional endorsements, which can be found in the Prospectus. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

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Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.09	$12.4	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.76	$13.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,547	2,488	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.39	$35.93	$38.30	$37.86	$29.48	$26.32	$27.37	$20.51	N/A	N/A
End of period	$46.82	$37.39	$35.93	$38.30	$37.86	$29.48	$26.32	$27.37	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	323	323	323	323	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.69	$13.15	$13.57	$13.72	$12.06	$10.84	$11.57	$10.78	$8.95	N/A
End of period	$15.72	$13.69	$13.15	$13.57	$13.72	$12.06	$10.84	$11.57	$10.78	N/A
Accumulation units outstanding at the end of period	628	628	628	628	716	934	1,016	1,277	1,475	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.58	$10.24	$10.79	$11.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.42	$10.58	$10.24	$10.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	511	542	506	463	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.79	$11.53	$11.87	$11.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.21	$11.79	$11.53	$11.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	809	813	779	787	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$41.06	$41.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$53.99	$41.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17	17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$13.78	$12.44	$15.51	$14.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.90	$13.78	$12.44	$15.51	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	348	332	317	288	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.42	$12.62	$13.29	$15.10	$12.63	$10.95	$12.77	$12.06	N/A	N/A
End of period	$15.70	$12.42	$12.62	$13.29	$15.10	$12.63	$10.95	$12.77	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	74	543	548	550	540	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$27.79	$24.76	$25.70	$23.78	$17.88	$15.98	$16.37	$14.87	$11.29	N/A
End of period	$32.88	$27.79	$24.76	$25.70	$23.78	$17.88	$15.98	$16.37	$14.87	N/A
Accumulation units outstanding at the end of period	—	—	96	92	101	111	121	131	141	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.33	$19.12	$19.35	$18.91	$19.63	$18.45	$17.88	$16.89	$14.87	N/A
End of period	$20.05	$19.33	$19.12	$19.35	$18.91	$19.63	$18.45	$17.88	$16.89	N/A
Accumulation units outstanding at the end of period	4,661	4,722	6,563	7,003	7,223	7,495	9,348	21,121	10,679	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.23	$10.95	$11.86	$11.74	$9.63	$8.44	$8.69	$8.00	$6.25	N/A
End of period	$13.45	$12.23	$10.95	$11.86	$11.74	$9.63	$8.44	$8.69	$8.00	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,286	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.22	$10.98	$11.64	$11.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.44	$11.22	$10.98	$11.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	881	889	825	792	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.19	$12.63	$13.86	$13.65	$12.15	$11.01	$10.91	$9.85	N/A	N/A
End of period	$15.35	$14.19	$12.63	$13.86	$13.65	$12.15	$11.01	$10.91	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.85	$11.29	$12.03	$11.39	$9.02	$8.07	$8.25	$7.52	$6.03	N/A
End of period	$13.67	$12.85	$11.29	$12.03	$11.39	$9.02	$8.07	$8.25	$7.52	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,367	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.72	$24.60	$24.90	$24.01	$24.66	$23.25	$22.23	$20.99	$18.68	N/A
End of period	$25.07	$24.72	$24.60	$24.90	$24.01	$24.66	$23.25	$22.23	$20.99	N/A
Accumulation units outstanding at the end of period	88	88	88	88	980	980	1,011	1,527	1,602	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.20	$16.07	$16.49	$14.57	$14.40	$11.41	$12.36	$10.72	N/A	N/A
End of period	$17.57	$16.20	$16.07	$16.49	$14.57	$14.40	$11.41	$12.36	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	60	311	305	313	310	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.38	$18.90	$19.61	$19.88	$16.98	$14.90	$16.26	$14.71	$10.91	N/A
End of period	$22.29	$18.38	$18.90	$19.61	$19.88	$16.98	$14.90	$16.26	$14.71	N/A
Accumulation units outstanding at the end of period	282	282	401	498	960	1,073	1,125	1,157	1,225	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$26.59	$24.23	$25.07	$23.59	$17.16	$14.82	$15.27	$12.29	N/A	N/A
End of period	$32.70	$26.59	$24.23	$25.07	$23.59	$17.16	$14.82	$15.27	N/A	N/A
Accumulation units outstanding at the end of period	35	35	36	71	109	141	142	142	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$38.98	$39.40	$38.87	$35.52	$25.41	$22.21	$23.98	$19.40	$13.79	N/A
End of period	$49.64	$38.98	$39.40	$38.87	$35.52	$25.41	$22.21	$23.98	$19.40	N/A
Accumulation units outstanding at the end of period	—	—	70	67	74	81	88	95	103	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.84	$19.87	$20.10	$19.38	$20.41	$20.01	$18.51	$17.53	$17.17	N/A
End of period	$20.02	$19.84	$19.87	$20.10	$19.38	$20.41	$20.01	$18.51	$17.53	N/A
Accumulation units outstanding at the end of period	451	452	682	672	744	890	995	1,053	1,787	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.81	$13.77	$14.01	$13.47	$14.08	$13.81	$13.09	$12.56	$12.07	N/A
End of period	$14.00	$13.81	$13.77	$14.01	$13.47	$14.08	$13.81	$13.09	$12.56	N/A
Accumulation units outstanding at the end of period	—	—	105	103	113	123	134	145	157	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$33.45	$26.71	$35.37	$40.09	$32.50	$31.65	$31.14	$26.57	N/A	N/A
End of period	$31.95	$33.45	$26.71	$35.37	$40.09	$32.50	$31.65	$31.14	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	30	99	101	239	101	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.49	$16.74	$17.54	$16.01	$12.36	$10.64	$11.04	$9.58	$7.84	N/A
End of period	$21.27	$18.49	$16.74	$17.54	$16.01	$12.36	$10.64	$11.04	$9.58	N/A
Accumulation units outstanding at the end of period	1,519	1,519	1,519	1,520	10,862	10,863	10,864	10,866	14,829	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$29.42	$24.89	$25.99	$24.17	$18.47	$16.01	$16.62	$13.42	N/A	N/A
End of period	$33.49	$29.42	$24.89	$25.99	$24.17	$18.47	$16.01	$16.62	N/A	N/A
Accumulation units outstanding at the end of period	693	704	703	719	495	496	496	497	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$19.12	$17.45	$17.57	$15.79	$12.19	$10.74	$10.75	$9.55	N/A	N/A
End of period	$22.80	$19.12	$17.45	$17.57	$15.79	$12.19	$10.74	$10.75	N/A	N/A
Accumulation units outstanding at the end of period	2,016	2,036	2,039	2,065	1,723	1,724	1,725	1,727	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.19	$21.14	$22.51	$21.86	$16.04	$14.07	$14.94	$12.02	$9.59	N/A
End of period	$29.08	$26.19	$21.14	$22.51	$21.86	$16.04	$14.07	$14.94	$12.02	N/A
Accumulation units outstanding at the end of period	3,122	3,123	3,274	3,315	3,330	2,259	2,277	2,291	2,317	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.37	$7.71	$7.62	$7.34	$6.16	$5.20	$5.46	$4.53	N/A	N/A
End of period	$9.55	$9.37	$7.71	$7.62	$7.34	$6.16	$5.20	$5.46	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	133	138	140	154	147	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.72	$10.29	$10.58	$10.25	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.27	$10.72	$10.29	$10.58	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	917	876	903	897	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.48	$18.76	$18.37	$18.31	$14.74	$12.43	$13.76	$12.12	$8.83	N/A
End of period	$24.77	$18.48	$18.76	$18.37	$18.31	$14.74	$12.43	$13.76	$12.12	N/A
Accumulation units outstanding at the end of period	1,199	1,199	1,200	1,254	1,254	1,260	1,265	1,260	2,477	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.32	$12.87	$13.50	$13.28	$14.85	$13.92	$12.66	$11.94	N/A	N/A
End of period	$13.52	$13.32	$12.87	$13.50	$13.28	$14.85	$13.92	$12.66	N/A	N/A
Accumulation units outstanding at the end of period	534	487	502	478	—	—	—	—	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$20.01	$17.37	$18.96	$19.24	$18.07	$15.72	$15.26	$13.41	$9.32	N/A
End of period	$21.17	$20.01	$17.37	$18.96	$19.24	$18.07	$15.72	$15.26	$13.41	N/A
Accumulation units outstanding at the end of period	639	662	743	863	1,478	1,653	1,761	1,795	7,046	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.62	$14.85	$16.41	$15.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.59	$18.62	$14.85	$16.41	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	328	346	333	359	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$30.91	$25.82	$28.74	$25.96	$18.81	$16.53	$17.72	$15.33	$10.78	N/A
End of period	$34.97	$30.91	$25.82	$28.74	$25.96	$18.81	$16.53	$17.72	$15.33	N/A
Accumulation units outstanding at the end of period	—	—	73	70	77	83	91	98	106	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$20.07	$18.49	$19.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.79	$20.07	$18.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,477	1,473	1,454	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$20.44	$17.64	$17.80	$15.91	$12.36	$11.13	$10.06	$8.65	N/A	N/A
End of period	$22.52	$20.44	$17.64	$17.80	$15.91	$12.36	$11.13	$10.06	N/A	N/A
Accumulation units outstanding at the end of period	588	574	651	666	—	—	—	—	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$20.62	$19.77	$20.13	$19.20	$15.51	$13.60	$14.52	$12.60	$9.77	N/A
End of period	$25.02	$20.62	$19.77	$20.13	$19.20	$15.51	$13.60	$14.52	$12.60	N/A
Accumulation units outstanding at the end of period	13,004	13,004	13,004	13,004	13,004	13,004	13,004	13,004	13,004	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.46	$13.02	$13.44	$13.25	$12.88	$12.03	$11.85	$11.08	N/A	N/A
End of period	$14.15	$13.46	$13.02	$13.44	$13.25	$12.88	$12.03	$11.85	N/A	N/A
Accumulation units outstanding at the end of period	8,168	8,168	8,168	8,168	8,168	8,168	8,168	8,168	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.60	$19.76	$20.12	$19.36	$16.04	$14.14	$14.83	$12.98	$10.30	N/A
End of period	$24.54	$20.60	$19.76	$20.12	$19.36	$16.04	$14.14	$14.83	$12.98	N/A
Accumulation units outstanding at the end of period	1,387	1,401	1,415	1,414	1,429	1,906	2,857	3,841	14,411	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.21	$18.49	$18.93	$18.41	$16.14	$14.42	$14.84	$13.33	N/A	N/A
End of period	$21.93	$19.21	$18.49	$18.93	$18.41	$16.14	$14.42	$14.84	N/A	N/A
Accumulation units outstanding at the end of period	2,393	2,394	11,272	11,272	11,273	11,587	12,221	12,878	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$52.78	$52.88	$48.54	$45.37	$33.24	$28.43	$29.23	$25.44	$18.01	N/A
End of period	$69.41	$52.78	$52.88	$48.54	$45.37	$33.24	$28.43	$29.23	$25.44	N/A
Accumulation units outstanding at the end of period	328	347	369	401	439	482	499	574	604	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$83.98	$80.44	$76.77	$69.14	$51.47	$46.05	$47.48	$37.73	$26.11	N/A
End of period	$102.87	$83.98	$80.44	$76.77	$69.14	$51.47	$46.05	$47.48	$37.73	N/A
Accumulation units outstanding at the end of period	603	619	637	677	709	747	762	761	764	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.93	$23.77	$24.61	$22.08	$16.36	$13.93	$14.46	$12.68	$9.40	N/A
End of period	$30.30	$25.93	$23.77	$24.61	$22.08	$16.36	$13.93	$14.46	$12.68	N/A
Accumulation units outstanding at the end of period	2,965	3,771	3,928	4,142	4,461	4,907	6,442	2,694	2,808	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$41.27	$37.84	$38.81	$35.90	$30.57	$28.21	$27.76	$25.45	$21.61	N/A
End of period	$45.69	$41.27	$37.84	$38.81	$35.90	$30.57	$28.21	$27.76	$25.45	N/A
Accumulation units outstanding at the end of period	1,095	1,124	1,162	1,318	1,126	1,193	1,216	1,220	1,219	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$11.40	$11.58	$11.77	$11.96	$12.15	$12.35	$12.55	$12.75	$12.93	N/A
End of period	$11.23	$11.40	$11.58	$11.77	$11.96	$12.15	$12.35	$12.55	$12.75	N/A
Accumulation units outstanding at the end of period	3,049	3,049	3,049	3,049	3,479	4,540	4,938	6,530	7,199	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$32.71	$29.30	$30.74	$28.05	$21.75	$19.00	$19.71	$17.61	$14.44	N/A
End of period	$37.09	$32.71	$29.30	$30.74	$28.05	$21.75	$19.00	$19.71	$17.61	N/A
Accumulation units outstanding at the end of period	—	—	—	—	937	937	937	937	937	N/A

Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.64	$16.25	$16.86	$16.83	$15.50	$14.22	$15.15	N/A	N/A	N/A
End of period	$18.09	$16.64	$16.25	$16.86	$16.83	$15.50	$14.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	372	389	405	421	437	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.01	$35.58	$37.95	$37.53	$29.24	$26.12	$27.18	$20.37	$15.28	$25.18
End of period	$46.32	$37.01	$35.58	$37.95	$37.53	$29.24	$26.12	$27.18	$20.37	$15.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	16	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.66	$16.15	$18.13	$18.40	$13.92	$12.03	$12.58	$10.08	$7.67	$11.66
End of period	$21.48	$19.66	$16.15	$18.13	$18.40	$13.92	$12.03	$12.58	$10.08	$7.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.57	$13.05	$13.47	$13.62	$11.99	$10.78	$11.51	$10.73	$8.91	$12.63
End of period	$15.58	$13.57	$13.05	$13.47	$13.62	$11.99	$10.78	$11.51	$10.73	$8.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	4,336

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.57	$6.89	$9.18	$10.88	$10.10	$10.19	$11.18	$9.68	$6.56	N/A
End of period	$8.18	$8.57	$6.89	$9.18	$10.88	$10.10	$10.19	$11.18	$9.68	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	52	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.61	$41.10	$39.33	$36.72	$26.86	$24.69	$24.91	$22.48	$16.95	$29.15
End of period	$53.38	$40.61	$41.10	$39.33	$36.72	$26.86	$24.69	$24.91	$22.48	$16.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	22	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.30	$12.50	$13.18	$14.98	$12.53	$10.88	$12.69	$11.99	$9.37	$17.16
End of period	$15.54	$12.30	$12.50	$13.18	$14.98	$12.53	$10.88	$12.69	$11.99	$9.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	42	1,407

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$27.51	$24.53	$25.47	$23.58	$17.73	$15.86	$16.26	$14.78	$11.22	$18.72
End of period	$32.53	$27.51	$24.53	$25.47	$23.58	$17.73	$15.86	$16.26	$14.78	$11.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	34	—

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.15	$18.95	$19.19	$18.76	$19.48	$18.32	$17.77	$16.79	$14.79	$14.97
End of period	$19.86	$19.15	$18.95	$19.19	$18.76	$19.48	$18.32	$17.77	$16.79	$14.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	5,684

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.11	$12.57	$13.80	$13.59	$12.11	$10.98	$10.88	$9.83	$7.52	$10.88
End of period	$15.26	$14.11	$12.57	$13.80	$13.59	$12.11	$10.98	$10.88	$9.83	$7.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.66	$9.94	$9.73	$10.92	$8.39	$6.70	$7.95	$6.71	N/A	N/A
End of period	$12.57	$9.66	$9.94	$9.73	$10.92	$8.39	$6.70	$7.95	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.78	$11.24	$11.98	$11.35	$9.00	$8.05	$8.23	$7.51	N/A	N/A
End of period	$13.60	$12.78	$11.24	$11.98	$11.35	$9.00	$8.05	$8.23	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.45	$24.35	$24.66	$23.79	$24.44	$23.06	$22.06	$20.84	$18.56	$19.90
End of period	$24.78	$24.45	$24.35	$24.66	$23.79	$24.44	$23.06	$22.06	$20.84	$18.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,662

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.11	$15.99	$16.41	$14.50	$14.35	$11.37	$12.33	$10.70	$8.21	$12.98
End of period	$17.46	$16.11	$15.99	$16.41	$14.50	$14.35	$11.37	$12.33	$10.70	$8.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	47	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.18	$18.71	$19.41	$19.69	$16.83	$14.78	$16.13	$14.60	$10.84	$18.66
End of period	$22.04	$18.18	$18.71	$19.41	$19.69	$16.83	$14.78	$16.13	$14.60	$10.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	35	680

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$27.00	$23.79	$26.61	$24.76	$19.23	$18.14	$19.55	$16.15	$11.76	$19.58
End of period	$29.15	$27.00	$23.79	$26.61	$24.76	$19.23	$18.14	$19.55	$16.15	$11.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,121

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$26.40	$24.07	$24.92	$23.46	$17.07	$14.75	$15.20	$12.25	$9.24	$15.58
End of period	$32.46	$26.40	$24.07	$24.92	$23.46	$17.07	$14.75	$15.20	$12.25	$9.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,634

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$38.56	$39.00	$38.49	$35.19	$25.19	$22.03	$23.80	$19.26	$13.70	$25.07
End of period	$49.08	$38.56	$39.00	$38.49	$35.19	$25.19	$22.03	$23.80	$19.26	$13.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,134

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.63	$19.67	$19.91	$19.20	$20.23	$19.85	$18.37	$17.40	$17.06	$16.28
End of period	$19.79	$19.63	$19.67	$19.91	$19.20	$20.23	$19.85	$18.37	$17.40	$17.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,134

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.61	$9.89	$12.37	$13.27	$13.64	$11.35	$14.03	$11.70	$6.92	$14.09
End of period	$14.68	$11.61	$9.89	$12.37	$13.27	$13.64	$11.35	$14.03	$11.70	$6.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	22	—

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.70	$13.67	$13.91	$13.39	$14.00	$13.74	$13.03	$12.51	$12.03	$11.80
End of period	$13.89	$13.70	$13.67	$13.91	$13.39	$14.00	$13.74	$13.03	$12.51	$12.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,500

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$23.40	$22.41	$21.51	$19.73	$14.22	$11.71	$11.17	$9.25	$7.06	$10.45
End of period	$28.10	$23.40	$22.41	$21.51	$19.73	$14.22	$11.71	$11.17	$9.25	$7.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$33.15	$26.49	$35.10	$39.80	$32.28	$31.45	$30.96	$26.43	$22.37	$36.61
End of period	$31.66	$33.15	$26.49	$35.10	$39.80	$32.28	$31.45	$30.96	$26.43	$22.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	19	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.57	$11.11	$11.43	$10.27	$7.83	$6.31	$7.37	$6.60	$5.66	$11.65
End of period	$15.92	$13.57	$11.11	$11.43	$10.27	$7.83	$6.31	$7.37	$6.60	$5.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,358

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.66	$26.07	$24.86	$20.20	$14.58	$12.50	$11.46	$11.22	$9.43	$12.48
End of period	$29.75	$24.66	$26.07	$24.86	$20.20	$14.58	$12.50	$11.46	$11.22	$9.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$13.89	$12.62	$13.02	$12.57	$10.33	$9.21	$9.57	$8.40	$6.82	$9.89
End of period	$15.76	$13.89	$12.62	$13.02	$12.57	$10.33	$9.21	$9.57	$8.40	$6.82
Accumulation units outstanding at the end of period	—	—	532	558	584	607	633	—	—	1,098

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.37	$11.10	$10.80	$9.11	$7.34	$6.71	$6.84	$6.20	$3.85	$6.92
End of period	$16.58	$12.37	$11.10	$10.80	$9.11	$7.34	$6.71	$6.84	$6.20	$3.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$16.14	$16.28	$16.73	$18.11	$15.16	$13.06	$15.14	$14.41	$11.33	$20.18
End of period	$19.85	$16.14	$16.28	$16.73	$18.11	$15.16	$13.06	$15.14	$14.41	$11.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,575

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.37	$16.65	$17.45	$15.94	$12.31	$10.60	$11.00	$9.55	$7.82	$13.84
End of period	$21.13	$18.37	$16.65	$17.45	$15.94	$12.31	$10.60	$11.00	$9.55	$7.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	8,118

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$22.51	$21.20	$21.25	$18.24	$13.14	$11.16	$11.13	$9.65	$7.32	$12.72
End of period	$29.25	$22.51	$21.20	$21.25	$18.24	$13.14	$11.16	$11.13	$9.65	$7.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	378

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$29.20	$24.71	$25.82	$24.03	$18.37	$15.93	$16.55	$13.37	$9.85	$16.04
End of period	$33.23	$29.20	$24.71	$25.82	$24.03	$18.37	$15.93	$16.55	$13.37	$9.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,310

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.98	$17.33	$17.46	$15.70	$12.12	$10.68	$10.70	$9.51	$7.67	$12.51
End of period	$22.62	$18.98	$17.33	$17.46	$15.70	$12.12	$10.68	$10.70	$9.51	$7.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,379

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.69	$14.89	$15.95	$15.66	$11.63	$10.39	$11.44	$9.63	$6.06	$8.83
End of period	$18.94	$19.69	$14.89	$15.95	$15.66	$11.63	$10.39	$11.44	$9.63	$6.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.00	$21.00	$22.37	$21.73	$15.96	$14.00	$14.88	$11.97	$9.56	$14.93
End of period	$28.85	$26.00	$21.00	$22.37	$21.73	$15.96	$14.00	$14.88	$11.97	$9.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	4,686

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.29	$7.64	$7.56	$7.29	$6.12	$5.17	$5.43	$4.51	$3.65	$6.14
End of period	$9.46	$9.29	$7.64	$7.56	$7.29	$6.12	$5.17	$5.43	$4.51	$3.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.19	$18.07	$20.18	$18.13	$13.89	$11.96	$13.01	$10.64	$8.15	$12.97
End of period	$22.45	$20.19	$18.07	$20.18	$18.13	$13.89	$11.96	$13.01	$10.64	$8.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.34	$18.63	$18.24	$18.20	$14.66	$12.36	$13.69	$12.06	$8.80	$15.12
End of period	$24.56	$18.34	$18.63	$18.24	$18.20	$14.66	$12.36	$13.69	$12.06	$8.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	34	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.26	$12.81	$13.45	$13.23	$14.80	$13.88	$12.63	$11.92	$10.34	N/A
End of period	$13.45	$13.26	$12.81	$13.45	$13.23	$14.80	$13.88	$12.63	$11.92	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.82	$17.22	$18.80	$19.09	$17.93	$15.62	$15.17	$13.33	$9.27	$13.60
End of period	$20.96	$19.82	$17.22	$18.80	$19.09	$17.93	$15.62	$15.17	$13.33	$9.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,789

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$30.57	$25.56	$28.46	$25.72	$18.64	$16.39	$17.59	$15.22	$10.70	$20.61
End of period	$34.58	$30.57	$25.56	$28.46	$25.72	$18.64	$16.39	$17.59	$15.22	$10.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	738

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$19.20	$18.55	$21.88	$18.85	$12.78	$11.39	$10.87	$9.66	N/A	N/A
End of period	$22.47	$19.20	$18.55	$21.88	$18.85	$12.78	$11.39	$10.87	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$20.43	$19.59	$19.97	$19.05	$15.40	$13.51	$14.43	$12.53	$9.72	$16.24
End of period	$24.77	$20.43	$19.59	$19.97	$19.05	$15.40	$13.51	$14.43	$12.53	$9.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,637

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.38	$12.95	$13.37	$13.19	$12.83	$11.99	$11.82	$11.05	$9.90	$11.67
End of period	$14.06	$13.38	$12.95	$13.37	$13.19	$12.83	$11.99	$11.82	$11.05	$9.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.41	$19.59	$19.95	$19.20	$15.93	$14.04	$14.73	$12.90	$10.24	$16.11
End of period	$24.30	$20.41	$19.59	$19.95	$19.20	$15.93	$14.04	$14.73	$12.90	$10.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,086

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.99	$14.44	$14.84	$14.51	$13.36	$12.25	$12.35	$11.28	$9.66	$12.48
End of period	$16.39	$14.99	$14.44	$14.84	$14.51	$13.36	$12.25	$12.35	$11.28	$9.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	305

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.03	$18.32	$18.77	$18.26	$16.03	$14.33	$14.75	$13.25	$10.91	$15.30
End of period	$21.72	$19.03	$18.32	$18.77	$18.26	$16.03	$14.33	$14.75	$13.25	$10.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	11,381

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$52.21	$52.33	$48.06	$44.95	$32.95	$28.19	$29.00	$25.25	$17.89	$31.82
End of period	$68.63	$52.21	$52.33	$48.06	$44.95	$32.95	$28.19	$29.00	$25.25	$17.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	30	1,420

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$83.08	$79.62	$76.02	$68.50	$51.02	$45.66	$47.11	$37.46	$25.93	$44.42
End of period	$101.71	$83.08	$79.62	$76.02	$68.50	$51.02	$45.66	$47.11	$37.46	$25.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	9	548

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.03	$10.05	$10.19	$10.31	$10.47	$10.40	$10.42	$10.29	$9.72	$10.51
End of period	$9.98	$10.03	$10.05	$10.19	$10.31	$10.47	$10.40	$10.42	$10.29	$9.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	5,489

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.72	$23.59	$24.43	$21.93	$16.26	$13.85	$14.38	$12.61	$9.35	$15.98
End of period	$30.03	$25.72	$23.59	$24.43	$21.93	$16.26	$13.85	$14.38	$12.61	$9.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	39	5,075

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$40.83	$37.46	$38.44	$35.57	$30.30	$27.98	$27.55	$25.27	$21.46	$27.52
End of period	$45.18	$40.83	$37.46	$38.44	$35.57	$30.30	$27.98	$27.55	$25.27	$21.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	461

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$11.28	$11.46	$11.65	$11.85	$12.05	$12.25	$12.45	$12.66	$12.85	$12.78
End of period	$11.11	$11.28	$11.46	$11.65	$11.85	$12.05	$12.25	$12.45	$12.66	$12.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	5,044

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$32.48	$29.11	$30.55	$27.89	$21.64	$18.91	$19.63	$17.55	$14.39	$21.95
End of period	$36.81	$32.48	$29.11	$30.55	$27.89	$21.64	$18.91	$19.63	$17.55	$14.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,449

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.91	$34.57	$36.93	$36.58	$28.54	$25.53	$26.61	$19.97	$15.01	$24.76
End of period	$44.88	$35.91	$34.57	$36.93	$36.58	$28.54	$25.53	$26.61	$19.97	$15.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	332

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.32	$15.89	$17.87	$18.17	$13.76	$11.91	$12.47	$10.01	$7.63	$11.61
End of period	$21.08	$19.32	$15.89	$17.87	$18.17	$13.76	$11.91	$12.47	$10.01	$7.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.24	$12.75	$13.18	$13.35	$11.76	$10.59	$11.32	$10.58	$8.79	$12.48
End of period	$15.18	$13.24	$12.75	$13.18	$13.35	$11.76	$10.59	$11.32	$10.58	$8.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.30	$12.54	$12.99	$11.61	$8.81	$7.50	$8.55	N/A	N/A	N/A
End of period	$16.06	$13.30	$12.54	$12.99	$11.61	$8.81	$7.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$39.30	$39.84	$38.18	$35.70	$26.15	$24.07	$24.33	$21.98	$16.60	$28.59
End of period	$51.58	$39.30	$39.84	$38.18	$35.70	$26.15	$24.07	$24.33	$21.98	$16.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.96	$12.17	$12.85	$14.63	$12.26	$10.65	$12.45	$11.78	$9.22	$16.90
End of period	$15.09	$11.96	$12.17	$12.85	$14.63	$12.26	$10.65	$12.45	$11.78	$9.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	671

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$26.68	$23.83	$24.78	$22.97	$17.31	$15.50	$15.91	$14.48	$11.02	$18.40
End of period	$31.51	$26.68	$23.83	$24.78	$22.97	$17.31	$15.50	$15.91	$14.48	$11.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.62	$18.45	$18.71	$18.32	$19.05	$17.95	$17.43	$16.50	$14.55	$14.76
End of period	$19.27	$18.62	$18.45	$18.71	$18.32	$19.05	$17.95	$17.43	$16.50	$14.55
Accumulation units outstanding at the end of period	686	651	711	761	1,016	937	954	1,538	2,670	6,770

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.16	$11.94	$13.38	$14.20	$11.69	$10.15	$11.18	N/A	N/A	N/A
End of period	$13.27	$12.16	$11.94	$13.38	$14.20	$11.69	$10.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,059	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.99	$10.76	$11.68	$11.58	$9.51	$8.35	$8.62	$7.95	$6.22	$9.92
End of period	$13.16	$11.99	$10.76	$11.68	$11.58	$9.51	$8.35	$8.62	$7.95	$6.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,371

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.11	$10.89	$11.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.30	$11.11	$10.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	359	360	361	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.89	$12.39	$13.62	$13.44	$11.99	$10.88	$10.81	$9.78	$7.49	$10.85
End of period	$15.00	$13.89	$12.39	$13.62	$13.44	$11.99	$10.88	$10.81	$9.78	$7.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	542	—	356

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.60	$11.09	$11.84	$11.23	$8.92	$7.99	$8.19	$7.48	$6.01	$9.85
End of period	$13.37	$12.60	$11.09	$11.84	$11.23	$8.92	$7.99	$8.19	$7.48	$6.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.67	$23.61	$23.94	$23.13	$23.80	$22.49	$21.55	$20.39	$18.18	$19.52
End of period	$23.96	$23.67	$23.61	$23.94	$23.13	$23.80	$22.49	$21.55	$20.39	$18.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	85	87	1,664

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.83	$15.73	$16.17	$14.32	$14.18	$11.26	$12.23	$10.63	$8.16	$12.93
End of period	$17.13	$15.83	$15.73	$16.17	$14.32	$14.18	$11.26	$12.23	$10.63	$8.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	321

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.61	$18.14	$18.85	$19.15	$16.39	$14.41	$15.76	$14.29	$10.62	$18.31
End of period	$21.30	$17.61	$18.14	$18.85	$19.15	$16.39	$14.41	$15.76	$14.29	$10.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	536

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$26.25	$23.17	$25.94	$24.18	$18.81	$17.77	$19.18	$15.87	$11.57	$19.30
End of period	$28.30	$26.25	$23.17	$25.94	$24.18	$18.81	$17.77	$19.18	$15.87	$11.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.80	$23.56	$24.42	$23.03	$16.78	$14.52	$14.99	$12.09	$9.13	$15.43
End of period	$31.67	$25.80	$23.56	$24.42	$23.03	$16.78	$14.52	$14.99	$12.09	$9.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	277	146

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$37.33	$37.81	$37.37	$34.22	$24.53	$21.49	$23.25	$18.85	$13.42	$24.60
End of period	$47.45	$37.33	$37.81	$37.37	$34.22	$24.53	$21.49	$23.25	$18.85	$13.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	96	99	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.00	$19.07	$19.33	$18.67	$19.70	$19.36	$17.94	$17.02	$16.71	$15.97
End of period	$19.13	$19.00	$19.07	$19.33	$18.67	$19.70	$19.36	$17.94	$17.02	$16.71
Accumulation units outstanding at the end of period	149	149	149	150	150	150	150	657	663	1,144

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.40	$13.39	$13.65	$13.16	$13.77	$13.53	$12.86	$12.37	$11.91	$11.69
End of period	$13.56	$13.40	$13.39	$13.65	$13.16	$13.77	$13.53	$12.86	$12.37	$11.91
Accumulation units outstanding at the end of period	779	721	783	836	874	777	766	849	841	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$22.79	$21.86	$21.02	$19.31	$13.93	$11.49	$10.98	$9.11	$6.96	$10.32
End of period	$27.34	$22.79	$21.86	$21.02	$19.31	$13.93	$11.49	$10.98	$9.11	$6.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	751	—	—	—

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$32.30	$25.85	$34.29	$38.95	$31.64	$30.87	$30.43	$26.02	$22.06	$36.14
End of period	$30.79	$32.30	$25.85	$34.29	$38.95	$31.64	$30.87	$30.43	$26.02	$22.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	102

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.47	$11.05	$11.38	$10.25	$7.82	$6.32	$7.38	$6.62	$5.69	$11.73
End of period	$15.79	$13.47	$11.05	$11.38	$10.25	$7.82	$6.32	$7.38	$6.62	$5.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.02	$25.43	$24.29	$19.77	$14.28	$12.27	$11.26	$11.04	$9.29	$12.32
End of period	$28.93	$24.02	$25.43	$24.29	$19.77	$14.28	$12.27	$11.26	$11.04	$9.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.04	$10.82	$10.55	$8.91	$7.19	$6.58	$6.72	$6.10	$3.79	$6.83
End of period	$16.12	$12.04	$10.82	$10.55	$8.91	$7.19	$6.58	$6.72	$6.10	$3.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	557	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.78	$15.94	$16.41	$17.79	$14.92	$12.87	$14.93	$14.24	$11.21	$20.00
End of period	$19.39	$15.78	$15.94	$16.41	$17.79	$14.92	$12.87	$14.93	$14.24	$11.21
Accumulation units outstanding at the end of period	556	634	638	672	672	1,252	1,211	1,183	1,102	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.05	$16.38	$17.20	$15.73	$12.16	$10.49	$10.91	$9.48	$7.78	$13.78
End of period	$20.73	$18.05	$16.38	$17.20	$15.73	$12.16	$10.49	$10.91	$9.48	$7.78
Accumulation units outstanding at the end of period	734	787	843	912	979	1,375	1,399	1,487	2,659	1,541

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$28.56	$24.20	$25.32	$23.60	$18.07	$15.69	$16.33	$13.21	$9.74	$15.90
End of period	$32.44	$28.56	$24.20	$25.32	$23.60	$18.07	$15.69	$16.33	$13.21	$9.74
Accumulation units outstanding at the end of period	339	386	417	458	513	1,153	1,162	1,234	1,286	506

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.56	$16.97	$17.13	$15.42	$11.93	$10.53	$10.56	$9.40	$7.60	$12.40
End of period	$22.09	$18.56	$16.97	$17.13	$15.42	$11.93	$10.53	$10.56	$9.40	$7.60
Accumulation units outstanding at the end of period	496	567	607	677	791	1,642	1,665	1,771	2,081	1,146

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$25.42	$20.56	$21.93	$21.34	$15.70	$13.79	$14.68	$11.83	$9.46	$14.80
End of period	$28.17	$25.42	$20.56	$21.93	$21.34	$15.70	$13.79	$14.68	$11.83	$9.46
Accumulation units outstanding at the end of period	388	459	492	533	578	1,290	1,296	1,369	1,422	1,098

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.05	$7.46	$7.39	$7.13	$6.00	$5.08	$5.34	$4.44	$3.60	$6.07
End of period	$9.20	$9.05	$7.46	$7.39	$7.13	$6.00	$5.08	$5.34	$4.44	$3.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	169

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.84	$17.78	$19.89	$17.90	$13.73	$11.85	$12.90	$10.56	$8.11	$12.91
End of period	$22.02	$19.84	$17.78	$19.89	$17.90	$13.73	$11.85	$12.90	$10.56	$8.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.93	$18.24	$17.89	$17.87	$14.42	$12.18	$13.51	$11.92	$8.70	$14.99
End of period	$23.98	$17.93	$18.24	$17.89	$17.87	$14.42	$12.18	$13.51	$11.92	$8.70
Accumulation units outstanding at the end of period	195	195	195	195	196	196	196	197	197	481

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.06	$12.64	$13.29	$13.10	$14.67	$13.78	$12.56	$11.87	$10.31	N/A
End of period	$13.23	$13.06	$12.64	$13.29	$13.10	$14.67	$13.78	$12.56	$11.87	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	911	—	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.27	$16.76	$18.33	$18.64	$17.54	$15.29	$14.88	$13.10	$9.12	$13.40
End of period	$20.34	$19.27	$16.76	$18.33	$18.64	$17.54	$15.29	$14.88	$13.10	$9.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	884

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$29.59	$24.77	$27.63	$25.00	$18.15	$15.98	$17.17	$14.89	$10.48	$20.22
End of period	$33.42	$29.59	$24.77	$27.63	$25.00	$18.15	$15.98	$17.17	$14.89	$10.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	123	122	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.87	$19.08	$19.47	$18.60	$15.06	$13.24	$14.15	$12.31	$9.56	$16.00
End of period	$24.05	$19.87	$19.08	$19.47	$18.60	$15.06	$13.24	$14.15	$12.31	$9.56
Accumulation units outstanding at the end of period	14,967	14,967	14,967	14,967	14,967	14,967	14,967	14,967	14,967	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.13	$12.73	$13.17	$13.00	$12.67	$11.86	$11.71	$10.97	$9.84	$11.61
End of period	$13.78	$13.13	$12.73	$13.17	$13.00	$12.67	$11.86	$11.71	$10.97	$9.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	477	—	—	8,246

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.84	$19.07	$19.46	$18.76	$15.58	$13.75	$14.46	$12.68	$10.08	$15.87
End of period	$23.59	$19.84	$19.07	$19.46	$18.76	$15.58	$13.75	$14.46	$12.68	$10.08
Accumulation units outstanding at the end of period	246	247	9,257	9,258	9,258	9,258	12,772	15,795	26,653	7,167

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.71	$14.19	$14.62	$14.31	$13.20	$12.11	$12.23	$11.19	$9.60	$12.41
End of period	$16.07	$14.71	$14.19	$14.62	$14.31	$13.20	$12.11	$12.23	$11.19	$9.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.51	$17.84	$18.31	$17.84	$15.68	$14.03	$14.47	$13.02	$10.74	$15.08
End of period	$21.09	$18.51	$17.84	$18.31	$17.84	$15.68	$14.03	$14.47	$13.02	$10.74
Accumulation units outstanding at the end of period	1,334	1,336	1,338	1,339	1,341	2,671	3,332	4,785	6,643	15,816

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$50.55	$50.75	$46.67	$43.71	$32.10	$27.50	$28.33	$24.71	$17.53	$31.23
End of period	$66.35	$50.55	$50.75	$46.67	$43.71	$32.10	$27.50	$28.33	$24.71	$17.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	156

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$80.44	$77.20	$73.83	$66.62	$49.69	$44.55	$46.02	$36.65	$25.41	$43.59
End of period	$98.34	$80.44	$77.20	$73.83	$66.62	$49.69	$44.55	$46.02	$36.65	$25.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	101	24

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.87	$9.91	$10.06	$10.20	$10.37	$10.31	$10.35	N/A	N/A	N/A
End of period	$9.81	$9.87	$9.91	$10.06	$10.20	$10.37	$10.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.08	$23.04	$23.90	$21.49	$15.95	$13.61	$14.15	$12.43	$9.23	$15.79
End of period	$29.24	$25.08	$23.04	$23.90	$21.49	$15.95	$13.61	$14.15	$12.43	$9.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	265	795

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$39.53	$36.31	$37.32	$34.59	$29.51	$27.29	$26.91	$24.72	$21.03	$27.01
End of period	$43.67	$39.53	$36.31	$37.32	$34.59	$29.51	$27.29	$26.91	$24.72	$21.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	487

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.92	$11.11	$11.32	$11.52	$11.73	$11.94	$12.16	$12.38	$12.59	$12.54
End of period	$10.74	$10.92	$11.11	$11.32	$11.52	$11.73	$11.94	$12.16	$12.38	$12.59
Accumulation units outstanding at the end of period	—	—	—	—	—	4,002	10,958	8,438	12,871	1,020

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$31.79	$28.54	$29.99	$27.43	$21.31	$18.65	$19.39	$17.36	$14.26	$21.78
End of period	$35.97	$31.79	$28.54	$29.99	$27.43	$21.31	$18.65	$19.39	$17.36	$14.26
Accumulation units outstanding at the end of period	160	160	160	160	160	161	161	161	162	949

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.83	$33.58	$35.92	$35.63	$27.85	$24.95	$26.04	$19.57	N/A	N/A
End of period	$43.46	$34.83	$33.58	$35.92	$35.63	$27.85	$24.95	$26.04	N/A	N/A
Accumulation units outstanding at the end of period	—	380	380	446	1,550	1,618	1,618	1,618	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.91	$12.45	$12.89	$13.08	$11.54	$10.41	$11.14	$10.42	N/A	N/A
End of period	$14.78	$12.91	$12.45	$12.89	$13.08	$11.54	$10.41	$11.14	N/A	N/A
Accumulation units outstanding at the end of period	92	92	92	93	2,007	2,125	2,126	2,126	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.81	$15.34	$16.18	$14.35	$11.05	N/A	N/A	N/A	N/A	N/A
End of period	$20.36	$17.81	$15.34	$16.18	$14.35	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	206	222	241	259	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.10	$17.97	$18.25	$17.89	$18.63	$17.58	$17.10	$16.21	N/A	N/A
End of period	$18.71	$18.10	$17.97	$18.25	$17.89	$18.63	$17.58	$17.10	N/A	N/A
Accumulation units outstanding at the end of period	31	31	31	32	32	3,972	3,987	4,164	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.04	$17.59	$18.31	$18.62	$15.96	$14.06	$15.39	$13.98	N/A	N/A
End of period	$20.59	$17.04	$17.59	$18.31	$18.62	$15.96	$14.06	$15.39	N/A	N/A
Accumulation units outstanding at the end of period	38	38	38	38	38	39	39	39	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.52	$22.56	$25.30	$23.61	$18.39	$17.41	$18.81	$15.59	N/A	N/A
End of period	$27.47	$25.52	$22.56	$25.30	$23.61	$18.39	$17.41	$18.81	N/A	N/A
Accumulation units outstanding at the end of period	—	691	691	811	1,811	2,546	2,538	2,496	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.22	$23.06	$23.94	$22.61	$16.50	$14.30	$14.78	$11.94	N/A	N/A
End of period	$30.90	$25.22	$23.06	$23.94	$22.61	$16.50	$14.30	$14.78	N/A	N/A
Accumulation units outstanding at the end of period	—	548	548	643	1,826	2,655	2,699	2,682	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$36.13	$36.65	$36.28	$33.27	$23.89	$20.96	$22.71	$18.43	N/A	N/A
End of period	$45.86	$36.13	$36.65	$36.28	$33.27	$23.89	$20.96	$22.71	N/A	N/A
Accumulation units outstanding at the end of period	—	480	480	563	1,248	1,290	1,290	1,290	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.40	$18.49	$18.77	$18.16	$19.19	$18.88	$17.53	$16.65	N/A	N/A
End of period	$18.49	$18.40	$18.49	$18.77	$18.16	$19.19	$18.88	$17.53	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	2,543	2,399	2,530	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.71	$16.10	$16.93	$15.50	$12.01	$10.37	$10.80	$9.40	N/A	N/A
End of period	$20.31	$17.71	$16.10	$16.93	$15.50	$12.01	$10.37	$10.80	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	670	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.86	$20.13	$21.51	$20.96	$15.44	$13.59	$14.48	$11.69	N/A	N/A
End of period	$27.50	$24.86	$20.13	$21.51	$20.96	$15.44	$13.59	$14.48	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,117	2,002	2,011	1,967	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.73	$16.32	$17.87	$18.20	$17.15	$14.98	$14.59	$12.87	N/A	N/A
End of period	$19.75	$18.73	$16.32	$17.87	$18.20	$17.15	$14.98	$14.59	N/A	N/A
Accumulation units outstanding at the end of period	17	17	17	17	17	17	18	18	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$28.65	$24.02	$26.83	$24.32	$17.68	$15.59	$16.78	$14.57	N/A	N/A
End of period	$32.31	$28.65	$24.02	$26.83	$24.32	$17.68	$15.59	$16.78	N/A	N/A
Accumulation units outstanding at the end of period	—	907	907	1,065	1,065	1,065	1,065	1,065	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.31	$18.58	$18.99	$18.17	$14.73	$12.97	$13.89	$12.09	N/A	N/A
End of period	$23.35	$19.31	$18.58	$18.99	$18.17	$14.73	$12.97	$13.89	N/A	N/A
Accumulation units outstanding at the end of period	38	38	39	39	39	39	85	86	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.29	$18.57	$18.98	$18.32	$15.24	$13.47	$14.18	$12.45	N/A	N/A
End of period	$22.90	$19.29	$18.57	$18.98	$18.32	$15.24	$13.47	$14.18	N/A	N/A
Accumulation units outstanding at the end of period	37	37	37	37	38	38	104	1,020	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.99	$17.37	$17.85	$17.42	$15.33	$13.75	$14.20	$12.79	N/A	N/A
End of period	$20.47	$17.99	$17.37	$17.85	$17.42	$15.33	$13.75	$14.20	N/A	N/A
Accumulation units outstanding at the end of period	75	75	75	76	76	76	166	167	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.93	$49.19	$45.31	$42.50	$31.25	$26.82	$27.67	$24.17	N/A	N/A
End of period	$64.13	$48.93	$49.19	$45.31	$42.50	$31.25	$26.82	$27.67	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	1,194	1,252	1,215	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$77.86	$74.84	$71.68	$64.78	$48.39	$43.44	$44.95	$35.85	N/A	N/A
End of period	$95.04	$77.86	$74.84	$71.68	$64.78	$48.39	$43.44	$44.95	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	257	258	250	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.46	$22.50	$23.38	$21.05	$15.65	$13.38	$13.93	$12.25	N/A	N/A
End of period	$28.48	$24.46	$22.50	$23.38	$21.05	$15.65	$13.38	$13.93	N/A	N/A
Accumulation units outstanding at the end of period	—	1,414	1,414	1,659	1,659	1,659	1,659	1,659	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$38.27	$35.21	$36.24	$33.63	$28.74	$26.62	$26.28	$24.18	N/A	N/A
End of period	$42.22	$38.27	$35.21	$36.24	$33.63	$28.74	$26.62	$26.28	N/A	N/A
Accumulation units outstanding at the end of period	30	31	31	31	31	31	81	82	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.57	$10.78	$10.99	$11.21	$11.43	$11.65	$11.88	$12.11	N/A	N/A
End of period	$10.38	$10.57	$10.78	$10.99	$11.21	$11.43	$11.65	$11.88	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	321	344	367	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$31.12	$27.98	$29.45	$26.97	$20.99	$18.39	$19.15	$17.17	N/A	N/A
End of period	$35.16	$31.12	$27.98	$29.45	$26.97	$20.99	$18.39	$19.15	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	1,768	1,859	1,787	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.47	$33.26	$35.59	$35.32	$27.62	$24.76	$25.85	$19.44	$14.64	$24.20
End of period	$43.00	$34.47	$33.26	$35.59	$35.32	$27.62	$24.76	$25.85	$19.44	$14.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.88	$15.56	$17.53	$17.85	$13.55	$11.76	$12.33	$9.92	$7.57	$11.55
End of period	$20.55	$18.88	$15.56	$17.53	$17.85	$13.55	$11.76	$12.33	$9.92	$7.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.80	$12.35	$12.80	$12.99	$11.47	$10.35	$11.08	$10.37	$8.64	$12.29
End of period	$14.65	$12.80	$12.35	$12.80	$12.99	$11.47	$10.35	$11.08	$10.37	$8.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	718

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$37.65	$38.24	$36.72	$34.41	$25.25	$23.29	$23.59	$21.36	$16.16	$27.89
End of period	$49.31	$37.65	$38.24	$36.72	$34.41	$25.25	$23.29	$23.59	$21.36	$16.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.52	$11.75	$12.43	$14.17	$11.90	$10.36	$12.13	$11.51	$9.02	$16.58
End of period	$14.50	$11.52	$11.75	$12.43	$14.17	$11.90	$10.36	$12.13	$11.51	$9.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.62	$22.92	$23.89	$22.19	$16.75	$15.03	$15.46	$14.10	$10.75	$17.99
End of period	$30.19	$25.62	$22.92	$23.89	$22.19	$16.75	$15.03	$15.46	$14.10	$10.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.93	$17.81	$18.09	$17.75	$18.50	$17.46	$16.99	$16.11	$14.24	$14.47
End of period	$18.52	$17.93	$17.81	$18.09	$17.75	$18.50	$17.46	$16.99	$16.11	$14.24
Accumulation units outstanding at the end of period	787	791	796	801	806	810	815	821	—	2,777

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$11.99	$11.79	$13.24	$14.08	$11.62	$10.11	N/A	N/A	N/A	N/A
End of period	$13.05	$11.99	$11.79	$13.24	$14.08	$11.62	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	974	974	1,065	1,065	1,065	1,065	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.60	$12.15	$13.38	$13.23	$11.83	$10.76	$10.71	$9.70	$7.45	$10.81
End of period	$14.65	$13.60	$12.15	$13.38	$13.23	$11.83	$10.76	$10.71	$9.70	$7.45
Accumulation units outstanding at the end of period	7,044	8,837	11,269	12,196	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.67	$22.65	$23.02	$22.28	$22.98	$21.75	$20.89	$19.80	$17.69	$19.03
End of period	$22.90	$22.67	$22.65	$23.02	$22.28	$22.98	$21.75	$20.89	$19.80	$17.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	83

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.46	$15.40	$15.86	$14.07	$13.97	$11.11	$12.09	$10.53	$8.10	$12.86
End of period	$16.70	$15.46	$15.40	$15.86	$14.07	$13.97	$11.11	$12.09	$10.53	$8.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.86	$17.41	$18.13	$18.45	$15.82	$13.94	$15.28	$13.88	$10.33	$17.85
End of period	$20.36	$16.86	$17.41	$18.13	$18.45	$15.82	$13.94	$15.28	$13.88	$10.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.28	$22.36	$25.08	$23.42	$18.26	$17.29	$18.69	$15.50	$11.32	$18.92
End of period	$27.20	$25.28	$22.36	$25.08	$23.42	$18.26	$17.29	$18.69	$15.50	$11.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.03	$22.90	$23.79	$22.47	$16.41	$14.23	$14.72	$11.90	$9.00	$15.24
End of period	$30.66	$25.03	$22.90	$23.79	$22.47	$16.41	$14.23	$14.72	$11.90	$9.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	282

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.75	$36.28	$35.93	$32.97	$23.68	$20.78	$22.53	$18.30	$13.06	$23.98
End of period	$45.34	$35.75	$36.28	$35.93	$32.97	$23.68	$20.78	$22.53	$18.30	$13.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	124

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.20	$18.30	$18.59	$17.99	$19.02	$18.72	$17.39	$16.53	$16.26	$15.57
End of period	$18.29	$18.20	$18.30	$18.59	$17.99	$19.02	$18.72	$17.39	$16.53	$16.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	602

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.18	$9.56	$12.00	$12.92	$13.33	$11.13	$13.80	$11.55	$6.86	$14.01
End of period	$14.09	$11.18	$9.56	$12.00	$12.92	$13.33	$11.13	$13.80	$11.55	$6.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.01	$13.02	$13.30	$12.85	$13.47	$13.27	$12.63	$12.17	$11.74	$11.55
End of period	$13.13	$13.01	$13.02	$13.30	$12.85	$13.47	$13.27	$12.63	$12.17	$11.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	880

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$22.00	$21.14	$20.37	$18.75	$13.56	$11.20	$10.73	$8.92	$6.83	$10.15
End of period	$26.33	$22.00	$21.14	$20.37	$18.75	$13.56	$11.20	$10.73	$8.92	$6.83
Accumulation units outstanding at the end of period	706	706	772	772	772	772	—	—	—	—

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$31.19	$25.01	$33.24	$37.83	$30.79	$30.11	$29.74	$25.48	$21.64	$35.53
End of period	$29.67	$31.19	$25.01	$33.24	$37.83	$30.79	$30.11	$29.74	$25.48	$21.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.00	$10.69	$11.03	$9.95	$7.61	$6.16	$7.21	$6.48	$5.58	$11.53
End of period	$15.21	$13.00	$10.69	$11.03	$9.95	$7.61	$6.16	$7.21	$6.48	$5.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.20	$24.60	$23.55	$19.20	$13.90	$11.96	$11.01	$10.81	$9.12	$12.11
End of period	$27.88	$23.20	$24.60	$23.55	$19.20	$13.90	$11.96	$11.01	$10.81	$9.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.63	$10.47	$10.23	$8.65	$7.00	$6.42	$6.57	$5.98	$3.72	$6.71
End of period	$15.54	$11.63	$10.47	$10.23	$8.65	$7.00	$6.42	$6.57	$5.98	$3.72
Accumulation units outstanding at the end of period	523	523	572	572	572	572	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.32	$15.50	$15.99	$17.37	$14.59	$12.62	$14.67	$14.01	$11.06	$19.76
End of period	$18.78	$15.32	$15.50	$15.99	$17.37	$14.59	$12.62	$14.67	$14.01	$11.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,229

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.60	$16.01	$16.84	$15.43	$11.96	$10.33	$10.76	$9.38	$7.71	$13.68
End of period	$20.18	$17.60	$16.01	$16.84	$15.43	$11.96	$10.33	$10.76	$9.38	$7.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	4,296

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.71	$23.54	$24.67	$23.04	$17.68	$15.38	$16.04	$13.00	$9.61	$15.71
End of period	$31.42	$27.71	$23.54	$24.67	$23.04	$17.68	$15.38	$16.04	$13.00	$9.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,379

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.01	$16.50	$16.69	$15.06	$11.67	$10.32	$10.37	$9.25	$7.49	$12.25
End of period	$21.39	$18.01	$16.50	$16.69	$15.06	$11.67	$10.32	$10.37	$9.25	$7.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,480

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.67	$20.00	$21.37	$20.84	$15.36	$13.52	$14.42	$11.64	$9.33	$14.62
End of period	$27.29	$24.67	$20.00	$21.37	$20.84	$15.36	$13.52	$14.42	$11.64	$9.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,413

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.74	$7.21	$7.16	$6.93	$5.84	$4.95	$5.22	$4.34	$3.53	$5.96
End of period	$8.87	$8.74	$7.21	$7.16	$6.93	$5.84	$4.95	$5.22	$4.34	$3.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.38	$17.41	$19.51	$17.59	$13.52	$11.69	$12.76	$10.46	$8.05	$12.85
End of period	$21.47	$19.38	$17.41	$19.51	$17.59	$13.52	$11.69	$12.76	$10.46	$8.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.36	$17.69	$17.39	$17.41	$14.07	$11.91	$13.24	$11.70	$8.56	$14.77
End of period	$23.17	$17.36	$17.69	$17.39	$17.41	$14.07	$11.91	$13.24	$11.70	$8.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	201

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.56	$16.17	$17.72	$18.06	$17.02	$14.88	$14.50	$12.79	$8.92	$13.14
End of period	$19.55	$18.56	$16.17	$17.72	$18.06	$17.02	$14.88	$14.50	$12.79	$8.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$28.34	$23.77	$26.57	$24.09	$17.53	$15.46	$16.65	$14.46	$10.20	$19.72
End of period	$31.94	$28.34	$23.77	$26.57	$24.09	$17.53	$15.46	$16.65	$14.46	$10.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	171

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.13	$18.41	$18.83	$18.03	$14.62	$12.88	$13.80	$12.02	$9.36	$15.69
End of period	$23.12	$19.13	$18.41	$18.83	$18.03	$14.62	$12.88	$13.80	$12.02	$9.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	15,314

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.82	$12.45	$12.90	$12.77	$12.46	$11.69	$11.56	$10.85	$9.75	$11.53
End of period	$13.42	$12.82	$12.45	$12.90	$12.77	$12.46	$11.69	$11.56	$10.85	$9.75
Accumulation units outstanding at the end of period	443	443	484	484	484	484	—	—	—	1,403

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.11	$18.41	$18.82	$18.17	$15.13	$13.38	$14.09	$12.38	$9.86	$15.57
End of period	$22.68	$19.11	$18.41	$18.82	$18.17	$15.13	$13.38	$14.09	$12.38	$9.86
Accumulation units outstanding at the end of period	12,556	13,225	13,346	13,479	58,451	61,915	62,065	64,421	59,528	86,919

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.36	$13.88	$14.32	$14.05	$12.98	$11.94	$12.08	$11.07	$9.52	$12.33
End of period	$15.65	$14.36	$13.88	$14.32	$14.05	$12.98	$11.94	$12.08	$11.07	$9.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.82	$17.22	$17.70	$17.28	$15.22	$13.65	$14.11	$12.72	$10.51	$14.79
End of period	$20.27	$17.82	$17.22	$17.70	$17.28	$15.22	$13.65	$14.11	$12.72	$10.51
Accumulation units outstanding at the end of period	1,362	1,363	1,365	1,367	1,369	—	—	—	—	6,799

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.41	$48.69	$44.87	$42.11	$30.98	$26.60	$27.46	$23.99	$17.06	$30.45
End of period	$63.40	$48.41	$48.69	$44.87	$42.11	$30.98	$26.60	$27.46	$23.99	$17.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	151

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$77.02	$74.07	$70.98	$64.18	$47.96	$43.08	$44.60	$35.59	$24.73	$42.50
End of period	$93.97	$77.02	$74.07	$70.98	$64.18	$47.96	$43.08	$44.60	$35.59	$24.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	334

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.66	$9.72	$9.88	$10.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.58	$9.66	$9.72	$9.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,478	48,269	61,557	66,617	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.26	$22.33	$23.21	$20.91	$15.55	$13.30	$13.85	$12.20	$9.08	$15.55
End of period	$28.23	$24.26	$22.33	$23.21	$20.91	$15.55	$13.30	$13.85	$12.20	$9.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	550

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.45	$10.66	$10.88	$11.10	$11.32	$11.55	$11.79	$12.02	$12.25	$12.23
End of period	$10.26	$10.45	$10.66	$10.88	$11.10	$11.32	$11.55	$11.79	$12.02	$12.25
Accumulation units outstanding at the end of period	6,585	6,585	7,200	7,200	7,200	7,200	—	—	—	13,246

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.90	$27.79	$29.26	$26.82	$20.88	$18.31	$19.07	$17.11	$14.08	$21.55
End of period	$34.89	$30.90	$27.79	$29.26	$26.82	$20.88	$18.31	$19.07	$17.11	$14.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	164

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.44	$32.31	$34.63	$34.42	$26.96	$24.20	$25.31	$19.06	$14.37	$23.80
End of period	$41.65	$33.44	$32.31	$34.63	$34.42	$26.96	$24.20	$25.31	$19.06	$14.37
Accumulation units outstanding at the end of period	1,072	1,072	1,145	1,145	—	—	—	—	—	1,660

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.50	$12.08	$12.53	$12.73	$11.26	$10.18	$10.92	$10.23	$8.53	$12.16
End of period	$14.28	$12.50	$12.08	$12.53	$12.73	$11.26	$10.18	$10.92	$10.23	$8.53
Accumulation units outstanding at the end of period	1,843	1,843	1,969	1,969	—	—	—	—	—	2,556

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.45	$37.08	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36
End of period	$47.67	$36.45	$37.08	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.20	$11.44	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33
End of period	$14.08	$11.20	$11.44	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.85	$22.27	$23.24	$21.62	$16.35	$14.69	$15.14	$13.82	$10.55	$17.69
End of period	$29.25	$24.85	$22.27	$23.24	$21.62	$16.35	$14.69	$15.14	$13.82	$10.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.43	$17.34	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26
End of period	$17.98	$17.43	$17.34	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01
Accumulation units outstanding at the end of period	—	154	154	154	154	154	154	—	—	4,181

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.95	$21.96	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68
End of period	$22.13	$21.95	$21.96	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.19	$15.15	$15.63	$13.89	$13.81	$11.00	$11.98	$10.45	$8.06	$12.81
End of period	$16.39	$15.19	$15.15	$15.63	$13.89	$13.81	$11.00	$11.98	$10.45	$8.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.32	$16.88	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51
End of period	$19.68	$16.32	$16.88	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	195

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.58	$21.77	$24.46	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64
End of period	$26.40	$24.58	$21.77	$24.46	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14
Accumulation units outstanding at the end of period	968	968	1,034	1,034	—	—	—	—	—	2,740

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.46	$22.41	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10
End of period	$29.92	$24.46	$22.41	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91
Accumulation units outstanding at the end of period	1,136	1,136	1,214	1,214	—	—	—	—	—	2,960

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.60	$35.17	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.79	$23.53
End of period	$43.83	$34.60	$35.17	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.79
Accumulation units outstanding at the end of period	667	667	712	712	—	—	—	—	—	1,328

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.62	$17.74	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28
End of period	$17.68	$17.62	$17.74	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,167

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.72	$12.75	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45
End of period	$12.82	$12.72	$12.75	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.59	$24.00	$23.01	$18.79	$13.62	$11.74	$10.82	$10.64	$8.99	$11.96
End of period	$27.12	$22.59	$24.00	$23.01	$18.79	$13.62	$11.74	$10.82	$10.64	$8.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$14.98	$15.18	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59
End of period	$18.33	$14.98	$15.18	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.28	$15.74	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62
End of period	$19.78	$17.28	$15.74	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66
Accumulation units outstanding at the end of period	—	675	675	676	677	677	678	—	—	678

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.10	$23.05	$24.20	$22.63	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57
End of period	$30.68	$27.10	$23.05	$24.20	$22.63	$17.39	$15.16	$15.82	$12.85	$9.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.61	$16.16	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15
End of period	$20.89	$17.61	$16.16	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.12	$19.58	$20.96	$20.46	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49
End of period	$26.64	$24.12	$19.58	$20.96	$20.46	$15.10	$13.32	$14.22	$11.50	$9.23
Accumulation units outstanding at the end of period	1,073	1,189	1,262	1,262	116	—	—	—	—	—

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.96	$17.31	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63
End of period	$22.60	$16.96	$17.31	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.04	$15.75	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95
End of period	$18.98	$18.04	$15.75	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	100

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$27.44	$23.05	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35
End of period	$30.88	$27.44	$23.05	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,096

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.60	$17.93	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21	$15.47
End of period	$22.44	$18.60	$17.93	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	89

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.58	$12.24	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69	$11.48
End of period	$13.16	$12.58	$12.24	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.58	$17.92	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71	$15.34
End of period	$22.02	$18.58	$17.92	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71
Accumulation units outstanding at the end of period	—	934	935	936	936	937	938	—	—	1,048

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.33	$16.77	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34	$14.57
End of period	$19.68	$17.33	$16.77	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	174

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$46.86	$47.20	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87
End of period	$61.29	$46.86	$47.20	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,574

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$74.56	$71.81	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70
End of period	$90.83	$74.56	$71.81	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	371

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.66	$21.81	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38
End of period	$27.49	$23.66	$21.81	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,308

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.64	$33.78	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84
End of period	$40.35	$36.64	$33.78	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	224

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.12	$10.33	$10.56	$10.79	$11.02	$11.26	$11.51	$11.76	$12.00	N/A
End of period	$9.91	$10.12	$10.33	$10.56	$10.79	$11.02	$11.26	$11.51	$11.76	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.25	$27.24	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38
End of period	$34.10	$30.25	$27.24	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,878

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.44	$31.39	$33.70	$33.54	$26.31	$23.65	$24.77	$18.68	$14.11	$23.40
End of period	$40.34	$32.44	$31.39	$33.70	$33.54	$26.31	$23.65	$24.77	$18.68	$14.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.23	$15.07	$17.02	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49	$11.46
End of period	$19.78	$18.23	$15.07	$17.02	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.18	$11.79	$12.25	$12.47	$11.04	$9.99	$10.74	$10.08	$8.42	$12.01
End of period	$13.89	$12.18	$11.79	$12.25	$12.47	$11.04	$9.99	$10.74	$10.08	$8.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.29	$35.94	$34.62	$32.54	$23.95	$22.16	$22.51	$20.44	$15.51	$26.85
End of period	$46.09	$35.29	$35.94	$34.62	$32.54	$23.95	$22.16	$22.51	$20.44	$15.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.88	$11.14	$11.81	$13.51	$11.38	$9.94	$11.68	$11.11	$8.73	$16.09
End of period	$13.67	$10.88	$11.14	$11.81	$13.51	$11.38	$9.94	$11.68	$11.11	$8.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.11	$21.64	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36	$17.39
End of period	$28.33	$24.11	$21.64	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$16.95	$16.88	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78	$14.05
End of period	$17.45	$16.95	$16.88	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.25	$21.29	$21.71	$21.07	$21.79	$20.70	$19.93	$18.95	$16.98	$18.33
End of period	$21.39	$21.25	$21.29	$21.71	$21.07	$21.79	$20.70	$19.93	$18.95	$16.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.94	$14.92	$15.42	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75
End of period	$16.08	$14.94	$14.92	$15.42	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.80	$16.36	$17.09	$17.45	$15.00	$13.26	$14.58	$13.28	$9.92	$17.19
End of period	$19.02	$15.80	$16.36	$17.09	$17.45	$15.00	$13.26	$14.58	$13.28	$9.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.89	$21.19	$23.85	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96	$18.37
End of period	$25.63	$23.89	$21.19	$23.85	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.93	$21.96	$22.88	$21.68	$15.88	$13.81	$14.33	$11.61	$8.82	$14.97
End of period	$29.23	$23.93	$21.96	$22.88	$21.68	$15.88	$13.81	$14.33	$11.61	$8.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.50	$34.10	$33.87	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54	$23.09
End of period	$42.36	$33.50	$34.10	$33.87	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.05	$17.20	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61	$14.99
End of period	$17.09	$17.05	$17.20	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.44	$12.48	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50	$11.35
End of period	$12.52	$12.44	$12.48	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$20.88	$20.12	$19.44	$17.95	$13.02	$10.79	$10.36	$8.64	$6.64	$9.89
End of period	$24.91	$20.88	$20.12	$19.44	$17.95	$13.02	$10.79	$10.36	$8.64	$6.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$29.58	$23.79	$31.73	$36.22	$29.56	$28.99	$28.73	$24.68	$21.03	$34.63
End of period	$28.06	$29.58	$23.79	$31.73	$36.22	$29.56	$28.99	$28.73	$24.68	$21.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.01	$23.41	$22.48	$18.38	$13.35	$11.52	$10.64	$10.48	$8.86	$11.81
End of period	$26.38	$22.01	$23.41	$22.48	$18.38	$13.35	$11.52	$10.64	$10.48	$8.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.03	$9.96	$9.77	$8.28	$6.72	$6.18	$6.35	$5.79	$3.62	$6.54
End of period	$14.70	$11.03	$9.96	$9.77	$8.28	$6.72	$6.18	$6.35	$5.79	$3.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$14.65	$14.87	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83	$19.41
End of period	$17.90	$14.65	$14.87	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$16.97	$15.48	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61	$13.55
End of period	$19.39	$16.97	$15.48	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$26.54	$22.61	$23.77	$22.27	$17.13	$14.95	$15.64	$12.71	$9.43	$15.45
End of period	$30.00	$26.54	$22.61	$23.77	$22.27	$17.13	$14.95	$15.64	$12.71	$9.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.22	$15.82	$16.05	$14.53	$11.29	$10.02	$10.10	$9.03	$7.34	$12.04
End of period	$20.39	$17.22	$15.82	$16.05	$14.53	$11.29	$10.02	$10.10	$9.03	$7.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$23.62	$19.20	$20.58	$20.13	$14.88	$13.14	$14.05	$11.38	$9.14	$14.38
End of period	$26.04	$23.62	$19.20	$20.58	$20.13	$14.88	$13.14	$14.05	$11.38	$9.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.29	$6.86	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81
End of period	$8.39	$8.29	$6.86	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.72	$16.86	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96	$12.74
End of period	$20.67	$18.72	$16.86	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.56	$16.93	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37	$14.48
End of period	$22.04	$16.56	$16.93	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.54	$15.33	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64	$12.76
End of period	$18.42	$17.54	$15.33	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.56	$22.35	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80	$18.99
End of period	$29.85	$26.56	$22.35	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.09	$17.46	$17.91	$17.19	$13.99	$12.36	$13.28	$11.61	$9.06	$15.24
End of period	$21.79	$18.09	$17.46	$17.91	$17.19	$13.99	$12.36	$13.28	$11.61	$9.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.35	$12.04	$12.51	$12.42	$12.16	$11.44	$11.35	$10.68	$9.63	$11.42
End of period	$12.90	$12.35	$12.04	$12.51	$12.42	$12.16	$11.44	$11.35	$10.68	$9.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.07	$17.45	$17.90	$17.34	$14.47	$12.84	$13.56	$11.95	$9.55	$15.12
End of period	$21.38	$18.07	$17.45	$17.90	$17.34	$14.47	$12.84	$13.56	$11.95	$9.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.84	$13.42	$13.89	$13.67	$12.66	$11.68	$11.86	$10.90	$9.40	$12.22
End of period	$15.04	$13.84	$13.42	$13.89	$13.67	$12.66	$11.68	$11.86	$10.90	$9.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.85	$16.33	$16.84	$16.49	$14.56	$13.10	$13.58	$12.28	$10.18	$14.36
End of period	$19.10	$16.85	$16.33	$16.84	$16.49	$14.56	$13.10	$13.58	$12.28	$10.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$45.36	$45.76	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37	$29.31
End of period	$59.24	$45.36	$45.76	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$72.18	$69.62	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73	$40.92
End of period	$87.80	$72.18	$69.62	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.36	$9.44	$9.63	$9.81	$10.03	$10.02	$10.11	$10.05	$9.56	$10.40
End of period	$9.25	$9.36	$9.44	$9.63	$9.81	$10.03	$10.02	$10.11	$10.05	$9.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.08	$21.30	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84	$15.20
End of period	$26.77	$23.08	$21.30	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.47	$32.75	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64	$25.35
End of period	$39.00	$35.47	$32.75	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.80	$10.02	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76	$11.77
End of period	$9.59	$9.80	$10.02	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.61	$26.71	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82	$21.21
End of period	$33.33	$29.61	$26.71	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.47	$30.49	$32.78	$32.68	$25.67	$23.11	$24.24	$18.31	$13.85	$23.00
End of period	$39.07	$31.47	$30.49	$32.78	$32.68	$25.67	$23.11	$24.24	$18.31	$13.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.91	$14.83	$16.78	$17.17	$13.10	$11.41	$12.02	$9.71	$7.45	$11.42
End of period	$19.41	$17.91	$14.83	$16.78	$17.17	$13.10	$11.41	$12.02	$9.71	$7.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.88	$11.51	$11.98	$12.21	$10.83	$9.82	$10.57	$9.93	$8.31	$11.88
End of period	$13.53	$11.88	$11.51	$11.98	$12.21	$10.83	$9.82	$10.57	$9.93	$8.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.16	$34.85	$33.62	$31.64	$23.33	$21.61	$21.98	$19.99	$15.20	$26.34
End of period	$44.54	$34.16	$34.85	$33.62	$31.64	$23.33	$21.61	$21.98	$19.99	$15.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.58	$10.84	$11.52	$13.19	$11.13	$9.74	$11.45	$10.91	$8.59	$15.86
End of period	$13.26	$10.58	$10.84	$11.52	$13.19	$11.13	$9.74	$11.45	$10.91	$8.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.39	$21.02	$22.00	$20.53	$15.56	$14.03	$14.50	$13.28	$10.17	$17.10
End of period	$27.44	$23.39	$21.02	$22.00	$20.53	$15.56	$14.03	$14.50	$13.28	$10.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$16.47	$16.43	$16.77	$16.53	$17.30	$16.40	$16.04	$15.28	$13.56	$13.84
End of period	$16.94	$16.47	$16.43	$16.77	$16.53	$17.30	$16.40	$16.04	$15.28	$13.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.57	$20.65	$21.08	$20.49	$21.22	$20.19	$19.47	$18.54	$16.64	$17.98
End of period	$20.68	$20.57	$20.65	$21.08	$20.49	$21.22	$20.19	$19.47	$18.54	$16.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.67	$14.68	$15.19	$13.53	$13.49	$10.78	$11.78	$10.31	$7.97	$12.70
End of period	$15.77	$14.67	$14.68	$15.19	$13.53	$13.49	$10.78	$11.78	$10.31	$7.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.29	$15.86	$16.59	$16.96	$14.61	$12.94	$14.24	$12.99	$9.72	$16.86
End of period	$18.39	$15.29	$15.86	$16.59	$16.96	$14.61	$12.94	$14.24	$12.99	$9.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.23	$20.63	$23.25	$21.81	$17.08	$16.24	$17.65	$14.69	$10.78	$18.10
End of period	$24.87	$23.23	$20.63	$23.25	$21.81	$17.08	$16.24	$17.65	$14.69	$10.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.38	$21.48	$22.42	$21.27	$15.61	$13.59	$14.12	$11.47	$8.72	$14.82
End of period	$28.51	$23.38	$21.48	$22.42	$21.27	$15.61	$13.59	$14.12	$11.47	$8.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.43	$33.06	$32.89	$30.31	$21.87	$19.28	$21.00	$17.13	$12.28	$22.66
End of period	$40.95	$32.43	$33.06	$32.89	$30.31	$21.87	$19.28	$21.00	$17.13	$12.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.51	$16.68	$17.01	$16.54	$17.57	$17.37	$16.21	$15.48	$15.29	$14.71
End of period	$16.52	$16.51	$16.68	$17.01	$16.54	$17.57	$17.37	$16.21	$15.48	$15.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$20.34	$19.64	$19.00	$17.57	$12.76	$10.59	$10.19	$8.51	$6.55	$9.77
End of period	$24.24	$20.34	$19.64	$19.00	$17.57	$12.76	$10.59	$10.19	$8.51	$6.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$28.82	$23.21	$31.00	$35.44	$28.97	$28.45	$28.23	$24.29	$20.73	$34.19
End of period	$27.29	$28.82	$23.21	$31.00	$35.44	$28.97	$28.45	$28.23	$24.29	$20.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.44	$22.84	$21.97	$17.99	$13.08	$11.31	$10.45	$10.31	$8.74	$11.66
End of period	$25.66	$21.44	$22.84	$21.97	$17.99	$13.08	$11.31	$10.45	$10.31	$8.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$10.75	$9.72	$9.54	$8.11	$6.59	$6.07	$6.24	$5.70	$3.57	$6.46
End of period	$14.30	$10.75	$9.72	$9.54	$8.11	$6.59	$6.07	$6.24	$5.70	$3.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$14.32	$14.56	$15.08	$16.46	$13.89	$12.06	$14.09	$13.52	$10.72	$19.24
End of period	$17.48	$14.32	$14.56	$15.08	$16.46	$13.89	$12.06	$14.09	$13.52	$10.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$16.66	$15.22	$16.08	$14.80	$11.52	$10.00	$10.47	$9.16	$7.56	$13.48
End of period	$19.01	$16.66	$15.22	$16.08	$14.80	$11.52	$10.00	$10.47	$9.16	$7.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.91	$22.10	$23.27	$21.84	$16.83	$14.71	$15.40	$12.54	$9.31	$15.29
End of period	$29.24	$25.91	$22.10	$23.27	$21.84	$16.83	$14.71	$15.40	$12.54	$9.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.84	$15.49	$15.74	$14.27	$11.11	$9.87	$9.96	$8.92	$7.26	$11.93
End of period	$19.91	$16.84	$15.49	$15.74	$14.27	$11.11	$9.87	$9.96	$8.92	$7.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$23.06	$18.78	$20.16	$19.74	$14.62	$12.93	$13.85	$11.23	$9.04	$14.23
End of period	$25.40	$23.06	$18.78	$20.16	$19.74	$14.62	$12.93	$13.85	$11.23	$9.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.39	$16.59	$18.68	$16.92	$13.06	$11.34	$12.44	$10.25	$7.92	$12.69
End of period	$20.28	$18.39	$16.59	$18.68	$16.92	$13.06	$11.34	$12.44	$10.25	$7.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.18	$16.56	$16.35	$16.44	$13.35	$11.35	$12.67	$11.26	$8.27	$14.34
End of period	$21.50	$16.18	$16.56	$16.35	$16.44	$13.35	$11.35	$12.67	$11.26	$8.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.05	$14.93	$16.43	$16.81	$15.93	$13.98	$13.69	$12.13	$8.50	$12.57
End of period	$17.88	$17.05	$14.93	$16.43	$16.81	$15.93	$13.98	$13.69	$12.13	$8.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.59	$17.00	$17.46	$16.79	$13.68	$12.11	$13.03	$11.40	$8.92	$15.02
End of period	$21.13	$17.59	$17.00	$17.46	$16.79	$13.68	$12.11	$13.03	$11.40	$8.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.13	$11.84	$12.32	$12.25	$12.01	$11.31	$11.24	$10.60	$9.57	$11.37
End of period	$12.65	$12.13	$11.84	$12.32	$12.25	$12.01	$11.31	$11.24	$10.60	$9.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.57	$17.00	$17.45	$16.93	$14.16	$12.58	$13.31	$11.74	$9.40	$14.90
End of period	$20.75	$17.57	$17.00	$17.45	$16.93	$14.16	$12.58	$13.31	$11.74	$9.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.59	$13.19	$13.68	$13.48	$12.51	$11.56	$11.75	$10.81	$9.34	$12.16
End of period	$14.74	$13.59	$13.19	$13.68	$13.48	$12.51	$11.56	$11.75	$10.81	$9.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.38	$15.90	$16.42	$16.10	$14.24	$12.84	$13.32	$12.06	$10.01	$14.15
End of period	$18.55	$16.38	$15.90	$16.42	$16.10	$14.24	$12.84	$13.32	$12.06	$10.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.91	$44.37	$41.07	$38.72	$28.62	$24.68	$25.59	$22.46	$16.04	$28.76
End of period	$57.26	$43.91	$44.37	$41.07	$38.72	$28.62	$24.68	$25.59	$22.46	$16.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$69.87	$67.50	$64.97	$59.01	$44.30	$39.98	$41.57	$33.32	$23.25	$40.15
End of period	$84.87	$69.87	$67.50	$64.97	$59.01	$44.30	$39.98	$41.57	$33.32	$23.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.51	$20.81	$21.72	$19.66	$14.69	$12.62	$13.20	$11.68	$8.73	$15.03
End of period	$26.07	$22.51	$20.81	$21.72	$19.66	$14.69	$12.62	$13.20	$11.68	$8.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.34	$31.76	$32.85	$30.64	$26.31	$24.49	$24.31	$22.48	$19.24	$24.88
End of period	$37.70	$34.34	$31.76	$32.85	$30.64	$26.31	$24.49	$24.31	$22.48	$19.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.48	$9.72	$9.96	$10.21	$10.46	$10.72	$10.98	$11.26	$11.52	$11.55
End of period	$9.27	$9.48	$9.72	$9.96	$10.21	$10.46	$10.72	$10.98	$11.26	$11.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.98	$26.18	$27.69	$25.49	$19.93	$17.56	$18.37	$16.56	$13.69	$21.05
End of period	$32.58	$28.98	$26.18	$27.69	$25.49	$19.93	$17.56	$18.37	$16.56	$13.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.49	$11.16	$11.63	$11.88	$10.56	$9.59	$10.34	$9.74	$8.17	$11.69
End of period	$13.06	$11.49	$11.16	$11.63	$11.88	$10.56	$9.59	$10.34	$9.74	$8.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.19	$10.46	$11.14	$12.78	$10.81	$9.47	$11.16	$10.65	$8.40	$15.55
End of period	$12.75	$10.19	$10.46	$11.14	$12.78	$10.81	$9.47	$11.16	$10.65	$8.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$15.87	$15.86	$16.22	$16.02	$16.80	$15.96	$15.63	$14.92	$13.27	$13.58
End of period	$16.29	$15.87	$15.86	$16.22	$16.02	$16.80	$15.96	$15.63	$14.92	$13.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$14.65	$15.22	$15.95	$16.34	$14.11	$12.51	$13.80	$12.62	$9.46	$16.44
End of period	$17.57	$14.65	$15.22	$15.95	$16.34	$14.11	$12.51	$13.80	$12.62	$9.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.37	$19.91	$22.49	$21.13	$16.58	$15.80	$17.20	$14.35	$10.55	$17.75
End of period	$23.91	$22.37	$19.91	$22.49	$21.13	$16.58	$15.80	$17.20	$14.35	$10.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.68	$20.88	$21.83	$20.76	$15.26	$13.32	$13.86	$11.28	$8.59	$14.64
End of period	$27.60	$22.68	$20.88	$21.83	$20.76	$15.26	$13.32	$13.86	$11.28	$8.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.83	$16.02	$16.38	$15.96	$16.98	$16.83	$15.73	$15.05	$14.90	$14.36
End of period	$15.80	$15.83	$16.02	$16.38	$15.96	$16.98	$16.83	$15.73	$15.05	$14.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$11.80	$11.89	$12.22	$11.88	$12.55	$12.43	$11.92	$11.56	$11.22	$11.11
End of period	$11.84	$11.80	$11.89	$12.22	$11.88	$12.55	$12.43	$11.92	$11.56	$11.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$13.90	$14.16	$14.70	$16.07	$13.59	$11.83	$13.84	$13.30	$10.57	$19.01
End of period	$16.93	$13.90	$14.16	$14.70	$16.07	$13.59	$11.83	$13.84	$13.30	$10.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.15	$21.49	$22.68	$21.32	$16.46	$14.42	$15.13	$12.35	$9.18	$15.11
End of period	$28.33	$25.15	$21.49	$22.68	$21.32	$16.46	$14.42	$15.13	$12.35	$9.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.34	$15.07	$15.34	$13.93	$10.87	$9.67	$9.79	$8.78	$7.16	$11.79
End of period	$19.29	$16.34	$15.07	$15.34	$13.93	$10.87	$9.67	$9.79	$8.78	$7.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.39	$18.26	$19.65	$19.28	$14.30	$12.67	$13.60	$11.06	$8.91	$14.06
End of period	$24.60	$22.39	$18.26	$19.65	$19.28	$14.30	$12.67	$13.60	$11.06	$8.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.66	$16.06	$15.89	$16.01	$13.02	$11.09	$12.41	$11.05	$8.14	$14.13
End of period	$20.76	$15.66	$16.06	$15.89	$16.01	$13.02	$11.09	$12.41	$11.05	$8.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.42	$14.40	$15.88	$16.29	$15.46	$13.60	$13.34	$11.85	$8.31	$12.33
End of period	$17.19	$16.42	$14.40	$15.88	$16.29	$15.46	$13.60	$13.34	$11.85	$8.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.94	$16.41	$16.89	$16.27	$13.29	$11.78	$12.70	$11.14	$8.73	$14.73
End of period	$20.34	$16.94	$16.41	$16.89	$16.27	$13.29	$11.78	$12.70	$11.14	$8.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.84	$11.57	$12.07	$12.02	$11.81	$11.15	$11.10	$10.49	$9.49	$11.29
End of period	$12.32	$11.84	$11.57	$12.07	$12.02	$11.81	$11.15	$11.10	$10.49	$9.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.92	$16.40	$16.88	$16.41	$13.74	$12.24	$12.97	$11.47	$9.20	$14.61
End of period	$19.95	$16.92	$16.40	$16.88	$16.41	$13.74	$12.24	$12.97	$11.47	$9.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.26	$12.90	$13.40	$13.23	$12.30	$11.39	$11.60	$10.70	$9.26	$12.08
End of period	$14.36	$13.26	$12.90	$13.40	$13.23	$12.30	$11.39	$11.60	$10.70	$9.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.79	$15.35	$15.89	$15.61	$13.84	$12.49	$12.99	$11.79	$9.80	$13.89
End of period	$17.84	$15.79	$15.35	$15.89	$15.61	$13.84	$12.49	$12.99	$11.79	$9.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.05	$42.57	$39.49	$37.30	$27.62	$23.87	$24.80	$21.81	$15.61	$28.04
End of period	$54.73	$42.05	$42.57	$39.49	$37.30	$27.62	$23.87	$24.80	$21.81	$15.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.88	$64.74	$62.44	$56.83	$42.75	$38.65	$40.27	$32.34	$22.62	$39.13
End of period	$81.08	$66.88	$64.74	$62.44	$56.83	$42.75	$38.65	$40.27	$32.34	$22.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.77	$20.16	$21.10	$19.13	$14.32	$12.33	$12.92	$11.45	$8.58	$14.80
End of period	$25.17	$21.77	$20.16	$21.10	$19.13	$14.32	$12.33	$12.92	$11.45	$8.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.08	$9.32	$9.57	$9.83	$10.10	$10.37	$10.64	$10.93	$11.21	$11.26
End of period	$8.86	$9.08	$9.32	$9.57	$9.83	$10.10	$10.37	$10.64	$10.93	$11.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.12	$25.46	$26.98	$24.89	$19.50	$17.21	$18.04	$16.30	$13.50	$20.79
End of period	$31.55	$28.12	$25.46	$26.98	$24.89	$19.50	$17.21	$18.04	$16.30	$13.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2017

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

						JNL Aggressive Growth Allocation Fund - Class A
Assets
Investments, at fair value^						$89,239,199
Receivables:
Investments in Fund shares sold						9,411
Investment Division units sold						273,875
Total assets						89,522,485

Liabilities
Payables:
Investments in Fund shares purchased						273,875
Investment Division units redeemed						6,009
Insurance fees due to Jackson
of New York						3,402
Total liabilities						283,286
Net assets						$89,239,199

^Investments in Funds, shares outstanding						6,869,838
^Investments in Funds, at cost						$75,278,481

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JG - Equity 100 Fund(a)	JG - Fixed Income 100 Fund(a)	JG - Growth Fund(a)	JG - Maximum Growth Fund(a)	JG - Moderate Growth Fund(a)	JNL Aggressive Growth Allocation Fund - Class A	JNL Alt 65 Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	45,221	34,468	188,531	103,027	391,354	969,218	156,402
Total expenses	45,221	34,468	188,531	103,027	391,354	969,218	156,402
Net investment income (loss)	(45,221)	(34,468)	(188,531)	(103,027)	(391,354)	(969,218)	(156,402)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	875,371	177,272	3,812,649	2,107,265	5,980,446	1,002,812	2,556
Net change in unrealized appreciation
(depreciation) on investments	67,345	4,769	(818,735)	(224,661)	(975,578)	11,422,457	950,911
Net realized and unrealized gain (loss)	942,716	182,041	2,993,914	1,882,604	5,004,868	12,425,269	953,467

Net change in net assets
from operations	$897,495	$147,573	$2,805,383	$1,779,577	$4,613,514	$11,456,051	$797,065

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

1

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A		JNL Institutional Alt 50 Fund - Class A	JNL Interest Rate Opportunities Fund - Class A
Assets
Investments, at fair value^	$19,896,861	$163,142,367	$18,726,159	$155,800,252		$115,277,805	$3,403,054
Receivables:
Investments in Fund shares sold	894	16,810	534	28,179		187,394	100
Investment Division units sold	—	530,971	149,217	1,640		3,316	—
Total assets	19,897,755	163,690,148	18,875,910	155,830,071		115,468,515	3,403,154

Liabilities
Payables:
Investments in Fund shares purchased	—	530,971	149,217	1,640		3,316	—
Investment Division units redeemed	309	10,642	—	21,683		182,588	—
Insurance fees due to Jackson
of New York	585	6,168	534	6,496		4,806	100
Total liabilities	894	547,781	149,751	29,819		190,710	100
Net assets	$19,896,861	$163,142,367	$18,726,159	$155,800,252		$115,277,805	$3,403,054

^Investments in Funds, shares outstanding	1,679,060	12,031,148	1,758,325	9,127,138		6,733,517	339,626
^Investments in Funds, at cost	$19,009,893	$136,646,405	$18,532,022	$143,837,217		$106,907,978	$3,334,296

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 35 Fund - Class A(a)	JNL Institutional Alt 50 Fund - Class A	JNL Interest Rate Opportunities Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	175,856	1,927,341	213,773	1,521,334	848,619	1,638,966	36,309
Total expenses	175,856	1,927,341	213,773	1,521,334	848,619	1,638,966	36,309
Net investment income (loss)	(175,856)	(1,927,341)	(213,773)	(1,521,334)	(848,619)	(1,638,966)	(36,309)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	395,525	3,535,043	(155,954)	845,606	4,550,843	816,087	(987)
Net change in unrealized appreciation
(depreciation) on investments	737,972	18,673,795	1,149,171	12,544,097	1,765,612	9,876,683	138,840
Net realized and unrealized gain (loss)	1,133,497	22,208,838	993,217	13,389,703	6,316,455	10,692,770	137,853

Net change in net assets
from operations	$957,641	$20,281,497	$779,444	$11,868,369	$5,467,836	$9,053,804	$101,544

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

2

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Moderate Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Real Assets Fund - Class A
Assets
Investments, at fair value^	$35,980,104	$156,925,522	$1,189,108	$3,998,889	$81,526,026	$51,813,848	$487,762
Receivables:
Investments in Fund shares sold	1,816	18,189	102	275	6,106	16,273	14
Investment Division units sold	—	9,483	—	10,000	36,242	27,812	—
Total assets	35,981,920	156,953,194	1,189,210	4,009,164	81,568,374	51,857,933	487,776

Liabilities
Payables:
Investments in Fund shares purchased	—	9,483	—	10,000	36,242	27,812	—
Investment Division units redeemed	765	12,426	70	124	2,699	14,203	—
Insurance fees due to Jackson
of New York	1,051	5,763	32	151	3,407	2,070	14
Total liabilities	1,816	27,672	102	10,275	42,348	44,085	14
Net assets	$35,980,104	$156,925,522	$1,189,108	$3,998,889	$81,526,026	$51,813,848	$487,762

^Investments in Funds, shares outstanding	2,734,050	11,446,063	116,694	324,059	3,150,156	3,379,899	49,569
^Investments in Funds, at cost	$32,757,402	$138,051,445	$1,145,140	$3,731,708	$74,386,805	$47,128,805	$474,577

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Moderate Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Real Assets Fund - Class A
Investment Income
Dividends	$—	$—	$5,564	$1,900	$—	$286,316	$—
Expenses
Asset-based charges	361,960	1,614,113	8,768	25,235	1,126,281	697,922	5,194
Total expenses	361,960	1,614,113	8,768	25,235	1,126,281	697,922	5,194
Net investment income (loss)	(361,960)	(1,614,113)	(3,204)	(23,335)	(1,126,281)	(411,606)	(5,194)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	5,392	—	2,198,250	—
Investments	584,894	2,209,205	1,629	27,788	(321,278)	643,466	(660)
Net change in unrealized appreciation
(depreciation) on investments	2,853,935	12,654,966	46,021	265,456	17,913,506	1,991,528	29,386
Net realized and unrealized gain (loss)	3,438,829	14,864,171	47,650	298,636	17,592,228	4,833,244	28,726

Net change in net assets
from operations	$3,076,869	$13,250,058	$44,446	$275,301	$16,465,947	$4,421,638	$23,532

See notes to the financial statements.

3

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Moderate Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class A	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Global Bond Fund - Class A
Assets
Investments, at fair value^	$22,458,699	$11,678,606	$26,311,415	$4,387,059	$49,558,677	$248,289,828	$27,352,342
Receivables:
Investments in Fund shares sold	608	344	781	121	7,026	24,556	6,576
Investment Division units sold	—	—	4,000	—	96,665	187,241	41,876
Total assets	22,459,307	11,678,950	26,316,196	4,387,180	49,662,368	248,501,625	27,400,794

Liabilities
Payables:
Investments in Fund shares purchased	—	—	4,000	—	96,665	187,241	41,876
Investment Division units redeemed	9	—	51	—	4,978	13,995	5,433
Insurance fees due to Jackson
of New York	599	344	730	121	2,048	10,561	1,143
Total liabilities	608	344	4,781	121	103,691	211,797	48,452
Net assets	$22,458,699	$11,678,606	$26,311,415	$4,387,059	$49,558,677	$248,289,828	$27,352,342

^Investments in Funds, shares outstanding	1,561,801	950,253	1,937,512	376,895	4,287,083	11,224,676	2,542,039
^Investments in Funds, at cost	$19,523,273	$10,627,629	$22,997,760	$3,992,614	$46,266,958	$188,418,682	$27,159,613

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Moderate Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class A	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Global Bond Fund - Class A
Investment Income
Dividends	$252,620	$173,524	$357,342	$82,069	$322,863	$—	$87,627
Expenses
Asset-based charges	186,402	123,068	245,552	34,567	448,961	3,504,283	411,907
Total expenses	186,402	123,068	245,552	34,567	448,961	3,504,283	411,907
Net investment income (loss)	66,218	50,456	111,790	47,502	(126,098)	(3,504,283)	(324,280)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	469,951	—	—
Investments	240,012	167,382	341,718	20,079	309,088	8,756,840	(75,392)
Net change in unrealized appreciation
(depreciation) on investments	2,866,281	896,993	2,837,803	378,086	3,210,275	26,290,164	1,671,311
Net realized and unrealized gain (loss)	3,106,293	1,064,375	3,179,521	398,165	3,989,314	35,047,004	1,595,919

Net change in net assets
from operations	$3,172,511	$1,114,831	$3,291,311	$445,667	$3,863,216	$31,542,721	$1,271,639

See notes to the financial statements.

4

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$11,478,597	$38,217,233	$95,248,854	$27,867,848	$312,996,300	$102,065,184	$119,720,410
Receivables:
Investments in Fund shares sold	1,551	9,012	41,154	14,234	146,965	13,753	55,434
Investment Division units sold	—	32,696	25,404	—	350,367	115,058	41,420
Total assets	11,480,148	38,258,941	95,315,412	27,882,082	313,493,632	102,193,995	119,817,264

Liabilities
Payables:
Investments in Fund shares purchased	—	32,696	25,404	—	350,367	115,058	41,420
Investment Division units redeemed	1,231	7,425	37,265	13,452	134,562	9,657	50,519
Insurance fees due to Jackson
of New York	320	1,587	3,889	782	12,403	4,096	4,915
Total liabilities	1,551	41,708	66,558	14,234	497,332	128,811	96,854
Net assets	$11,478,597	$38,217,233	$95,248,854	$27,867,848	$312,996,300	$102,065,184	$119,720,410

^Investments in Funds, shares outstanding	786,744	2,670,666	5,832,753	1,297,990	14,079,906	6,840,830	8,040,323
^Investments in Funds, at cost	$9,771,438	$35,004,910	$78,596,825	$21,245,387	$236,406,776	$87,177,759	$101,895,145

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$63,263	$63,330	$—	$—	$—	$573,384	$—
Expenses
Asset-based charges	92,435	516,318	1,162,705	238,650	3,924,167	1,217,613	1,619,547
Total expenses	92,435	516,318	1,162,705	238,650	3,924,167	1,217,613	1,619,547
Net investment income (loss)	(29,172)	(452,988)	(1,162,705)	(238,650)	(3,924,167)	(644,229)	(1,619,547)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	488,659	5,126,319	—	—	—	4,441,961	—
Investments	164,942	616,935	1,420,358	931,793	9,954,044	1,923,683	2,344,854
Net change in unrealized appreciation
(depreciation) on investments	1,606,078	1,794,754	12,760,609	4,610,019	43,192,760	14,586,887	12,969,210
Net realized and unrealized gain (loss)	2,259,679	7,538,008	14,180,967	5,541,812	53,146,804	20,952,531	15,314,064

Net change in net assets
from operations	$2,230,507	$7,085,020	$13,018,262	$5,303,162	$49,222,637	$20,308,302	$13,694,517
See notes to the financial statements.

5

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments, at fair value^	$65,835,082	$40,566,399	$11,307,217	$2,046,758	$190,065,179	$3,381,418	$50,474,317
Receivables:
Investments in Fund shares sold	12,466	2,789	880	1,820	108,817	97	10,260
Investment Division units sold	65,681	8,388	—	10	224,361	—	12,000
Total assets	65,913,229	40,577,576	11,308,097	2,048,588	190,398,357	3,381,515	50,496,577

Liabilities
Payables:
Investments in Fund shares purchased	65,681	8,388	—	10	224,361	—	12,000
Investment Division units redeemed	9,671	1,076	552	1,762	101,404	—	8,231
Insurance fees due to Jackson
of New York	2,795	1,713	328	58	7,413	97	2,029
Total liabilities	78,147	11,177	880	1,830	333,178	97	22,260
Net assets	$65,835,082	$40,566,399	$11,307,217	$2,046,758	$190,065,179	$3,381,418	$50,474,317

^Investments in Funds, shares outstanding	5,002,666	3,181,678	1,350,922	153,200	15,060,632	350,043	5,755,338
^Investments in Funds, at cost	$56,579,978	$35,747,236	$13,298,783	$2,687,740	$176,584,905	$3,493,972	$52,781,734

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$165,864	$217,386	$—	$56,493	$2,840,604	$51,526	$460,119
Expenses
Asset-based charges	810,008	547,962	127,487	19,394	2,577,596	36,474	739,065
Total expenses	810,008	547,962	127,487	19,394	2,577,596	36,474	739,065
Net investment income (loss)	(644,144)	(330,576)	(127,487)	37,099	263,008	15,052	(278,946)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	66,405	—	—	—
Investments	759,254	329,890	(825,920)	(324,644)	839,718	(29,877)	(2,087,823)
Net change in unrealized appreciation
(depreciation) on investments	11,865,542	6,896,866	648,379	410,676	19,555,353	89,159	(413,551)
Net realized and unrealized gain (loss)	12,624,796	7,226,756	(177,541)	152,437	20,395,071	59,282	(2,501,374)

Net change in net assets
from operations	$11,980,652	$6,896,180	$(305,028)	$189,536	$20,658,079	$74,334	$(2,780,320)

See notes to the financial statements.

6

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Crescent High Income Fund - Class A	JNL/DFA Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$147,932,749	$2,008,469	$73,461,986	$43,674,972	$572,473	$4,356,779	$2,240,140
Receivables:
Investments in Fund shares sold	16,530	55	374,251	2,851	37	219	152
Investment Division units sold	126,112	—	18,984	20,749	—	18,365	—
Total assets	148,075,391	2,008,524	73,855,221	43,698,572	572,510	4,375,363	2,240,292

Liabilities
Payables:
Investments in Fund shares purchased	126,112	—	18,984	20,749	—	18,365	—
Investment Division units redeemed	10,410	—	371,387	1,064	15	52	63
Insurance fees due to Jackson
of New York	6,120	55	2,864	1,787	22	167	89
Total liabilities	142,642	55	393,235	23,600	37	18,584	152
Net assets	$147,932,749	$2,008,469	$73,461,986	$43,674,972	$572,473	$4,356,779	$2,240,140

^Investments in Funds, shares outstanding	4,057,398	181,433	5,266,092	2,543,679	52,763	403,779	205,895
^Investments in Funds, at cost	$113,934,166	$1,885,661	$75,147,277	$38,559,508	$562,057	$4,243,501	$2,207,581

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/Crescent High Income Fund - Class A	JNL/DFA Growth Allocation Fund - Class A(b)
Investment Income
Dividends	$—	$—	$1,348,932	$405,030	$—	$83,213	$64,768
Expenses
Asset-based charges	1,960,271	18,186	1,041,006	579,874	695	54,600	9,752
Total expenses	1,960,271	18,186	1,041,006	579,874	695	54,600	9,752
Net investment income (loss)	(1,960,271)	(18,186)	307,926	(174,844)	(695)	28,613	55,016

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,190,629	—	—	—	—	17,730	1,107
Investments	3,959,144	14,700	(631,606)	239,401	88	35,602	13,932
Net change in unrealized appreciation
(depreciation) on investments	30,487,753	124,490	5,984,506	8,929,704	10,416	31,172	32,559
Net realized and unrealized gain (loss)	36,637,526	139,190	5,352,900	9,169,105	10,504	84,504	47,598

Net change in net assets
from operations	$34,677,255	$121,004	$5,660,826	$8,994,261	$9,809	$113,117	$102,614

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

7

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A
Assets
Investments, at fair value^	$5,189,920	$62,241,007	$3,955,077	$230,203,430	$747,767	$33,518,789	$76,367,845
Receivables:
Investments in Fund shares sold	208	5,837	349	333,086	21	6,161	7,728
Investment Division units sold	—	296,689	27,006	13,272	—	100,121	137,716
Total assets	5,190,128	62,543,533	3,982,432	230,549,788	747,788	33,625,071	76,513,289

Liabilities
Payables:
Investments in Fund shares purchased	—	296,689	27,006	13,272	—	100,121	137,716
Investment Division units redeemed	15	3,420	238	323,818	—	4,908	4,985
Insurance fees due to Jackson
of New York	193	2,417	111	9,268	21	1,253	2,743
Total liabilities	208	302,526	27,355	346,358	21	106,282	145,444
Net assets	$5,189,920	$62,241,007	$3,955,077	$230,203,430	$747,767	$33,518,789	$76,367,845

^Investments in Funds, shares outstanding	484,586	4,536,517	382,873	17,803,823	67,306	2,240,561	7,045,004
^Investments in Funds, at cost	$5,085,017	$50,026,875	$3,991,448	$226,533,729	$733,100	$31,702,301	$76,361,958

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class A(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A
Investment Income
Dividends	$114,467	$514,155	$7,089	$773,380	$3,601	$—	$1,908,812
Expenses
Asset-based charges	21,320	822,223	34,027	3,328,955	5,175	198,188	881,673
Total expenses	21,320	822,223	34,027	3,328,955	5,175	198,188	881,673
Net investment income (loss)	93,147	(308,068)	(26,938)	(2,555,575)	(1,574)	(198,188)	1,027,139

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	3,693	1,077,250	111,463	—	3,783	850,922	—
Investments	1,560	2,372,588	(57,199)	(92,537)	8,302	290,731	53,307
Net change in unrealized appreciation
(depreciation) on investments	104,903	6,644,413	283,117	11,133,410	15,286	1,596,419	624,664
Net realized and unrealized gain (loss)	110,156	10,094,251	337,381	11,040,873	27,371	2,738,072	677,971

Net change in net assets
from operations	$203,303	$9,786,183	$310,443	$8,485,298	$25,797	$2,539,884	$1,705,110

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

8

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Assets
Investments, at fair value^	$2,824,962	$3,731,399	$12,380,816	$85,056,786	$88,605,404	$34,273,673	$43,425,648
Receivables:
Investments in Fund shares sold	77	105	381	19,372	25,689	7,396	8,032
Investment Division units sold	—	—	10	149,327	8,330	28,946	28,589
Total assets	2,825,039	3,731,504	12,381,207	85,225,485	88,639,423	34,310,015	43,462,269

Liabilities
Payables:
Investments in Fund shares purchased	—	—	10	149,327	8,330	28,946	28,589
Investment Division units redeemed	—	—	23	15,857	21,993	5,986	6,394
Insurance fees due to Jackson
of New York	77	105	358	3,515	3,696	1,410	1,638
Total liabilities	77	105	391	168,699	34,019	36,342	36,621
Net assets	$2,824,962	$3,731,399	$12,380,816	$85,056,786	$88,605,404	$34,273,673	$43,425,648

^Investments in Funds, shares outstanding	287,968	295,908	989,674	6,692,115	6,342,549	2,919,393	4,047,125
^Investments in Funds, at cost	$2,819,183	$3,486,451	$11,656,507	$85,658,443	$67,109,077	$30,134,754	$45,097,396

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Investment Income
Dividends	$93,589	$180,453	$196,411	$798,404	$—	$526,685	$—
Expenses
Asset-based charges	24,268	37,039	115,047	1,290,434	1,346,507	481,829	600,351
Total expenses	24,268	37,039	115,047	1,290,434	1,346,507	481,829	600,351
Net investment income (loss)	69,321	143,414	81,364	(492,030)	(1,346,507)	44,856	(600,351)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	234,604	761,994	—	—	—
Investments	3,435	16,748	53,410	(963,986)	3,680,824	561,678	(405,675)
Net change in unrealized appreciation
(depreciation) on investments	24,654	357,801	753,039	8,373,783	6,058,874	4,077,269	1,857,515
Net realized and unrealized gain (loss)	28,089	374,549	1,041,053	8,171,791	9,739,698	4,638,947	1,451,840

Net change in net assets
from operations	$97,410	$517,963	$1,122,417	$7,679,761	$8,393,191	$4,683,803	$851,489

See notes to the financial statements.

9

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A
Assets
Investments, at fair value^	$164,243,381	$48,550,192	$49,101,490	$65,292,292	$10,787,066	$23,546	$29,554,504
Receivables:
Investments in Fund shares sold	167,413	4,028	24,012	6,108	547	1	5,463
Investment Division units sold	16,525	6,999	174	56,363	193	—	37,098
Total assets	164,427,319	48,561,219	49,125,676	65,354,763	10,787,806	23,547	29,597,065

Liabilities
Payables:
Investments in Fund shares purchased	16,525	6,999	174	56,363	193	—	37,098
Investment Division units redeemed	160,842	2,085	21,985	3,380	152	—	4,469
Insurance fees due to Jackson
of New York	6,571	1,943	2,027	2,728	395	1	994
Total liabilities	183,938	11,027	24,186	62,471	740	1	42,561
Net assets	$164,243,381	$48,550,192	$49,101,490	$65,292,292	$10,787,066	$23,546	$29,554,504

^Investments in Funds, shares outstanding	13,709,798	4,218,088	4,211,105	5,590,093	937,191	2,240	2,442,521
^Investments in Funds, at cost	$154,627,338	$41,350,203	$44,658,055	$66,788,724	$11,043,901	$22,922	$28,651,506

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/Harris Oakmark Global Equity Fund - Class A
Investment Income
Dividends	$6,142,218	$404,770	$1,451,969	$1,321,580	$—	$—	$4,400
Expenses
Asset-based charges	2,365,487	571,940	744,743	988,510	141,773	43	107,019
Total expenses	2,365,487	571,940	744,743	988,510	141,773	43	107,019
Net investment income (loss)	3,776,731	(167,170)	707,226	333,070	(141,773)	(43)	(102,619)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	105,946	813,298	—	—	—	—
Investments	1,582,438	562,982	1,061,124	(263,581)	(232,192)	548	73,986
Net change in unrealized appreciation
(depreciation) on investments	7,551,354	9,365,649	490,409	850,829	1,691,251	624	822,991
Net realized and unrealized gain (loss)	9,133,792	10,034,577	2,364,831	587,248	1,459,059	1,172	896,977

Net change in net assets
from operations	$12,910,523	$9,867,407	$3,072,057	$920,318	$1,317,286	$1,129	$794,358

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

10

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A
Assets
Investments, at fair value^	$57,110,206	$620,990	$83,510,733	$74,247,095	$32,809,724	$126,618,619	$93,416,672
Receivables:
Investments in Fund shares sold	8,426	24	75,808	5,063	3,219	12,720	24,593
Investment Division units sold	3,192	—	94,078	13,375	7,712	80,418	86,366
Total assets	57,121,824	621,014	83,680,619	74,265,533	32,820,655	126,711,757	93,527,631

Liabilities
Payables:
Investments in Fund shares purchased	3,192	—	94,078	13,375	7,712	80,418	86,366
Investment Division units redeemed	6,076	—	72,465	2,145	1,837	7,699	21,008
Insurance fees due to Jackson
of New York	2,350	24	3,343	2,918	1,382	5,021	3,585
Total liabilities	11,618	24	169,886	18,438	10,931	93,138	110,959
Net assets	$57,110,206	$620,990	$83,510,733	$74,247,095	$32,809,724	$126,618,619	$93,416,672

^Investments in Funds, shares outstanding	5,439,067	60,115	8,376,202	5,265,751	1,892,141	5,083,044	2,706,945
^Investments in Funds, at cost	$43,175,402	$609,735	$85,250,691	$65,189,990	$26,995,420	$102,126,993	$81,011,614

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A
Investment Income
Dividends	$127,655	$—	$2,522,558	$973,115	$375,365	$—	$—
Expenses
Asset-based charges	688,248	1,492	1,184,602	965,402	465,074	1,555,562	1,120,997
Total expenses	688,248	1,492	1,184,602	965,402	465,074	1,555,562	1,120,997
Net investment income (loss)	(560,593)	(1,492)	1,337,956	7,713	(89,709)	(1,555,562)	(1,120,997)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	1,633,122	268,145	—	3,037,575	1,283,806
Investments	1,566,066	9,202	(735,461)	1,383,095	812,990	2,911,513	915,686
Net change in unrealized appreciation
(depreciation) on investments	16,565,709	11,255	4,450,937	11,011,251	1,731,766	18,247,382	18,048,540
Net realized and unrealized gain (loss)	18,131,775	20,457	5,348,598	12,662,491	2,544,756	24,196,470	20,248,032

Net change in net assets
from operations	$17,571,182	$18,965	$6,686,554	$12,670,204	$2,455,047	$22,640,908	$19,127,035

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

11

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class A
Assets
Investments, at fair value^	$59,268,687	$33,532,053	$3,896,736	$44,740,993	$65,798,421	$73,244,586	$556,812
Receivables:
Investments in Fund shares sold	6,711	3,056	106	2,752	27,249	13,671	54
Investment Division units sold	2,976	161,686	—	—	67,364	21,817	16,698
Total assets	59,278,374	33,696,795	3,896,842	44,743,745	65,893,034	73,280,074	573,564

Liabilities
Payables:
Investments in Fund shares purchased	2,976	161,686	—	—	67,364	21,817	16,698
Investment Division units redeemed	4,454	1,811	—	899	24,723	10,754	33
Insurance fees due to Jackson
of New York	2,257	1,245	106	1,853	2,526	2,917	21
Total liabilities	9,687	164,742	106	2,752	94,613	35,488	16,752
Net assets	$59,268,687	$33,532,053	$3,896,736	$44,740,993	$65,798,421	$73,244,586	$556,812

^Investments in Funds, shares outstanding	4,527,784	2,926,008	292,768	3,235,068	5,599,866	3,519,682	52,480
^Investments in Funds, at cost	$60,830,598	$30,009,017	$3,452,399	$32,118,073	$66,423,039	$64,268,789	$537,241

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class A(a)
Investment Income
Dividends	$1,510,891	$388,869	$79,178	$—	$1,211,027	$741,751	$—
Expenses
Asset-based charges	805,645	430,261	36,148	650,998	870,198	920,342	832
Total expenses	805,645	430,261	36,148	650,998	870,198	920,342	832
Net investment income (loss)	705,246	(41,392)	43,030	(650,998)	340,829	(178,591)	(832)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	3,699,166	—
Investments	(386,173)	83,526	(18,557)	2,146,044	(116,560)	1,336,571	565
Net change in unrealized appreciation
(depreciation) on investments	273,068	7,282,549	820,380	4,350,220	703,384	6,925,485	19,571
Net realized and unrealized gain (loss)	(113,105)	7,366,075	801,823	6,496,264	586,824	11,961,222	20,136

Net change in net assets
from operations	$592,141	$7,324,683	$844,853	$5,845,266	$927,653	$11,782,631	$19,304

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

12

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC DowSM Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Energy Sector Fund - Class A	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Index 5 Fund - Class A
Assets
Investments, at fair value^	$7,845,668	$86,978,016	$110,228,070	$36,008,612	$113,824,654	$240,876,890	$89,323,060
Receivables:
Investments in Fund shares sold	531	12,011	19,009	2,253	16,245	39,856	173,264
Investment Division units sold	16,318	103,124	28,863	15,505	83,439	158,017	166,749
Total assets	7,862,517	87,093,151	110,275,942	36,026,370	113,924,338	241,074,763	89,663,073

Liabilities
Payables:
Investments in Fund shares purchased	16,318	103,124	28,863	15,505	83,439	158,017	166,749
Investment Division units redeemed	222	8,536	14,525	849	11,724	30,219	169,503
Insurance fees due to Jackson
of New York	309	3,475	4,484	1,404	4,521	9,637	3,761
Total liabilities	16,849	115,135	47,872	17,758	99,684	197,873	340,013
Net assets	$7,845,668	$86,978,016	$110,228,070	$36,008,612	$113,824,654	$240,876,890	$89,323,060

^Investments in Funds, shares outstanding	283,647	7,383,533	4,221,680	2,657,462	8,165,327	9,398,240	6,109,648
^Investments in Funds, at cost	$7,119,716	$72,911,700	$113,302,564	$33,904,360	$93,377,332	$224,054,007	$68,120,924

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC DowSM Index Fund - Class A(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Energy Sector Fund - Class A	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Index 5 Fund - Class A
Investment Income
Dividends	$—	$644,307	$2,260,634	$953,792	$955,966	$1,945,412	$—
Expenses
Asset-based charges	33,213	972,157	1,530,824	443,255	1,446,267	3,233,199	1,345,938
Total expenses	33,213	972,157	1,530,824	443,255	1,446,267	3,233,199	1,345,938
Net investment income (loss)	(33,213)	(327,850)	729,810	510,537	(490,301)	(1,287,787)	(1,345,938)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	3,761,671	14,759,425	—
Investments	33,801	1,140,351	(2,843,584)	(46,391)	4,159,349	2,498,460	3,774,193
Net change in unrealized appreciation
(depreciation) on investments	725,952	17,527,947	(2,597,717)	5,364,842	9,172,780	24,311,888	8,686,728
Net realized and unrealized gain (loss)	759,753	18,668,298	(5,441,301)	5,318,451	17,093,800	41,569,773	12,460,921

Net change in net assets
from operations	$726,540	$18,340,448	$(4,711,491)	$5,828,988	$16,603,499	$40,281,986	$11,114,983

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

13

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Industrials Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class A	JNL/MC International Index Fund - Class A	JNL/MC JNL 5 Fund - Class A	JNL/MC Materials Sector Fund - Class A	JNL/MC MSCI KLD 400 Social Index Fund - Class A	JNL/MC MSCI World Index Fund - Class A
Assets
Investments, at fair value^	$453,252	$194,490,317	$114,681,139	$261,301,713	$641,173	$706,467	$770,882
Receivables:
Investments in Fund shares sold	53	536,583	38,610	44,981	47	95	20,030
Investment Division units sold	—	79,475	114,224	136	—	—	8,314
Total assets	453,305	195,106,375	114,833,973	261,346,830	641,220	706,562	799,226

Liabilities
Payables:
Investments in Fund shares purchased	—	79,475	114,224	136	—	—	8,314
Investment Division units redeemed	35	528,527	34,000	33,842	19	65	20,000
Insurance fees due to Jackson
of New York	18	8,056	4,610	11,139	28	30	30
Total liabilities	53	616,058	152,834	45,117	47	95	28,344
Net assets	$453,252	$194,490,317	$114,681,139	$261,301,713	$641,173	$706,467	$770,882

^Investments in Funds, shares outstanding	42,479	12,703,482	7,356,070	16,739,379	60,035	63,876	27,011
^Investments in Funds, at cost	$437,134	$144,622,652	$100,657,129	$197,964,191	$619,270	$683,589	$734,849

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC International Index Fund - Class A	JNL/MC JNL 5 Fund - Class A	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI World Index Fund - Class A(b)
Investment Income
Dividends	$—	$1,009,554	$2,871,273	$5,218,551	$—	$3,626	$—
Expenses
Asset-based charges	852	2,456,392	1,437,894	3,819,573	1,828	3,070	3,347
Total expenses	852	2,456,392	1,437,894	3,819,573	1,828	3,070	3,347
Net investment income (loss)	(852)	(1,446,838)	1,433,379	1,398,978	(1,828)	556	(3,347)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	3,490,499	—	—	—	12,244	—
Investments	15	8,408,524	1,397,798	10,997,053	1,226	1,998	9,905
Net change in unrealized appreciation
(depreciation) on investments	16,118	35,419,743	16,902,127	23,037,329	21,903	22,878	36,033
Net realized and unrealized gain (loss)	16,133	47,318,766	18,299,925	34,034,382	23,129	37,120	45,938

Net change in net assets
from operations	$15,281	$45,871,928	$19,733,304	$35,433,360	$21,301	$37,676	$42,591

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

14

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class A		JNL/MC S&P 400 MidCap Index Fund - Class A
Assets
Investments, at fair value^	$120,499,453	$22,204,606	$1,159,800	$677,259	$972,488		$204,964,383
Receivables:
Investments in Fund shares sold	23,119	1,627	122	145	26		33,110
Investment Division units sold	229,878	8,160	16,974	—	—		287,121
Total assets	120,752,450	22,214,393	1,176,896	677,404	972,514		205,284,614

Liabilities
Payables:
Investments in Fund shares purchased	229,878	8,160	16,974	—	—		287,121
Investment Division units redeemed	18,423	776	68	119	—		24,927
Insurance fees due to Jackson
of New York	4,696	851	54	26	26		8,183
Total liabilities	252,997	9,787	17,096	145	26		320,231
Net assets	$120,499,453	$22,204,606	$1,159,800	$677,259	$972,488		$204,964,383

^Investments in Funds, shares outstanding	5,268,887	1,327,233	113,372	63,059	90,887		9,462,806
^Investments in Funds, at cost	$104,324,516	$19,596,874	$1,135,229	$668,931	$967,092		$178,220,060

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 24 Fund - Class A(b)	JNL/MC S&P 400 MidCap Index Fund - Class A
Investment Income
Dividends	$334,839	$654,643	$—	$—	$—	$358,401	$1,825,586
Expenses
Asset-based charges	1,403,398	280,527	4,411	930	529	120,541	2,723,827
Total expenses	1,403,398	280,527	4,411	930	529	120,541	2,723,827
Net investment income (loss)	(1,068,559)	374,116	(4,411)	(930)	(529)	237,860	(898,241)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,877,307	—	—	—	—	—	12,905,107
Investments	2,291,210	448,266	576	117	11	(11,041,745)	4,044,656
Net change in unrealized appreciation
(depreciation) on investments	20,470,956	2,887,315	24,571	8,328	5,396	11,231,246	8,486,025
Net realized and unrealized gain (loss)	24,639,473	3,335,581	25,147	8,445	5,407	189,501	25,435,788

Net change in net assets
from operations	$23,570,914	$3,709,697	$20,736	$7,515	$4,878	$427,361	$24,537,547

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

15

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC Small Cap Index Fund - Class A	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/MMRS Conservative Fund - Class A
Assets
Investments, at fair value^	$567,213,594	$30,497,195	$152,687,403	$11,815,301	$5,002,678	$81,851,080	$19,663,637
Receivables:
Investments in Fund shares sold	156,209	5,102	28,544	1,358	148	6,410	570
Investment Division units sold	530,507	4,460	225,591	169	335	52	182
Total assets	567,900,310	30,506,757	152,941,538	11,816,828	5,003,161	81,857,542	19,664,389

Liabilities
Payables:
Investments in Fund shares purchased	530,507	4,460	225,591	169	335	52	182
Investment Division units redeemed	133,522	3,926	22,453	883	3	3,020	3
Insurance fees due to Jackson
of New York	22,687	1,176	6,091	475	145	3,390	567
Total liabilities	686,716	9,562	254,135	1,527	483	6,462	752
Net assets	$567,213,594	$30,497,195	$152,687,403	$11,815,301	$5,002,678	$81,851,080	$19,663,637

^Investments in Funds, shares outstanding	25,852,944	3,333,027	7,746,697	812,048	379,566	6,747,822	1,664,999
^Investments in Funds, at cost	$443,405,424	$30,670,201	$128,494,150	$11,132,978	$4,590,788	$75,109,896	$18,016,150

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC Small Cap Index Fund - Class A	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/MMRS Conservative Fund - Class A
Investment Income
Dividends	$6,755,280	$217,853	$1,150,305	$407,380	$122,739	$977,888	$—
Expenses
Asset-based charges	7,086,655	483,900	1,983,070	180,073	53,492	1,165,957	204,963
Total expenses	7,086,655	483,900	1,983,070	180,073	53,492	1,165,957	204,963
Net investment income (loss)	(331,375)	(266,047)	(832,765)	227,307	69,247	(188,069)	(204,963)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	8,162,711	149,976	5,809,387	476,646	133,322	—	—
Investments	16,005,733	(1,043,937)	4,031,604	372,834	134,679	418,055	152,382
Net change in unrealized appreciation
(depreciation) on investments	61,893,336	(758,375)	6,028,588	(832,510)	147,572	8,113,053	1,834,887
Net realized and unrealized gain (loss)	86,061,780	(1,652,336)	15,869,579	16,970	415,573	8,531,108	1,987,269

Net change in net assets
from operations	$85,730,405	$(1,918,383)	$15,036,814	$244,277	$484,820	$8,343,039	$1,782,306

See notes to the financial statements.

16

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A		JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class A
Assets
Investments, at fair value^	$1,721,098	$8,764,586		$753,205	$581,755	$47,867,959	$7,402,525
Receivables:
Investments in Fund shares sold	51	248		22	16	17,609	210
Investment Division units sold	—	149,214		55	—	77,102	—
Total assets	1,721,149	8,914,048		753,282	581,771	47,962,670	7,402,735

Liabilities
Payables:
Investments in Fund shares purchased	—	149,214		55	—	77,102	—
Investment Division units redeemed	4	—		—	—	15,703	1
Insurance fees due to Jackson
of New York	47	248		22	16	1,906	209
Total liabilities	51	149,462		77	16	94,711	210
Net assets	$1,721,098	$8,764,586		$753,205	$581,755	$47,867,959	$7,402,525

^Investments in Funds, shares outstanding	140,269	737,139		75,471	51,758	4,320,213	730,753
^Investments in Funds, at cost	$1,474,450	$7,795,630		$759,004	$662,391	$47,037,485	$7,586,216

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A	JNL/Morgan Stanley Mid Cap Growth Fund - Class A(a)	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$102,635	$1,347,411	$294,808
Expenses
Asset-based charges	17,958	87,081	50,152	8,700	5,385	658,178	78,913
Total expenses	17,958	87,081	50,152	8,700	5,385	658,178	78,913
Net investment income (loss)	(17,958)	(87,081)	(50,152)	(8,700)	97,250	689,233	215,895

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	81,996	63,926	279,599	(2,533)	(11,646)	227,833	(38,410)
Net change in unrealized appreciation
(depreciation) on investments	262,558	1,138,404	1,008,721	21,337	(58,329)	1,260,033	113,489
Net realized and unrealized gain (loss)	344,554	1,202,330	1,288,320	18,804	(69,975)	1,487,866	75,079

Net change in net assets
from operations	$326,596	$1,115,249	$1,238,168	$10,104	$27,275	$2,177,099	$290,974

(a)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

17

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
Assets
Investments, at fair value^	$1,951,967	$142,339,186	$23,680,222	$4,780,133	$79,953,991	$94,067,032	$120,556,663
Receivables:
Investments in Fund shares sold	81	32,220	9,481	224	15,697	13,509	24,972
Investment Division units sold	—	219,834	32,094	66,790	6,248	42,271	58,969
Total assets	1,952,048	142,591,240	23,721,797	4,847,147	79,975,936	94,122,812	120,640,604

Liabilities
Payables:
Investments in Fund shares purchased	—	219,834	32,094	66,790	6,248	42,271	58,969
Investment Division units redeemed	25	26,344	8,543	58	12,505	9,939	20,239
Insurance fees due to Jackson
of New York	56	5,876	938	166	3,192	3,570	4,733
Total liabilities	81	252,054	41,575	67,014	21,945	55,780	83,941
Net assets	$1,951,967	$142,339,186	$23,680,222	$4,780,133	$79,953,991	$94,067,032	$120,556,663

^Investments in Funds, shares outstanding	163,618	7,665,007	2,022,222	474,690	8,035,577	8,924,766	8,838,465
^Investments in Funds, at cost	$1,643,250	$109,916,516	$23,129,604	$4,769,382	$88,252,482	$95,450,555	$120,034,786

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
Investment Income
Dividends	$868	$922,157	$342,878	$—	$—	$3,232,047	$7,076,035
Expenses
Asset-based charges	11,485	1,740,371	240,335	7,400	1,158,705	1,343,996	1,735,733
Total expenses	11,485	1,740,371	240,335	7,400	1,158,705	1,343,996	1,735,733
Net investment income (loss)	(10,617)	(818,214)	102,543	(7,400)	(1,158,705)	1,888,051	5,340,302

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	50,449	—	—	—	—
Investments	33,279	3,387,038	87,707	779	(2,090,762)	(219,772)	418,660
Net change in unrealized appreciation
(depreciation) on investments	322,496	30,476,446	559,359	10,751	4,498,425	(212,606)	1,071,822
Net realized and unrealized gain (loss)	355,775	33,863,484	697,515	11,530	2,407,663	(432,378)	1,490,482

Net change in net assets
from operations	$345,158	$33,045,270	$800,058	$4,130	$1,248,958	$1,455,673	$6,830,784

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

18

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Value Equity Fund - Class A		JNL/S&P 4 Fund - Class A
Assets
Investments, at fair value^	$974,814	$37,793,550	$67,562,599	$25,247,824	$15,294,915		$511,544,024
Receivables:
Investments in Fund shares sold	27	3,612	49,660	14,635	880		190,723
Investment Division units sold	—	7	29,902	14,618	—		1,123,742
Total assets	974,841	37,797,169	67,642,161	25,277,077	15,295,795		512,858,489

Liabilities
Payables:
Investments in Fund shares purchased	—	7	29,902	14,618	—		1,123,742
Investment Division units redeemed	—	2,158	46,866	13,712	237		170,655
Insurance fees due to Jackson
of New York	27	1,454	2,794	923	643		20,068
Total liabilities	27	3,619	79,562	29,253	880		1,314,465
Net assets	$974,814	$37,793,550	$67,562,599	$25,247,824	$15,294,915		$511,544,024

^Investments in Funds, shares outstanding	109,407	2,398,068	4,450,764	2,112,789	641,296		25,063,401
^Investments in Funds, at cost	$1,016,758	$34,114,571	$55,329,596	$25,158,043	$11,923,529		$423,331,874

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Value Equity Fund - Class A	JNL/Red Rocks Listed Private Equity Fund - Class A(a)	JNL/S&P 4 Fund - Class A
Investment Income
Dividends	$37,932	$241,533	$219,086	$580,875	$192,402	$945,986	$—
Expenses
Asset-based charges	9,494	538,048	885,653	327,831	215,973	235,908	7,104,864
Total expenses	9,494	538,048	885,653	327,831	215,973	235,908	7,104,864
Net investment income (loss)	28,438	(296,515)	(666,567)	253,044	(23,571)	710,078	(7,104,864)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,286,074	436,834	—	—	210,545	—
Investments	(9,010)	976,596	2,493,847	3,917	671,469	657,358	11,474,404
Net change in unrealized appreciation
(depreciation) on investments	5,780	1,738,452	6,265,397	412,185	1,073,165	3,979,132	59,105,791
Net realized and unrealized gain (loss)	(3,230)	4,001,122	9,196,078	416,102	1,744,634	4,847,035	70,580,195

Net change in net assets
from operations	$25,208	$3,704,607	$8,529,511	$669,146	$1,721,063	$5,557,113	$63,475,331

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

19

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P International 5 Fund - Class A	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Growth Fund - Class A
Assets
Investments, at fair value^	$56,464,159	$291,181,699	$3,911,988	$59,146,333	$157,774,288	$126,821,829	$397,279,465
Receivables:
Investments in Fund shares sold	17,384	159,071	658	17,315	10,603	306,374	480,801
Investment Division units sold	1,000	115,422	—	9,148	215	—	35,332
Total assets	56,482,543	291,456,192	3,912,646	59,172,796	157,785,106	127,128,203	397,795,598

Liabilities
Payables:
Investments in Fund shares purchased	1,000	115,422	—	9,148	215	—	35,332
Investment Division units redeemed	15,154	147,347	545	14,936	3,945	301,006	464,187
Insurance fees due to Jackson
of New York	2,230	11,724	113	2,379	6,658	5,368	16,614
Total liabilities	18,384	274,493	658	26,463	10,818	306,374	516,133
Net assets	$56,464,159	$291,181,699	$3,911,988	$59,146,333	$157,774,288	$126,821,829	$397,279,465

^Investments in Funds, shares outstanding	3,349,001	18,210,238	339,288	4,037,292	7,103,750	9,450,211	21,064,659
^Investments in Funds, at cost	$52,475,224	$270,381,207	$3,530,233	$57,646,891	$118,088,705	$111,579,351	$282,276,808

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P International 5 Fund - Class A	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Growth Fund - Class A
Investment Income
Dividends	$766,846	$8,215,635	$329,067	$1,499,735	$—	$—	$—
Expenses
Asset-based charges	874,816	4,467,323	32,486	844,616	2,235,286	2,039,585	5,747,300
Total expenses	874,816	4,467,323	32,486	844,616	2,235,286	2,039,585	5,747,300
Net investment income (loss)	(107,970)	3,748,312	296,581	655,119	(2,235,286)	(2,039,585)	(5,747,300)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	430,995	17,354,057	—	—	—	—	—
Investments	(1,679,644)	6,034,525	87,727	(1,071,256)	5,203,585	3,246,701	14,736,041
Net change in unrealized appreciation
(depreciation) on investments	10,844,357	1,601,687	402,298	9,524,221	24,783,675	5,545,430	56,705,887
Net realized and unrealized gain (loss)	9,595,708	24,990,269	490,025	8,452,965	29,987,260	8,792,131	71,441,928

Net change in net assets
from operations	$9,487,738	$28,738,581	$786,606	$9,108,084	$27,751,974	$6,752,546	$65,694,628
See notes to the financial statements.

20

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Total Yield Fund - Class A	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A
Assets
Investments, at fair value^	$291,601,609	$473,768,422	$21,728,791	$38,777,855	$4,440,570	$112,574,556	$439,672,797
Receivables:
Investments in Fund shares sold	37,240	311,397	3,355	19,885	192	36,141	50,844
Investment Division units sold	8,000	50,421	—	32	166	87,889	1,746,676
Total assets	291,646,849	474,130,240	21,732,146	38,797,772	4,440,928	112,698,586	441,470,317

Liabilities
Payables:
Investments in Fund shares purchased	8,000	50,421	—	32	166	87,889	1,746,676
Investment Division units redeemed	25,174	291,872	2,534	18,339	68	32,418	33,280
Insurance fees due to Jackson
of New York	12,066	19,525	821	1,546	124	3,723	17,564
Total liabilities	45,240	361,818	3,355	19,917	358	124,030	1,797,520
Net assets	$291,601,609	$473,768,422	$21,728,791	$38,777,855	$4,440,570	$112,574,556	$439,672,797

^Investments in Funds, shares outstanding	18,898,354	27,010,742	1,694,913	2,754,109	446,288	7,866,845	9,997,108
^Investments in Funds, at cost	$236,986,500	$360,141,800	$18,873,823	$37,458,017	$4,374,583	$104,275,511	$350,424,878

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Total Yield Fund - Class A	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A
Investment Income
Dividends	$—	$—	$393,902	$846,607	$35,786	$574,703	$203,229
Expenses
Asset-based charges	4,398,074	6,998,052	282,347	585,712	45,770	762,571	5,218,142
Total expenses	4,398,074	6,998,052	282,347	585,712	45,770	762,571	5,218,142
Net investment income (loss)	(4,398,074)	(6,998,052)	111,555	260,895	(9,984)	(187,868)	(5,014,913)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	1,006,025	29,404	662,641	19,834,917
Investments	9,065,903	18,701,517	468,246	(215,019)	21,037	705,977	13,363,302
Net change in unrealized appreciation
(depreciation) on investments	21,644,228	49,866,642	1,439,023	2,426,309	(10,574)	6,663,888	64,101,517
Net realized and unrealized gain (loss)	30,710,131	68,568,159	1,907,269	3,217,315	39,867	8,032,506	97,299,736

Net change in net assets
from operations	$26,312,057	$61,570,107	$2,018,824	$3,478,210	$29,883	$7,844,638	$92,284,823

See notes to the financial statements.

21

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/The Boston Company Equity Income Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A
Assets
Investments, at fair value^	$286,478,223	$63,059,643	$159,464,938	$16,389,036	$1,779,083	$3,802,513	$5,201,805
Receivables:
Investments in Fund shares sold	109,697	37,057	30,730	12,191	294	1,039	364
Investment Division units sold	330,233	64,685	64,818	6,298	—	32	72,936
Total assets	286,918,153	63,161,385	159,560,486	16,407,525	1,779,377	3,803,584	5,275,105

Liabilities
Payables:
Investments in Fund shares purchased	330,233	64,685	64,818	6,298	—	32	72,936
Investment Division units redeemed	97,814	34,633	24,017	11,720	245	932	159
Insurance fees due to Jackson
of New York	11,883	2,424	6,713	471	49	107	205
Total liabilities	439,930	101,742	95,548	18,489	294	1,071	73,300
Net assets	$286,478,223	$63,059,643	$159,464,938	$16,389,036	$1,779,083	$3,802,513	$5,201,805

^Investments in Funds, shares outstanding	6,060,466	6,434,657	9,133,158	954,516	118,212	369,894	481,649
^Investments in Funds, at cost	$233,423,858	$63,889,677	$141,382,960	$13,353,642	$1,416,105	$3,837,177	$5,099,400

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/The Boston Company Equity Income Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A(a)
Investment Income
Dividends	$—	$905,239	$2,276,386	$230,535	$11,123	$159,325	$—
Expenses
Asset-based charges	3,793,560	884,705	2,158,306	156,366	15,691	36,265	8,095
Total expenses	3,793,560	884,705	2,158,306	156,366	15,691	36,265	8,095
Net investment income (loss)	(3,793,560)	20,534	118,080	74,169	(4,568)	123,060	(8,095)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	12,895,824	—	6,066,709	285,483	—	—	—
Investments	7,955,771	(174,777)	2,188,886	380,235	30,394	(3,758)	4,241
Net change in unrealized appreciation
(depreciation) on investments	32,455,081	(32,425)	13,614,888	1,321,409	218,112	228,550	102,405
Net realized and unrealized gain (loss)	53,306,676	(207,202)	21,870,483	1,987,127	248,506	224,792	106,646

Net change in net assets
from operations	$49,513,116	$(186,668)	$21,988,563	$2,061,296	$243,938	$347,852	$98,551

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

22

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Growth Allocation Fund - Class A	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard Moderate Allocation Fund - Class A	JNL/Vanguard Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$4,692,527	$2,031,526	$1,599,982	$5,081,305	$3,426,814	$4,460,293	$3,817,294
Receivables:
Investments in Fund shares sold	1,193	85	105	462	295	267	148
Investment Division units sold	10,689	12,500	24,530	22,430	47,297	67,360	19,187
Total assets	4,704,409	2,044,111	1,624,617	5,104,197	3,474,406	4,527,920	3,836,629

Liabilities
Payables:
Investments in Fund shares purchased	10,689	12,500	24,530	22,430	47,297	67,360	19,187
Investment Division units redeemed	997	—	45	264	171	93	3
Insurance fees due to Jackson
of New York	196	85	60	198	124	174	145
Total liabilities	11,882	12,585	24,635	22,892	47,592	67,627	19,335
Net assets	$4,692,527	$2,031,526	$1,599,982	$5,081,305	$3,426,814	$4,460,293	$3,817,294

^Investments in Funds, shares outstanding	439,787	202,142	152,524	491,422	327,925	436,001	368,109
^Investments in Funds, at cost	$4,561,320	$2,026,063	$1,577,060	$5,001,991	$3,343,427	$4,418,245	$3,744,812

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Growth Allocation Fund - Class A(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard Moderate Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth Allocation Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,377	5,358	1,812	9,530	5,589	6,297	7,049
Total expenses	9,377	5,358	1,812	9,530	5,589	6,297	7,049
Net investment income (loss)	(9,377)	(5,358)	(1,812)	(9,530)	(5,589)	(6,297)	(7,049)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	1,186	486	45	353	123	64	135
Net change in unrealized appreciation
(depreciation) on investments	131,207	5,463	22,922	79,314	83,387	42,048	72,482
Net realized and unrealized gain (loss)	132,393	5,949	22,967	79,667	83,510	42,112	72,617

Net change in net assets
from operations	$123,016	$591	$21,155	$70,137	$77,921	$35,815	$65,568

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

23

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Assets
Investments, at fair value^	$3,800,966	$4,835,592	$2,248,921	$349,477	$398,490,116	$67,398,503	$55,521,833
Receivables:
Investments in Fund shares sold	263	167	10,193	9	71,843	38,314	5,217
Investment Division units sold	20,000	30,684	—	—	43,181	7,312	2,512
Total assets	3,821,229	4,866,443	2,259,114	349,486	398,605,140	67,444,129	55,529,562

Liabilities
Payables:
Investments in Fund shares purchased	20,000	30,684	—	—	43,181	7,312	2,512
Investment Division units redeemed	109	—	10,133	—	56,510	35,760	2,893
Insurance fees due to Jackson
of New York	154	167	60	9	15,333	2,554	2,324
Total liabilities	20,263	30,851	10,193	9	115,024	45,626	7,729
Net assets	$3,800,966	$4,835,592	$2,248,921	$349,477	$398,490,116	$67,398,503	$55,521,833

^Investments in Funds, shares outstanding	353,907	451,502	155,742	34,948	16,589,930	67,398,503	2,268,049
^Investments in Funds, at cost	$3,706,727	$4,703,595	$1,866,528	$347,716	$354,155,458	$67,398,503	$48,634,357

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Investment Income
Dividends	$—	$—	$6,254	$6,985	$5,127,145	$81,459	$870,859
Expenses
Asset-based charges	7,051	7,729	17,514	2,182	5,059,093	922,236	791,815
Total expenses	7,051	7,729	17,514	2,182	5,059,093	922,236	791,815
Net investment income (loss)	(7,051)	(7,729)	(11,260)	4,803	68,052	(840,777)	79,044

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	1,580	—	8,109,862	—	2,905,505
Investments	(383)	5,030	83,890	2,028	5,454,883	—	1,392,277
Net change in unrealized appreciation
(depreciation) on investments	94,239	131,997	366,768	(321)	23,804,714	—	2,208,050
Net realized and unrealized gain (loss)	93,856	137,027	452,238	1,707	37,369,459	—	6,505,832

Net change in net assets
from operations	$86,805	$129,298	$440,978	$6,510	$37,437,511	$(840,777)	$6,584,876

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

24

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JG - Equity 100 Fund(a)	JG - Fixed Income 100 Fund(a)	JG - Growth Fund(a)	JG - Maximum Growth Fund(a)	JG - Moderate Growth Fund(a)	JNL Aggressive Growth Allocation Fund - Class A	JNL Alt 65 Fund - Class A(a)
Operations
Net investment income (loss)	$(45,221)	$(34,468)	$(188,531)	$(103,027)	$(391,354)	$(969,218)	$(156,402)
Net realized gain (loss) on investments	875,371	177,272	3,812,649	2,107,265	5,980,446	1,002,812	2,556
Net change in unrealized appreciation
(depreciation) on investments	67,345	4,769	(818,735)	(224,661)	(975,578)	11,422,457	950,911
Net change in net assets
from operations	897,495	147,573	2,805,383	1,779,577	4,613,514	11,456,051	797,065

Contract transactions[1]
Purchase payments	343,966	146,583	1,138,336	501,958	2,703,184	5,411,256	294,658
Surrenders and terminations	(124,015)	(92,816)	(323,245)	(484,781)	(1,524,471)	(2,551,920)	(645,303)
Transfers between Investment Divisions	(7,157,121)	(5,003,765)	(27,017,571)	(14,856,292)	(54,308,867)	25,277,927	(16,063,443)
Contract owner charges	(1,953)	(796)	(8,199)	(3,303)	(20,940)	(736,199)	(112,842)
Net change in net assets
from contract transaction	(6,939,123)	(4,950,794)	(26,210,679)	(14,842,418)	(53,151,094)	27,401,064	(16,526,930)

Net change in net assets	(6,041,628)	(4,803,221)	(23,405,296)	(13,062,841)	(48,537,580)	38,857,115	(15,729,865)

Net assets beginning of year	6,041,628	4,803,221	23,405,296	13,062,841	48,537,580	50,382,084	15,729,865

Net assets end of year	$—	$—	$—	$—	$—	$89,239,199	$—

[1]Contract unit transactions
Units outstanding at beginning of year	435,789	488,374	2,024,069	1,009,707	3,996,153	4,209,607	914,989
Units issued	36,171	225,256	358,410	79,934	413,656	2,486,061	56,209
Units redeemed	(471,960)	(713,630)	(2,382,479)	(1,089,641)	(4,409,809)	(540,640)	(971,198)
Units outstanding at end of year	—	—	—	—	—	6,155,028	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$537,454	$2,290,329	$4,408,259	$1,086,996	$5,287,114	$34,596,550	$1,001,542
Proceeds from sales	$7,521,798	$7,275,590	$30,807,469	$16,032,442	$58,829,562	$8,164,705	$17,684,873

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

25

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 35 Fund - Class A(a)	JNL Institutional Alt 50 Fund - Class A	JNL Interest Rate Opportunities Fund - Class A
Operations
Net investment income (loss)	$(175,856)	$(1,927,341)	$(213,773)	$(1,521,334)	$(848,619)	$(1,638,966)	$(36,309)
Net realized gain (loss) on investments	395,525	3,535,043	(155,954)	845,606	4,550,843	816,087	(987)
Net change in unrealized appreciation
(depreciation) on investments	737,972	18,673,795	1,149,171	12,544,097	1,765,612	9,876,683	138,840
Net change in net assets
from operations	957,641	20,281,497	779,444	11,868,369	5,467,836	9,053,804	101,544

Contract transactions[1]
Purchase payments	1,729,810	9,466,340	801,426	2,441,276	1,618,735	2,815,383	509,039
Surrenders and terminations	(1,958,169)	(5,595,522)	(2,312,280)	(7,578,767)	(2,844,735)	(7,737,522)	(182,912)
Transfers between Investment Divisions	6,852,943	26,817,557	(3,964,186)	72,594,538	(78,850,117)	7,069,580	(634,195)
Contract owner charges	(26,325)	(1,498,490)	(10,711)	(1,247,083)	(694,817)	(1,395,506)	(322)
Net change in net assets
from contract transaction	6,598,259	29,189,885	(5,485,751)	66,209,964	(80,770,934)	751,935	(308,390)

Net change in net assets	7,555,900	49,471,382	(4,706,307)	78,078,333	(75,303,098)	9,805,739	(206,846)

Net assets beginning of year	12,340,961	113,670,985	23,432,466	77,721,919	75,303,098	105,472,066	3,609,900

Net assets end of year	$19,896,861	$163,142,367	$18,726,159	$155,800,252	$—	$115,277,805	$3,403,054

[1]Contract unit transactions
Units outstanding at beginning of year	1,140,673	8,879,404	2,308,186	4,645,747	4,449,206	6,298,333	376,012
Units issued	1,407,024	3,643,524	151,005	4,420,122	210,373	1,340,981	63,433
Units redeemed	(825,897)	(1,769,801)	(685,547)	(789,483)	(4,659,579)	(1,335,863)	(95,666)
Units outstanding at end of year	1,721,800	10,753,127	1,773,644	8,276,386	—	6,303,451	343,779
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,986,191	$53,743,871	$1,558,711	$80,436,945	$3,748,015	$24,053,692	$622,646
Proceeds from sales	$9,563,788	$26,481,327	$7,258,235	$15,748,314	$85,367,569	$24,940,723	$967,346

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

26

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Moderate Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Real Assets Fund - Class A
Operations
Net investment income (loss)	$(361,960)	$(1,614,113)	$(3,204)	$(23,335)	$(1,126,281)	$(411,606)	$(5,194)
Net realized gain (loss) on investments	584,894	2,209,205	1,629	33,180	(321,278)	2,841,716	(660)
Net change in unrealized appreciation
(depreciation) on investments	2,853,935	12,654,966	46,021	265,456	17,913,506	1,991,528	29,386
Net change in net assets
from operations	3,076,869	13,250,058	44,446	275,301	16,465,947	4,421,638	23,532

Contract transactions[1]
Purchase payments	6,997,974	7,229,969	191,273	2,183,608	5,233,240	4,296,639	36,867
Surrenders and terminations	(2,778,526)	(7,615,085)	(43,851)	(96,541)	(4,549,912)	(2,263,172)	(8,448)
Transfers between Investment Divisions	(4,723,742)	53,856,334	351,416	1,287,555	(994,979)	(814,605)	(4,583)
Contract owner charges	(25,802)	(1,177,566)	(1,262)	(16,236)	(866,571)	(506,563)	(60)
Net change in net assets
from contract transaction	(530,096)	52,293,652	497,576	3,358,386	(1,178,222)	712,299	23,776

Net change in net assets	2,546,773	65,543,710	542,022	3,633,687	15,287,725	5,133,937	47,308

Net assets beginning of year	33,433,331	91,381,812	647,086	365,202	66,238,301	46,679,911	440,454

Net assets end of year	$35,980,104	$156,925,522	$1,189,108	$3,998,889	$81,526,026	$51,813,848	$487,762

[1]Contract unit transactions
Units outstanding at beginning of year	2,767,530	6,921,291	67,679	34,352	1,761,880	2,327,301	47,195
Units issued	706,182	4,677,472	56,065	367,113	314,694	466,502	11,627
Units redeemed	(746,394)	(1,257,560)	(5,687)	(72,755)	(356,091)	(438,006)	(9,102)
Units outstanding at end of year	2,727,318	10,341,203	118,057	328,710	1,720,483	2,355,797	49,720
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$8,990,294	$70,375,601	$559,396	$4,194,474	$13,820,512	$12,167,153	$110,708
Proceeds from sales	$9,882,350	$19,696,062	$65,025	$854,031	$16,125,015	$9,668,210	$92,125

See notes to the financial statements.

27

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Moderate Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class A	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Global Bond Fund - Class A
Operations
Net investment income (loss)	$66,218	$50,456	$111,790	$47,502	$(126,098)	$(3,504,283)	$(324,280)
Net realized gain (loss) on investments	240,012	167,382	341,718	20,079	779,039	8,756,840	(75,392)
Net change in unrealized appreciation
(depreciation) on investments	2,866,281	896,993	2,837,803	378,086	3,210,275	26,290,164	1,671,311
Net change in net assets
from operations	3,172,511	1,114,831	3,291,311	445,667	3,863,216	31,542,721	1,271,639

Contract transactions[1]
Purchase payments	1,992,565	1,226,912	3,619,539	272,169	15,022,979	26,814,241	2,732,106
Surrenders and terminations	(320,744)	(819,287)	(626,709)	(114,231)	(1,836,937)	(10,191,108)	(2,329,511)
Transfers between Investment Divisions	2,927,826	(1,727,305)	(1,865,715)	1,113,469	11,487,531	5,597,715	(38,160)
Contract owner charges	(6,131)	(5,480)	(8,470)	(475)	(304,521)	(2,688,703)	(333,636)
Net change in net assets
from contract transaction	4,593,516	(1,325,160)	1,118,645	1,270,932	24,369,052	19,532,145	30,799

Net change in net assets	7,766,027	(210,329)	4,409,956	1,716,599	28,232,268	51,074,866	1,302,438

Net assets beginning of year	14,692,672	11,888,935	21,901,459	2,670,460	21,326,409	197,214,962	26,049,904

Net assets end of year	$22,458,699	$11,678,606	$26,311,415	$4,387,059	$49,558,677	$248,289,828	$27,352,342

[1]Contract unit transactions
Units outstanding at beginning of year	1,080,128	1,023,905	1,716,035	261,690	1,542,695	10,800,504	2,603,936
Units issued	478,511	173,526	399,482	140,815	1,919,239	3,209,384	580,828
Units redeemed	(163,207)	(286,510)	(317,022)	(28,452)	(358,801)	(2,180,336)	(583,362)
Units outstanding at end of year	1,395,432	910,921	1,798,495	374,053	3,103,133	11,829,552	2,601,402
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,311,970	$2,298,913	$5,793,560	$1,661,379	$30,574,222	$61,723,288	$6,137,161
Proceeds from sales	$2,652,236	$3,573,617	$4,563,125	$342,945	$5,861,317	$45,695,426	$6,430,641

See notes to the financial statements.

28

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(29,172)	$(452,988)	$(1,162,705)	$(238,650)	$(3,924,167)	$(644,229)	$(1,619,547)
Net realized gain (loss) on investments	653,601	5,743,254	1,420,358	931,793	9,954,044	6,365,644	2,344,854
Net change in unrealized appreciation
(depreciation) on investments	1,606,078	1,794,754	12,760,609	4,610,019	43,192,760	14,586,887	12,969,210
Net change in net assets
from operations	2,230,507	7,085,020	13,018,262	5,303,162	49,222,637	20,308,302	13,694,517

Contract transactions[1]
Purchase payments	2,274,017	4,192,387	17,276,445	5,057,920	45,927,575	14,020,761	16,057,617
Surrenders and terminations	(281,644)	(1,511,919)	(3,414,626)	(924,238)	(13,303,307)	(3,614,604)	(6,417,349)
Transfers between Investment Divisions	775,554	(214,522)	8,693,769	656,377	12,529,763	10,866,272	7,756,061
Contract owner charges	(1,626)	(424,117)	(900,527)	(11,806)	(2,990,243)	(884,588)	(1,190,893)
Net change in net assets
from contract transaction	2,766,301	2,041,829	21,655,061	4,778,253	42,163,788	20,387,841	16,205,436

Net change in net assets	4,996,808	9,126,849	34,673,323	10,081,415	91,386,425	40,696,143	29,899,953

Net assets beginning of year	6,481,789	29,090,384	60,575,531	17,786,433	221,609,875	61,369,041	89,820,457

Net assets end of year	$11,478,597	$38,217,233	$95,248,854	$27,867,848	$312,996,300	$102,065,184	$119,720,410

[1]Contract unit transactions
Units outstanding at beginning of year	557,638	2,298,927	4,591,760	1,079,669	12,445,083	5,398,944	7,191,200
Units issued	290,574	555,028	2,119,934	497,618	4,502,751	2,617,525	2,579,918
Units redeemed	(87,298)	(415,692)	(644,236)	(241,150)	(2,321,220)	(1,110,923)	(1,377,674)
Units outstanding at end of year	760,914	2,438,263	6,067,458	1,336,137	14,626,614	6,905,546	8,393,444
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,514,620	$13,127,279	$30,999,939	$9,349,098	$87,619,848	$40,270,796	$34,785,547
Proceeds from sales	$1,288,833	$6,412,120	$10,507,583	$4,809,494	$49,380,227	$16,085,223	$20,199,657

See notes to the financial statements.

29

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(644,144)	$(330,576)	$(127,487)	$37,099	$263,008	$15,052	$(278,946)
Net realized gain (loss) on investments	759,254	329,890	(825,920)	(258,239)	839,718	(29,877)	(2,087,823)
Net change in unrealized appreciation
(depreciation) on investments	11,865,542	6,896,866	648,379	410,676	19,555,353	89,159	(413,551)
Net change in net assets
from operations	11,980,652	6,896,180	(305,028)	189,536	20,658,079	74,334	(2,780,320)

Contract transactions[1]
Purchase payments	6,249,134	1,423,946	594,235	283,564	13,467,925	279,671	3,036,554
Surrenders and terminations	(2,689,959)	(1,846,883)	(1,227,918)	(97,416)	(11,274,343)	(109,015)	(3,381,703)
Transfers between Investment Divisions	8,126,503	1,731,648	(1,265,803)	(300,370)	(6,777,257)	(356,217)	(2,971,091)
Contract owner charges	(639,099)	(426,717)	(13,847)	(1,172)	(1,951,324)	(1,239)	(571,481)
Net change in net assets
from contract transaction	11,046,579	881,994	(1,913,333)	(115,394)	(6,534,999)	(186,800)	(3,887,721)

Net change in net assets	23,027,231	7,778,174	(2,218,361)	74,142	14,123,080	(112,466)	(6,668,041)

Net assets beginning of year	42,807,851	32,788,225	13,525,578	1,972,616	175,942,099	3,493,884	57,142,358

Net assets end of year	$65,835,082	$40,566,399	$11,307,217	$2,046,758	$190,065,179	$3,381,418	$50,474,317

[1]Contract unit transactions
Units outstanding at beginning of year	4,038,542	2,402,238	1,312,576	191,283	14,783,536	350,385	6,564,684
Units issued	1,682,607	600,099	204,220	54,487	2,186,139	52,123	1,544,356
Units redeemed	(831,975)	(545,794)	(393,317)	(66,612)	(2,762,871)	(70,525)	(2,061,941)
Units outstanding at end of year	4,889,174	2,456,543	1,123,479	179,158	14,206,804	331,983	6,047,099
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$21,268,957	$9,305,183	$2,040,139	$717,376	$30,861,648	$576,388	$12,733,725
Proceeds from sales	$10,866,522	$8,753,764	$4,080,960	$729,266	$37,133,640	$748,137	$16,900,391

See notes to the financial statements.

30

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/Crescent High Income Fund - Class A	JNL/DFA Growth Allocation Fund - Class A(b)
Operations
Net investment income (loss)	$(1,960,271)	$(18,186)	$307,926	$(174,844)	$(695)	$28,613	$55,016
Net realized gain (loss) on investments	6,149,773	14,700	(631,606)	239,401	88	53,332	15,039
Net change in unrealized appreciation
(depreciation) on investments	30,487,753	124,490	5,984,506	8,929,704	10,416	31,172	32,559
Net change in net assets
from operations	34,677,255	121,004	5,660,826	8,994,261	9,809	113,117	102,614

Contract transactions[1]
Purchase payments	12,176,242	257,432	6,894,263	3,487,365	438,065	1,327,396	1,873,025
Surrenders and terminations	(7,255,079)	(44,212)	(2,532,610)	(1,790,047)	(676)	(383,466)	(20,683)
Transfers between Investment Divisions	2,080,001	(24,634)	(1,960,578)	(70,350)	125,886	285,188	293,118
Contract owner charges	(1,488,907)	(1,236)	(778,568)	(434,909)	(611)	(30,250)	(7,934)
Net change in net assets
from contract transaction	5,512,257	187,350	1,622,507	1,192,059	562,664	1,198,868	2,137,526

Net change in net assets	40,189,512	308,354	7,283,333	10,186,320	572,473	1,311,985	2,240,140

Net assets beginning of year	107,743,237	1,700,115	66,178,653	33,488,652	—	3,044,794	—

Net assets end of year	$147,932,749	$2,008,469	$73,461,986	$43,674,972	$572,473	$4,356,779	$2,240,140

[1]Contract unit transactions
Units outstanding at beginning of year	2,655,080	163,317	4,761,017	2,654,456	—	291,465	—
Units issued	572,095	66,065	1,222,369	642,838	54,346	202,400	244,081
Units redeemed	(478,915)	(48,478)	(1,107,774)	(573,558)	(1,387)	(90,187)	(40,482)
Units outstanding at end of year	2,748,260	180,904	4,875,612	2,723,736	52,959	403,678	203,599
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$30,213,444	$706,476	$19,372,925	$9,850,172	$577,183	$2,265,400	$2,640,678
Proceeds from sales	$24,470,829	$537,312	$17,442,492	$8,832,957	$15,214	$1,020,189	$447,029

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

31

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class A(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A
Operations
Net investment income (loss)	$93,147	$(308,068)	$(26,938)	$(2,555,575)	$(1,574)	$(198,188)	$1,027,139
Net realized gain (loss) on investments	5,253	3,449,838	54,264	(92,537)	12,085	1,141,653	53,307
Net change in unrealized appreciation
(depreciation) on investments	104,903	6,644,413	283,117	11,133,410	15,286	1,596,419	624,664
Net change in net assets
from operations	203,303	9,786,183	310,443	8,485,298	25,797	2,539,884	1,705,110

Contract transactions[1]
Purchase payments	3,260,837	6,729,194	751,424	14,054,062	244,408	8,084,167	11,825,155
Surrenders and terminations	(28,243)	(3,236,980)	(93,482)	(17,434,861)	(12,680)	(521,306)	(3,291,606)
Transfers between Investment Divisions	1,764,236	(1,390,466)	89,909	4,562,245	184,694	19,910,299	5,128,894
Contract owner charges	(10,213)	(544,214)	(1,151)	(2,384,319)	(5)	(101,765)	(538,704)
Net change in net assets
from contract transaction	4,986,617	1,557,534	746,700	(1,202,873)	416,417	27,371,395	13,123,739

Net change in net assets	5,189,920	11,343,717	1,057,143	7,282,425	442,214	29,911,279	14,828,849

Net assets beginning of year	—	50,897,290	2,897,934	222,921,005	305,553	3,607,510	61,538,996

Net assets end of year	$5,189,920	$62,241,007	$3,955,077	$230,203,430	$747,767	$33,518,789	$76,367,845

[1]Contract unit transactions
Units outstanding at beginning of year	—	1,782,450	169,547	11,316,467	29,328	279,625	5,814,900
Units issued	484,651	523,677	81,599	2,002,757	60,939	2,242,304	2,621,725
Units redeemed	(3,727)	(474,816)	(39,011)	(2,107,778)	(22,685)	(344,581)	(1,410,831)
Units outstanding at end of year	480,924	1,831,311	212,135	11,211,446	67,582	2,177,348	7,025,794
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,143,860	$17,826,305	$1,538,887	$41,649,007	$671,899	$33,203,881	$30,179,713
Proceeds from sales	$60,403	$15,499,589	$707,662	$45,407,455	$253,273	$5,179,752	$16,028,834

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

32

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Operations
Net investment income (loss)	$69,321	$143,414	$81,364	$(492,030)	$(1,346,507)	$44,856	$(600,351)
Net realized gain (loss) on investments	3,435	16,748	288,014	(201,992)	3,680,824	561,678	(405,675)
Net change in unrealized appreciation
(depreciation) on investments	24,654	357,801	753,039	8,373,783	6,058,874	4,077,269	1,857,515
Net change in net assets
from operations	97,410	517,963	1,122,417	7,679,761	8,393,191	4,683,803	851,489

Contract transactions[1]
Purchase payments	282,948	130,788	995,726	2,350,935	3,941,114	2,738,868	4,451,898
Surrenders and terminations	(99,705)	(260,578)	(538,835)	(5,661,549)	(7,041,917)	(1,852,364)	(2,407,995)
Transfers between Investment Divisions	295,677	(72,250)	248,115	(3,815,359)	(588,767)	(978,019)	(472,490)
Contract owner charges	(1,136)	(1,212)	(6,140)	(1,054,362)	(1,036,518)	(392,497)	(349,546)
Net change in net assets
from contract transaction	477,784	(203,252)	698,866	(8,180,335)	(4,726,088)	(484,012)	1,221,867

Net change in net assets	575,194	314,711	1,821,283	(500,574)	3,667,103	4,199,791	2,073,356

Net assets beginning of year	2,249,768	3,416,688	10,559,533	85,557,360	84,938,301	30,073,882	41,352,292

Net assets end of year	$2,824,962	$3,731,399	$12,380,816	$85,056,786	$88,605,404	$34,273,673	$43,425,648

[1]Contract unit transactions
Units outstanding at beginning of year	215,556	251,998	841,622	6,899,445	6,907,391	2,768,570	3,651,686
Units issued	85,275	19,069	172,406	789,962	846,012	545,926	853,669
Units redeemed	(40,881)	(33,169)	(119,619)	(1,428,178)	(1,219,956)	(593,978)	(757,665)
Units outstanding at end of year	259,950	237,898	894,409	6,261,229	6,533,447	2,720,518	3,747,690
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,005,118	$457,390	$2,690,855	$11,921,399	$11,000,900	$6,972,288	$10,002,165
Proceeds from sales	$458,012	$517,228	$1,676,020	$19,831,770	$17,073,495	$7,411,445	$9,380,649

See notes to the financial statements.

33

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$3,776,731	$(167,170)	$707,226	$333,070	$(141,773)	$(43)	$(102,619)
Net realized gain (loss) on investments	1,582,438	668,928	1,874,422	(263,581)	(232,192)	548	73,986
Net change in unrealized appreciation
(depreciation) on investments	7,551,354	9,365,649	490,409	850,829	1,691,251	624	822,991
Net change in net assets
from operations	12,910,523	9,867,407	3,072,057	920,318	1,317,286	1,129	794,358

Contract transactions[1]
Purchase payments	11,812,118	3,524,503	2,898,659	4,369,872	548,691	33,407	884,513
Surrenders and terminations	(12,007,142)	(1,483,255)	(2,741,653)	(3,751,005)	(939,357)	(110)	(461,500)
Transfers between Investment Divisions	(3,091,134)	5,353,670	(1,365,619)	1,702,147	412,079	(10,880)	27,212,289
Contract owner charges	(1,676,127)	(407,336)	(599,966)	(700,808)	(98,176)	—	(44,374)
Net change in net assets
from contract transaction	(4,962,285)	6,987,582	(1,808,579)	1,620,206	(76,763)	22,417	27,590,928

Net change in net assets	7,948,238	16,854,989	1,263,478	2,540,524	1,240,523	23,546	28,385,286

Net assets beginning of year	156,295,143	31,695,203	47,838,012	62,751,768	9,546,543	—	1,169,218

Net assets end of year	$164,243,381	$48,550,192	$49,101,490	$65,292,292	$10,787,066	$23,546	$29,554,504

[1]Contract unit transactions
Units outstanding at beginning of year	10,877,574	3,235,215	3,696,093	2,511,871	808,494	—	119,381
Units issued	1,732,192	1,222,881	585,184	537,205	194,266	5,509	2,580,321
Units redeemed	(2,080,096)	(667,411)	(724,742)	(480,725)	(201,710)	(3,263)	(204,251)
Units outstanding at end of year	10,529,670	3,790,685	3,556,535	2,568,351	801,050	2,246	2,495,451
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$32,201,497	$15,013,771	$10,143,772	$15,064,733	$2,504,270	$56,269	$29,921,033
Proceeds from sales	$33,387,051	$8,087,414	$10,431,827	$13,111,457	$2,722,806	$33,896	$2,432,724

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

34

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A
Operations
Net investment income (loss)	$(560,593)	$(1,492)	$1,337,956	$7,713	$(89,709)	$(1,555,562)	$(1,120,997)
Net realized gain (loss) on investments	1,566,066	9,202	897,661	1,651,240	812,990	5,949,088	2,199,492
Net change in unrealized appreciation
(depreciation) on investments	16,565,709	11,255	4,450,937	11,011,251	1,731,766	18,247,382	18,048,540
Net change in net assets
from operations	17,571,182	18,965	6,686,554	12,670,204	2,455,047	22,640,908	19,127,035

Contract transactions[1]
Purchase payments	4,231,107	844,338	5,526,803	5,642,375	3,022,386	11,819,083	9,234,827
Surrenders and terminations	(2,591,381)	—	(4,653,176)	(3,010,793)	(1,973,865)	(4,515,157)	(3,887,208)
Transfers between Investment Divisions	4,451,473	(241,841)	(1,655,922)	1,599,313	565,289	6,738,556	1,968,285
Contract owner charges	(551,846)	(472)	(873,431)	(673,584)	(341,479)	(1,117,611)	(740,803)
Net change in net assets
from contract transaction	5,539,353	602,025	(1,655,726)	3,557,311	1,272,331	12,924,871	6,575,101

Net change in net assets	23,110,535	620,990	5,030,828	16,227,515	3,727,378	35,565,779	25,702,136

Net assets beginning of year	33,999,671	—	78,479,905	58,019,580	29,082,346	91,052,840	67,714,536

Net assets end of year	$57,110,206	$620,990	$83,510,733	$74,247,095	$32,809,724	$126,618,619	$93,416,672

[1]Contract unit transactions
Units outstanding at beginning of year	4,875,368	—	4,775,423	3,075,712	1,060,200	3,354,836	1,714,665
Units issued	1,733,150	102,599	915,749	990,599	228,578	1,084,351	533,818
Units redeemed	(1,162,528)	(42,265)	(1,017,714)	(844,225)	(186,213)	(658,238)	(407,182)
Units outstanding at end of year	5,445,990	60,334	4,673,458	3,222,086	1,102,565	3,780,949	1,841,301
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,960,605	$1,037,316	$19,873,973	$22,648,238	$6,812,777	$35,639,480	$26,301,352
Proceeds from sales	$10,981,846	$436,783	$18,558,621	$18,815,069	$5,630,155	$21,232,595	$19,563,442

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

35

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class A(a)
Operations
Net investment income (loss)	$705,246	$(41,392)	$43,030	$(650,998)	$340,829	$(178,591)	$(832)
Net realized gain (loss) on investments	(386,173)	83,526	(18,557)	2,146,044	(116,560)	5,035,737	565
Net change in unrealized appreciation
(depreciation) on investments	273,068	7,282,549	820,380	4,350,220	703,384	6,925,485	19,571
Net change in net assets
from operations	592,141	7,324,683	844,853	5,845,266	927,653	11,782,631	19,304

Contract transactions[1]
Purchase payments	7,242,546	1,426,182	535,316	1,275,101	8,218,705	7,650,786	454,867
Surrenders and terminations	(4,825,986)	(2,940,693)	(309,185)	(2,920,091)	(3,626,103)	(3,286,728)	(58)
Transfers between Investment Divisions	(661,046)	(316,118)	(793,579)	(1,487,220)	2,476,830	3,019,236	83,184
Contract owner charges	(486,078)	(291,180)	(786)	(517,401)	(488,229)	(634,254)	(485)
Net change in net assets
from contract transaction	1,269,436	(2,121,809)	(568,234)	(3,649,611)	6,581,203	6,749,040	537,508

Net change in net assets	1,861,577	5,202,874	276,619	2,195,655	7,508,856	18,531,671	556,812

Net assets beginning of year	57,407,110	28,329,179	3,620,117	42,545,338	58,289,565	54,712,915	—

Net assets end of year	$59,268,687	$33,532,053	$3,896,736	$44,740,993	$65,798,421	$73,244,586	$556,812

[1]Contract unit transactions
Units outstanding at beginning of year	2,812,598	2,380,809	332,108	3,126,637	4,125,575	2,266,358	—
Units issued	961,800	385,347	77,046	329,983	1,300,645	799,804	53,913
Units redeemed	(936,223)	(557,180)	(128,255)	(587,467)	(867,765)	(550,085)	(1,240)
Units outstanding at end of year	2,838,175	2,208,976	280,899	2,869,153	4,558,455	2,516,077	52,673
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$21,986,812	$5,785,623	$1,027,525	$4,847,186	$20,064,977	$25,535,426	$550,579
Proceeds from sales	$20,012,130	$7,948,823	$1,552,729	$9,147,795	$13,142,946	$15,265,810	$13,903

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

36

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC DowSM Index Fund - Class A(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Energy Sector Fund - Class A	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Index 5 Fund - Class A
Operations
Net investment income (loss)	$(33,213)	$(327,850)	$729,810	$510,537	$(490,301)	$(1,287,787)	$(1,345,938)
Net realized gain (loss) on investments	33,801	1,140,351	(2,843,584)	(46,391)	7,921,020	17,257,885	3,774,193
Net change in unrealized appreciation
(depreciation) on investments	725,952	17,527,947	(2,597,717)	5,364,842	9,172,780	24,311,888	8,686,728
Net change in net assets
from operations	726,540	18,340,448	(4,711,491)	5,828,988	16,603,499	40,281,986	11,114,983

Contract transactions[1]
Purchase payments	2,623,490	10,969,496	10,730,688	2,912,980	14,200,832	19,088,460	4,723,466
Surrenders and terminations	(96,800)	(1,884,163)	(5,057,899)	(1,309,393)	(6,223,752)	(10,919,914)	(4,261,245)
Transfers between Investment Divisions	4,615,936	15,720,259	(597,832)	2,905,600	9,513,877	2,928,556	(3,510,337)
Contract owner charges	(23,498)	(754,907)	(1,204,777)	(326,276)	(1,081,631)	(2,390,643)	(974,873)
Net change in net assets
from contract transaction	7,119,128	24,050,685	3,870,180	4,182,911	16,409,326	8,706,459	(4,022,989)

Net change in net assets	7,845,668	42,391,133	(841,311)	10,011,899	33,012,825	48,988,445	7,091,994

Net assets beginning of year	—	44,586,883	111,069,381	25,996,713	80,811,829	191,888,445	82,231,066

Net assets end of year	$7,845,668	$86,978,016	$110,228,070	$36,008,612	$113,824,654	$240,876,890	$89,323,060

[1]Contract unit transactions
Units outstanding at beginning of year	—	5,253,067	3,266,021	1,928,396	5,684,111	7,553,317	5,867,985
Units issued	394,756	3,672,670	1,017,708	759,451	3,048,192	1,665,076	954,497
Units redeemed	(24,105)	(1,296,366)	(902,429)	(501,947)	(1,942,204)	(1,391,027)	(1,219,364)
Units outstanding at end of year	370,651	7,629,371	3,381,300	2,185,900	6,790,099	7,827,366	5,603,118
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,585,253	$37,699,287	$33,766,615	$12,665,943	$50,150,805	$64,853,800	$14,087,945
Proceeds from sales	$499,337	$13,976,452	$29,166,626	$7,972,496	$30,470,108	$42,675,704	$19,456,873

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

37

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC International Index Fund - Class A	JNL/MC JNL 5 Fund - Class A	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI World Index Fund - Class A(b)
Operations
Net investment income (loss)	$(852)	$(1,446,838)	$1,433,379	$1,398,978	$(1,828)	$556	$(3,347)
Net realized gain (loss) on investments	15	11,899,023	1,397,798	10,997,053	1,226	14,242	9,905
Net change in unrealized appreciation
(depreciation) on investments	16,118	35,419,743	16,902,127	23,037,329	21,903	22,878	36,033
Net change in net assets
from operations	15,281	45,871,928	19,733,304	35,433,360	21,301	37,676	42,591

Contract transactions[1]
Purchase payments	192,721	20,495,265	10,225,565	5,004,715	120,790	246,599	439,095
Surrenders and terminations	—	(8,480,036)	(4,570,556)	(24,710,820)	(47)	(1,927)	(1,496)
Transfers between Investment Divisions	245,911	14,318,735	11,545,162	16,416,384	500,604	426,700	293,081
Contract owner charges	(661)	(1,717,012)	(994,254)	(2,111,159)	(1,475)	(2,581)	(2,389)
Net change in net assets
from contract transaction	437,971	24,616,952	16,205,917	(5,400,880)	619,872	668,791	728,291

Net change in net assets	453,252	70,488,880	35,939,221	30,032,480	641,173	706,467	770,882

Net assets beginning of year	—	124,001,437	78,741,918	231,269,233	—	—	—

Net assets end of year	$453,252	$194,490,317	$114,681,139	$261,301,713	$641,173	$706,467	$770,882

[1]Contract unit transactions
Units outstanding at beginning of year	—	9,847,869	4,761,493	12,478,670	—	—	—
Units issued	48,141	4,101,623	1,734,004	2,517,534	85,643	68,263	50,988
Units redeemed	(5,505)	(2,503,153)	(880,413)	(2,780,652)	(25,355)	(5,091)	(16,120)
Units outstanding at end of year	42,636	11,446,339	5,615,084	12,215,552	60,288	63,172	34,868
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$493,803	$66,286,626	$35,508,360	$53,578,221	$880,012	$741,248	$1,065,120
Proceeds from sales	$56,685	$39,626,013	$17,869,064	$57,580,123	$261,968	$59,656	$340,176

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

38

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 24 Fund - Class A(b)	JNL/MC S&P 400 MidCap Index Fund - Class A
Operations
Net investment income (loss)	$(1,068,559)	$374,116	$(4,411)	$(930)	$(529)	$237,860	$(898,241)
Net realized gain (loss) on investments	4,168,517	448,266	576	117	11	(11,041,745)	16,949,763
Net change in unrealized appreciation
(depreciation) on investments	20,470,956	2,887,315	24,571	8,328	5,396	11,231,246	8,486,025
Net change in net assets
from operations	23,570,914	3,709,697	20,736	7,515	4,878	427,361	24,537,547

Contract transactions[1]
Purchase payments	19,125,730	2,467,631	316,265	267,990	89,147	437,563	20,518,332
Surrenders and terminations	(3,750,837)	(836,042)	(3,696)	—	—	(715,826)	(8,567,620)
Transfers between Investment Divisions	19,611,992	805,906	829,126	402,283	878,710	(26,845,458)	8,561,100
Contract owner charges	(1,017,034)	(215,902)	(2,631)	(529)	(247)	(78,757)	(1,800,593)
Net change in net assets
from contract transaction	33,969,851	2,221,593	1,139,064	669,744	967,610	(27,202,478)	18,711,219

Net change in net assets	57,540,765	5,931,290	1,159,800	677,259	972,488	(26,775,117)	43,248,766

Net assets beginning of year	62,958,688	16,273,316	—	—	—	26,775,117	161,715,617

Net assets end of year	$120,499,453	$22,204,606	$1,159,800	$677,259	$972,488	$—	$204,964,383

[1]Contract unit transactions
Units outstanding at beginning of year	2,739,944	926,602	—	—	—	1,873,560	5,404,664
Units issued	2,318,947	420,664	116,270	63,928	91,146	92,588	1,567,658
Units redeemed	(1,057,157)	(310,823)	(2,392)	(636)	(30)	(1,966,148)	(985,298)
Units outstanding at end of year	4,001,734	1,036,443	113,878	63,292	91,116	—	5,987,024
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$64,741,017	$8,909,778	$1,163,350	$676,531	$967,917	$1,717,589	$64,225,602
Proceeds from sales	$29,962,418	$6,314,068	$28,697	$7,716	$836	$28,682,206	$33,507,518

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

39

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC Small Cap Index Fund - Class A	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/MMRS Conservative Fund - Class A
Operations
Net investment income (loss)	$(331,375)	$(266,047)	$(832,765)	$227,307	$69,247	$(188,069)	$(204,963)
Net realized gain (loss) on investments	24,168,444	(893,961)	9,840,991	849,480	268,001	418,055	152,382
Net change in unrealized appreciation
(depreciation) on investments	61,893,336	(758,375)	6,028,588	(832,510)	147,572	8,113,053	1,834,887
Net change in net assets
from operations	85,730,405	(1,918,383)	15,036,814	244,277	484,820	8,343,039	1,782,306

Contract transactions[1]
Purchase payments	71,949,168	4,864,647	16,028,349	422,023	483,029	4,235,895	675,265
Surrenders and terminations	(22,745,334)	(1,561,382)	(7,110,028)	(907,339)	(350,739)	(4,153,269)	(1,139,493)
Transfers between Investment Divisions	41,864,962	(9,997,047)	6,670,873	(1,478,540)	(88,298)	396,868	(633,839)
Contract owner charges	(5,018,575)	(347,381)	(1,308,361)	(121,228)	(3,369)	(897,956)	(5,262)
Net change in net assets
from contract transaction	86,050,221	(7,041,163)	14,280,833	(2,085,084)	40,623	(418,462)	(1,103,329)

Net change in net assets	171,780,626	(8,959,546)	29,317,647	(1,840,807)	525,443	7,924,577	678,977

Net assets beginning of year	395,432,968	39,456,741	123,369,756	13,656,108	4,477,235	73,926,503	18,984,660

Net assets end of year	$567,213,594	$30,497,195	$152,687,403	$11,815,301	$5,002,678	$81,851,080	$19,663,637

[1]Contract unit transactions
Units outstanding at beginning of year	20,327,563	1,968,335	4,624,711	1,421,219	347,659	3,612,526	1,832,009
Units issued	7,647,524	685,612	1,497,949	153,664	96,278	603,579	282,538
Units redeemed	(3,636,980)	(1,084,258)	(991,414)	(367,043)	(92,288)	(631,639)	(383,986)
Units outstanding at end of year	24,338,107	1,569,689	5,131,246	1,207,840	351,649	3,584,466	1,730,561
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$177,851,033	$13,511,364	$48,164,383	$2,391,225	$1,579,865	$14,020,578	$3,050,498
Proceeds from sales	$83,969,476	$20,668,598	$28,906,928	$3,772,356	$1,336,673	$14,627,109	$4,358,790

See notes to the financial statements.

40

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A	JNL/Morgan Stanley Mid Cap Growth Fund - Class A(a)	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class A
Operations
Net investment income (loss)	$(17,958)	$(87,081)	$(50,152)	$(8,700)	$97,250	$689,233	$215,895
Net realized gain (loss) on investments	81,996	63,926	279,599	(2,533)	(11,646)	227,833	(38,410)
Net change in unrealized appreciation
(depreciation) on investments	262,558	1,138,404	1,008,721	21,337	(58,329)	1,260,033	113,489
Net change in net assets
from operations	326,596	1,115,249	1,238,168	10,104	27,275	2,177,099	290,974

Contract transactions[1]
Purchase payments	857,426	461,291	496,967	26,642	70,365	8,226,508	165,163
Surrenders and terminations	(53,337)	(342,929)	(99,122)	(79,339)	(27,465)	(2,235,992)	(608,304)
Transfers between Investment Divisions	(803,253)	(503,884)	(10,449,442)	(60,400)	21,006	2,478,885	(469,239)
Contract owner charges	(1,365)	(4,262)	(40,800)	(489)	(82)	(484,678)	(5,808)
Net change in net assets
from contract transaction	(529)	(389,784)	(10,092,397)	(113,586)	63,824	7,984,723	(918,188)

Net change in net assets	326,067	725,465	(8,854,229)	(103,482)	91,099	10,161,822	(627,214)

Net assets beginning of year	1,395,031	8,039,121	8,854,229	856,687	490,656	37,706,137	8,029,739

Net assets end of year	$1,721,098	$8,764,586	$—	$753,205	$581,755	$47,867,959	$7,402,525

[1]Contract unit transactions
Units outstanding at beginning of year	141,819	803,638	821,552	87,300	77,674	3,505,394	802,675
Units issued	85,027	113,350	252,362	4,669	31,627	1,887,561	94,725
Units redeemed	(81,310)	(150,891)	(1,073,914)	(16,137)	(21,842)	(1,178,740)	(185,676)
Units outstanding at end of year	145,536	766,097	—	75,832	87,459	4,214,215	711,724
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$903,337	$1,205,894	$2,991,204	$45,967	$302,438	$22,470,074	$1,270,960
Proceeds from sales	$921,823	$1,682,759	$13,133,753	$168,252	$141,365	$13,796,119	$1,973,253

(a)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

41

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
Operations
Net investment income (loss)	$(10,617)	$(818,214)	$102,543	$(7,400)	$(1,158,705)	$1,888,051	$5,340,302
Net realized gain (loss) on investments	33,279	3,387,038	138,156	779	(2,090,762)	(219,772)	418,660
Net change in unrealized appreciation
(depreciation) on investments	322,496	30,476,446	559,359	10,751	4,498,425	(212,606)	1,071,822
Net change in net assets
from operations	345,158	33,045,270	800,058	4,130	1,248,958	1,455,673	6,830,784

Contract transactions[1]
Purchase payments	305,416	6,764,937	4,522,466	1,203,353	7,044,429	11,774,902	11,943,804
Surrenders and terminations	(24,919)	(6,070,225)	(1,155,825)	(60,690)	(5,247,651)	(5,157,575)	(8,204,865)
Transfers between Investment Divisions	694,042	16,176,197	7,966,886	3,638,091	1,551,506	(3,284,649)	(166,427)
Contract owner charges	(80)	(1,287,330)	(120,564)	(4,751)	(844,002)	(824,702)	(1,107,459)
Net change in net assets
from contract transaction	974,459	15,583,579	11,212,963	4,776,003	2,504,282	2,507,976	2,465,053

Net change in net assets	1,319,617	48,628,849	12,013,021	4,780,133	3,753,240	3,963,649	9,295,837

Net assets beginning of year	632,350	93,710,337	11,667,201	—	76,200,751	90,103,383	111,260,826

Net assets end of year	$1,951,967	$142,339,186	$23,680,222	$4,780,133	$79,953,991	$94,067,032	$120,556,663

[1]Contract unit transactions
Units outstanding at beginning of year	76,155	5,015,462	1,050,581	—	5,655,996	7,987,957	5,457,214
Units issued	120,814	1,586,096	1,278,988	509,603	1,262,754	2,557,492	1,453,944
Units redeemed	(28,854)	(936,854)	(300,997)	(33,321)	(1,094,070)	(2,330,697)	(1,384,847)
Units outstanding at end of year	168,115	5,664,704	2,028,572	476,282	5,824,680	8,214,752	5,526,311
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,264,373	$36,841,615	$15,072,414	$5,110,200	$17,345,431	$32,341,352	$38,189,860
Proceeds from sales	$300,531	$22,076,249	$3,706,460	$341,597	$15,999,854	$27,945,325	$30,384,505

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

42

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Value Equity Fund - Class A	JNL/Red Rocks Listed Private Equity Fund - Class A(a)	JNL/S&P 4 Fund - Class A
Operations
Net investment income (loss)	$28,438	$(296,515)	$(666,567)	$253,044	$(23,571)	$710,078	$(7,104,864)
Net realized gain (loss) on investments	(9,010)	2,262,670	2,930,681	3,917	671,469	867,903	11,474,404
Net change in unrealized appreciation
(depreciation) on investments	5,780	1,738,452	6,265,397	412,185	1,073,165	3,979,132	59,105,791
Net change in net assets
from operations	25,208	3,704,607	8,529,511	669,146	1,721,063	5,557,113	63,475,331

Contract transactions[1]
Purchase payments	125,517	4,697,811	7,646,684	5,179,923	2,349,077	701,107	38,418,146
Surrenders and terminations	(101,087)	(1,779,292)	(2,040,446)	(990,280)	(651,470)	(1,165,074)	(22,755,832)
Transfers between Investment Divisions	65,052	(3,198,228)	3,400,239	1,161,243	143,528	(29,080,936)	(42,382,057)
Contract owner charges	(981)	(401,543)	(698,693)	(191,984)	(148,527)	(112,464)	(5,299,647)
Net change in net assets
from contract transaction	88,501	(681,252)	8,307,784	5,158,902	1,692,608	(29,657,367)	(32,019,390)

Net change in net assets	113,709	3,023,355	16,837,295	5,828,048	3,413,671	(24,100,254)	31,455,941

Net assets beginning of year	861,105	34,770,195	50,725,304	19,419,776	11,881,244	24,100,254	480,088,083

Net assets end of year	$974,814	$37,793,550	$67,562,599	$25,247,824	$15,294,915	$—	$511,544,024

[1]Contract unit transactions
Units outstanding at beginning of year	83,326	1,838,699	2,659,119	1,192,467	412,756	1,547,126	23,594,719
Units issued	32,507	842,857	1,324,758	723,592	170,894	132,031	3,897,696
Units redeemed	(23,943)	(880,436)	(917,407)	(415,458)	(122,717)	(1,679,157)	(5,413,161)
Units outstanding at end of year	91,890	1,801,120	3,066,470	1,500,601	460,933	—	22,079,254
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$377,505	$17,808,379	$27,248,597	$12,558,224	$5,629,479	$3,457,694	$82,151,430
Proceeds from sales	$260,566	$17,500,072	$19,170,546	$7,146,278	$3,960,442	$32,194,438	$121,275,684

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

43

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P International 5 Fund - Class A	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Growth Fund - Class A
Operations
Net investment income (loss)	$(107,970)	$3,748,312	$296,581	$655,119	$(2,235,286)	$(2,039,585)	$(5,747,300)
Net realized gain (loss) on investments	(1,248,649)	23,388,582	87,727	(1,071,256)	5,203,585	3,246,701	14,736,041
Net change in unrealized appreciation
(depreciation) on investments	10,844,357	1,601,687	402,298	9,524,221	24,783,675	5,545,430	56,705,887
Net change in net assets
from operations	9,487,738	28,738,581	786,606	9,108,084	27,751,974	6,752,546	65,694,628

Contract transactions[1]
Purchase payments	2,797,778	22,453,140	809,703	2,865,956	10,436,763	4,019,755	19,842,120
Surrenders and terminations	(2,223,848)	(15,660,683)	(124,715)	(4,321,782)	(6,714,674)	(14,786,820)	(23,198,117)
Transfers between Investment Divisions	(21,480,738)	(48,522,830)	548,513	(4,651,090)	(2,529,492)	(2,824,134)	(8,124,665)
Contract owner charges	(642,466)	(3,305,709)	(1,595)	(604,317)	(1,642,685)	(1,579,067)	(4,406,374)
Net change in net assets
from contract transaction	(21,549,274)	(45,036,082)	1,231,906	(6,711,233)	(450,088)	(15,170,266)	(15,887,036)

Net change in net assets	(12,061,536)	(16,297,501)	2,018,512	2,396,851	27,301,886	(8,417,720)	49,807,592

Net assets beginning of year	68,525,695	307,479,200	1,893,476	56,749,482	130,472,402	135,239,549	347,471,873

Net assets end of year	$56,464,159	$291,181,699	$3,911,988	$59,146,333	$157,774,288	$126,821,829	$397,279,465

[1]Contract unit transactions
Units outstanding at beginning of year	3,176,052	14,926,457	193,512	2,913,310	6,298,369	10,004,466	16,703,379
Units issued	483,174	2,818,897	205,284	368,154	1,052,518	1,100,273	1,718,938
Units redeemed	(1,448,442)	(4,981,103)	(95,241)	(695,545)	(1,101,208)	(2,209,970)	(2,450,366)
Units outstanding at end of year	2,210,784	12,764,251	303,555	2,585,919	6,249,679	8,894,769	15,971,951
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$11,985,619	$85,368,762	$2,650,856	$9,109,139	$24,584,396	$15,284,889	$39,831,217
Proceeds from sales	$33,211,868	$109,302,475	$1,122,369	$15,165,253	$27,269,770	$32,494,739	$61,465,553

See notes to the financial statements.

44

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Total Yield Fund - Class A	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A
Operations
Net investment income (loss)	$(4,398,074)	$(6,998,052)	$111,555	$260,895	$(9,984)	$(187,868)	$(5,014,913)
Net realized gain (loss) on investments	9,065,903	18,701,517	468,246	791,006	50,441	1,368,618	33,198,219
Net change in unrealized appreciation
(depreciation) on investments	21,644,228	49,866,642	1,439,023	2,426,309	(10,574)	6,663,888	64,101,517
Net change in net assets
from operations	26,312,057	61,570,107	2,018,824	3,478,210	29,883	7,844,638	92,284,823

Contract transactions[1]
Purchase payments	13,649,803	19,319,917	3,209,022	3,087,813	276,449	25,371,934	43,739,967
Surrenders and terminations	(24,648,893)	(30,928,093)	(456,058)	(1,588,262)	(223,381)	(2,422,874)	(20,151,682)
Transfers between Investment Divisions	(6,816,917)	(16,891,442)	(1,500,830)	(6,545,420)	(188,467)	42,488,506	58,858,298
Contract owner charges	(3,524,134)	(5,464,855)	(206,295)	(434,772)	(1,568)	(200,618)	(3,667,502)
Net change in net assets
from contract transaction	(21,340,141)	(33,964,473)	1,045,839	(5,480,641)	(136,967)	65,236,948	78,779,081

Net change in net assets	4,971,916	27,605,634	3,064,663	(2,002,431)	(107,084)	73,081,586	171,063,904

Net assets beginning of year	286,629,693	446,162,788	18,664,128	40,780,286	4,547,654	39,492,970	268,608,893

Net assets end of year	$291,601,609	$473,768,422	$21,728,791	$38,777,855	$4,440,570	$112,574,556	$439,672,797

[1]Contract unit transactions
Units outstanding at beginning of year	18,847,368	22,939,572	1,611,967	2,174,689	467,251	3,078,755	5,040,782
Units issued	2,013,911	2,570,238	596,253	403,464	72,108	5,352,313	2,202,430
Units redeemed	(3,391,321)	(4,286,927)	(511,093)	(693,442)	(86,217)	(647,027)	(1,021,220)
Units outstanding at end of year	17,469,958	21,222,883	1,697,127	1,884,711	453,142	7,784,041	6,221,992
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$32,447,219	$53,978,749	$7,467,231	$9,614,609	$771,271	$75,505,371	$163,350,086
Proceeds from sales	$58,185,434	$94,941,274	$6,309,836	$13,828,331	$888,817	$9,793,650	$69,751,001

See notes to the financial statements.

45

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/The Boston Company Equity Income Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A(a)
Operations
Net investment income (loss)	$(3,793,560)	$20,534	$118,080	$74,169	$(4,568)	$123,060	$(8,095)
Net realized gain (loss) on investments	20,851,595	(174,777)	8,255,595	665,718	30,394	(3,758)	4,241
Net change in unrealized appreciation
(depreciation) on investments	32,455,081	(32,425)	13,614,888	1,321,409	218,112	228,550	102,405
Net change in net assets
from operations	49,513,116	(186,668)	21,988,563	2,061,296	243,938	347,852	98,551

Contract transactions[1]
Purchase payments	26,167,860	9,766,262	14,224,073	1,129,806	228,386	976,017	914,391
Surrenders and terminations	(15,320,074)	(4,290,268)	(8,593,061)	(1,170,182)	(34,907)	(129,984)	(32,926)
Transfers between Investment Divisions	22,430,735	(3,966,794)	9,500,698	(47,142)	(61,423)	(441,502)	4,229,475
Contract owner charges	(2,887,257)	(582,544)	(1,322,626)	(7,268)	(708)	(1,348)	(7,686)
Net change in net assets
from contract transaction	30,391,264	926,656	13,809,084	(94,786)	131,348	403,183	5,103,254

Net change in net assets	79,904,380	739,988	35,797,647	1,966,510	375,286	751,035	5,201,805

Net assets beginning of year	206,573,843	62,319,655	123,667,291	14,422,526	1,403,797	3,051,478	—

Net assets end of year	$286,478,223	$63,059,643	$159,464,938	$16,389,036	$1,779,083	$3,802,513	$5,201,805

[1]Contract unit transactions
Units outstanding at beginning of year	2,450,429	6,081,661	4,741,851	790,070	111,063	643,744	—
Units issued	762,157	2,123,405	1,284,085	128,694	26,530	379,499	511,377
Units redeemed	(459,098)	(2,061,855)	(810,813)	(134,092)	(16,461)	(308,764)	(30,315)
Units outstanding at end of year	2,753,488	6,143,211	5,215,123	784,672	121,132	714,479	481,062
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$86,606,300	$22,931,884	$44,973,277	$2,968,918	$359,878	$2,166,221	$5,421,584
Proceeds from sales	$47,112,771	$21,984,693	$24,979,404	$2,704,052	$233,098	$1,639,979	$326,425

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

46

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Growth Allocation Fund - Class A(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard Moderate Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$(9,377)	$(5,358)	$(1,812)	$(9,530)	$(5,589)	$(6,297)	$(7,049)
Net realized gain (loss) on investments	1,186	486	45	353	123	64	135
Net change in unrealized appreciation
(depreciation) on investments	131,207	5,463	22,922	79,314	83,387	42,048	72,482
Net change in net assets
from operations	123,016	591	21,155	70,137	77,921	35,815	65,568

Contract transactions[1]
Purchase payments	1,350,954	718,996	1,001,912	1,058,996	1,491,988	1,832,645	2,200,875
Surrenders and terminations	(29,434)	(76,057)	(698)	(10,388)	(7,210)	(4,344)	(187)
Transfers between Investment Divisions	3,254,734	1,391,480	579,387	3,969,097	1,868,200	2,599,597	1,555,800
Contract owner charges	(6,743)	(3,484)	(1,774)	(6,537)	(4,085)	(3,420)	(4,762)
Net change in net assets
from contract transaction	4,569,511	2,030,935	1,578,827	5,011,168	3,348,893	4,424,478	3,751,726

Net change in net assets	4,692,527	2,031,526	1,599,982	5,081,305	3,426,814	4,460,293	3,817,294

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$4,692,527	$2,031,526	$1,599,982	$5,081,305	$3,426,814	$4,460,293	$3,817,294

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	450,709	234,400	153,341	489,225	327,513	438,462	369,935
Units redeemed	(8,725)	(31,044)	(265)	(2,877)	(1,180)	(815)	(487)
Units outstanding at end of year	441,984	203,356	153,076	486,348	326,333	437,647	369,448
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,659,692	$2,341,088	$1,581,561	$5,040,957	$3,361,004	$4,432,716	$3,756,693
Proceeds from sales	$99,558	$315,511	$4,546	$39,320	$17,700	$14,535	$12,015

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

47

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(7,051)	$(7,729)	$(11,260)	$4,803	$68,052	$(840,777)	$79,044
Net realized gain (loss) on investments	(383)	5,030	85,470	2,028	13,564,745	—	4,297,782
Net change in unrealized appreciation
(depreciation) on investments	94,239	131,997	366,768	(321)	23,804,714	—	2,208,050
Net change in net assets
from operations	86,805	129,298	440,978	6,510	37,437,511	(840,777)	6,584,876

Contract transactions[1]
Purchase payments	1,143,938	2,355,014	345,726	6,977	55,803,215	50,154,110	4,081,648
Surrenders and terminations	(2,790)	(2,643)	(38,900)	(23,475)	(22,122,750)	(11,364,968)	(3,065,332)
Transfers between Investment Divisions	2,577,810	2,357,879	340,844	205,013	11,857,105	(46,799,933)	(999,167)
Contract owner charges	(4,797)	(3,956)	(146)	(1,045)	(3,606,172)	(638,600)	(549,825)
Net change in net assets
from contract transaction	3,714,161	4,706,294	647,524	187,470	41,931,398	(8,649,391)	(532,676)

Net change in net assets	3,800,966	4,835,592	1,088,502	193,980	79,368,909	(9,490,168)	6,052,200

Net assets beginning of year	—	—	1,160,419	155,497	319,121,207	76,888,671	49,469,633

Net assets end of year	$3,800,966	$4,835,592	$2,248,921	$349,477	$398,490,116	$67,398,503	$55,521,833

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	108,533	16,247	7,472,641	6,478,658	1,501,650
Units issued	375,604	476,838	95,672	29,819	2,104,029	6,883,993	319,486
Units redeemed	(21,390)	(24,749)	(42,849)	(11,183)	(1,209,762)	(7,639,072)	(339,593)
Units outstanding at end of year	354,214	452,089	161,356	34,883	8,366,908	5,723,579	1,481,543
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$3,935,509	$4,966,846	$1,211,271	$304,588	$108,821,582	$82,423,863	$14,931,161
Proceeds from sales	$228,400	$268,282	$573,426	$112,315	$58,712,271	$91,914,031	$12,479,288

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

48

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund
Operations
Net investment income (loss)	$(262,325)	$(122,710)	$(56,419)	$(54,283)	$(202,089)	$(38,093)	$(124,671)
Net realized gain (loss)	(256,902)	(38,144)	(63,197)	(22,981)	(11,660)	(27,515)	(50,209)
Net change in unrealized appreciation
(depreciation) on investments	291,905	525,271	445,328	260,005	1,359,106	182,630	961,540
Net increase (decrease) in net assets
from operations	(227,322)	364,417	325,712	182,741	1,145,357	117,022	786,660

Contract transactions[1]
Purchase payments	1,380,702	2,850,315	617,620	328,421	1,502,215	354,111	1,152,034
Surrenders and terminations	(1,087,304)	(1,154,102)	(139,589)	(558,151)	(369,402)	(111,651)	(192,026)
Transfers between Investment Divisions	(1,699,717)	(453,890)	(62,239)	(742,304)	3,726,891	(358,518)	(662,033)
Contract owner charges	(6,360)	(5,241)	(1,109)	(1,303)	(11,574)	(492)	(4,178)
Net increase (decrease) in net assets
from contract transaction	(1,412,679)	1,237,082	414,683	(973,337)	4,848,130	(116,550)	293,797

Net increase (decrease) in net assets	(1,640,001)	1,601,499	740,395	(790,596)	5,993,487	472	1,080,457

Net assets beginning of period	25,072,467	10,739,462	5,301,233	5,593,817	17,411,809	3,609,428	11,982,384

Net assets end of period	$23,432,466	$12,340,961	$6,041,628	$4,803,221	$23,405,296	$3,609,900	$13,062,841

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,446,008	1,026,052	403,542	588,732	1,581,862	388,972	981,951
Units Issued	369,906	357,844	97,280	52,862	554,015	51,496	181,644
Units Redeemed	(507,728)	(243,223)	(65,033)	(153,220)	(111,808)	(64,456)	(153,888)
Units Outstanding at end of period	2,308,186	1,140,673	435,789	488,374	2,024,069	376,012	1,009,707
See notes to the financial statements.

49

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund
Operations
Net investment income (loss)	$(339,147)	$(513,940)	$(4,436)	$22,477	$46,558	$67,243	$(58,872)
Net realized gain (loss)	(46,075)	(89,158)	(66,796)	207,981	632,025	840,254	(15,203)
Net change in unrealized appreciation
(depreciation) on investments	1,732,300	2,926,882	99,729	159,288	212,228	262,342	75,382
Net increase (decrease) in net assets
from operations	1,347,078	2,323,784	28,497	389,746	890,811	1,169,839	1,307

Contract transactions[1]
Purchase payments	4,785,470	4,972,245	41,896	3,207,080	3,876,363	5,809,929	1,914,598
Surrenders and terminations	(1,345,247)	(2,598,269)	(14,805)	(465,732)	(378,610)	(509,141)	(212,157)
Transfers between Investment Divisions	(1,639,199)	(3,842,928)	(237,106)	2,399,197	601,264	(146,654)	(424,780)
Contract owner charges	(14,653)	(37,723)	(54)	(3,034)	(2,593)	(7,406)	(2,931)
Net increase (decrease) in net assets
from contract transaction	1,786,371	(1,506,675)	(210,069)	5,137,511	4,096,424	5,146,728	1,274,730

Net increase (decrease) in net assets	3,133,449	817,109	(181,572)	5,527,257	4,987,235	6,316,567	1,276,037

Net assets beginning of period	30,299,882	47,720,471	622,026	6,361,678	9,705,437	15,584,892	5,205,752

Net assets end of period	$33,433,331	$48,537,580	$440,454	$11,888,935	$14,692,672	$21,901,459	$6,481,789

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,611,860	4,112,335	74,231	571,666	767,246	1,293,448	445,359
Units Issued	477,872	542,368	15,555	543,546	520,567	725,045	238,898
Units Redeemed	(322,202)	(658,550)	(42,591)	(91,307)	(207,685)	(302,458)	(126,619)
Units Outstanding at end of period	2,767,530	3,996,153	47,195	1,023,905	1,080,128	1,716,035	557,638

See notes to the financial statements.

50

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund
Operations
Net investment income (loss)	$(157,863)	$(18,480)	$60,299	$(19,500)	$292,577	$78,118	$77,620
Net realized gain (loss)	161,671	(188,999)	(72,169)	7,494	120,478	(9,209)	(24,725)
Net change in unrealized appreciation
(depreciation) on investments	1,277,415	333,782	69,353	564,030	(500,999)	31,838	94,098
Net increase (decrease) in net assets
from operations	1,281,223	126,303	57,483	552,024	(87,944)	100,747	146,993

Contract transactions[1]
Purchase payments	2,691,738	175,724	230,726	253,226	19,781,754	769,194	554,027
Surrenders and terminations	(392,610)	(56,757)	(141,443)	(126,524)	(2,049,408)	(49,903)	(116,432)
Transfers between Investment Divisions	32,578	310,835	(272,866)	97,849	15,668,258	55,708	76,004
Contract owner charges	(2,807)	(180)	(330)	(2,525)	(391,574)	(203)	(233)
Net increase (decrease) in net assets
from contract transaction	2,328,899	429,622	(183,913)	222,026	33,009,030	774,796	513,366

Net increase (decrease) in net assets	3,610,122	555,925	(126,430)	774,050	32,921,086	875,543	660,359

Net assets beginning of period	14,176,311	1,416,691	3,620,314	2,123,884	28,617,910	1,374,225	2,756,329

Net assets end of period	$17,786,433	$1,972,616	$3,493,884	$2,897,934	$61,538,996	$2,249,768	$3,416,688

[1]Contract Unit Transactions
Units Outstanding at beginning of period	928,842	149,030	369,214	155,964	2,721,118	138,954	215,653
Units Issued	290,601	67,094	84,304	48,137	4,892,157	115,443	88,021
Units Redeemed	(139,774)	(24,841)	(103,133)	(34,554)	(1,798,375)	(38,841)	(51,676)
Units Outstanding at end of period	1,079,669	191,283	350,385	169,547	5,814,900	215,556	251,998

See notes to the financial statements.

51

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund (a)	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund
Operations
Net investment income (loss)	$181,907	$7,839	$8,246	$10,017	$(4,519)	$(50,079)	$3,198
Net realized gain (loss)	413,760	110,316	(64,638)	(385)	(50,932)	(154,122)	33,087
Net change in unrealized appreciation
(depreciation) on investments	92,096	(342,571)	47,344	(35,874)	87,445	399,571	101,947
Net increase (decrease) in net assets
from operations	687,763	(224,416)	(9,048)	(26,242)	31,994	195,370	138,232

Contract transactions[1]
Purchase payments	774,995	608,356	41,915	69,258	59,744	231,450	1,590,517
Surrenders and terminations	(917,130)	(46,182)	(5,178)	(42,146)	(18,532)	(682,029)	(610,962)
Transfers between Investment Divisions	(1,633,610)	247,129	(796,181)	120,252	(16,318)	(815,821)	5,848,076
Contract owner charges	(3,163)	(583)	(239)	(533)	(692)	(3,146)	(35,262)
Net increase (decrease) in net assets
from contract transaction	(1,778,908)	808,720	(759,683)	146,831	24,202	(1,269,546)	6,792,369

Net increase (decrease) in net assets	(1,091,145)	584,304	(768,731)	120,589	56,196	(1,074,176)	6,930,601

Net assets beginning of period	11,650,678	3,035,813	768,731	736,098	434,460	9,103,915	4,736,600

Net assets end of period	$10,559,533	$3,620,117	$—	$856,687	$490,656	$8,029,739	11,667,201

[1]Contract Unit Transactions
Units Outstanding at beginning of period	993,959	261,624	88,959	73,103	76,245	931,825	441,420
Units Issued	108,609	136,915	7,266	44,773	47,640	129,810	816,333
Units Redeemed	(260,946)	(66,431)	(96,225)	(30,576)	(46,211)	(258,960)	(207,172)
Units Outstanding at end of period	841,622	332,108	—	87,300	77,674	802,675	1,050,581
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

52

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A
Operations
Net investment income (loss)	$70,835	$(204,024)	$(4,055)	$(3,845)	$(9,985)	$(7,989)	$(234,769)
Net realized gain (loss)	(12,158)	515,413	644,313	5,131	90,836	4,994	(389,063)
Net change in unrealized appreciation
(depreciation) on investments	1,604	1,442,541	1,477,057	154,944	486,822	(2,031)	911,316
Net increase (decrease) in net assets
from operations	60,281	1,753,930	2,117,315	156,230	567,673	(5,026)	287,484

Contract transactions[1]
Purchase payments	60,811	15,737,301	838,427	389,320	567,133	345,309	341,680
Surrenders and terminations	(28,440)	(1,224,347)	(824,501)	(13,219)	(107,636)	(75,219)	(906,500)
Transfers between Investment Divisions	254,454	7,258,599	(253,151)	10,375	629,538	116,474	(1,504,537)
Contract owner charges	(222)	(12,666)	(7,717)	(173)	(3,624)	(387)	(179,457)
Net increase (decrease) in net assets
from contract transaction	286,603	21,758,887	(246,942)	386,303	1,085,411	386,177	(2,248,814)

Net increase (decrease) in net assets	346,884	23,512,817	1,870,373	542,533	1,653,084	381,151	(1,961,330)

Net assets beginning of period	514,221	15,980,153	12,552,153	861,264	1,398,394	779,268	17,691,195

Net assets end of period	$861,105	$39,492,970	$14,422,526	$1,403,797	$3,051,478	$1,160,419	$15,729,865

[1]Contract Unit Transactions
Units Outstanding at beginning of period	54,762	1,329,919	806,880	78,828	446,993	72,269	1,049,427
Units Issued	43,931	2,179,446	104,540	52,903	593,487	86,770	117,515
Units Redeemed	(15,367)	(430,610)	(121,350)	(20,668)	(396,736)	(50,506)	(251,953)
Units Outstanding at end of period	83,326	3,078,755	790,070	111,063	643,744	108,533	914,989

See notes to the financial statements.

53

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A
Operations
Net investment income (loss)	$(744,029)	$(1,325,814)	$(1,619,406)	$(1,174,629)	$(1,256,094)	$(1,693,601)	$(3,689)
Net realized gain (loss)	(2,539)	510,587	524,533	(488,591)	(903,453)	(1,103,225)	1,297
Net change in unrealized appreciation
(depreciation) on investments	3,943,980	5,738,622	7,560,487	5,069,135	4,912,718	5,399,613	8,197
Net increase (decrease) in net assets
from operations	3,197,412	4,923,395	6,465,614	3,405,915	2,753,171	2,602,787	5,805

Contract transactions[1]
Purchase payments	4,509,780	7,750,728	12,351,259	4,894,963	1,893,460	4,822,528	140,021
Surrenders and terminations	(2,059,175)	(3,920,531)	(5,854,041)	(3,377,637)	(3,333,308)	(5,073,271)	(10,209)
Transfers between Investment Divisions	(2,666,910)	(315,574)	2,804,895	(3,114,024)	(9,482,701)	(6,404,053)	42,403
Contract owner charges	(659,512)	(1,129,316)	(1,385,661)	(968,888)	(1,035,103)	(1,484,902)	(201)
Net increase (decrease) in net assets
from contract transaction	(875,817)	2,385,307	7,916,452	(2,565,586)	(11,957,652)	(8,139,698)	172,014

Net increase (decrease) in net assets	2,321,595	7,308,702	14,382,066	840,329	(9,204,481)	(5,536,911)	177,819

Net assets beginning of period	48,060,489	84,073,110	99,288,919	76,881,590	84,507,579	111,008,977	469,267

Net assets end of period	$50,382,084	$91,381,812	$113,670,985	$77,721,919	$75,303,098	$105,472,066	$647,086

[1]Contract Unit Transactions
Units Outstanding at beginning of period	4,280,844	6,739,814	8,227,761	4,804,026	5,175,158	6,794,394	49,365
Units Issued	612,811	1,107,206	1,998,542	502,225	196,992	870,803	29,401
Units Redeemed	(684,048)	(925,729)	(1,346,899)	(660,504)	(922,944)	(1,366,864)	(11,087)
Units Outstanding at end of period	4,209,607	6,921,291	8,879,404	4,645,747	4,449,206	6,298,333	67,679

See notes to the financial statements.

54

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL Multi-Manager Mid Cap Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A
Operations
Net investment income (loss)	$(348)	$(1,004,429)	$(325,191)	$(25,872)	$(1,185,109)	$(2,514,742)	$(408,116)
Net realized gain (loss)	5,499	5,922,321	2,757,183	(14,490)	299,953	3,685,630	(207,347)
Net change in unrealized appreciation
(depreciation) on investments	1,725	(2,463,396)	5,909,415	112,845	5,186,429	23,122,135	707,506
Net increase (decrease) in net assets
from operations	6,876	2,454,496	8,341,407	72,483	4,301,273	24,293,023	92,043

Contract transactions[1]
Purchase payments	227,603	2,928,571	2,781,481	565,216	16,543,300	26,675,366	2,701,829
Surrenders and terminations	15	(2,879,610)	(1,898,941)	(53,328)	(2,745,189)	(5,321,715)	(1,365,163)
Transfers between Investment Divisions	130,802	(5,513,891)	(970,111)	(147,752)	8,243,131	21,619,041	368,975
Contract owner charges	(94)	(830,647)	(466,669)	(317)	(920,384)	(2,061,476)	(339,595)
Net increase (decrease) in net assets
from contract transaction	358,326	(6,295,577)	(554,240)	363,819	21,120,858	40,911,216	1,366,046

Net increase (decrease) in net assets	365,202	(3,841,081)	7,787,167	436,302	25,422,131	65,204,239	1,458,089

Net assets beginning of period	—	70,079,382	38,892,744	2,234,158	64,398,326	132,010,723	24,591,815

Net assets end of period	$365,202	$66,238,301	$46,679,911	$2,670,460	$89,820,457	$197,214,962	$26,049,904

[1]Contract Unit Transactions
Units Outstanding at beginning of period	—	1,948,088	2,368,921	225,161	5,453,918	8,426,541	2,479,193
Units Issued	46,678	270,208	444,478	78,420	2,736,759	4,005,948	617,931
Units Redeemed	(12,326)	(456,416)	(486,098)	(41,891)	(999,477)	(1,631,985)	(493,188)
Units Outstanding at end of period	34,352	1,761,880	2,327,301	261,690	7,191,200	10,800,504	2,603,936
(a) Commencement of operations September 19, 2016.

See notes to the financial statements.

55

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/American Funds Global Small Capitalization Fund - A	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A
Operations
Net investment income (loss)	$(434,386)	$(2,782,751)	$(795,421)	$(842,793)	$(626,015)	$453,629	$(1,854,726)
Net realized gain (loss)	52,047	2,906,844	196,103	(278,788)	(914,948)	(387,318)	3,146,359
Net change in unrealized appreciation
(depreciation) on investments	443,126	18,482,229	3,888,279	2,000,153	2,793,534	(1,549,634)	3,089,941
Net increase (decrease) in net assets
from operations	60,787	18,606,322	3,288,961	878,572	1,252,571	(1,483,323)	4,381,574

Contract transactions[1]
Purchase payments	2,877,612	37,752,666	11,780,063	8,010,327	4,308,935	2,079,272	19,822,764
Surrenders and terminations	(1,061,048)	(6,203,474)	(1,203,960)	(2,039,687)	(1,376,138)	(757,273)	(5,736,008)
Transfers between Investment Divisions	(1,145,442)	4,443,528	3,807,970	1,983,790	1,455,156	(127,673)	(11,371,652)
Contract owner charges	(376,941)	(2,237,485)	(650,928)	(665,996)	(522,403)	(18,483)	(1,956,630)
Net increase (decrease) in net assets
from contract transaction	294,181	33,755,235	13,733,145	7,288,434	3,865,550	1,175,843	758,474

Net increase (decrease) in net assets	354,968	52,361,557	17,022,106	8,167,006	5,118,121	(307,480)	5,140,048

Net assets beginning of period	28,735,416	169,248,318	43,553,425	53,202,035	37,689,730	13,833,058	170,802,051

Net assets end of period	$29,090,384	$221,609,875	$60,575,531	$61,369,041	$42,807,851	$13,525,578	$175,942,099

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,277,120	10,413,407	3,497,030	4,759,785	3,676,911	1,215,466	14,720,866
Units Issued	489,901	3,591,492	1,842,188	1,629,029	1,130,445	477,086	2,702,120
Units Redeemed	(468,094)	(1,559,816)	(747,458)	(989,870)	(768,814)	(379,976)	(2,639,450)
Units Outstanding at end of period	2,298,927	12,445,083	4,591,760	5,398,944	4,038,542	1,312,576	14,783,536
See notes to the financial statements.

56

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (a)	JNL/Causeway International Value Select Fund - A
Operations
Net investment income (loss)	$(1,413,224)	$(343,934)	$(17,090)	$699,031	$(326,527)	$53,612	$(106,257)
Net realized gain (loss)	2,801,214	(2,201,745)	59,351	(2,087,762)	1,531,197	3,416,601	(1,176,747)
Net change in unrealized appreciation
(depreciation) on investments	(401,671)	13,293,017	(30,738)	7,118,674	(376,796)	(2,781,524)	741,752
Net increase (decrease) in net assets
from operations	986,319	10,747,338	11,523	5,729,943	827,874	688,689	(541,252)

Contract transactions[1]
Purchase payments	9,578,048	3,522,233	180,969	5,764,844	1,470,906	376,871	2,627,526
Surrenders and terminations	(4,227,119)	(2,481,005)	(31,039)	(1,698,754)	(1,379,807)	(242,058)	(1,496,470)
Transfers between Investment Divisions	39,228,510	3,728,808	(315,834)	4,453,889	(874,582)	(16,705,826)	(922,366)
Contract owner charges	(1,145,509)	(591,470)	(201)	(660,208)	(232,531)	(58,135)	(396,427)
Net increase (decrease) in net assets
from contract transaction	43,433,930	4,178,566	(166,105)	7,859,771	(1,016,014)	(16,629,148)	(187,737)

Net increase (decrease) in net assets	44,420,249	14,925,904	(154,582)	13,589,714	(188,140)	(15,940,459)	(728,989)

Net assets beginning of period	63,322,988	42,216,454	1,854,697	52,588,939	21,514,549	15,940,459	34,217,641

Net assets end of period	$107,743,237	$57,142,358	$1,700,115	$66,178,653	$21,326,409	$—	$33,488,652

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,571,657	6,049,919	179,864	4,197,358	1,623,562	484,927	2,679,218
Units Issued	1,720,557	1,905,035	125,752	1,447,574	261,887	52,826	535,316
Units Redeemed	(637,134)	(1,390,270)	(142,299)	(883,915)	(342,754)	(537,753)	(560,078)
Units Outstanding at end of period	2,655,080	6,564,684	163,317	4,761,017	1,542,695	—	2,654,456
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

57

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Crescent High Income Fund - A (a)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A (b)	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A
Operations
Net investment income (loss)	$(13,490)	$(187,300)	$(946)	$5,304	$115,899	$(399,446)	$(1,259,131)
Net realized gain (loss)	5,875	1,597,863	184	17,551	(2,212,737)	(2,874,241)	1,504,523
Net change in unrealized appreciation
(depreciation) on investments	82,106	4,119,246	(619)	217,194	2,400,185	4,758,025	8,658,954
Net increase (decrease) in net assets
from operations	74,491	5,529,809	(1,381)	240,049	303,347	1,484,338	8,904,346

Contract transactions[1]
Purchase payments	628,769	5,707,778	172,325	1,377,496	224,071	2,881,224	2,734,031
Surrenders and terminations	(22,602)	(2,030,802)	(422)	(7,043)	(245,401)	(4,093,835)	(5,471,616)
Transfers between Investment Divisions	2,372,457	3,568,678	135,031	1,406,803	(11,004,096)	(12,282,666)	(5,223,869)
Contract owner charges	(8,321)	(453,913)	—	(82)	(42,374)	(1,121,241)	(1,006,078)
Net increase (decrease) in net assets
from contract transaction	2,970,303	6,791,741	306,934	2,777,174	(11,067,800)	(14,616,518)	(8,967,532)

Net increase (decrease) in net assets	3,044,794	12,321,550	305,553	3,017,223	(10,764,453)	(13,132,180)	(63,186)

Net assets beginning of period	—	38,575,740	—	590,287	10,764,453	98,689,540	85,001,487

Net assets end of period	$3,044,794	$50,897,290	$305,553	$3,607,510	$—	$85,557,360	$84,938,301

[1]Contract Unit Transactions
Units Outstanding at beginning of period	—	1,522,576	—	53,853	1,538,620	8,127,866	7,726,173
Units Issued	322,365	653,766	38,432	296,811	66,840	1,086,289	520,762
Units Redeemed	(30,900)	(393,892)	(9,104)	(71,039)	(1,605,460)	(2,314,710)	(1,339,544)
Units Outstanding at end of period	291,465	1,782,450	29,328	279,625	—	6,899,445	6,907,391
(a) Commencement of operations April 25, 2016.
(b) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

58

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A
Operations
Net investment income (loss)	$151,734	$(559,747)	$4,692,150	$4,723	$413,432	$605,117	$(140,145)
Net realized gain (loss)	1,476,330	(1,650,067)	(1,096,232)	89,903	3,365,486	(287,497)	(501,796)
Net change in unrealized appreciation
(depreciation) on investments	821,755	3,052,958	13,606,477	(1,001,831)	2,028,475	(95,066)	1,372,515
Net increase (decrease) in net assets
from operations	2,449,819	843,144	17,202,395	(907,205)	5,807,393	222,554	730,574

Contract transactions[1]
Purchase payments	2,050,350	3,466,707	11,125,051	3,530,848	2,314,884	5,537,177	188,565
Surrenders and terminations	(1,751,280)	(2,047,855)	(8,336,674)	(1,210,612)	(2,451,141)	(3,635,603)	(518,834)
Transfers between Investment Divisions	(1,104,045)	(3,352,881)	(3,704,784)	(1,245,136)	(696,444)	618,651	(563,599)
Contract owner charges	(365,872)	(356,838)	(1,617,210)	(363,004)	(566,505)	(722,693)	(107,274)
Net increase (decrease) in net assets
from contract transaction	(1,170,847)	(2,290,867)	(2,533,617)	712,096	(1,399,206)	1,797,532	(1,001,142)

Net increase (decrease) in net assets	1,278,972	(1,447,723)	14,668,778	(195,109)	4,408,187	2,020,086	(270,568)

Net assets beginning of period	28,794,910	42,800,015	141,626,365	31,890,312	43,429,825	60,731,682	9,817,111

Net assets end of period	$30,073,882	$41,352,292	$156,295,143	$31,695,203	$47,838,012	$62,751,768	$9,546,543

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,893,589	3,870,743	11,092,515	3,175,754	3,826,464	2,456,243	896,423
Units Issued	566,501	798,981	1,796,934	974,305	548,715	703,386	94,904
Units Redeemed	(691,520)	(1,018,038)	(2,011,875)	(914,844)	(679,086)	(647,758)	(182,833)
Units Outstanding at end of period	2,768,570	3,651,686	10,877,574	3,235,215	3,696,093	2,511,871	808,494

See notes to the financial statements.

59

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)
Operations
Net investment income (loss)	$(1,013,580)	$(441,521)	$169	$(170,771)	$426,067	$193,110	$(221,173)
Net realized gain (loss)	(3,397,162)	2,553,110	(13,818)	583,389	1,468,005	1,211,572	(4,448,574)
Net change in unrealized appreciation
(depreciation) on investments	11,558,358	26,287	107,600	(1,886,686)	(1,624,106)	(2,934,087)	2,123,023
Net increase (decrease) in net assets
from operations	7,147,616	2,137,876	93,951	(1,474,068)	269,966	(1,529,405)	(2,546,724)

Contract transactions[1]
Purchase payments	5,086,241	2,154,683	88,902	1,713,669	7,970,333	7,903,646	1,454,292
Surrenders and terminations	(3,034,915)	(1,500,361)	(3,821)	(1,630,173)	(3,213,377)	(2,048,019)	(601,006)
Transfers between Investment Divisions	(332,986)	(7,189,489)	106,929	7,368,129	2,115,246	4,567,404	(48,113,138)
Contract owner charges	(839,723)	(451,495)	(47)	(428,152)	(865,006)	(606,080)	(180,373)
Net increase (decrease) in net assets
from contract transaction	878,617	(6,986,662)	191,963	7,023,473	6,007,196	9,816,951	(47,440,225)

Net increase (decrease) in net assets	8,026,233	(4,848,786)	285,914	5,549,405	6,277,162	8,287,546	(49,986,949)

Net assets beginning of period	65,900,270	37,637,011	883,304	28,450,266	72,202,743	49,732,034	49,986,949

Net assets end of period	$73,926,503	$32,788,225	$1,169,218	$33,999,671	$78,479,905	$58,019,580	$—

[1]Contract Unit Transactions
Units Outstanding at beginning of period	3,607,706	2,936,259	100,360	3,886,776	4,443,953	2,573,952	2,624,089
Units Issued	965,175	646,847	39,011	2,350,138	1,315,173	1,038,360	223,077
Units Redeemed	(960,355)	(1,180,868)	(19,990)	(1,361,546)	(983,703)	(536,600)	(2,847,166)
Units Outstanding at end of period	3,612,526	2,402,238	119,381	4,875,368	4,775,423	3,075,712	—
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

60

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A
Operations
Net investment income (loss)	$(292,837)	$(1,170,496)	$(981,590)	$156,447	$214,856	$(609,144)	$(354,699)
Net realized gain (loss)	1,123,147	2,105,014	4,025,433	(52,273)	(1,257,389)	1,463,639	(57,290)
Net change in unrealized appreciation
(depreciation) on investments	2,668,379	7,123,225	(3,763,701)	(353,643)	5,458,851	3,202,511	366,681
Net increase (decrease) in net assets
from operations	3,498,689	8,057,743	(719,858)	(249,469)	4,416,318	4,057,006	(45,308)

Contract transactions[1]
Purchase payments	2,334,459	9,396,142	7,111,972	14,569,229	687,733	1,406,965	11,750,816
Surrenders and terminations	(1,171,875)	(3,074,146)	(3,018,735)	(5,112,126)	(1,412,815)	(2,439,415)	(3,489,588)
Transfers between Investment Divisions	(250,225)	521,120	(8,167,118)	255,526	(758,481)	587,934	2,099,525
Contract owner charges	(304,478)	(900,043)	(680,682)	(630,808)	(293,778)	(493,583)	(505,268)
Net increase (decrease) in net assets
from contract transaction	607,881	5,943,073	(4,754,563)	9,081,821	(1,777,341)	(938,099)	9,855,485

Net increase (decrease) in net assets	4,106,570	14,000,816	(5,474,421)	8,832,352	2,638,977	3,118,907	9,810,177

Net assets beginning of period	24,975,776	77,052,024	73,188,957	48,574,758	25,690,202	39,426,431	48,479,388

Net assets end of period	$29,082,346	$91,052,840	$67,714,536	$57,407,110	$28,329,179	$42,545,338	$58,289,565

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,037,576	3,131,006	1,850,261	2,424,389	2,548,804	3,199,402	3,477,512
Units Issued	222,464	949,843	475,290	2,477,403	336,772	729,418	1,516,958
Units Redeemed	(199,840)	(726,013)	(610,886)	(2,089,194)	(504,767)	(802,183)	(868,895)
Units Outstanding at end of period	1,060,200	3,354,836	1,714,665	2,812,598	2,380,809	3,126,637	4,125,575

See notes to the financial statements.

61

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A
Operations
Net investment income (loss)	$158,691	$481,063	$(1,146,777)	$(907,975)	$88,374	$(1,660,318)	$(4,547,511)
Net realized gain (loss)	(1,246,929)	(1,981,120)	1,152,606	(1,162,443)	254,540	1,125,670	8,464,934
Net change in unrealized appreciation
(depreciation) on investments	3,466,445	302,206	7,270,613	1,743,037	860,559	22,498,087	28,018,264
Net increase (decrease) in net assets
from operations	2,378,207	(1,197,851)	7,276,442	(327,381)	1,203,473	21,963,439	31,935,687

Contract transactions[1]
Purchase payments	5,444,206	2,813,545	3,790,968	7,840,243	1,848,081	18,164,742	47,417,670
Surrenders and terminations	(1,129,159)	(1,030,794)	(2,874,118)	(3,715,547)	(742,631)	(5,050,610)	(13,677,172)
Transfers between Investment Divisions	7,953,626	(5,949,798)	3,124,383	2,342,702	(2,834,773)	15,658,687	27,106,309
Contract owner charges	(472,174)	(321,148)	(871,815)	(802,854)	(187,798)	(1,355,945)	(3,746,234)
Net increase (decrease) in net assets
from contract transaction	11,796,499	(4,488,195)	3,169,418	5,664,544	(1,917,121)	27,416,874	57,100,573

Net increase (decrease) in net assets	14,174,706	(5,686,046)	10,445,860	5,337,163	(713,648)	49,380,313	89,036,260

Net assets beginning of period	30,412,177	31,682,759	71,785,206	73,404,755	16,986,964	112,335,304	306,396,708

Net assets end of period	$44,586,883	$25,996,713	$82,231,066	$78,741,918	$16,273,316	$161,715,617	$395,432,968

[1]Contract Unit Transactions
Units Outstanding at beginning of period	3,889,159	2,279,106	5,653,944	4,422,174	1,046,174	4,453,650	17,303,989
Units Issued	2,463,213	622,089	1,175,743	1,365,335	300,766	1,885,435	6,972,567
Units Redeemed	(1,099,305)	(972,799)	(961,702)	(1,026,016)	(420,338)	(934,421)	(3,948,993)
Units Outstanding at end of period	5,253,067	1,928,396	5,867,985	4,761,493	926,602	5,404,664	20,327,563

See notes to the financial statements.

62

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A
Operations
Net investment income (loss)	$(969,568)	$37,467	$(202,018)	$(13,940)	$(86,767)	$(155,916)	$549,978
Net realized gain (loss)	277,534	219,566	(96,565)	(7,352)	(54,875)	(460,032)	(46,952)
Net change in unrealized appreciation
(depreciation) on investments	23,136,678	262,042	818,964	46,117	314,795	(335,624)	730,963
Net increase (decrease) in net assets
from operations	22,444,644	519,075	520,381	24,825	173,153	(951,572)	1,233,989

Contract transactions[1]
Purchase payments	11,639,695	1,133,571	1,352,230	316,008	975,842	2,105,840	4,023,065
Surrenders and terminations	(4,721,185)	(244,130)	(961,575)	(53,653)	(331,101)	(302,260)	(1,728,885)
Transfers between Investment Divisions	6,722,572	40,601	(1,126,161)	(122,758)	(577,718)	(2,662,151)	1,200,615
Contract owner charges	(1,003,498)	(2,866)	(4,225)	(373)	(5,248)	(131,530)	(404,356)
Net increase (decrease) in net assets
from contract transaction	12,637,584	927,176	(739,731)	139,224	61,775	(990,101)	3,090,439

Net increase (decrease) in net assets	35,082,228	1,446,251	(219,350)	164,049	234,928	(1,941,673)	4,324,428

Net assets beginning of period	88,287,528	3,030,984	19,204,010	1,230,982	7,804,193	10,795,902	33,381,709

Net assets end of period	$123,369,756	$4,477,235	$18,984,660	$1,395,031	$8,039,121	$8,854,229	$37,706,137

[1]Contract Unit Transactions
Units Outstanding at beginning of period	4,112,438	272,053	1,907,201	127,212	796,060	909,129	3,237,202
Units Issued	1,372,532	233,544	223,564	41,828	127,917	315,712	1,192,169
Units Redeemed	(860,259)	(157,938)	(298,756)	(27,221)	(120,339)	(403,289)	(923,977)
Units Outstanding at end of period	4,624,711	347,659	1,832,009	141,819	803,638	821,552	3,505,394
See notes to the financial statements.

63

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A
Operations
Net investment income (loss)	$(5,452)	$(803,151)	$3,335,621	$(2,520,670)	$2,394,582	$(1,277,475)	$(196,251)
Net realized gain (loss)	445	2,809,175	(2,599,504)	(1,496,243)	(693,454)	(2,550,429)	1,642,982
Net change in unrealized appreciation
(depreciation) on investments	(4,525)	(3,129,779)	1,983,990	6,636,328	4,140,679	17,947,603	4,465,942
Net increase (decrease) in net assets
from operations	(9,532)	(1,123,755)	2,720,107	2,619,415	5,841,807	14,119,699	5,912,673

Contract transactions[1]
Purchase payments	245,830	4,825,476	4,350,671	21,364,709	9,154,565	8,849,912	4,114,781
Surrenders and terminations	(9,616)	(4,214,132)	(4,378,814)	(15,367,680)	(4,015,313)	(6,168,644)	(1,025,130)
Transfers between Investment Divisions	62,455	11,929,921	(1,479,348)	(7,910,269)	3,660,967	6,465,448	7,530,429
Contract owner charges	(31)	(1,048,526)	(862,288)	(2,550,877)	(703,089)	(970,566)	(276,191)
Net increase (decrease) in net assets
from contract transaction	298,638	11,492,739	(2,369,779)	(4,464,117)	8,097,130	8,176,150	10,343,889

Net increase (decrease) in net assets	289,106	10,368,984	350,328	(1,844,702)	13,938,937	22,295,849	16,256,562

Net assets beginning of period	343,244	83,341,353	75,850,423	224,765,707	76,164,446	88,964,977	18,513,633

Net assets end of period	$632,350	$93,710,337	$76,200,751	$222,921,005	$90,103,383	$111,260,826	$34,770,195

[1]Contract Unit Transactions
Units Outstanding at beginning of period	40,715	4,415,328	5,852,518	11,614,468	7,290,143	5,028,852	1,229,809
Units Issued	40,823	1,914,668	1,086,553	2,200,913	2,321,787	1,776,773	961,898
Units Redeemed	(5,383)	(1,314,534)	(1,283,075)	(2,498,914)	(1,623,973)	(1,348,411)	(353,008)
Units Outstanding at end of period	76,155	5,015,462	5,655,996	11,316,467	7,987,957	5,457,214	1,838,699

See notes to the financial statements.

64

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (a)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A
Operations
Net investment income (loss)	$(520,179)	$315,497	$48,543	$731,664	$(6,430,175)	$(306,894)	$2,551,645
Net realized gain (loss)	366,261	76,784	238,013	1,755,501	285,783	4,581,374	13,866,780
Net change in unrealized appreciation
(depreciation) on investments	9,677,661	(226,778)	1,480,669	(952,761)	42,181,635	(1,791,853)	17,923,759
Net increase (decrease) in net assets
from operations	9,523,743	165,503	1,767,225	1,534,404	36,037,243	2,482,627	34,342,184

Contract transactions[1]
Purchase payments	5,895,186	7,077,178	1,113,493	1,132,745	65,459,942	7,591,846	30,677,119
Surrenders and terminations	(1,321,035)	(376,626)	(543,880)	(1,023,066)	(17,255,138)	(2,403,895)	(14,712,681)
Transfers between Investment Divisions	10,025,346	7,928,354	1,141,825	(2,770,596)	(8,671,239)	(1,979,813)	71,964,647
Contract owner charges	(456,834)	(91,869)	(102,880)	(155,753)	(4,960,690)	(743,610)	(2,971,538)
Net increase (decrease) in net assets
from contract transaction	14,142,663	14,537,037	1,608,558	(2,816,670)	34,572,875	2,464,528	84,957,547

Net increase (decrease) in net assets	23,666,406	14,702,540	3,375,783	(1,282,266)	70,610,118	4,947,155	119,299,731

Net assets beginning of period	27,058,898	4,717,236	8,505,461	25,382,520	409,477,965	63,578,540	188,179,469

Net assets end of period	$50,725,304	$19,419,776	$11,881,244	$24,100,254	$480,088,083	$68,525,695	$307,479,200

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,825,216	306,072	363,050	1,743,376	21,910,109	3,071,895	10,616,582
Units Issued	1,379,830	1,321,089	129,541	211,640	6,474,995	1,224,359	6,693,620
Units Redeemed	(545,927)	(434,694)	(79,835)	(407,890)	(4,790,385)	(1,120,202)	(2,383,745)
Units Outstanding at end of period	2,659,119	1,192,467	412,756	1,547,126	23,594,719	3,176,052	14,926,457
(a) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016 and the acquired fund in JNL Series Trust for the period after April 24, 2016.

See notes to the financial statements.

65

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A
Operations
Net investment income (loss)	$48,807	$658,577	$(2,038,063)	$(2,190,612)	$(5,210,711)	$(4,335,414)	$(6,691,313)
Net realized gain (loss)	(36,170)	(4,235,577)	3,058,241	1,714,360	8,484,786	4,134,475	8,601,816
Net change in unrealized appreciation
(depreciation) on investments	104,751	5,584,939	4,396,072	5,162,401	11,192,436	11,277,694	15,276,844
Net increase (decrease) in net assets
from operations	117,388	2,007,939	5,416,250	4,686,149	14,466,511	11,076,755	17,187,347

Contract transactions[1]
Purchase payments	264,142	5,333,962	7,864,607	5,658,727	24,313,392	20,822,690	27,343,937
Surrenders and terminations	(46,418)	(2,010,708)	(7,033,572)	(13,512,646)	(18,092,646)	(15,534,254)	(23,429,743)
Transfers between Investment Divisions	(179,085)	(7,681,416)	(9,652,521)	(1,997,085)	(8,955,755)	(7,142,759)	(13,118,291)
Contract owner charges	(542)	(665,579)	(1,634,247)	(1,692,211)	(4,196,801)	(3,459,268)	(5,398,836)
Net increase (decrease) in net assets
from contract transaction	38,097	(5,023,741)	(10,455,733)	(11,543,215)	(6,931,810)	(5,313,591)	(14,602,933)

Net increase (decrease) in net assets	155,485	(3,015,802)	(5,039,483)	(6,857,066)	7,534,701	5,763,164	2,584,414

Net assets beginning of period	1,737,991	59,765,284	135,511,885	142,096,615	339,937,172	280,866,529	443,578,374

Net assets end of period	$1,893,476	$56,749,482	$130,472,402	$135,239,549	$347,471,873	$286,629,693	$446,162,788

[1]Contract Unit Transactions
Units Outstanding at beginning of period	190,319	3,188,724	6,881,873	10,875,429	17,079,069	19,230,242	23,737,460
Units Issued	82,820	882,277	1,299,272	1,470,285	2,488,356	2,578,049	3,083,064
Units Redeemed	(79,627)	(1,157,691)	(1,882,776)	(2,341,248)	(2,864,046)	(2,960,923)	(3,880,952)
Units Outstanding at end of period	193,512	2,913,310	6,298,369	10,004,466	16,703,379	18,847,368	22,939,572

See notes to the financial statements.

66

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A
Operations
Net investment income (loss)	$22,036	$151,312	$(11,031)	$(3,892,280)	$(3,077,944)	$(105,528)	$375,980
Net realized gain (loss)	(134,767)	(965,689)	17,292	6,479,006	5,104,959	(159,214)	9,101,814
Net change in unrealized appreciation
(depreciation) on investments	2,510,883	4,257,175	124,558	(1,413,502)	6,832,032	206,254	807,423
Net increase (decrease) in net assets
from operations	2,398,152	3,442,798	130,819	1,173,224	8,859,047	(58,488)	10,285,217

Contract transactions[1]
Purchase payments	4,213,842	3,577,388	847,301	35,785,826	22,683,481	10,148,845	16,643,886
Surrenders and terminations	(309,884)	(1,274,565)	(157,161)	(14,296,448)	(12,092,560)	(3,779,638)	(7,968,439)
Transfers between Investment Divisions	1,375,115	4,812,405	(4,467)	(10,667,003)	(10,110,253)	(1,645,974)	2,096,948
Contract owner charges	(135,195)	(399,154)	(1,653)	(2,863,155)	(2,481,542)	(625,266)	(1,158,837)
Net increase (decrease) in net assets
from contract transaction	5,143,878	6,716,074	684,020	7,959,220	(2,000,874)	4,097,967	9,613,558

Net increase (decrease) in net assets	7,542,030	10,158,872	814,839	9,132,444	6,858,173	4,039,479	19,898,775

Net assets beginning of period	11,122,098	30,621,414	3,732,815	259,476,449	199,715,670	58,280,176	103,768,516

Net assets end of period	$18,664,128	$40,780,286	$4,547,654	$268,608,893	$206,573,843	$62,319,655	$123,667,291

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,116,827	1,815,561	396,872	4,906,708	2,484,797	5,700,368	4,353,923
Units Issued	822,558	889,393	169,184	1,681,446	594,150	2,730,322	1,361,831
Units Redeemed	(327,418)	(530,265)	(98,805)	(1,547,372)	(628,518)	(2,349,029)	(973,903)
Units Outstanding at end of period	1,611,967	2,174,689	467,251	5,040,782	2,450,429	6,081,661	4,741,851

See notes to the financial statements.

67

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Operations
Net investment income (loss)	$(1,045)	$(132,929)	$(1,171,148)	$(214,890)	$155,508	$(457,986)	$57,000
Net realized gain (loss)	352	9,872,495	1,462	548,710	1,084,034	1,641,102	2,586,603
Net change in unrealized appreciation
(depreciation) on investments	3,183	14,356,814	—	4,901,830	1,189,265	787,015	9,647,104
Net increase (decrease) in net assets
from operations	2,490	24,096,380	(1,169,686)	5,235,650	2,428,807	1,970,131	12,290,707

Contract transactions[1]
Purchase payments	41,568	56,469,683	55,916,355	3,515,479	618,672	9,556,815	7,044,566
Surrenders and terminations	(3,965)	(12,170,825)	(21,949,462)	(2,747,933)	(769,781)	(2,457,370)	(2,615,576)
Transfers between Investment Divisions	81,935	24,581,628	(25,853,323)	(317,746)	301,077	(13,789,441)	12,674,734
Contract owner charges	(29)	(2,778,553)	(846,256)	(521,854)	(162,710)	(614,157)	(662,166)
Net increase (decrease) in net assets
from contract transaction	119,509	66,101,933	7,267,314	(72,054)	(12,742)	(7,304,153)	16,441,558

Net increase (decrease) in net assets	121,999	90,198,313	6,097,628	5,163,596	2,416,065	(5,334,022)	28,732,265

Net assets beginning of period	33,498	228,922,894	70,791,043	44,306,037	11,240,043	60,046,937	52,079,564

Net assets end of period	$155,497	$319,121,207	$76,888,671	$49,469,633	$13,656,108	$54,712,915	$80,811,829

[1]Contract Unit Transactions
Units Outstanding at beginning of period	3,555	5,903,949	5,888,262	1,505,230	1,446,597	2,621,897	4,501,871
Units Issued	18,301	2,589,095	10,933,168	247,344	339,509	828,047	2,766,285
Units Redeemed	(5,609)	(1,020,403)	(10,342,772)	(250,924)	(364,887)	(1,183,586)	(1,584,045)
Units Outstanding at end of period	16,247	7,472,641	6,478,658	1,501,650	1,421,219	2,266,358	5,684,111

See notes to the financial statements.

68

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Operations
Net investment income (loss)	$631,613	$2,023,158	$(260,190)	$446,088	$(130,266)	$(111,623)	$(921,462)
Net realized gain (loss)	14,991,142	6,542,540	6,307,328	(3,483,250)	(1,701,336)	(439,342)	3,777,987
Net change in unrealized appreciation
(depreciation) on investments	(27,038,486)	14,024,259	(2,298,955)	23,970,340	2,023,338	7,383,021	8,911,616
Net increase (decrease) in net assets
from operations	(11,415,731)	22,589,957	3,748,183	20,933,178	191,736	6,832,056	11,768,141

Contract transactions[1]
Purchase payments	21,123,511	5,790,024	8,487,898	11,783,575	1,336,872	4,093,226	13,410,635
Surrenders and terminations	(8,545,435)	(20,738,756)	(2,607,386)	(3,448,616)	(2,542,136)	(1,044,570)	(5,703,703)
Transfers between Investment Divisions	(17,780,526)	(13,489,337)	3,560,858	9,255,149	(1,501,770)	14,081,096	184,975
Contract owner charges	(2,261,512)	(2,074,729)	(596,561)	(1,111,120)	(267,998)	(250,615)	(1,306,845)
Net increase (decrease) in net assets
from contract transaction	(7,463,962)	(30,512,798)	8,844,809	16,478,988	(2,975,032)	16,879,137	6,585,062

Net increase (decrease) in net assets	(18,879,693)	(7,922,841)	12,592,992	37,412,166	(2,783,296)	23,711,193	18,353,203

Net assets beginning of period	210,768,138	239,192,074	50,365,696	73,657,215	29,558,413	15,745,548	105,648,234

Net assets end of period	$191,888,445	$231,269,233	$62,958,688	$111,069,381	$26,775,117	$39,456,741	$124,001,437

[1]Contract Unit Transactions
Units Outstanding at beginning of period	7,892,964	14,272,141	2,332,872	2,726,360	2,098,357	1,042,215	9,382,054
Units Issued	1,841,712	959,257	1,536,067	1,234,825	320,171	1,204,952	3,418,854
Units Redeemed	(2,181,359)	(2,752,728)	(1,128,995)	(695,164)	(544,968)	(278,832)	(2,953,039)
Units Outstanding at end of period	7,553,317	12,478,670	2,739,944	3,266,021	1,873,560	1,968,335	9,847,869

See notes to the financial statements.

69

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JG - Equity 100 Fund
12/31/2017	#	—	—	0.00	15.858812	15.58		1.25	16.888298	14.14	‡	0.00
12/31/2016		6,042	436	0.00	13.720849	5.25		1.25	13.958892	5.67		0.85
12/31/2015		5,301	404	2.25	13.035932	(2.47)		1.25	13.209294	(2.08)		0.85
12/31/2014		5,110	380	0.73	13.365617	3.53		1.25	13.489297	(1.55)	‡	0.85
12/31/2013		2,259	175	0.09	12.909400	25.57		1.25	12.951487	25.88		1.00
JG - Fixed Income 100 Fund
12/31/2017	#	—	—	0.00	10.049341	3.16		1.25	10.691112	4	‡	0.00
12/31/2016		4,803	488	0.00	9.741117	3.21		1.25	9.910197	3.62		0.85
12/31/2015		5,594	589	1.22	9.438343	(3.31)		1.25	9.563941	(2.92)		0.85
12/31/2014		3,928	401	1.84	9.761060	0.87		1.25	9.851465	(2.82)	‡	0.85
12/31/2013		1,251	129	0.47	9.676550	(3.63)		1.25	9.708256	(3.39)		1.00
JG - Growth Fund
12/31/2017	#	—	—	0.00	12.713970	11.07		1.25	13.433027	10.45	‡	0.00
12/31/2016		23,405	2,024	0.00	11.446753	4.68		1.25	11.616249	5.1		0.85
12/31/2015		17,412	1,582	1.65	10.935242	(2.01)		1.25	11.052980	(1.61)		0.85
12/31/2014		10,217	912	0.48	11.159017	2.87		1.25	11.234131	(0.37)	‡	0.85
12/31/2013	+	3,163	291	0.00	10.848084	8.34	‡	1.25	10.866519	6.27	‡	1.00
JG - Maximum Growth Fund
12/31/2017	#	—	—	0.00	14.474660	13.29		1.25	15.529179	12.28	‡	0.00
12/31/2016		13,063	1,010	0.00	12.776162	5.75		1.25	13.028666	6.17		0.85
12/31/2015		11,982	982	1.30	12.081553	(2.55)		1.25	12.271280	(2.15)		0.85
12/31/2014		5,967	478	0.63	12.397100	2.97		1.25	12.541512	(0.50)	‡	0.85
12/31/2013		4,287	355	0.19	12.040105	17.3		1.25	12.097419	17.6		1.00
JG - Moderate Growth Fund
12/31/2017	#	—	—	0.00	13.145652	9.31		1.25	14.103352	8.96	‡	0.00
12/31/2016		48,538	3,996	0.00	12.025681	4.45		1.25	12.263396	4.87		0.85
12/31/2015		47,720	4,112	1.32	11.513449	(2.56)		1.25	11.694285	(2.17)		0.85
12/31/2014		27,429	2,308	0.73	11.816086	2.82		1.25	11.953766	3.23		0.85
12/31/2013		13,172	1,142	0.17	11.492095	10.37		1.25	11.579589	7.19	‡	0.85
JNL Aggressive Growth Allocation Fund - Class A
12/31/2017		89,239	6,155	0.00	12.768290	18.34		2.56	16.901163	13.65	‡	0.00
12/31/2016		50,382	4,210	0.00	10.789349	5.36		2.56	12.665227	7.06		0.95
12/31/2015		48,060	4,281	2.44	10.240816	(5.09)		2.56	11.829843	(3.55)		0.95
12/31/2014		47,102	4,024	1.70	10.790542	2.33		2.56	12.265779	3.99		0.95
12/31/2013		32,238	2,849	1.02	10.545024	20.92		2.56	11.795248	22.89		0.95
JNL Alt 65 Fund - Class A
12/31/2017	#	—	—	0.00	18.338923	16.68		2.56	20.376435	5.41	‡	0.00
12/31/2016		15,730	915	0.00	15.717759	0.64		2.56	17.733580	2.22		1.00
12/31/2015		17,691	1,049	1.88	15.617926	(4.29)		2.56	17.348920	(6.12)	‡	1.00
12/31/2014		15,670	907	1.46	16.317361	(0.93)		2.56	17.641612	(0.74)	‡	1.20
12/31/2013		18,921	1,096	0.65	16.470486	6.73		2.56	17.524884	8.13		1.25

+	The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JG - Growth Fund - April 29, 2013.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

70

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Conservative Allocation Fund - Class A
12/31/2017		19,897	1,722	0.00	10.940853	0.17	‡	2.00	12.310842	7.24	‡	0.00
12/31/2016		12,341	1,141	0.00	10.729770	3.18		1.25	10.861827	3.44		1.00
12/31/2015		10,739	1,026	1.26	10.399303	(2.92)		1.25	10.501088	(2.68)		1.00
12/31/2014		7,768	722	0.94	10.712578	2.43		1.25	10.790432	2.68		1.00
12/31/2013		2,981	284	0.85	10.458925	(0.40)		1.25	10.508634	(0.15)		1.00
JNL Growth Allocation Fund - Class A
12/31/2017		163,142	10,753	0.00	13.491509	15.76		2.46	17.662738	11.88	‡	0.00
12/31/2016		113,671	8,879	0.00	11.654718	4.92		2.46	13.544695	6.51		0.95
12/31/2015		99,289	8,228	2.47	11.108196	(4.38)		2.46	12.716539	(2.92)		0.95
12/31/2014		92,863	7,431	1.87	11.616939	2.51		2.46	13.099668	4.07		0.95
12/31/2013		78,307	6,488	1.19	11.332690	19.70		2.46	12.587668	21.52		0.95
JNL Institutional Alt 100 Fund - Class A
12/31/2017		18,726	1,774	0.00	10.433784	3.73		1.25	11.231573	4.62	‡	0.00
12/31/2016		23,432	2,308	0.00	10.058746	(1.14)		1.25	10.257567	(0.75)		0.85
12/31/2015		25,072	2,446	1.16	10.174888	(2.93)		1.25	10.334693	(2.54)		0.85
12/31/2014		19,386	1,840	1.12	10.481547	1.00		1.25	10.603680	1.41		0.85
12/31/2013		15,147	1,455	0.03	10.377480	2.59		1.25	10.456496	0.32	‡	0.85
JNL Institutional Alt 25 Fund - Class A
12/31/2017		155,800	8,276	0.00	17.194646	11.45		2.56	20.946569	12.65	‡	0.30
12/31/2016		77,722	4,646	0.00	15.427889	3.36		2.56	17.140142	4.78		1.20
12/31/2015		76,882	4,804	2.32	14.925908	(4.71)		2.56	16.358927	(3.40)		1.20
12/31/2014		83,313	5,013	1.81	15.663060	(0.37)		2.56	16.934824	0.99		1.20
12/31/2013		74,335	4,503	2.10	15.720968	11.00		2.56	16.768105	12.52		1.20
JNL Institutional Alt 35 Fund - Class A
12/31/2017	#	—	—	0.00	16.872865	6.85		2.46	20.256919	7.36	‡	0.30
12/31/2016		75,303	4,449	0.00	15.791755	2.66		2.46	17.475126	4.01		1.15
12/31/2015		84,508	5,175	2.29	15.382780	(4.66)		2.46	16.801610	(3.40)		1.15
12/31/2014		95,505	5,630	1.64	16.134780	(0.57)		2.46	17.393606	(0.16)	‡	1.15
12/31/2013		93,592	5,536	1.79	16.227927	9.72		2.46	17.144008	8.33	‡	1.30
JNL Institutional Alt 50 Fund - Class A
12/31/2017		115,278	6,303	0.00	16.697918	7.74		2.56	20.346513	9.09	‡	0.30
12/31/2016		105,472	6,298	0.00	15.498787	1.48		2.56	17.222595	2.86		1.20
12/31/2015		111,009	6,794	2.26	15.273454	(4.53)		2.56	16.743560	(3.22)		1.20
12/31/2014		123,667	7,301	1.56	15.997925	(0.71)		2.56	17.300850	0.65		1.20
12/31/2013		114,337	6,768	1.32	16.112535	7.56		2.56	17.189416	9.04		1.20
JNL Interest Rate Opportunities Fund - Class A
12/31/2017		3,403	344	0.00	9.817059	2.87		1.25	10.407004	3.94	‡	0.00
12/31/2016		3,610	376	0.00	9.543384	3.27		1.25	9.631392	3.53		1.00
12/31/2015		3,609	389	0.95	9.241209	(5.10)		1.25	9.303213	(4.86)		1.00
12/31/2014		3,670	376	1.59	9.737747	(0.20)		1.25	9.778611	0.05		1.00
12/31/2013	+	2,397	245	0.00	9.757431	(1.24)	‡	1.25	9.773907	(2.30)	‡	1.00

+	The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Interest Rate Opportunities Fund - Class A - April 29, 2013.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

71

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Moderate Allocation Fund - Class A
12/31/2017		35,980	2,727	0.00	12.485434	1.22	‡	2.00	14.048875	9.48	‡	0.00
12/31/2016		33,433	2,768	0.00	11.959537	3.91		1.25	12.195889	4.32		0.85
12/31/2015		30,300	2,612	1.64	11.509665	(2.56)		1.25	11.690409	(2.15)	‡	0.85
12/31/2014		23,663	1,992	0.92	11.811623	2.42		1.25	11.897511	2.68		1.00
12/31/2013		9,543	825	0.48	11.532356	10.76		1.25	11.587209	11.03		1.00
JNL Moderate Growth Allocation Fund - Class A
12/31/2017		156,926	10,341	0.00	11.659967	5.19	‡	3.75	17.586776	9.16	‡	0.00
12/31/2016		91,382	6,921	0.00	11.889426	4.54		2.57	13.968929	6.25		0.95
12/31/2015		84,073	6,740	2.46	11.372665	(4.30)		2.57	13.147557	(2.74)		0.95
12/31/2014		79,706	6,188	2.22	11.883565	2.68		2.57	13.517452	4.35		0.95
12/31/2013		69,637	5,610	1.37	11.573814	14.14		2.57	12.953616	16.00		0.95
JNL Multi-Manager Alternative Fund - Class A
12/31/2017		1,189	118	0.63	10.004499	5.07		1.25	10.344567	5.95	‡	0.00
12/31/2016		647	68	0.35	9.521581	0.34		1.25	9.585672	0.74		0.85
12/31/2015	+	469	49	0.00	9.489056	(3.11)	‡	1.25	9.514887	(1.80)	‡	0.85
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2017		3,999	329	0.10	12.021596	(0.15)	‡	2.31	12.381429	14.11	‡	0.00
12/31/2016	+	365	34	0.00	10.620192	1.38	‡	1.65	10.640246	7.16	‡	1.00
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2017		81,526	1,720	0.00	35.349123	23.59		2.92	65.823196	25.21	‡	0.00
12/31/2016		66,238	1,762	0.00	28.603061	2.71		2.92	43.533089	4.85		0.85
12/31/2015		70,079	1,948	0.00	27.848275	(7.42)		2.92	41.518296	(0.67)	‡	0.85
12/31/2014		74,057	1,933	0.00	30.079750	(0.16)		2.92	41.965265	1.67		1.10
12/31/2013		71,984	1,910	0.08	30.128593	26.72		2.92	41.275268	29.05		1.10
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2017		51,814	2,356	0.60	18.292161	7.87		2.92	26.472340	11.52	‡	0.00
12/31/2016		46,680	2,327	0.66	16.956846	20.23		2.92	21.584991	22.73		0.85
12/31/2015		38,893	2,369	0.32	14.104043	(12.05)		2.92	17.586708	(10.21)		0.85
12/31/2014		47,879	2,608	0.41	16.035604	(2.73)		2.92	19.585550	(0.70)		0.85
12/31/2013		36,575	1,973	0.93	16.486449	30.52		2.92	19.723682	2.40	‡	0.85
JNL Real Assets Fund - Class A
12/31/2017		488	50	0.00	9.729776	4.95		1.25	10.314530	4.35	‡	0.00
12/31/2016		440	47	0.00	9.271135	11.26		1.25	9.356674	11.53		1.00
12/31/2015		622	74	0.82	8.333126	(12.60)		1.25	8.389061	(12.38)		1.00
12/31/2014		370	39	1.01	9.534581	(2.88)		1.25	9.574612	(2.63)		1.00
12/31/2013	+	284	29	0.00	9.816898	(0.95)	‡	1.25	9.833497	(0.07)	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class A - April 27, 2015; JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Real Assets Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

72

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Tactical ETF Growth Fund - Class A
12/31/2017		22,459	1,395	1.33	15.835212	17.87		1.25	17.045963	17.90	‡	0.00
12/31/2016		14,693	1,080	1.40	13.434580	7.14		1.25	13.700122	7.57		0.85
12/31/2015		9,705	767	1.14	12.539329	(1.24)		1.25	12.736262	(0.84)		0.85
12/31/2014		6,827	534	0.80	12.696714	3.26		1.25	12.844628	0.46	‡	0.85
12/31/2013		4,407	357	0.00	12.295748	17.00		1.25	12.354317	17.30		1.00
JNL Tactical ETF Moderate Fund - Class A
12/31/2017		11,679	911	1.53	12.689869	10.07		1.25	13.660085	10.66	‡	0.00
12/31/2016		11,889	1,024	1.35	11.528563	4.26		1.25	11.756327	3.74	‡	0.85
12/31/2015		6,362	572	1.09	11.057196	(0.97)		1.25	11.165503	(0.72)		1.00
12/31/2014		5,385	480	0.82	11.165416	2.74		1.25	11.246631	2.99		1.00
12/31/2013		4,758	437	0.00	10.868066	5.27		1.25	10.919785	5.54		1.00
JNL Tactical ETF Moderate Growth Fund - Class A
12/31/2017		26,311	1,798	1.47	14.427138	14.29		1.25	15.530128	14.57	‡	0.00
12/31/2016		21,901	1,716	1.38	12.623280	5.72		1.25	12.872708	6.14		0.85
12/31/2015		15,585	1,293	1.06	11.940608	(1.09)		1.25	12.128067	(0.69)		0.85
12/31/2014		10,651	876	0.74	12.072143	3.23		1.25	12.212727	3.65		0.85
12/31/2013		7,820	666	0.00	11.694231	12.29		1.25	11.783178	9.33	‡	0.85
JNL/AB Dynamic Asset Allocation Fund - Class A
12/31/2017		4,387	374	2.47	11.624456	14.45		1.25	12.170321	14.22	‡	0.00
12/31/2016		2,670	262	0.00	10.156388	2.66		1.25	10.265594	3.07		0.85
12/31/2015		2,234	225	0.00	9.893266	(2.91)		1.25	9.959834	(4.28)	‡	0.85
12/31/2014	+	1,576	154	1.32	10.190133	(1.31)	‡	1.25	10.207381	0.81	‡	1.00
JNL/American Funds Balanced Fund - Class A
12/31/2017		49,559	3,103	1.08	10.289035	12.15		4.00	18.923886	2.26	‡	0.55
12/31/2016		21,326	1,543	0.01	9.174723	1.60		4.00	14.629811	4.47		1.20
12/31/2015		21,515	1,624	0.74	9.030447	(5.38)		4.00	14.003186	(6.08)	‡	1.20
12/31/2014		22,277	1,636	0.89	9.544048	(3.40)		4.00	14.287424	(0.70)		1.25
12/31/2013		23,593	1,717	1.69	9.879777	11.02		4.00	14.388763	14.11		1.25
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2017		248,290	11,830	0.00	19.585142	13.78		2.46	23.106933	14.17	‡	0.30
12/31/2016		197,215	10,801	0.00	17.213313	15.47		2.46	18.719693	16.93		1.20
12/31/2015		132,011	8,427	2.45	14.906859	(5.67)		2.46	16.008925	(4.47)		1.20
12/31/2014		127,385	7,747	1.25	15.802258	12.20		2.46	16.757992	13.62		1.20
12/31/2013		69,306	4,763	1.19	14.084479	29.21		2.46	14.749397	30.85		1.20
JNL/American Funds Global Bond Fund - Class A
12/31/2017		27,352	2,601	0.33	9.531845	3.61		2.81	11.551505	5.84	‡	0.30
12/31/2016		26,050	2,604	0.00	9.199416	(0.50)		2.81	10.240755	1.11		1.20
12/31/2015		24,592	2,479	1.31	9.246058	(6.89)		2.81	10.128721	(5.38)		1.20
12/31/2014		25,887	2,462	0.01	9.930369	(1.63)		2.81	10.704602	(0.03)		1.20
12/31/2013		21,683	2,054	2.13	10.094860	(5.64)		2.81	10.708113	(4.11)		1.20

+	The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AB Dynamic Asset Allocation Fund - Class A - April 28, 2014.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

73

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Global Growth Fund - Class A
12/31/2017		11,479	761	0.70	14.935424	29.45		1.25	15.757266	27.18	‡	0.00
12/31/2016		6,482	558	0.00	11.537266	(0.82)		1.25	11.690078	(0.42)		0.85
12/31/2015		5,206	445	0.44	11.632279	5.30		1.25	11.739421	5.72		0.85
12/31/2014		1,914	173	0.23	11.046631	0.79		1.25	11.103859	1.99	‡	0.85
12/31/2013	+	290	26	0.00	10.960114	4.41	‡	1.25	10.968059	8.41	‡	1.00
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2017		38,217	2,438	0.19	14.472391	22.36		2.56	17.206778	21.43	‡	0.30
12/31/2016		29,090	2,299	0.00	11.827682	(0.81)		2.56	12.949356	0.55		1.20
12/31/2015		28,735	2,277	0.00	11.923689	(2.57)		2.56	12.878624	(1.24)		1.20
12/31/2014		23,636	1,844	0.22	12.238466	(0.77)		2.56	13.040099	0.59		1.20
12/31/2013		20,367	1,592	0.67	12.333247	24.67		2.56	12.963556	26.37		1.20
JNL/American Funds Growth Allocation Fund - Class A
12/31/2017		95,249	6,067	0.00	14.893066	17.73		2.42	17.081723	13.32	‡	0.00
12/31/2016		60,576	4,592	0.00	12.650225	4.90		2.42	13.454302	6.29		1.10
12/31/2015		43,553	3,497	1.12	12.059572	(2.03)		2.42	12.658356	(4.92)	‡	1.10
12/31/2014		29,908	2,375	0.79	12.309648	1.58		2.42	12.700410	2.78		1.25
12/31/2013		15,516	1,262	0.64	12.118027	17.97		2.42	12.357278	14.79	‡	1.25
JNL/American Funds Growth Fund - Class A
12/31/2017		27,868	1,336	0.00	20.580325	26.29		1.25	22.153666	23.67	‡	0.00
12/31/2016		17,786	1,080	0.00	16.296136	7.68		1.25	16.618206	8.11		0.85
12/31/2015		14,176	929	0.57	15.134524	5.12		1.25	15.372191	5.54		0.85
12/31/2014		7,896	545	0.29	14.397508	6.64		1.25	14.565207	7.07		0.85
12/31/2013		3,384	250	0.19	13.500798	27.84		1.25	13.603532	10.03	‡	0.85
JNL/American Funds Growth-Income Fund - Class A
12/31/2017		312,996	14,627	0.00	19.294639	18.52		2.80	23.911582	18.56	‡	0.00
12/31/2016		221,610	12,445	0.00	16.279809	3.70	‡	2.80	18.539479	10.15		0.85
12/31/2015		169,248	10,413	0.79	15.365214	(1.44)		2.46	16.831668	0.16		0.85
12/31/2014		128,384	7,862	0.70	15.589418	7.51		2.46	16.804671	9.25		0.85
12/31/2013		82,480	5,490	0.82	14.500602	29.70		2.46	15.381271	22.13	‡	0.85
JNL/American Funds International Fund - Class A
12/31/2017		102,065	6,906	0.70	13.558378	28.27		2.60	16.539298	26.87	‡	0.00
12/31/2016		61,369	5,399	0.00	10.570100	0.46		2.60	11.873109	2.23		0.85
12/31/2015		53,202	4,760	0.88	10.521271	(7.28)		2.60	11.614360	(5.65)		0.85
12/31/2014		37,524	3,150	0.76	11.346974	(5.52)		2.60	12.309618	(4.74)	‡	0.85
12/31/2013		29,626	2,377	0.82	12.010254	18.00		2.60	12.733397	7.46	‡	1.00
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2017		119,720	8,393	0.00	13.537405	10.15	‡	2.42	15.528133	10.05	‡	0.00
12/31/2016		89,820	7,191	0.00	12.001707	4.81		2.40	12.660686	6.01		1.25
12/31/2015		64,398	5,454	1.28	11.451350	0.00	‡	2.40	11.942954	(1.39)		1.25
12/31/2014		40,269	3,354	1.03	11.769809	0.64	‡	2.32	12.111004	2.36	‡	1.25
12/31/2013		22,788	1,948	0.88	11.555447	12.63		2.31	11.742381	13.71		1.35

+	The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Global Growth Fund - Class A - September 16, 2013.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

74

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds New World Fund - Class A
12/31/2017		65,835	4,889	0.32	11.378199	11.53	‡	3.75	14.821712	24.52	‡	0.30
12/31/2016		42,808	4,039	0.00	9.922050	2.27		2.56	10.862749	3.67		1.20
12/31/2015		37,690	3,677	0.87	9.701383	(6.01)		2.56	10.478207	(4.72)		1.20
12/31/2014		34,440	3,190	0.86	10.321385	(10.53)		2.56	10.997262	(9.31)		1.20
12/31/2013		29,110	2,436	0.57	11.536518	8.08		2.56	12.125908	9.56		1.20
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2017		40,566	2,457	0.61	14.378114	19.58		2.81	19.560512	21.01	‡	0.00
12/31/2016		32,788	2,402	0.31	12.023454	4.95		2.81	14.614115	7.02		0.85
12/31/2015		37,637	2,936	0.00	11.456501	(4.45)		2.81	13.655452	(2.56)		0.85
12/31/2014		31,023	2,352	0.08	11.989800	10.77		2.81	14.013717	0.11	‡	0.85
12/31/2013		11,686	990	0.18	10.824188	30.48		2.81	12.107867	32.60		1.20
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2017		11,307	1,123	0.00	9.291875	(3.55)		2.32	10.762580	(1.88)	‡	0.00
12/31/2016		13,526	1,313	4.15	9.634346	(10.66)		2.32	10.420820	(9.34)		0.85
12/31/2015		13,833	1,215	9.65	10.783332	(7.76)	‡	2.32	11.493821	1.33		0.85
12/31/2014		6,589	584	2.75	11.192544	7.73		1.25	11.343225	8.16		0.85
12/31/2013		5,106	489	4.80	10.389215	5.75		1.25	10.487045	6.18		0.85
JNL/AQR Risk Parity Fund - Class A
12/31/2017		2,047	179	3.03	11.320321	10.50		1.25	11.942984	11.37	‡	0.00
12/31/2016		1,973	191	0.00	10.244532	8.23		1.25	10.328920	8.50		1.00
12/31/2015		1,417	149	36.53	9.465401	(11.42)		1.25	9.519610	(11.20)		1.00
12/31/2014		1,064	99	0.00	10.686224	6.61		1.25	10.720593	6.88		1.00
12/31/2013	+	70	7	0.00	10.023693	(1.51)	‡	1.25	10.030855	(2.10)	‡	1.00
JNL/BlackRock Global Allocation Fund - Class A
12/31/2017		190,065	14,207	1.58	12.327659	10.96		2.56	14.829178	12.14	‡	0.00
12/31/2016		175,942	14,784	0.39	11.109566	1.35		2.56	12.355962	3.09		0.85
12/31/2015		170,802	14,721	2.12	10.961929	(3.84)		2.56	11.985592	(2.18)		0.85
12/31/2014		150,194	12,596	0.63	11.399499	(0.72)		2.56	12.252701	0.99		0.85
12/31/2013		112,382	9,465	0.63	11.482345	11.42		2.56	12.132492	9.10	‡	0.85
JNL/BlackRock Global Long Short Credit Fund - Class A
12/31/2017		3,381	332	1.48	10.087166	1.92		1.25	10.693306	2.66	‡	0.00
12/31/2016		3,494	350	2.79	9.896900	1.50		1.25	10.043266	1.90		0.85
12/31/2015		3,620	369	5.76	9.750850	(2.57)		1.25	9.855677	(2.18)		0.85
12/31/2014		2,205	220	0.00	10.008388	(0.07)		1.25	10.075604	(1.18)	‡	0.85
12/31/2013	+	775	77	0.00	10.015287	0.31	‡	1.25	10.032095	0.54	‡	1.00
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2017		50,474	6,047	0.92	7.013664	(5.82)		3.06	9.805772	(3.22)	‡	0.00
12/31/2016		57,142	6,565	0.78	7.447066	22.72		3.06	9.279231	25.46		0.85
12/31/2015		42,216	6,050	0.49	6.068285	(26.04)		3.06	7.396392	(24.39)		0.85
12/31/2014		47,648	5,144	0.00	8.205309	(16.83)		3.06	9.782508	(14.97)		0.85
12/31/2013		50,906	4,648	0.40	9.865909	6.21		3.06	11.505214	8.58		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AQR Risk Parity Fund - Class A - September 16, 2013; JNL/BlackRock Global Long Short Credit Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

75

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2017		147,933	2,748	0.00	39.772544	29.75		2.95	68.467040	5.43	‡	0.55
12/31/2016		107,743	2,655	0.00	30.654047	(2.46)		2.95	44.764329	(0.75)		1.20
12/31/2015		63,323	1,572	0.00	31.428639	3.14		2.95	45.101406	4.97		1.20
12/31/2014		40,302	1,070	0.00	30.470480	5.72		2.95	42.967791	7.59		1.20
12/31/2013		32,979	957	0.03	28.821772	34.95		2.95	39.937760	37.33		1.20
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2017		2,008	181	0.00	11.011249	6.35		1.25	11.473191	7.16	‡	0.00
12/31/2016		1,700	163	0.00	10.353723	0.69		1.25	10.449005	1.10		0.85
12/31/2015		1,855	180	0.00	10.282456	4.67		1.25	10.335772	5.09		0.85
12/31/2014	+	273	28	0.00	9.823942	0.12	‡	1.25	9.835465	0.17	‡	0.85
JNL/Brookfield Global Infrastructure and MLP Fund - Class A
12/31/2017		73,462	4,876	1.84	14.146369	7.24		2.46	16.417453	8.64	‡	0.00
12/31/2016		66,179	4,761	2.60	13.191223	9.84		2.46	14.310153	11.63		0.85
12/31/2015		52,589	4,197	1.73	12.009328	(20.53)		2.46	12.818939	(19.24)		0.85
12/31/2014		67,480	4,326	0.72	15.111540	4.74		2.46	15.872384	6.44		0.85
12/31/2013		28,526	1,935	0.93	14.427859	20.43		2.46	14.912229	22.39		0.85
JNL/Causeway International Value Select Fund - Class A
12/31/2017		43,675	2,724	1.05	10.413248	23.85		3.67	21.562141	23.61	‡	0.00
12/31/2016		33,489	2,654	1.20	8.407950	(3.59)		3.67	13.901670	4.91	‡	1.00
12/31/2015		34,218	2,679	3.35	8.720820	(7.03)		3.67	13.793209	(4.61)		1.10
12/31/2014		31,174	2,322	2.01	9.379997	(13.76)		3.67	14.459347	(11.51)		1.10
12/31/2013		31,060	2,046	3.63	10.876593	17.10		3.67	16.340932	20.15		1.10
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2017	+	572	53	0.00	10.780684	(0.99)	‡	2.46	10.850000	8.50	‡	0.00
JNL/Crescent High Income Fund - Class A
12/31/2017		4,357	404	2.16	10.629046	0.66	‡	2.31	11.049517	4.04	‡	0.00
12/31/2016	+	3,045	291	0.00	10.407317	3.70	‡	2.00	10.479592	4.80	‡	1.00
JNL/DFA Growth Allocation Fund - Class A
12/31/2017	+	2,240	204	6.46	10.969135	5.77	‡	1.90	11.036799	9.24	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Boston Partners Global Long Short Equity Fund - Class A - September 15, 2014; JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/Crescent High Income Fund - Class A - April 25, 2016; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

76

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2017	+	5,190	481	4.69	10.751452	4.35	‡	1.90	10.817653	6.13	‡	1.00
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2017		62,241	1,831	0.89	22.199175	16.17		3.45	46.223769	18.81	‡	0.00
12/31/2016		50,897	1,782	1.02	19.109916	10.17		3.45	32.354345	13.06		0.85
12/31/2015		38,576	1,523	0.92	17.346364	(5.41)		3.45	28.618220	(2.93)		0.85
12/31/2014		32,781	1,258	0.60	18.339006	6.10		3.45	29.480814	8.89		0.85
12/31/2013		20,880	877	1.00	17.283979	30.59		3.45	27.073038	15.09	‡	0.85
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2017		3,955	212	0.22	18.427749	8.79		1.25	19.689788	12.47	‡	0.00
12/31/2016		2,898	170	0.17	16.938951	25.18		1.25	17.232673	25.68		0.85
12/31/2015		2,124	156	0.00	13.531821	(6.02)		1.25	13.711652	(5.64)		0.85
12/31/2014		2,493	172	0.00	14.398510	0.78		1.25	14.531633	7.80	‡	0.85
12/31/2013		1,029	72	1.03	14.286772	41.85		1.25	14.333220	42.21		1.00
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2017		230,203	11,211	0.34	12.458107	1.27		4.00	27.541919	4.97	‡	0.00
12/31/2016		222,921	11,316	0.39	12.301830	(1.29)		4.00	22.265574	1.86		0.85
12/31/2015		224,766	11,614	2.88	12.462997	(3.53)		4.00	21.859627	(0.44)		0.85
12/31/2014		234,444	12,022	3.37	12.919306	(0.10)		4.00	21.957250	3.10		0.85
12/31/2013		241,408	12,715	1.18	12.932439	(5.92)		4.00	21.297973	(3.00)	‡	0.85
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2017		748	68	0.70	11.021847	5.97		1.25	11.255478	6.59	‡	0.00
12/31/2016	+	306	29	0.00	10.401099	3.77	‡	1.25	10.429403	(1.23)	‡	0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2017		33,519	2,177	0.00	15.067825	6.75	‡	2.32	15.877021	18.56	‡	0.00
12/31/2016		3,608	280	1.34	12.863332	17.42		1.25	12.928069	17.89		0.85
12/31/2015	+	590	54	0.00	10.954685	3.11	‡	1.25	10.965968	(2.27)	‡	0.85
JNL/DoubleLine Total Return Fund - Class A
12/31/2017		76,368	7,026	2.84	10.349047	1.54		2.46	11.499566	4.06	‡	0.00
12/31/2016		61,539	5,815	1.88	10.192255	(0.42)		2.46	10.746292	1.19		0.85
12/31/2015		28,618	2,721	2.32	10.235384	(1.17)	‡	2.46	10.619877	0.83		0.85
12/31/2014		8,702	829	0.53	10.478404	5.17		1.25	10.532614	5.59		0.85
12/31/2013	+	463	46	0.00	9.963773	(0.80)	‡	1.25	9.975345	(1.62)	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A - September 28, 2015; JNL/DoubleLine Total Return Fund - Class A - September 16, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

77

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2017		2,825	260	3.84	10.738783	3.84		1.25	11.384134	5.26	‡	0.00
12/31/2016		2,250	216	5.34	10.341168	5.14		1.25	10.494169	5.56		0.85
12/31/2015		1,374	139	6.87	9.835931	0.74		1.25	9.941726	(1.14)	‡	0.85
12/31/2014		904	92	0.00	9.763528	3.43		1.25	9.804489	3.68		1.00
12/31/2013	+	268	28	0.00	9.440133	(5.90)	‡	1.25	9.456052	(1.55)	‡	1.00
JNL/Epoch Global Shareholder Yield Fund - Class A
12/31/2017		3,731	238	5.03	15.484136	15.37		1.25	16.668414	15.50	‡	0.00
12/31/2016		3,417	252	3.62	13.421121	5.83		1.25	13.686724	6.26		0.85
12/31/2015		2,756	216	1.67	12.681527	(6.17)		1.25	12.880997	(5.79)		0.85
12/31/2014		2,947	217	0.00	13.515080	4.74		1.25	13.672846	(2.03)	‡	0.85
12/31/2013		1,954	151	5.38	12.903844	19.27	‡	1.25	12.965454	22.10		1.00
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2017		12,381	894	1.77	13.247449	2.47	‡	1.80	14.731444	10.20	‡	0.00
12/31/2016		10,560	842	2.74	12.414316	6.75		1.25	12.659853	7.18		0.85
12/31/2015		11,651	994	1.99	11.629381	(4.41)		1.25	11.812166	(4.03)		0.85
12/31/2014		8,762	716	0.03	12.166246	7.49		1.25	12.308118	7.92		0.85
12/31/2013		4,697	413	2.12	11.319004	11.31		1.25	11.405273	3.60	‡	0.85
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2017		85,057	6,261	0.94	11.291199	3.50	‡	3.75	15.389613	10.11	‡	0.00
12/31/2016		85,557	6,899	1.08	11.301545	0.81		2.81	13.028217	2.80		0.85
12/31/2015		98,690	8,128	0.68	11.211279	(11.67)		2.81	12.673972	(9.92)		0.85
12/31/2014		125,833	9,277	1.10	12.692315	(6.70)		2.81	14.069742	(4.85)		0.85
12/31/2013		122,561	8,545	1.41	13.603059	20.23		2.81	14.786626	17.48	‡	0.85
JNL/Franklin Templeton Founding Strategy Fund - Class A
12/31/2017		88,605	6,533	0.00	11.639981	8.55		2.92	15.507721	9.95	‡	0.30
12/31/2016		84,938	6,907	0.00	10.722914	10.17		2.92	12.724823	12.08		1.20
12/31/2015		85,001	7,726	1.57	9.732670	(8.89)		2.92	11.353265	(7.31)		1.20
12/31/2014		97,523	8,199	1.66	10.682032	(0.29)		2.92	12.248203	1.44		1.20
12/31/2013		90,996	7,741	2.00	10.712698	20.40		2.92	12.073890	22.49		1.20
JNL/Franklin Templeton Global Fund - Class A
12/31/2017		34,274	2,721	1.65	10.789212	14.19		2.92	14.374366	14.97	‡	0.30
12/31/2016		30,074	2,769	2.07	9.448472	7.41		2.92	11.212542	9.27		1.20
12/31/2015		28,795	2,894	2.34	8.796670	(9.12)		2.92	10.261495	(7.54)		1.20
12/31/2014		29,405	2,724	0.79	9.679582	(5.17)		2.92	11.098860	(3.53)		1.20
12/31/2013		26,200	2,335	1.30	10.207749	26.60		2.92	11.504855	28.80		1.20
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2017		43,426	3,748	0.00	10.790229	0.96		2.56	12.597651	4.38	‡	0.00
12/31/2016		41,352	3,652	0.03	10.687553	3.95	‡	2.56	11.651996	2.94		0.85
12/31/2015		42,800	3,871	8.68	10.604347	(6.48)		2.46	11.319229	(4.96)		0.85
12/31/2014		40,309	3,448	3.98	11.338854	(2.87)		2.46	11.909819	(1.29)		0.85
12/31/2013		28,988	2,435	2.78	11.673816	1.01		2.46	12.065777	0.31	‡	0.85

+		The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A - April 29, 2013.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

78

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Income Fund - Class A
12/31/2017		164,243	10,530	3.81	12.946994	6.63		3.06	18.499963	9.06	‡	0.00
12/31/2016		156,295	10,878	4.70	12.142364	10.69		3.06	15.369419	13.15		0.85
12/31/2015		141,626	11,093	4.18	10.969979	(10.15)		3.06	13.582740	(8.15)		0.85
12/31/2014		153,053	10,958	3.41	12.209732	0.08		3.06	14.787315	2.28	‡	0.85
12/31/2013		115,313	8,409	4.10	12.200544	10.64		3.06	14.287741	5.52	‡	1.00
JNL/Franklin Templeton International Small Cap Growth Fund - Class A
12/31/2017		48,550	3,791	1.04	11.371646	28.84		2.65	14.842893	29.06	‡	0.00
12/31/2016		31,695	3,235	1.53	8.826096	(3.74)		2.65	10.387134	(2.01)		0.85
12/31/2015		31,890	3,176	0.92	9.169448	1.10		2.65	10.599748	2.93		0.85
12/31/2014		24,693	2,519	0.89	9.069887	(11.79)		2.65	10.298121	(10.19)		0.85
12/31/2013		20,155	1,837	1.01	10.281784	28.95		2.65	11.466446	3.01	‡	0.85
JNL/Franklin Templeton Mutual Shares Fund - Class A
12/31/2017		49,101	3,557	2.95	12.306247	5.38		2.56	15.761278	6.48	‡	0.30
12/31/2016		47,838	3,696	2.47	11.677618	12.76		2.56	13.370309	14.30		1.20
12/31/2015		43,430	3,826	3.38	10.355809	(7.07)		2.56	11.697168	(5.80)		1.20
12/31/2014		45,492	3,766	0.79	11.144236	4.59		2.56	12.417678	6.02		1.20
12/31/2013		40,022	3,499	0.92	10.655559	25.05		2.56	11.712767	26.76		1.20
JNL/Goldman Sachs Core Plus Bond Fund - Class A
12/31/2017		65,292	2,568	2.05	17.059743	(0.31)		3.30	33.638281	2.56	‡	0.30
12/31/2016		62,752	2,512	2.51	17.113297	(1.21)		3.30	27.545372	0.98		1.10
12/31/2015		60,732	2,456	1.98	17.322827	(2.87)		3.30	27.277521	(0.71)		1.10
12/31/2014		59,549	2,382	2.33	17.834916	1.97		3.30	27.472760	4.24		1.10
12/31/2013		44,744	1,862	3.03	17.489665	(4.26)		3.30	26.354655	(2.13)		1.10
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2017		10,787	801	0.00	11.755693	11.92		2.81	15.236782	13.96	‡	0.00
12/31/2016		9,547	808	0.00	10.503728	6.04		2.81	12.342607	8.13		0.85
12/31/2015		9,817	896	0.00	9.905667	(14.76)		2.81	11.414527	(13.07)		0.85
12/31/2014		12,850	1,017	1.68	11.621173	(7.58)		2.81	13.131425	(5.75)		0.85
12/31/2013		15,020	1,116	7.64	12.573658	(10.39)		2.81	13.931926	(8.62)		0.85
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2017	+	24	2	0.00	10.475920	3.04	‡	1.25	10.510000	5.10	‡	0.00
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2017		29,555	2,495	0.05	11.460438	1.44	‡	2.46	12.240438	18.42	‡	0.00
12/31/2016		1,169	119	1.00	9.756741	11.06		1.25	9.822317	11.50		0.85
12/31/2015	+	883	100	0.00	8.785144	(12.10)	‡	1.25	8.808979	4.24	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/Harris Oakmark Global Equity Fund - Class A - April 27, 2015.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

79

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco China-India Fund - Class A
12/31/2017		57,110	5,446	0.28	9.193877	48.11		2.81	12.202336	45.78	‡	0.00
12/31/2016		34,000	4,875	1.02	6.207293	(6.07)		2.81	7.415794	(4.22)		0.85
12/31/2015		28,450	3,887	0.90	6.608352	(7.67)		2.81	7.742140	(16.76)	‡	0.85
12/31/2014		32,124	4,120	0.93	7.156934	8.31		2.81	8.135595	10.29		1.00
12/31/2013		25,156	3,537	0.90	6.607529	(5.05)		2.81	7.376329	(3.32)		1.00
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2017	+	621	60	0.00	10.281666	2.60	‡	1.80	10.330000	3.30	‡	0.00
JNL/Invesco Global Real Estate Fund - Class A
12/31/2017		83,511	4,673	3.12	14.602943	6.88		3.06	21.512721	9.50	‡	0.00
12/31/2016		78,480	4,775	2.04	13.663010	(0.65)		3.06	17.679823	1.56		0.85
12/31/2015		72,203	4,444	2.88	13.753062	(3.95)		3.06	17.408382	(1.80)		0.85
12/31/2014		63,128	3,799	1.32	14.318392	11.56		3.06	17.727799	14.05		0.85
12/31/2013		44,391	3,035	3.41	12.834530	(0.33)		3.06	15.543283	1.89		0.85
JNL/Invesco International Growth Fund - Class A
12/31/2017		74,247	3,222	1.45	16.015970	19.49		3.06	32.015525	20.51	‡	0.00
12/31/2016		58,020	3,076	1.81	13.403170	(4.16)		3.06	21.620099	(2.03)		0.85
12/31/2015		49,732	2,574	1.89	13.985391	(4.98)		3.06	22.067470	(2.86)		0.85
12/31/2014		43,849	2,213	1.13	14.718224	(2.78)		3.06	22.716170	(0.61)		0.85
12/31/2013		33,600	1,687	1.14	15.139828	15.39		3.06	22.856138	2.83	‡	0.85
JNL/Invesco Mid Cap Value Fund - Class A
12/31/2017		32,810	1,103	1.25	19.722001	5.85		3.62	38.097669	8.88	‡	0.30
12/31/2016		29,082	1,060	0.44	18.632539	11.28		3.62	29.951107	14.11		1.10
12/31/2015		24,976	1,038	0.35	16.744112	(12.31)		3.62	26.247502	(10.07)		1.10
12/31/2014		25,894	966	0.21	19.094955	5.37		3.62	29.187687	8.06		1.10
12/31/2013		23,526	947	0.20	18.122302	26.25		3.62	27.011558	29.47		1.10
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2017		126,619	3,781	0.00	23.668301	20.56		3.60	42.360544	23.28	‡	0.00
12/31/2016		91,053	3,355	0.00	19.632318	7.58		3.60	29.794995	10.57		0.85
12/31/2015		77,052	3,131	0.00	18.249863	(5.27)		3.60	26.947593	(2.63)		0.85
12/31/2014		53,056	2,095	0.00	19.264517	4.17		3.60	27.674168	7.08	‡	0.85
12/31/2013		31,745	1,338	0.13	18.493104	34.75		3.60	25.378300	38.30		1.00
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2017		93,417	1,841	0.00	36.817745	25.69		2.92	71.297436	26.00	‡	0.00
12/31/2016		67,715	1,715	0.00	29.293110	(2.37)		2.92	45.841372	(0.33)		0.85
12/31/2015		73,189	1,850	0.00	30.003755	0.05		2.92	45.994072	2.14		0.85
12/31/2014		50,238	1,311	0.00	29.989944	7.99		2.92	45.030983	10.25		0.85
12/31/2013		30,656	900	0.18	27.770029	37.95		2.92	40.843386	15.37	‡	0.85

+		The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

80

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2017		59,269	2,838	2.66	11.630467	(1.50)		4.00	28.753382	2.43	‡	0.00
12/31/2016		57,407	2,813	1.75	11.807770	(2.52)		4.00	23.337033	0.59		0.85
12/31/2015		48,575	2,424	2.31	12.113161	(3.48)		4.00	23.200167	(1.04)	‡	0.85
12/31/2014		38,737	1,926	3.12	12.550201	1.27		4.00	22.615493	1.76	‡	1.00
12/31/2013		34,446	1,782	3.23	12.393151	(7.30)		4.00	20.880817	(4.66)		1.20
JNL/Lazard Emerging Markets Fund - Class A
12/31/2017		33,532	2,209	1.25	12.455435	24.73		3.06	17.797696	25.27	‡	0.00
12/31/2016		28,329	2,381	2.22	9.985586	15.70		3.06	12.639572	18.27		0.85
12/31/2015		25,690	2,549	3.05	8.630951	(21.14)		3.06	10.686731	(19.38)		0.85
12/31/2014		33,154	2,646	1.63	10.944539	(8.11)		3.06	13.255177	(6.06)		0.85
12/31/2013		38,741	2,894	1.39	11.910786	(4.08)		3.06	14.110089	0.01	‡	0.85
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2017		3,897	281	2.22	13.707598	26.70		1.25	14.531369	25.91	‡	0.00
12/31/2016		3,620	332	1.29	10.819103	(6.30)		1.25	10.979192	(5.93)		0.85
12/31/2015		3,036	262	1.01	11.546871	3.11		1.25	11.671070	(7.68)	‡	0.85
12/31/2014		892	79	0.00	11.198173	(2.65)		1.25	11.245149	(2.40)		1.00
12/31/2013	+	278	24	0.00	11.502659	15.57	‡	1.25	11.522068	22.24	‡	1.00
JNL/MC 10 x 10 Fund - Class A
12/31/2017		44,741	2,869	0.00	14.082501	13.39		2.47	18.327162	13.08	‡	0.00
12/31/2016		42,545	3,127	0.00	12.419455	9.33		2.47	14.041155	10.72		1.20
12/31/2015		39,426	3,199	1.98	11.359999	(4.65)		2.47	12.681715	(3.43)		1.20
12/31/2014		43,036	3,363	1.78	11.913933	5.62		2.47	13.132237	6.97		1.20
12/31/2013		41,074	3,423	2.04	11.280317	24.59		2.47	12.276911	14.58	‡	1.20
JNL/MC Bond Index Fund - Class A
12/31/2017		65,798	4,558	1.98	9.824613	(0.83)		3.82	18.070880	2.93	‡	0.00
12/31/2016		58,290	4,126	0.83	9.907125	(1.89)		3.82	15.446324	1.06		0.85
12/31/2015		48,479	3,478	2.05	10.098181	(3.87)		3.82	15.284682	(1.14)	‡	0.85
12/31/2014		40,787	2,888	3.42	10.504440	1.66		3.82	15.136551	4.56		1.00
12/31/2013		32,592	2,413	2.15	10.333287	(6.38)		3.82	14.475854	(3.70)		1.00
JNL/MC Consumer Discretionary Sector Fund - Class A
12/31/2017		73,245	2,516	1.17	19.614289	17.80		3.60	38.124278	18.85	‡	0.00
12/31/2016		54,713	2,266	0.69	16.650363	2.42		3.60	26.906301	5.26		0.85
12/31/2015		60,047	2,622	0.53	16.257361	2.16		3.60	25.561759	5.00		0.85
12/31/2014		30,112	1,375	0.57	15.914213	6.90		3.60	24.344656	9.87		0.85
12/31/2013		27,063	1,353	0.68	14.887088	36.12		3.60	22.156773	12.21	‡	0.85
JNL/MC Consumer Staples Sector Fund - Class A
12/31/2017	+	557	53	0.00	10.557629	4.30	‡	1.90	10.610000	6.10	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Lazard International Strategic Equity Fund - Class A - April 29, 2013; JNL/MC Consumer Staples Sector Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

81

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC DowSM Index Fund - Class A
12/31/2017	+	7,846	371	0.00	17.543987	15.08	‡	2.46	27.660000	21.90	‡	0.00
JNL/MC Emerging Markets Index Fund - Class A
12/31/2017		86,978	7,629	0.97	10.701253	32.81		2.46	12.506282	30.86	‡	0.00
12/31/2016		44,587	5,253	1.92	8.057410	7.42		2.46	8.780561	9.16		0.85
12/31/2015		30,412	3,889	1.70	7.500752	(17.35)		2.46	8.043708	(16.01)		0.85
12/31/2014		27,610	2,947	1.30	9.075531	(6.03)		2.46	9.577076	(4.50)		0.85
12/31/2013		16,399	1,661	0.82	9.657680	(6.49)		2.46	10.028636	(4.73)	‡	0.85
JNL/MC Energy Sector Fund - Class A
12/31/2017		110,228	3,381	2.20	21.453373	5.46	‡	3.75	42.944881	(1.87)	‡	0.00
12/31/2016		111,069	3,266	2.00	23.275798	22.64		3.67	38.127356	26.14		0.85
12/31/2015		73,657	2,726	1.63	18.978638	(26.02)		3.67	30.226149	(23.91)		0.85
12/31/2014		71,624	2,012	1.24	25.654937	(13.59)		3.67	39.722883	(11.11)		0.85
12/31/2013		62,863	1,567	1.25	29.688434	20.83		3.67	44.689859	6.46	‡	0.85
JNL/MC European 30 Fund - Class A
12/31/2017		36,009	2,186	3.07	14.511059	20.33		2.80	18.792181	21.79	‡	0.00
12/31/2016		25,997	1,928	3.18	12.059427	(4.54)		2.80	14.160391	(2.66)		0.85
12/31/2015		31,683	2,279	1.99	12.632821	(4.65)		2.80	14.547985	(2.78)		0.85
12/31/2014		13,852	963	1.38	13.249537	(6.07)		2.80	14.963539	(11.61)	‡	0.85
12/31/2013		5,020	333	1.14	14.105397	3.12	‡	2.80	15.500182	23.00	‡	1.00
JNL/MC Financial Sector Fund - Class A
12/31/2017		113,825	6,790	0.96	10.998874	14.76	‡	3.75	22.017463	19.91	‡	0.00
12/31/2016		80,812	5,684	1.58	10.730800	20.32		3.10	15.901007	23.05		0.85
12/31/2015		52,080	4,502	1.19	8.918358	(4.14)		3.10	12.922062	(1.96)		0.85
12/31/2014		39,790	3,361	0.93	9.303494	9.61		3.10	13.180174	12.10		0.85
12/31/2013		33,962	3,234	0.92	8.487959	29.28		3.10	11.757276	5.19	‡	0.85
JNL/MC Healthcare Sector Fund - Class A
12/31/2017		240,877	7,827	0.88	20.666885	18.28		3.62	40.357668	20.49	‡	0.00
12/31/2016		191,888	7,553	1.81	17.472134	(7.23)		3.62	28.358986	(4.63)		0.85
12/31/2015		210,768	7,893	0.45	18.834232	2.79		3.62	29.736848	5.67		0.85
12/31/2014		132,507	5,236	0.58	18.323653	20.69		3.62	28.140272	24.08		0.85
12/31/2013		64,183	3,136	0.79	15.182719	35.88		3.62	22.679603	4.14	‡	0.85
JNL/MC Index 5 Fund - Class A
12/31/2017		89,323	5,603	0.00	14.094008	12.24		2.70	18.787723	14.40	‡	0.00
12/31/2016		82,231	5,868	0.00	12.556808	8.95		2.70	15.008102	6.13	‡	0.85
12/31/2015		71,785	5,654	1.80	11.525579	(4.09)		2.70	13.349777	(2.45)		1.00
12/31/2014		69,791	5,342	1.42	12.016786	2.50		2.70	13.684791	2.01	‡	1.00
12/31/2013		65,059	5,170	1.56	11.723567	20.45		2.70	12.824234	22.08		1.35

+		The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC DowSM Index Fund - Class A - April 24, 2017.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

82

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Industrials Sector Fund - Class A
12/31/2017	+	453	43	0.00	10.621508	4.89	‡	1.75	10.670000	6.70	‡	0.00
JNL/MC Information Technology Sector Fund - Class A
12/31/2017		194,490	11,446	0.62	12.682697	32.16		3.10	22.493419	31.97	‡	0.00
12/31/2016		124,001	9,848	0.71	9.596232	9.85		3.10	14.219481	12.34		0.85
12/31/2015		105,648	9,382	0.61	8.736021	1.22		3.10	12.657594	3.52		0.85
12/31/2014		72,883	6,681	0.69	8.630642	16.93		3.10	12.226668	19.59	‡	0.85
12/31/2013		46,277	5,053	0.73	7.381020	22.33		3.10	10.003673	24.93		1.00
JNL/MC International Index Fund - Class A
12/31/2017		114,681	5,615	2.94	14.043753	20.36		3.82	25.833624	21.43	‡	0.00
12/31/2016		78,742	4,761	0.25	11.668216	(2.97)		3.82	18.193618	(0.05)		0.85
12/31/2015		73,405	4,422	2.37	12.024823	(4.79)		3.82	18.202432	(1.92)		0.85
12/31/2014		61,638	3,631	3.52	12.630226	(9.60)		3.82	18.559333	(6.88)		0.85
12/31/2013		49,446	2,705	2.53	13.972251	16.88		3.82	19.930516	16.38	‡	0.85
JNL/MC JNL 5 Fund - Class A
12/31/2017		261,302	12,216	2.13	16.853040	13.08		3.36	26.292066	14.74	‡	0.00
12/31/2016		231,269	12,479	2.47	14.903776	8.48		3.36	19.413605	10.84		1.20
12/31/2015		239,192	14,272	2.63	13.738420	(6.22)		3.36	17.514230	(4.17)		1.20
12/31/2014		250,441	14,279	2.03	14.649591	7.65		3.36	18.276810	10.00		1.20
12/31/2013		262,164	16,407	2.59	13.609160	27.33		3.36	16.615938	30.11		1.20
JNL/MC Materials Sector Fund - Class A
12/31/2017	+	641	60	0.00	10.624547	3.85	‡	2.00	10.680000	6.80	‡	0.00
JNL/MC MSCI KLD 400 Social Index Fund - Class A
12/31/2017	+	706	63	1.18	11.132987	4.47	‡	2.17	11.222536	11.39	‡	1.00
JNL/MC MSCI World Index Fund - Class A
12/31/2017	+	771	35	0.00	20.453925	9.50	‡	1.80	28.540000	15.69	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Industrials Sector Fund - Class A - September 25, 2017; JNL/MC Materials Sector Fund - Class A - September 25, 2017; JNL/MC MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/MC MSCI World Index Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

83

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Nasdaq 100 Index Fund - Class A
12/31/2017		120,499	4,002	0.34	25.050105	28.43		2.82	36.384038	26.92	‡	0.00
12/31/2016		62,959	2,740	0.99	19.505068	4.94		2.82	24.822033	7.03		0.85
12/31/2015		50,366	2,333	0.56	18.586349	(1.39)		2.82	23.192699	0.58		0.85
12/31/2014		44,616	2,080	0.23	18.847701	15.14		2.82	23.060016	17.43		0.85
12/31/2013		19,932	1,086	0.88	16.368926	37.18		2.82	19.636541	13.84	‡	0.85
JNL/MC Pacific Rim 30 Fund - Class A
12/31/2017		22,205	1,036	3.31	18.882333	19.88		2.77	24.383425	20.15	‡	0.00
12/31/2016		16,273	927	2.01	15.750841	6.62		2.77	18.447751	8.68		0.85
12/31/2015		16,987	1,046	2.35	14.773234	2.10		2.77	16.974580	4.08		0.85
12/31/2014		8,811	562	2.56	14.469323	0.39		2.77	16.309206	(8.95)	‡	0.85
12/31/2013		6,356	414	3.78	14.412854	9.58		2.77	15.811938	11.54		1.00
JNL/MC Real Estate Sector Fund - Class A
12/31/2017	+	1,160	114	0.00	10.168484	2.52	‡	2.32	10.230000	2.30	‡	0.00
JNL/MC S&P 1500 Growth Index Fund - Class A
12/31/2017	+	677	63	0.00	10.682845	1.70	‡	2.05	10.740000	7.40	‡	0.00
JNL/MC S&P 1500 Value Index Fund - Class A
12/31/2017	+	972	91	0.00	10.654052	4.69	‡	1.65	10.700000	7.00	‡	0.00
JNL/MC S&P 24 Fund - Class A
12/31/2017	#	—	—	1.38	12.785648	1.27		2.70	16.629122	2.17	‡	0.30
12/31/2016		26,775	1,874	1.06	12.624733	0.07		2.70	15.128682	1.78		1.00
12/31/2015		29,558	2,098	1.63	12.615395	(10.73)		2.70	14.864081	(9.30)	‡	1.00
12/31/2014		5,163	331	0.87	14.132220	2.38		2.70	16.087525	3.93		1.20
12/31/2013		3,874	257	0.97	13.803245	36.77		2.70	15.479858	8.15	‡	1.20
JNL/MC S&P 400 MidCap Index Fund - Class A
12/31/2017		204,964	5,987	0.99	23.502232	11.34		3.82	43.233329	14.60	‡	0.00
12/31/2016		161,716	5,405	0.17	21.107709	15.63		3.82	32.912709	19.11		0.85
12/31/2015		112,335	4,454	0.98	18.254028	(6.33)		3.82	27.632298	(3.51)		0.85
12/31/2014		91,315	3,482	0.93	19.488282	5.14		3.82	28.637327	8.31	‡	0.85
12/31/2013		75,340	3,105	0.93	18.535898	28.01		3.82	25.970550	31.67		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Real Estate Sector Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Value Index Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through April 24, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

84

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC S&P 500 Index Fund - Class A
12/31/2017		567,214	24,338	1.40	16.000802	16.63		3.82	29.433621	19.37	‡	0.00
12/31/2016		395,433	20,328	0.13	13.718790	7.21		3.82	21.390969	10.43		0.85
12/31/2015		306,397	17,304	1.51	12.796770	(2.91)		3.82	19.370958	0.02		0.85
12/31/2014		259,697	14,604	1.37	13.180009	8.83		3.82	19.367215	12.11	‡	0.85
12/31/2013		205,436	12,934	1.35	12.110445	26.71		3.82	16.967550	30.33		1.00
JNL/MC S&P SMid 60 Fund - Class A
12/31/2017		30,497	1,570	0.65	16.753026	(4.91)		2.80	22.583860	(1.90)	‡	0.00
12/31/2016		39,457	1,968	0.96	17.617522	30.70		2.80	21.271877	19.71	‡	0.85
12/31/2015		15,746	1,042	2.61	13.479578	(7.68)		2.80	15.756157	(6.00)		1.00
12/31/2014		18,732	1,168	0.64	14.600272	0.64		2.80	16.761660	2.47		1.00
12/31/2013		13,174	837	1.74	14.507118	33.11		2.80	16.357605	35.54		1.00
JNL/MC Small Cap Index Fund - Class A
12/31/2017		152,687	5,131	0.85	20.408776	8.61		3.82	37.542339	14.20	‡	0.00
12/31/2016		123,370	4,625	0.50	18.790090	21.16		3.82	29.298551	24.81		0.85
12/31/2015		88,288	4,112	0.67	15.508081	(8.14)		3.82	23.475290	(5.37)		0.85
12/31/2014		74,714	3,286	1.00	16.881594	0.73		3.82	24.806591	3.77		0.85
12/31/2013		72,482	3,306	1.27	16.759446	33.25		3.82	23.906405	28.62	‡	0.85
JNL/MC Telecommunications Sector Fund - Class A
12/31/2017		11,815	1,208	3.33	6.411690	(1.89)	‡	3.75	12.834789	2.12	‡	0.00
12/31/2016		13,656	1,421	2.73	7.256261	19.84		3.06	10.682603	22.51		0.85
12/31/2015		11,240	1,447	3.61	6.054948	(0.37)		3.06	8.719714	1.86		0.85
12/31/2014		12,293	1,608	2.93	6.077288	2.34		3.06	8.560594	1.89	‡	0.85
12/31/2013		9,606	1,311	2.43	5.938096	17.37		3.06	8.005423	19.81		1.00
JNL/MC Utilities Sector Fund - Class A
12/31/2017		5,003	352	2.42	14.098546	10.23		1.25	14.944341	11.62	‡	0.00
12/31/2016		4,477	348	1.95	12.789734	15.36		1.25	12.977709	15.82		0.85
12/31/2015		3,031	272	1.33	11.086493	(6.58)		1.25	11.204632	(6.21)		0.85
12/31/2014		3,141	264	0.00	11.867462	24.63		1.25	11.946040	13.01	‡	0.85
12/31/2013	+	271	28	5.42	9.521931	(2.91)	‡	1.25	9.537029	(3.95)	‡	1.00
JNL/MFS Mid Cap Value Fund - Class A
12/31/2017		81,851	3,584	1.27	18.776022	9.63		3.06	26.629825	11.07	‡	0.30
12/31/2016		73,927	3,613	0.00	17.127479	10.17		3.06	21.651742	12.40	‡	1.05
12/31/2015		65,900	3,608	0.61	15.546390	(11.70)		3.06	18.957723	(10.04)		1.20
12/31/2014		64,650	3,178	0.89	17.606617	9.72		3.06	21.074348	11.78		1.20
12/31/2013		42,939	2,353	0.42	16.046163	28.73		3.06	18.852593	31.15		1.20
JNL/MMRS Conservative Fund - Class A
12/31/2017		19,664	1,731	0.00	11.280288	9.42		1.25	11.810000	9.76	‡	0.00
12/31/2016		18,985	1,832	0.00	10.309578	2.71		1.25	10.420265	(1.80)	‡	0.85
12/31/2015		19,204	1,907	0.00	10.037407	(3.50)		1.25	10.079561	(3.26)		1.00
12/31/2014	+	1,848	178	0.00	10.401642	3.05	‡	1.25	10.419247	3.10	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Utilities Sector Fund - Class A - April 29, 2013; JNL/MMRS Conservative Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

85

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MMRS Growth Fund - Class A
12/31/2017		1,721	146	0.00	11.719664	19.86		1.25	12.270000	19.13	‡	0.00
12/31/2016		1,395	142	0.00	9.777668	1.37		1.25	9.843266	1.62		1.00
12/31/2015		1,231	127	0.00	9.645712	(6.82)		1.25	9.686243	(6.59)		1.00
12/31/2014	+	168	16	0.00	10.352069	(0.37)	‡	1.25	10.369613	1.45	‡	1.00
JNL/MMRS Moderate Fund - Class A
12/31/2017		8,765	766	0.00	11.356712	14.12		1.25	11.890000	14.11	‡	0.00
12/31/2016		8,039	804	0.00	9.951757	1.83		1.25	10.058757	2.24		0.85
12/31/2015		7,804	796	0.00	9.773015	(5.77)		1.25	9.838769	(6.95)	‡	0.85
12/31/2014	+	680	66	0.00	10.371899	0.21	‡	1.25	10.389448	2.60	‡	1.00
JNL/Morgan Stanley Mid Cap Growth Fund - Class A
12/31/2017	#	—	—	0.00	11.665282	12.99		2.45	12.981803	6.62	‡	0.30
12/31/2016		8,854	822	0.00	10.324367	(10.23)		2.45	10.944442	(9.10)		1.20
12/31/2015		10,796	909	0.00	11.500987	(6.64)		2.45	12.040674	(8.14)	‡	1.20
12/31/2014		7,084	562	0.00	12.318387	(2.81)		2.45	12.685568	(1.73)		1.35
12/31/2013		3,787	294	0.00	12.674195	34.40		2.45	12.909203	35.88		1.35
JNL/Neuberger Berman Currency Fund - Class A
12/31/2017		753	76	0.00	9.825031	0.99		1.25	10.498059	2.04	‡	0.00
12/31/2016		857	87	2.24	9.728964	(2.82)		1.25	9.834163	(2.58)		1.00
12/31/2015		736	73	1.84	10.011404	0.62		1.25	10.094468	0.88		1.00
12/31/2014		744	74	0.00	9.949288	2.08		1.25	10.006806	2.34		1.00
12/31/2013		622	64	1.42	9.746259	(3.13)		1.25	9.778111	(2.89)		1.00
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
12/31/2017		582	87	19.42	6.595344	5.07		1.25	6.904902	3.52	‡	0.00
12/31/2016		491	78	0.00	6.276822	10.51		1.25	6.344154	10.95		0.85
12/31/2015		434	76	0.00	5.679845	(26.00)		1.25	5.717924	0.15	‡	0.85
12/31/2014	+	126	16	0.00	7.675001	(22.03)	‡	1.25	7.687721	(22.75)	‡	1.00
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2017		47,868	4,214	3.06	10.816984	4.33		2.32	12.335934	6.27	‡	0.00
12/31/2016		37,706	3,505	3.25	10.368167	3.49		2.32	11.026433	2.00	‡	1.00
12/31/2015		33,382	3,237	1.33	10.018393	(3.50)		2.32	10.438491	(2.42)		1.20
12/31/2014		30,886	2,914	1.03	10.381966	2.49		2.32	10.696824	3.65	‡	1.20
12/31/2013		10,544	1,028	0.23	10.130188	(2.89)	‡	2.32	10.311970	1.46	‡	1.25
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2017		7,403	712	3.89	10.267861	3.65		1.25	11.052842	4.43	‡	0.00
12/31/2016		8,030	803	0.47	9.906424	2.18		1.25	10.102616	2.59		0.85
12/31/2015		9,104	932	1.17	9.695055	(4.16)		1.25	9.847698	(3.78)		0.85
12/31/2014		6,133	603	0.94	10.116375	(2.30)		1.25	10.234637	(1.91)		0.85
12/31/2013		3,463	333	0.01	10.354499	2.06		1.25	10.433734	2.47		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MMRS Growth Fund - Class A - April 28, 2014; JNL/MMRS Moderate Fund - Class A - April 28, 2014; JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through April 24, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

86

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2017		1,952	168	0.08	11.545594	39.53		1.25	11.938027	36.59	‡	0.00
12/31/2016		632	76	0.00	8.274732	(1.70)		1.25	8.330418	(1.31)		0.85
12/31/2015	+	343	41	0.00	8.418188	(13.17)	‡	1.25	8.441103	(12.50)	‡	0.85
JNL/Oppenheimer Global Growth Fund - Class A
12/31/2017		142,339	5,665	0.80	18.656154	31.74		3.30	30.756465	31.09	‡	0.30
12/31/2016		93,710	5,015	0.62	14.161051	(3.14)		3.30	19.989266	(0.99)		1.10
12/31/2015		83,341	4,415	0.92	14.620129	0.43		3.30	20.189406	2.66		1.10
12/31/2014		56,345	3,057	0.59	14.557493	(1.40)		3.30	19.665443	0.79		1.10
12/31/2013		47,210	2,571	1.01	14.764434	22.14		3.30	19.510969	24.86		1.10
JNL/PIMCO Credit Income Fund - Class A
12/31/2017		23,680	2,029	2.01	11.090074	0.01	‡	2.32	12.716528	6.50	‡	0.00
12/31/2016		11,667	1,051	1.29	10.693574	(1.09)	‡	2.16	11.402639	5.44		0.85
12/31/2015		4,737	441	2.27	10.331816	(1.35)	‡	2.02	10.814407	(1.78)		0.85
12/31/2014		2,599	237	0.06	10.884006	6.28		1.25	11.010872	6.70		0.85
12/31/2013		1,124	109	1.99	10.241175	(2.92)		1.25	10.319164	(0.55)	‡	0.85
JNL/PIMCO Income Fund - Class A
12/31/2017	+	4,780	476	0.00	10.009319	0.10	‡	2.32	10.070000	0.70	‡	0.00
JNL/PIMCO Real Return Fund - Class A
12/31/2017		79,954	5,825	0.00	11.699822	0.15		2.92	16.108944	2.47	‡	0.00
12/31/2016		76,201	5,656	5.89	11.682365	2.15		2.92	14.355144	4.28		0.85
12/31/2015		75,850	5,853	3.69	11.436394	(5.89)		2.92	13.765763	(3.92)		0.85
12/31/2014		82,537	6,086	0.73	12.152589	0.32		2.92	14.328127	2.42		0.85
12/31/2013		80,705	6,059	1.21	12.113850	(11.74)		2.92	13.989820	(10.80)	‡	0.85
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2017		94,067	8,215	3.31	10.367137	0.08		2.81	12.619097	2.54	‡	0.00
12/31/2016		90,103	7,988	4.50	10.358919	6.39		2.81	11.651029	8.49		0.85
12/31/2015		76,164	7,290	3.82	9.736350	(4.02)		2.81	10.738827	(2.12)		0.85
12/31/2014		78,107	7,274	2.48	10.143632	(2.56)		2.81	10.970883	(0.63)		0.85
12/31/2013		55,347	5,104	2.32	10.410476	1.43		2.81	11.040930	2.52	‡	0.85
JNL/PPM America High Yield Bond Fund - Class A
12/31/2017		120,557	5,526	5.90	15.835365	4.26		3.06	29.053405	6.23	‡	0.00
12/31/2016		111,261	5,457	0.18	15.188572	13.51		3.06	23.029246	16.04		0.85
12/31/2015		88,965	5,029	5.67	13.380499	(9.69)		3.06	19.845535	(7.67)		0.85
12/31/2014		106,798	5,576	6.12	14.816619	(2.89)		3.06	21.495176	(0.72)		0.85
12/31/2013		89,003	4,628	6.48	15.257323	4.94		3.06	21.650695	4.03	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Oppenheimer Emerging Markets Innovator Fund - Class A - April 27, 2015; JNL/PIMCO Income Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

87

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Long Short Credit Fund - Class A
12/31/2017		975	92	4.04	10.497411	2.50		1.25	11.128123	3.09	‡	0.00
12/31/2016		861	83	12.73	10.241589	9.75		1.25	10.392997	10.18		0.85
12/31/2015		514	55	3.29	9.332169	(4.94)		1.25	9.432437	(4.56)		0.85
12/31/2014		476	48	1.97	9.816721	(2.66)		1.25	9.882596	(2.27)		0.85
12/31/2013	+	257	25	0.00	10.084773	3.04	‡	1.25	10.111911	1.41	‡	0.85
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2017		37,794	1,801	0.64	18.373875	9.31		2.77	24.069890	11.60	‡	0.00
12/31/2016		34,770	1,839	0.61	16.809644	23.94		2.77	19.884754	26.34		0.85
12/31/2015		18,514	1,230	0.73	13.562701	(10.57)		2.77	15.739543	(8.84)		0.85
12/31/2014		17,365	1,046	0.61	15.166470	7.43		2.77	17.265994	9.51		0.85
12/31/2013		10,913	719	0.57	14.117385	37.23		2.77	15.766040	13.21	‡	0.85
JNL/PPM America Small Cap Value Fund - Class A
12/31/2017		67,563	3,066	0.37	19.891695	14.21		2.56	24.792771	16.93	‡	0.30
12/31/2016		50,725	2,659	0.05	17.416394	27.26		2.56	19.616787	29.00		1.20
12/31/2015		27,059	1,825	0.71	13.685427	(5.93)		2.56	15.206775	(4.64)		1.20
12/31/2014		12,126	775	0.29	14.548215	3.18		2.56	15.947097	4.59		1.20
12/31/2013		8,596	573	0.39	14.100486	33.88		2.56	15.247512	35.72		1.20
JNL/PPM America Total Return Fund - Class A
12/31/2017		25,248	1,501	2.42	15.400548	1.89		2.32	18.977948	4.10	‡	0.00
12/31/2016	+	19,420	1,192	4.33	15.114920	3.26	‡	2.32	17.002568	2.74	‡	0.85
JNL/PPM America Value Equity Fund - Class A
12/31/2017		15,295	461	1.37	22.137853	10.90		3.62	46.929974	13.30	‡	0.30
12/31/2016		11,881	413	2.05	19.962828	17.31		3.62	33.364029	20.11		1.25
12/31/2015		8,505	363	0.00	17.017675	(11.95)		3.62	27.777385	(9.83)		1.25
12/31/2014		9,690	374	5.14	19.326464	8.50		3.62	30.807024	11.10		1.25
12/31/2013		7,682	339	1.34	17.812896	35.24		3.62	27.729282	38.49		1.25
JNL/Red Rocks Listed Private Equity Fund - Class A
12/31/2017	#	—	—	3.65	17.135808	22.92		2.62	21.671261	22.11	‡	0.00
12/31/2016		24,100	1,547	4.34	13.940101	5.43		2.62	16.127133	7.30		0.85
12/31/2015		25,383	1,743	5.80	13.222673	(2.99)		2.62	15.029479	(1.25)		0.85
12/31/2014		24,826	1,680	7.27	13.629676	(1.98)		2.62	15.220300	(0.23)		0.85
12/31/2013		22,471	1,516	9.56	13.905517	38.00		2.62	15.255883	40.46		0.85
JNL/S&P 4 Fund - Class A
12/31/2017		511,544	22,079	0.00	19.892760	12.03		2.95	26.777310	14.21	‡	0.00
12/31/2016		480,088	23,595	0.00	17.756479	7.09		2.95	21.484971	9.36		0.85
12/31/2015		409,478	21,910	5.32	16.580961	(7.81)		2.95	19.646838	(5.85)		0.85
12/31/2014		314,115	15,734	2.42	17.984681	11.08		2.95	20.867188	13.43		0.85
12/31/2013		167,200	9,461	0.84	16.191433	39.46		2.95	18.396101	24.81	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Long Short Credit Fund - Class A - April 29, 2013; JNL/PPM America Total Return Fund - Class A - April 25, 2016.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

88

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Competitive Advantage Fund - Class A
12/31/2017		56,464	2,211	1.29	22.686217	16.58		2.62	29.538887	17.46	‡	0.00
12/31/2016		68,526	3,176	1.00	19.459955	2.97		2.62	22.851206	4.80		0.85
12/31/2015		63,579	3,072	0.80	18.898667	(1.43)		2.62	21.803786	0.33		0.85
12/31/2014		43,253	2,092	0.32	19.172507	7.21		2.62	21.731617	10.06	‡	0.85
12/31/2013		32,333	1,696	0.80	17.883030	39.24		2.62	19.494925	23.34	‡	1.20
JNL/S&P Dividend Income & Growth Fund - Class A
12/31/2017		291,182	12,764	2.75	18.130528	7.80	‡	3.75	26.458921	11.68	‡	0.00
12/31/2016		307,479	14,926	2.54	18.646034	14.71		2.61	21.875403	16.74		0.85
12/31/2015		188,179	10,617	2.47	16.255184	(1.91)		2.61	18.738663	(0.17)		0.85
12/31/2014		182,015	10,200	1.50	16.571231	10.77		2.61	18.769706	6.16	‡	0.85
12/31/2013		129,777	8,150	2.03	14.960387	27.41		2.61	16.299350	29.22		1.20
JNL/S&P International 5 Fund - Class A
12/31/2017		3,912	304	10.73	12.802519	31.44		1.25	13.340077	28.52	‡	0.00
12/31/2016		1,893	194	3.80	9.739920	6.93		1.25	9.829925	7.36		0.85
12/31/2015		1,738	190	1.12	9.108275	(3.36)		1.25	9.155836	(8.43)	‡	0.85
12/31/2014	+	142	15	0.00	9.425269	(1.93)	‡	1.25	9.432305	2.84	‡	1.00
JNL/S&P Intrinsic Value Fund - Class A
12/31/2017		59,146	2,586	2.62	18.177457	9.88	‡	3.75	26.527536	16.16	‡	0.00
12/31/2016		56,749	2,913	2.62	17.542631	2.53		2.65	20.650541	4.38		0.85
12/31/2015		59,765	3,189	1.09	17.109588	(16.09)		2.65	19.783427	(14.57)		0.85
12/31/2014		59,875	2,720	0.83	20.390385	14.96		2.65	23.157493	13.83	‡	0.85
12/31/2013		36,298	1,916	1.05	17.737411	46.03		2.65	19.311174	48.09		1.25
JNL/S&P Managed Aggressive Growth Fund - Class A
12/31/2017		157,774	6,250	0.00	17.294992	19.06		3.47	32.325636	20.37	‡	0.30
12/31/2016		130,472	6,298	0.00	14.526331	2.39		3.47	22.224036	4.74		1.20
12/31/2015		135,512	6,882	0.00	14.186639	(3.64)		3.47	21.218489	(1.42)		1.20
12/31/2014		135,815	6,774	0.48	14.722139	2.94		3.47	21.525177	5.31		1.20
12/31/2013		121,398	6,367	0.77	14.301457	21.48		3.47	20.440770	24.27		1.20
JNL/S&P Managed Conservative Fund - Class A
12/31/2017		126,822	8,895	0.00	11.884826	3.78		2.92	16.810754	5.96	‡	0.30
12/31/2016		135,240	10,004	0.00	11.451893	2.00		2.92	14.134589	3.77		1.20
12/31/2015		142,097	10,875	0.00	11.227064	(4.40)		2.92	13.621413	(2.74)		1.20
12/31/2014		146,026	10,833	0.30	11.743388	0.15		2.92	14.004861	1.89		1.20
12/31/2013		143,689	10,837	0.58	11.725503	1.51		2.92	13.745057	3.27		1.20
JNL/S&P Managed Growth Fund - Class A
12/31/2017		397,279	15,972	0.00	16.311581	16.70		3.67	31.715000	18.51	‡	0.30
12/31/2016		347,472	16,703	0.00	13.977122	2.11		3.67	22.200317	4.65		1.20
12/31/2015		339,937	17,079	0.00	13.688595	(3.80)		3.67	21.212985	(1.39)		1.20
12/31/2014		339,783	16,781	0.54	14.229284	1.83		3.67	21.512865	4.37		1.20
12/31/2013		298,547	15,340	0.90	13.974207	18.17		3.67	20.611744	21.12		1.20

+		The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P International 5 Fund - Class A - September 15, 2014.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

89

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Moderate Fund - Class A
12/31/2017		291,602	17,470	0.00	13.600323	7.83		3.06	19.597145	9.90	‡	0.30
12/31/2016		286,630	18,847	0.00	12.613225	2.38		3.06	15.837097	4.30		1.20
12/31/2015		280,867	19,230	0.00	12.320149	(4.11)		3.06	15.184807	(2.31)		1.20
12/31/2014		291,636	19,457	0.21	12.847889	0.84		3.06	15.543434	2.74		1.20
12/31/2013		264,135	18,062	0.46	12.740242	7.10		3.06	15.129153	9.11		1.20
JNL/S&P Managed Moderate Growth Fund - Class A
12/31/2017		473,768	21,223	0.00	14.346285	6.10	‡	3.75	28.344990	14.09	‡	0.30
12/31/2016		446,163	22,940	0.00	13.159547	1.84		3.62	20.705138	4.33		1.20
12/31/2015		443,578	23,737	0.00	12.921449	(4.29)		3.62	19.845710	(1.95)		1.20
12/31/2014		454,436	23,808	0.24	13.500712	0.79		3.62	20.239581	3.26		1.20
12/31/2013		403,506	21,809	0.51	13.394953	11.73		3.62	19.600872	14.46		1.20
JNL/S&P Mid 3 Fund - Class A
12/31/2017		21,729	1,697	1.95	12.305571	9.29		2.46	13.468597	10.49	‡	0.00
12/31/2016		18,664	1,612	1.58	11.259613	15.02		2.46	11.754901	16.90		0.85
12/31/2015		11,122	1,117	0.18	9.789655	(15.00)	‡	2.46	10.055207	(11.37)		0.85
12/31/2014	+	3,468	307	0.00	11.256496	4.70	‡	2.00	11.344547	12.03	‡	0.85
JNL/S&P Total Yield Fund - Class A
12/31/2017		38,778	1,885	2.12	17.952960	7.95		2.81	23.827561	11.36	‡	0.00
12/31/2016		40,780	2,175	1.92	16.630240	9.51		2.81	19.867993	11.67		0.85
12/31/2015		30,621	1,816	1.34	15.186258	(10.28)		2.81	17.791675	(8.51)		0.85
12/31/2014		33,313	1,800	0.99	16.926497	12.68		2.81	19.445569	7.26	‡	0.85
12/31/2013		17,480	1,080	1.26	15.021726	47.48		2.81	16.565974	49.87		1.20
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2017		4,441	453	0.80	9.715814	0.42		1.25	10.172085	1.58	‡	0.00
12/31/2016		4,548	467	0.77	9.674716	3.24		1.25	9.778751	3.65		0.85
12/31/2015		3,733	397	0.00	9.371504	(1.76)		1.25	9.434572	(1.36)		0.85
12/31/2014	+	1,767	185	0.00	9.538960	(3.96)	‡	1.25	9.564822	(1.11)	‡	0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2017		112,575	7,784	0.84	13.707053	4.42	‡	2.46	15.231685	13.45	‡	0.00
12/31/2016		39,493	3,079	0.30	12.734278	6.43		1.25	12.902902	6.86		0.85
12/31/2015		15,980	1,330	0.03	11.964387	3.21		1.25	12.074545	3.62		0.85
12/31/2014		3,540	305	1.16	11.592746	10.34		1.25	11.652775	10.78		0.85
12/31/2013	+	530	50	0.52	10.506294	5.33	‡	1.25	10.518513	2.62	‡	0.85
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2017		439,673	6,222	0.06	40.319717	28.40		4.00	99.698229	28.51	‡	0.00
12/31/2016		268,609	5,041	0.00	31.401944	(2.54)		4.00	62.074157	0.57		0.85
12/31/2015		259,476	4,907	0.00	32.220403	6.36		4.00	61.722195	9.76		0.85
12/31/2014		168,167	3,516	0.00	30.293957	4.45		4.00	56.232230	7.79		0.85
12/31/2013		149,250	3,368	0.08	29.004459	33.23		4.00	52.169036	28.82	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Mid 3 Fund - Class A - April 28, 2014; JNL/Scout Unconstrained Bond Fund - Class A - April 28, 2014; JNL/T. Rowe Price Capital Appreciation Fund - Class A - September 16, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

90

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2017		286,478	2,753	0.00	59.757125	19.60		4.00	138.056365	21.26	‡	0.30
12/31/2016		206,574	2,450	0.00	49.964507	1.93		4.00	93.572982	4.92		1.10
12/31/2015		199,716	2,485	0.00	49.019037	2.29		4.00	89.185169	5.30		1.10
12/31/2014		162,598	2,134	0.15	47.920519	8.40		4.00	84.694266	11.59		1.10
12/31/2013		131,138	1,919	0.00	44.205722	31.15		4.00	75.895422	35.01		1.10
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2017		63,060	6,143	1.46	8.716330	(1.65)		2.81	12.097722	1.04	‡	0.00
12/31/2016		62,320	6,082	1.28	8.862612	(1.37)		2.81	10.923690	0.57		0.85
12/31/2015		58,280	5,700	1.03	8.985961	(2.46)		2.81	10.861319	(0.53)		0.85
12/31/2014		47,459	4,599	1.15	9.212594	(2.36)		2.81	10.919162	(0.42)		0.85
12/31/2013		44,959	4,322	1.56	9.434969	(2.68)		2.81	10.965523	(0.59)	‡	0.85
JNL/T. Rowe Price Value Fund - Class A
12/31/2017		159,465	5,215	1.63	21.297250	14.52		3.60	40.190082	17.80	‡	0.00
12/31/2016		123,667	4,742	1.91	18.596791	6.94		3.60	29.383960	9.91		0.85
12/31/2015		103,769	4,354	0.83	17.389913	(5.31)		3.60	26.735011	(2.67)		0.85
12/31/2014		98,722	4,005	0.83	18.365119	9.25		3.60	27.469745	12.29		0.85
12/31/2013		74,023	3,345	1.25	16.810898	32.29		3.60	24.464134	21.30	‡	0.85
JNL/The Boston Company Equity Income Fund - Class A
12/31/2017		16,389	785	1.53	19.849689	6.05	‡	1.91	22.216941	14.91	‡	0.00
12/31/2016		14,423	790	1.01	18.067758	17.08		1.25	18.425261	17.55		0.85
12/31/2015		12,552	807	0.89	15.431350	(2.94)		1.25	15.674033	1.98	‡	0.85
12/31/2014		4,351	272	0.08	15.899410	9.69		1.25	16.015559	9.97		1.00
12/31/2013		2,481	171	1.71	14.494422	35.12		1.25	14.563853	35.46		1.00
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2017		1,779	121	0.71	14.529446	15.92		1.25	15.328862	16.84	‡	0.00
12/31/2016		1,404	111	0.64	12.533609	15.21		1.25	12.699433	13.44	‡	0.85
12/31/2015		861	79	0.21	10.879032	(2.64)		1.25	10.941439	(2.40)		1.00
12/31/2014		624	56	0.03	11.174001	2.23		1.25	11.210045	2.49		1.00
12/31/2013	+	135	12	0.00	10.930253	9.47	‡	1.25	10.938148	9.74	‡	1.00
JNL/VanEck International Gold Fund - Class A
12/31/2017		3,803	714	4.54	5.260464	12.00		1.25	5.620838	0.37	‡	0.00
12/31/2016		3,051	644	0.68	4.696920	51.16		1.25	4.778462	51.76		0.85
12/31/2015		1,398	447	3.67	3.107312	(27.51)		1.25	3.148663	(27.22)		0.85
12/31/2014		1,326	308	0.30	4.286291	(7.30)		1.25	4.325990	(6.92)		0.85
12/31/2013		672	145	0.23	4.623618	(48.54)		1.25	4.647816	(20.24)	‡	0.85
JNL/Vanguard Capital Growth Fund - Class A
12/31/2017	+	5,202	481	0.00	10.785004	0.79	‡	2.46	10.799750	8.54	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/The London Company Focused U.S. Equity Fund - Class A - September 16, 2013; JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

91

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Equity Income Fund - Class A
12/31/2017	+	4,693	442	0.00	10.595161	4.09	‡	2.32	10.670000	6.59	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2017	+	2,032	203	0.00	9.976475	(0.01)	‡	2.05	10.050000	0.30	‡	0.00
JNL/Vanguard Growth Allocation Fund - Class A
12/31/2017	+	1,600	153	0.00	10.435535	1.77	‡	2.00	10.490000	4.90	‡	0.00
JNL/Vanguard International Fund - Class A
12/31/2017	+	5,081	486	0.00	10.427752	2.46	‡	2.17	10.340000	4.87	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2017	+	3,427	326	0.00	10.445982	2.51	‡	2.46	10.450000	5.13	‡	0.00
JNL/Vanguard Moderate Allocation Fund - Class A
12/31/2017	+	4,460	438	0.00	10.175030	0.80	‡	2.07	10.230000	2.30	‡	0.00
JNL/Vanguard Moderate Growth Allocation Fund - Class A
12/31/2017	+	3,817	369	0.00	10.314270	1.38	‡	2.07	10.370000	3.70	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Equity Income Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Growth Allocation Fund - Class A - September 25, 2017; JNL/Vanguard International Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth Allocation Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

92

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2017	+	3,801	354	0.00	10.711928	2.49	‡	2.16	10.740174	7.72	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2017	+	4,836	452	0.00	10.662959	0.80	‡	2.46	10.710000	7.31	‡	0.00
JNL/WCM Focused International Equity Fund - Class A
12/31/2017		2,249	161	0.35	13.772552	30.02		1.25	14.530279	27.48	‡	0.00
12/31/2016		1,160	109	0.09	10.593039	(1.12)		1.25	10.733194	(0.73)		0.85
12/31/2015		779	72	0.03	10.713150	4.47		1.25	10.811670	4.89		0.85
12/31/2014		486	47	0.00	10.254878	(2.17)		1.25	10.307884	(1.46)	‡	0.85
12/31/2013	+	23	2	0.00	10.481868	6.50	‡	1.25	10.490219	2.57	‡	1.00
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2017		349	35	3.20	9.948469	4.26		1.25	10.284722	4.92	‡	0.00
12/31/2016		155	16	0.16	9.541545	1.38		1.25	9.579756	1.64		1.00
12/31/2015	+	33	4	0.00	9.411507	(6.10)	‡	1.25	9.425575	(5.93)	‡	1.00
JNL/WMC Balanced Fund - Class A
12/31/2017		398,490	8,367	1.43	31.100142	8.85		3.30	65.633219	11.83	‡	0.00
12/31/2016		319,121	7,473	1.39	28.572122	7.23		3.30	48.542438	9.88		0.85
12/31/2015		228,923	5,904	1.17	26.645724	(4.14)		3.30	44.176861	(1.76)		0.85
12/31/2014		214,173	5,422	1.34	27.796839	6.30		3.30	44.969905	8.93		0.85
12/31/2013		145,061	3,995	1.54	26.150020	15.46		3.30	41.281711	14.41	‡	0.85
JNL/WMC Government Money Market Fund - Class A
12/31/2017		67,399	5,724	0.12	8.072295	(2.88)		3.06	16.134201	0.13	‡	0.00
12/31/2016		76,889	6,479	0.00	8.311313	(3.00)		3.06	13.405339	(0.84)		0.85
12/31/2015		70,791	5,888	0.00	8.568705	(3.01)		3.06	13.519203	(0.85)		0.85
12/31/2014		67,667	5,497	0.00	8.834862	(3.01)		3.06	13.634433	(0.84)		0.85
12/31/2013		58,662	4,817	0.00	9.109248	(3.01)		3.06	13.750591	(0.37)	‡	0.85
JNL/WMC Value Fund - Class A
12/31/2017		55,522	1,482	1.69	27.255312	11.12		3.62	45.212441	14.47	‡	0.30
12/31/2016		49,470	1,502	1.08	24.528184	9.40		3.62	35.126838	12.19		1.10
12/31/2015		44,306	1,505	1.49	22.420084	(6.57)		3.62	31.310920	(4.18)		1.10
12/31/2014		44,081	1,429	1.45	23.995506	7.37		3.62	32.677119	10.11		1.10
12/31/2013		40,693	1,448	1.91	22.348000	26.39		3.62	29.676154	29.61		1.10

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/WCM Focused International Equity Fund - Class A - September 16, 2013; JNL/Westchester Capital Event Driven Fund - Class A - April 27, 2015.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

93

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

Note 1 - Organization

Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.
The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.
The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred sixty-eight (168) Investment Divisions during 2017, but currently contains one-hundred fifty-eight (158) Investment Divisions as of December 31, 2017. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2017:

Jackson Variable Series Trust
JG - Equity 100 Fund(1)
JG - Fixed Income 100 Fund(1)
JG - Growth Fund(1)
JG - Maximum Growth Fund(1)
JG - Moderate Growth Fund(1)
JNL Conservative Allocation Fund Class A(1)
JNL Institutional Alt 100 Fund Class A(1)
JNL Interest Rate Opportunities Fund Class A(1)
JNL Moderate Allocation Fund Class A(1)
JNL Real Assets Fund Class A(1)
JNL Tactical ETF Growth Fund Class A
JNL Tactical ETF Moderate Fund Class A
JNL Tactical ETF Moderate Growth Fund Class A
JNL/American Funds Global Growth Fund Class A
JNL/American Funds Growth Fund Class A
JNL/AQR Risk Parity Fund Class A
JNL/BlackRock Global Long Short Credit Fund Class A

JNL/DFA U.S. Small Cap Fund Class A
JNL/DoubleLine Total Return Fund Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Class A
JNL/Epoch Global Shareholder Yield Fund Class A
JNL/FAMCO Flex Core Covered Call Fund Class A
JNL/Lazard International Strategic Equity Fund Class A
JNL/Neuberger Berman Currency Fund Class A
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Class A
JNL/Nicholas Convertible Arbitrage Fund Class A
JNL/PIMCO Credit Income Fund Class A
JNL/PPM America Long Short Credit Fund Class A
JNL/T. Rowe Price Capital Appreciation Fund Class A
JNL/The Boston Company Equity Income Fund Class A
JNL/The London Company Focused U.S. Equity Fund Class A
JNL/VanEck International Gold Fund Class A
JNL/WCM Focused International Equity Fund Class A

JNL® Series Trust
JNL Aggressive Growth Allocation Fund Class A(1)
JNL Alt 65 Fund Class A(1)
JNL Growth Allocation Fund Class A(1)
JNL Institutional Alt 25 Fund Class A(1)
JNL Institutional Alt 35 Fund Class A1)
JNL Institutional Alt 50 Fund Class A(1)
JNL Moderate Growth Allocation Fund Class A(1)
JNL Multi-Manager Alternative Fund Class A
JNL Multi-Manager Mid Cap Fund Class A
JNL Multi-Manager Small Cap Growth Fund Class A
JNL Multi-Manager Small Cap Value Fund Class A
JNL/AB Dynamic Asset Allocation Fund Class A
JNL/American Funds Balanced Fund Class A
JNL/American Funds Blue Chip Income and Growth Fund Class A
JNL/American Funds Global Bond Fund Class A
JNL/American Funds Global Small Capitalization Fund Class A
JNL/American Funds Growth Allocation Fund Class A(1)
JNL/American Funds Growth-Income Fund Class A
JNL/American Funds International Fund Class A
JNL/American Funds Moderate Growth Allocation Fund Class A(1)
JNL/American Funds New World Fund Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund Class A
JNL/AQR Managed Futures Strategy Fund Class A
JNL/BlackRock Global Allocation Fund Class A
JNL/BlackRock Global Natural Resources Fund Class A
JNL/BlackRock Large Cap Select Growth Fund Class A

JNL/MC Index 5 Fund Class A(1)
JNL/MC Industrials Sector Fund Class A
JNL/MC International Index Fund Class A
JNL/MC Materials Sector Fund Class A
JNL/MC MSCI KLD 400 Social Index Fund Class A
JNL/MC Pacific Rim 30 Fund Class A
JNL/MC Real Estate Sector Fund Class A
JNL/MC S&P 1500 Growth Index Fund Class A
JNL/MC S&P 1500 Value Index Fund Class A
JNL/MC S&P 400 MidCap Index Fund Class A
JNL/MC S&P 500 Index Fund Class A
JNL/MC Small Cap Index Fund Class A
JNL/MC Utilities Sector Fund Class A
JNL/MFS Mid Cap Value Fund Class A
JNL/MMRS Conservative Fund Class A
JNL/MMRS Growth Fund Class A
JNL/MMRS Moderate Fund Class A
JNL/Morgan Stanley Mid Cap Growth Fund Class A
JNL/Neuberger Berman Strategic Income Fund Class A
JNL/Oppenheimer Emerging Markets Innovator Fund Class A
JNL/Oppenheimer Global Growth Fund Class A
JNL/PIMCO Income Fund Class A
JNL/PIMCO Real Return Fund Class A
JNL/PPM America Floating Rate Income Fund Class A
JNL/PPM America High Yield Bond Fund Class A
JNL/PPM America Mid Cap Value Fund Class A
JNL/PPM America Small Cap Value Fund Class A

94

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

JNL® Series Trust
JNL/Boston Partners Global Long Short Equity Fund Class A
JNL/Brookfield Global Infrastructure and MLP Fund Class A
JNL/Causeway International Value Select Fund Class A
JNL/ClearBridge Large Cap Growth Fund Class A
JNL/Crescent High Income Fund Class A
JNL/DFA Growth Allocation Fund Class A(1)
JNL/DFA Moderate Growth Allocation Fund Class A(1)
JNL/DFA U.S. Core Equity Fund Class A
JNL/DoubleLine Core Fixed Income Fund Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund Class A
JNL/FPA + DoubleLine Flexible Allocation Fund Class A
JNL/Franklin Templeton Founding Strategy Fund Class A(1)
JNL/Franklin Templeton Global Fund Class A
JNL/Franklin Templeton Global Multisector Bond Fund Class A
JNL/Franklin Templeton Income Fund Class A
JNL/Franklin Templeton International Small Cap Growth Fund Class A
JNL/Franklin Templeton Mutual Shares Fund Class A
JNL/Goldman Sachs Core Plus Bond Fund Class A
JNL/Goldman Sachs Emerging Markets Debt Fund Class A
JNL/GQG Emerging Markets Equity Fund Class A
JNL/Harris Oakmark Global Equity Fund Class A
JNL/Invesco China-India Fund Class A
JNL/Invesco Diversified Dividend Fund Class A
JNL/Invesco Global Real Estate Fund Class A
JNL/Invesco International Growth Fund Class A
JNL/Invesco Mid Cap Value Fund Class A
JNL/Invesco Small Cap Growth Fund Class A
JNL/JPMorgan MidCap Growth Fund Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A
JNL/Lazard Emerging Markets Fund Class A
JNL/MC 10 x 10 Fund Class A(1)
JNL/MC Bond Index Fund Class A
JNL/MC Consumer Staples Sector Fund Class A
JNL/MC Emerging Markets Index Fund Class A
JNL/MC European 30 Fund Class A

JNL/PPM America Total Return Fund Class A
JNL/PPM America Value Equity Fund Class A
JNL/Red Rocks Listed Private Equity Fund Class A
JNL/S&P 4 Fund Class A(1)
JNL/S&P Competitive Advantage Fund Class A
JNL/S&P Dividend Income & Growth Fund Class A
JNL/S&P International 5 Fund Class A
JNL/S&P Intrinsic Value Fund Class A
JNL/S&P Managed Aggressive Growth Fund Class A
JNL/S&P Managed Conservative Fund Class A
JNL/S&P Managed Growth Fund Class A
JNL/S&P Managed Moderate Fund Class A
JNL/S&P Managed Moderate Growth Fund Class A
JNL/S&P Mid 3 Fund Class A
JNL/S&P Total Yield Fund Class A
JNL/Scout Unconstrained Bond Fund Class A
JNL/T. Rowe Price Established Growth Fund Class A
JNL/T. Rowe Price Mid-Cap Growth Fund Class A
JNL/T. Rowe Price Short-Term Bond Fund Class A
JNL/T. Rowe Price Value Fund Class A
JNL/Vanguard Capital Growth Fund Class A
JNL/Vanguard Equity Income Fund Class A
JNL/Vanguard Global Bond Market Index Fund Class A(1)
JNL/Vanguard Growth Allocation Fund Class A
JNL/Vanguard International Fund Class A
JNL/Vanguard International Stock Market Index Fund Class A(1)
JNL/Vanguard Moderate Allocation Fund Class A
JNL/Vanguard Moderate Growth Allocation Fund Class A
JNL/Vanguard Small Company Growth Fund Class A
JNL/Vanguard U.S. Stock Market Index Fund Class A(1)
JNL/Westchester Capital Event Driven Fund Class A
JNL/WMC Balanced Fund Class A
JNL/WMC Government Money Market Fund Class A
JNL/WMC Value Fund Class A

JNL Variable Fund LLC
JNL/MC Consumer Discretionary Sector Fund Class A
JNL/MC DowSM Index Fund Class A
JNL/MC Energy Sector Fund Class A
JNL/MC Financial Sector Fund Class A
JNL/MC Healthcare Sector Fund Class A
JNL/MC Information Technology Sector Fund Class A

JNL/MC JNL 5 Fund Class A
JNL/MC MSCI World Index Fund Class A
JNL/MC Nasdaq 100 Index Fund Class A
JNL/MC S&P 24 Fund Class A
JNL/MC S&P SMid 60 Fund Class A
JNL/MC Telecommunications Sector Fund Class A

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust and JNL Variable Fund LLC. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.
The following Funds are sub-advised by an affiliate of Jackson during the year: JNL/PPM America Long Short Credit Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.
During the year ended December 31, 2017, the following Funds changed names effective April 24, 2017:

Prior Fund Name	Current Fund Name	Reason For Change
JNL/Capital Guardian Global Balanced Fund	JNL/American Funds Balanced Fund	Investment Strategy
JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Fund	Investment Strategy
JNL/Goldman Sachs Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund	Sub-Adviser Replacement
JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	Sub-Adviser Replacement

95

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

Prior Fund Name	Current Fund Name	Reason For Change
JNL/WMC Money Market Fund	JNL/WMC Government Money Market Fund	Investment Strategy

During the year ended December 31, 2017, the following Funds changed names effective September 25, 2017:
Prior Fund Name	Current Fund Name	Reason For Change
JG - Alt 100 Fund	JNL Institutional Alt 100 Fund	Naming Convention Update
JG - Conservative Fund	JNL Conservative Allocation Fund	Investment Strategy
JG - Interest Rate Opportunities Fund	JNL Interest Rate Opportunities Fund	Naming Convention Update
JG - Moderate Fund	JNL Moderate Allocation Fund	Investment Strategy
JG - Real Assets Fund	JNL Real Assets Fund	Naming Convention Update
JNL/American Funds Balanced Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	Investment Strategy
JNL/BlackRock Natural Resources Fund	JNL/BlackRock Global Natural Resources Fund	Investment Strategy
JNL/DFA Moderate Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	Naming Convention Update
JNL/DFA U.S. Micro Cap Fund	JNL/DFA U.S. Small Cap Fund	Investment Strategy
JNL Disciplined Moderate Fund	JNL Moderate Growth Allocation Fund	Investment Strategy
JNL Disciplined Moderate Growth Fund	JNL Growth Allocation Fund	Investment Strategy
JNL Disciplined Growth Fund	JNL Aggressive Growth Allocation Fund	Investment Strategy
JNL Institutional Alt 20 Fund	JNL Institutional Alt 25 Fund	Investment Strategy
JNL/MC Communications Sector Fund	JNL/MC Telecommunications Sector Fund	Naming Convention Update
JNL/MC Consumer Brands Sector Fund	JNL/MC Consumer Discretionary Sector Fund	Naming Convention Update
JNL/MC Global 30 Fund	JNL/MC MSCI World Index Fund	Investment Strategy
JNL/MC Nasdaq 100 Fund	JNL/MC Nasdaq 100 Index Fund	Naming Convention Update
JNL/MC Oil & Gas Sector Fund	JNL/MC Energy Sector Fund	Naming Convention Update
JNL/MC Technology Sector Fund	JNL/MC Information Technology Sector Fund	Naming Convention Update
JNL/PIMCO Total Return Bond Fund	JNL/DoubleLine Core Fixed Income Fund	Sub-Adviser Replacement
JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	Naming Convention Update
JNL Tactical ETF Moderate Fund	JNL Tactical ETF Moderate Growth Fund	Naming Convention Update
JNL/Van Eck International Gold Fund	JNL/VanEck International Gold Fund	Sub-Advisor Rebranding
During the year ended December 31, 2017, the following Fund acquisitions were completed for the corresponding Class A Funds. The Funds that were acquired during the year are no longer available as of December 31, 2017.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/MC S&P 24 Fund	JNL/MC JNL 5 Fund	April 24, 2017
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	April 24, 2017
JG - Equity 100 Fund	JNL Aggressive Growth Allocation Fund	September 25, 2017
JG - Fixed Income 100 Fund	JNL Conservative Allocation Fund	September 25, 2017
JG - Growth Fund	JNL Growth Allocation Fund	September 25, 2017
JG - Maximum Growth Fund	JNL Aggressive Growth Allocation Fund	September 25, 2017
JG - Moderate Growth Fund	JNL Moderate Growth Allocation Fund	September 25, 2017
JNL Alt 65 Fund	JNL Institutional Alt 50 Fund	September 25, 2017
JNL Institutional Alt 35 Fund	JNL Institutional Alt 25 Fund	September 25, 2017
JNL/Red Rocks Listed Private Equity Fund	JNL/Harris Oakmark Global Equity Fund	September 25, 2017

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain

96

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.
Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2017.
FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2017, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported net asset value (“NAV”) and as such are not included in the fair value hierarchy required under FASB ASC Topic 820, “Fair Value Measurement”. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment valued as a practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Note 3 - Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.
Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:
Contract Maintenance Charge. An annual contract maintenance charge of $30 - $35 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.
Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.
Surrender or Contingent Deferred Sales Charge. During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.42% to 0.72%, depending on the contract of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

97

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:
Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% - 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.
Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.30% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.
Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.
Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $118,654 and $81,082 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments from contract transactions.

Note 5 - Subsequent Events

Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.
Abbreviations
JG - JNAM Guidance
MC - Mellon Capital

98

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the JNLNY Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/KPMG LLP

We have served as the auditor of one or more of Jackson National Life Insurance Company's Separate Accounts since 1999.
Chicago, Illinois
March 29, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL/DFA U.S. Core Equity Fund - Class A
JNL Aggressive Growth Allocation Fund - Class A (1)
JNL Conservative Allocation Fund - Class A (1)
JNL Growth Allocation Fund - Class A (1)
JNL Institutional Alt 25 Fund - Class A (1)
JNL Institutional Alt 50 Fund - Class A
JNL Institutional Alt 100 Fund - Class A (1)
JNL Interest Rate Opportunities Fund - Class A (1)
JNL Moderate Allocation Fund - Class A (1)
JNL Moderate Growth Allocation Fund - Class A (1)
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Real Assets Fund - Class A (1)
JNL Tactical ETF Growth Fund - Class A
JNL Tactical ETF Moderate Fund - Class A (1)
JNL Tactical ETF Moderate Growth Fund - Class A (1)
JNL/AB Dynamic Asset Allocation Fund - Class A
JNL/American Funds Balanced Fund - Class A (1)
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Global Bond Fund - Class A
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds International Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A (1)
JNL/American Funds New World Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A (1)
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/AQR Risk Parity Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A

JNL/BlackRock Global Long Short Credit Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A (1)
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/Brookfield Global Infrastructure and MLP Fund - Class A
JNL/Causeway International Value Select Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A (1)
JNL/DoubleLine Core Fixed Income Fund - Class A (1)
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Total Return Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Epoch Global Shareholder Yield Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/Franklin Templeton Founding Strategy Fund - Class A
JNL/Franklin Templeton Global Fund - Class A (1)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton International Small Cap Growth Fund - Class A
JNL/Franklin Templeton Mutual Shares Fund - Class A
JNL/Goldman Sachs Core Plus Bond Fund - Class A
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Invesco China-India Fund - Class A
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco International Growth Fund - Class A
JNL/Invesco Mid Cap Value Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A

2

JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/Lazard Emerging Markets Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class A
JNL/MC 10 x 10 Fund - Class A
JNL/MC Bond Index Fund - Class A
JNL/MC Consumer Discretionary Sector Fund - Class A (1)
JNL/MC Emerging Markets Index Fund - Class A
JNL/MC Energy Sector Fund - Class A (1)
JNL/MC European 30 Fund - Class A
JNL/MC Financial Sector Fund - Class A
JNL/MC Healthcare Sector Fund - Class A
JNL/MC Index 5 Fund - Class A
JNL/MC Information Technology Sector Fund - Class A (1)
JNL/MC International Index Fund - Class A
JNL/MC JNL 5 Fund - Class A
JNL/MC Nasdaq 100 Index Fund - Class A (1)
JNL/MC Pacific Rim 30 Fund - Class A
JNL/MC S&P 400 MidCap Index Fund - Class A
JNL/MC S&P 500 Index Fund - Class A
JNL/MC S&P SMid 60 Fund - Class A
JNL/MC Small Cap Index Fund - Class A
JNL/MC Telecommunications Sector Fund - Class A (1)
JNL/MC Utilities Sector Fund - Class A
JNL/MFS Mid Cap Value Fund - Class A (1)
JNL/MMRS Conservative Fund - Class A
JNL/MMRS Growth Fund - Class A
JNL/MMRS Moderate Fund - Class A
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class A
JNL/PIMCO Credit Income Fund - Class A
JNL/PIMCO Real Return Fund - Class A

JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America Long Short Credit Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Value Equity Fund - Class A
JNL/S&P 4 Fund - Class A
JNL/S&P Competitive Advantage Fund - Class A
JNL/S&P Dividend Income & Growth Fund - Class A
JNL/S&P International 5 Fund - Class A
JNL/S&P Intrinsic Value Fund - Class A
JNL/S&P Managed Aggressive Growth Fund - Class A
JNL/S&P Managed Conservative Fund - Class A
JNL/S&P Managed Growth Fund - Class A
JNL/S&P Managed Moderate Fund - Class A
JNL/S&P Managed Moderate Growth Fund - Class A
JNL/S&P Mid 3 Fund - Class A
JNL/S&P Total Yield Fund - Class A
JNL/Scout Unconstrained Bond Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Value Fund - Class A
JNL/The Boston Company Equity Income Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/VanEck International Gold Fund - Class A (1)
JNL/WCM Focused International Equity Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class A
JNL/WMC Balanced Fund - Class A
JNL/WMC Government Money Market Fund - Class A (1)
JNL/WMC Value Fund - Class A

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from September 19, 2016 (inception) to December 31, 2016.

JNL Multi-Manager Mid Cap Fund - Class A

3

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes for the year ended December 31, 2017 and the period from April 25, 2016 (inception) to December 31, 2016.

JNL/Crescent High Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/PPM America Total Return Fund - Class A

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from April 24, 2017 (inception) to December 31, 2017.

JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A (1)
JNL/MC DowSM Index Fund - Class A

JNL/MC MSCI KLD 400 Social Index Fund - Class A
JNL/MC MSCI World Index Fund - Class A (1)

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from September 25, 2017 (inception) to December 31, 2017.

JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A
JNL/MC Consumer Staples Sector Fund - Class A
JNL/MC Industrials Sector Fund - Class A
JNL/MC Materials Sector Fund - Class A
JNL/MC Real Estate Sector Fund - Class A
JNL/MC S&P 1500 Growth Index Fund - Class A
JNL/MC S&P 1500 Value Index Fund - Class A
JNL/PIMCO Income Fund - Class A
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Equity Income Fund - Class A

JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Growth Allocation Fund - Class A
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard Moderate Allocation Fund - Class A
JNL/Vanguard Moderate Growth Allocation Fund - Class A
JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class A

Statement of operations for the period from January 1, 2017 to April 24, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to April 24, 2017 (closure) and the year ended December 31, 2016.

JNL/MC S&P 24 Fund - Class A
JNL/Morgan Stanley Mid Cap Growth Fund - Class A

Statement of operations for the period from January 1, 2017 to September 25, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to September 25, 2017 (closure) and the year ended December 31, 2016.

JG - Equity 100 Fund
JG - Fixed Income 100 Fund
JG - Growth Fund
JG - Maximum Growth Fund
JG - Moderate Growth Fund

JNL Alt 65 Fund - Class A
JNL Institutional Alt 35 Fund - Class A
JNL/Red Rocks Listed Private Equity Fund -
Class A

4

Statement of changes in net assets for the period from January 1, 2016 to April 25, 2016 (closure).

JNL/Capital Guardian Global Diversified Research Fund - Class A
JNL/Eastspring Investments Asia ex-Japan Fund - Class A
JNL/Invesco Large Cap Growth Fund - Class A
JNL/Capital Guardian Global Diversified Research Fund - Class A
JNL/MC Frontier Markets 100 Index Fund

(1) See Note 1 to the financial statements for the former name of the Investment Division.

5

APPENDIX B

Report of Independent Registered Public Accounting Firm
The stockholder and board of directors
Jackson National Life Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2017 and 2016, the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP
We have served as the Company's auditor since 1999.

Columbus, Ohio
March 21, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2017	2016
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2017 $1,112,968; 2016 $1,880,363)	$1,135,688	$1,914,604
Trading securities, at fair value	444	144
Policy loans	286	299
Total investments	1,136,418	1,915,047
Cash and cash equivalents	132,594	247,616
Accrued investment income	9,116	16,064
Deferred acquisition costs	54,835	52,578
Deferred sales inducements	2,258	2,524
Reinsurance recoverable, net	1,564,597	1,291,394
Income taxes receivable from Parent	6,784	71,962
Deferred income taxes, net	42,654	85,358
Separate account assets	11,673,333	9,638,780
Total assets	$14,622,589	$13,321,323

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$198,200	$193,182
Other contract holder funds	1,744,695	1,818,225
Payable to Parent	306,328	905,427
Deferred gain on reinsurance	218,728	243,115
Other liabilities	40,658	58,887
Separate account liabilities	11,673,333	9,638,780
Total liabilities	14,181,942	12,857,616

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	187,924	256,000
Accumulated other comprehensive income, net of
tax benefit of $3,015 in 2017 and $788 in 2016	17,614	20,167
Retained earnings	233,109	185,540
Total stockholder's equity	440,647	463,707
Total liabilities and stockholder's equity	$14,622,589	$13,321,323
See accompanying Notes to Financial Statements

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Revenues
Fee income	$27,145	$233,440	$213,379
Premium	10	(116,928)	(74,889)
Net investment income	47,768	80,199	78,753
Net realized losses on investments:
Total other-than-temporary impairments	(151)	(2,440)	(1,525)
Portion of other-than-temporary impairments included in
other comprehensive income	126	142	(32)
Net other-than-temporary impairments	(25)	(2,298)	(1,557)
Other investment gains	27,058	13,214	1,047
Total net realized gains (losses) on investments	27,033	10,916	(510)
Commission and expense allowance on reinsurance ceded	129,015	278,398	41
Amortization (deferral) of gain on reinsurance	24,387	(242,833)	94
Total revenues	255,358	243,192	216,868
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(1,561)	9,081	(15,068)
Interest credited on other contract holder funds, net of deferrals	19,438	40,743	38,637
Operating costs and other expenses, net of deferrals	141,351	72,685	70,004
Amortization of deferred acquisition and sales inducement costs	11,542	381,530	49,019
Total benefits and expenses	170,770	504,039	142,592
Pretax income (loss)	84,588	(260,847)	74,276
Income tax expense (benefit)	37,019	(112,630)	10,401
Net income (loss)	$47,569	$(148,217)	$63,875

See accompanying Notes to Financial Statements

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Net income (loss)	$47,569	$(148,217)	$63,875

Other comprehensive (loss) income, net of tax:
Net unrealized gains (losses) on securities not other-than-temporarily impaired (net of tax expense (benefit) of: 2017 $1,990; 2016 $(287); 2015 $(11,300))	5,278	(531)	(20,987)

Net unrealized (losses) gains on other-than-temporarily impaired securities (net of tax (benefit) expense of: 2017 $(39); 2016 $(42); 2015 $8)	(73)	(79)	16

Reclassification adjustment for losses included in net income (net of tax benefit of: 2017 $4,178; 2016 $1,435; 2015 $741)	(7,758)	(2,665)	(1,376)
Total other comprehensive loss	(2,553)	(3,275)	(22,347)
Comprehensive income (loss)	$45,016	$(151,492)	$41,528

See accompanying Notes to Financial Statements

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Stockholder's Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2014	$2,000	$256,000	$45,789	$269,882	$573,671

Net income	—	—	—	63,875	63,875
Change in unrealized investment gains
and losses, net of tax	—	—	(22,347)	—	(22,347)
Balances as of December 31, 2015	2,000	256,000	23,442	333,757	615,199

Net loss	—	—	—	(148,217)	(148,217)
Change in unrealized investment gains
and losses, net of tax	—	—	(3,275)	—	(3,275)
Balances as of December 31, 2016	2,000	256,000	20,167	185,540	463,707

Net income	—	—	—	47,569	47,569
Return of capital	—	(68,076)	—	—	(68,076)
Change in unrealized investment gains
and losses, net of tax	—	—	(2,553)	—	(2,553)
Balances as of December 31, 2017	$2,000	$187,924	$17,614	$233,109	$440,647

See accompanying Notes to Financial Statements

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Cash flows from operating activities:
Net income (loss)	$47,569	$(148,217)	$63,875
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
Net realized (gains) losses on investments	(27,033)	(10,916)	510
Interest credited on deposit liabilities, gross	39,724	40,802	38,692
Amortization of discount and premium on investments	(148)	(1,390)	(1,690)
Deferred income tax expense (benefit)	44,928	(107,707)	10,816
Change in:
Accrued investment income	6,948	572	(416)
Deferred sales inducements and acquisition costs	4,750	312,843	(35,359)
Trading portfolio activity, net	129	388	34
Income taxes receivable from/payable to Parent	(2,898)	(1,463)	(3,190)
Claims payable	1,376	1,929	279
Payable to/receivable from Parent	(143,832)	562	772
Other assets and liabilities, net	(3,931)	4,602	(11,341)
Net cash (used in) provided by operating activities	(32,418)	92,005	62,982

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales, maturities and repayments	225,628	465,187	205,307
Purchases	(193,838)	(540,398)	(310,554)
Other investing activities	(5,158)	1,723	2,820
Net cash provided by (used in) investing activities	26,632	(73,488)	(102,427)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,355,905	1,374,570	1,733,663
Withdrawals	(908,232)	(708,412)	(659,083)
Net transfers to separate accounts	(556,909)	(556,655)	(1,006,368)
Net cash (used in) provided by financing activities	(109,236)	109,503	68,212

Net (decrease) increase in cash and cash equivalents	(115,022)	128,020	28,767

Cash and cash equivalents, beginning of year	247,616	119,596	90,829
Total cash and cash equivalents, end of year	$132,594	$247,616	$119,596

Supplemental Cash Flow Information
Income tax (received from) paid to Parent	$(5,013)	$(3,461)	$2,775

See accompanying Notes to Financial Statements

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

1.	Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware, and Michigan.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain amounts in the 2016 notes to the financial statements have been reclassified to conform to the 2017 presentation.

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and 7) value of guaranteed benefits. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year

In January 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-01, “Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items,” which eliminates the concept of extraordinary items. Effective January 1, 2017, the Company adopted ASU No. 2015-01 with no impact on the Company’s financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. Effective January 1, 2017, the Company adopted ASU No. 2014-15 with no impact on the Company’s financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted

In February 2018, the FASB issued ASU No. 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income,” which provides an option to reclassify stranded tax effects within accumulated other comprehensive income (“AOCI”) to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (the “Tax Act”) is recorded.  ASU No. 2018-02 is effective for fiscal years beginning after December 15, 2018, and should be applied either in the period of adoption or

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

retrospectively to each period in which the effect of the change in the Tax Act is recognized. Early adoption is permitted.  The Company expects to adopt ASU No. 2018-02 effective January 1, 2018, which will result in the retrospective reclassification of $1.5 million of stranded tax effects from AOCI to retained earnings within the Company’s financial statements and disclosures.

In March 2017, the FASB issued ASU No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities,” which requires that certain premiums on callable debt securities be amortized to the earliest call date. ASU No. 2017-08 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-08 is not expected to have a material impact on the Company’s financial statements.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows - Restricted Cash,” which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. ASU No. 2016-18 is effective for annual periods beginning after December 15, 2018, and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2016-18 is not expected to have a material impact on the Company’s financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments,” which clarifies the classification of eight specific cash flow issues in an entity’s statement of cash flows where it was determined there is diversity in practice. ASU No. 2016-15 is effective for annual periods beginning after December 15, 2018, and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2016-15 is not expected to have a material impact on the Company’s financial statements, as the requirements are presentational only within the statement of cash flows.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing guidance for purchased credit deteriorated loans and debt securities. ASU No. 2016-13 is effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. The Company is currently assessing the impact of the guidance on the Company’s financial statements and disclosures.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. ASU No. 2016-01 is effective for annual periods beginning after December 15, 2017, and should be adopted in the financial statements through a cumulative effect adjustment to the beginning balance of retained earnings. Early adoption is generally not permitted, except as defined in the ASU. The adoption of ASU No. 2016-01 will not have a material impact on the Company’s financial statements and disclosures.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customer,” which specifies the accounting treatment for all revenue arising from contracts with customers, and creates a new Topic 606 in the FASB Accounting Standards Codification. This standard, together with subsequent amendments to Topic 606, establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. The FASB defines a five-step process which systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. This guidance does not apply to contracts within the scope of Accounting Standards Codification

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Topic 944, “Financial Services - Insurance.” ASU No. 2014-09 is effective retrospectively for period beginning after December 15, 2017. For those revenue streams within the scope of this Standard, there is no change to the timing of revenue recognition and, therefore, there is no impact on the Company’s financial statements. Upon adoption, the Company will include the required additional disclosures, where applicable.

Variable Annuity Reinsurance Agreement Amendment
Effective December 31, 2016, Jackson-NY amended its variable annuity reinsurance agreement with Jackson.

Prior to the amendment, the agreement ceded to Jackson 90% of the guaranteed minimum withdrawal benefits liability associated with variable annuity contracts issued by Jackson-NY. The purpose of the amendment is to transfer to Jackson 90% of the total variable annuity contract risk associated with variable annuities issued by Jackson-NY. This transfer allows for better alignment with risk mitigation strategies employed at the parent company level.

The amendment of the treaty allows for 90% of the entire variable annuity contract to be ceded to Jackson on a coinsurance basis (modified coinsurance for Separate Account liabilities) and covers all existing and future issues of variable annuity contracts issued by Jackson-NY.

This transaction resulted in a deferred gain of $242.9 million, ceded reserves of $1,148.9 million, which were reported in reinsurance recoverable, net and a payable to parent of $905.9 million. Additionally, as the underlying business is no longer retained, deferred acquisition costs of $341.0 million and deferred sales inducements of $0.7 million were written off. The deferred gain will be amortized into income over the life of the business, which is estimated to be 10 years.

The amendment was “non-disapproved” by the insurance departments of Michigan and New York, and the payable to parent was settled in 2017, through a transfer of $762.3 million in securities and the remainder in cash.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $12.7 million and $15.6 million as of December 31, 2017 and 2016, respectively.

Fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Jackson-NY’s guaranteed minimum income benefit (“GMIB”) book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value. Guaranteed minimum withdrawal benefits (“GMWB”) associated with variable annuities are reinsured through the contract that Jackson-NY has with its Parent. The direct GMWB reserve and related ceded reserves are also considered an embedded derivative and are carried at fair value. Further details regarding the fair values of these items are included in Note 4 and details regarding the reinsurance agreement are included in Note 6. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2017 and 2016, deferred acquisition costs decreased by $7.8 million and $14.3 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 7.4%, after investment management fees for both 2017 and 2016. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2017 and 2016, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor. At December 31, 2017 and 2016, projected returns after the next five years were set at 7.4%.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2017 and 2015. As a result of the previously mentioned amended reinsurance agreement, deferred acquisition costs of $341.0 million were written off in 2016, as the business is no longer retained.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2017 and 2016, deferred sales inducements decreased by $0.3 million and $0.5 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2017 and 2015. As a result of the previously mentioned amended reinsurance agreement, deferred sales inducements of $0.7 million were written off in 2016, as the underlying business is no longer retained.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers.  Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson, Brooke Life, and Squire Reassurance Company II, Inc.. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Payable to Parent
As a result of the previously mentioned amended reinsurance agreement, the net payment of $905.9 million was reported as a payable to parent at December 31, 2016 and settled in 2017.

Deferred Gain on Reinsurance
As discussed above, Jackson-NY amended its variable annuity reinsurance agreement with Jackson in 2016. The original agreement resulted in a deferred gain of $0.9 million in 2009, which is being amortized into income over the life of the business. The reinsurance agreement amendment in 2016 resulted in an initial gain to Jackson-NY of $242.9 million, which was deferred and will be amortized into income over the life of the business.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 3.5% to 6.0%. Lapse, mortality, and expense assumptions are based primarily on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 21, 2018, which is the date the financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2017, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2017, the carrying value of investments rated by the Company’s affiliated investment advisor was nil. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2017
AAA	15.0%
AA	7.7%
A	35.2%
BBB	36.7%
Investment grade	94.6%
BB	3.2%
B and below	2.2%
Below investment grade	5.4%
Total fixed maturities	100.0%

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

At December 31, 2017, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 79% were investment grade, 4% were below investment grade and 17% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 27% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2017, the industries accounting for the larger percentage of unrealized losses included utility (27% of corporate gross unrealized losses) and consumer goods (14%). The largest unrealized loss related to a single corporate obligor was $249 thousand at December 31, 2017. At December 31, 2017 and 2016, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2017	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
U.S. government securities	$36,169	$11	$2,177	$34,003	$—
Other government securities	2,710	—	156	2,554	—
Public utilities	87,463	1,732	772	88,423	—
Corporate securities	743,833	21,740	2,118	763,455	—
Residential mortgage-backed	30,436	1,548	221	31,763	(1,269)
Commercial mortgage-backed	105,330	2,173	390	107,113	—
Other asset-backed securities	107,027	1,858	508	108,377	(691)
Total fixed maturities	$1,112,968	$29,062	$6,342	$1,135,688	$(1,960)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2016	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
U.S. government securities	$61,779	$118	$3,573	$58,324	$—
Other government securities	5,896	—	552	5,344	—
Public utilities	164,373	8,505	1,773	171,105	—
Corporate securities	1,256,447	38,660	10,887	1,284,220	—
Residential mortgage-backed	41,674	1,661	294	43,041	(1,430)
Commercial mortgage-backed	204,491	3,664	1,926	206,229	—
Other asset-backed securities	145,703	1,454	816	146,341	(691)
Total fixed maturities	$1,880,363	$54,062	$19,821	$1,914,604	$(2,121)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2017, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$28,521	$293	$—	$28,814
Due after 1 year through 5 years	255,448	9,404	230	264,622
Due after 5 years through 10 years	569,340	12,621	4,818	577,143
Due after 10 years through 20 years	16,866	1,165	175	17,856
Due after 20 years	—	—	—	—
Residential mortgage-backed	30,436	1,548	221	31,763
Commercial mortgage-backed	105,330	2,173	390	107,113
Other asset-backed securities	107,027	1,858	508	108,377
Total	$1,112,968	$29,062	$6,342	$1,135,688

Securities with a carrying value of $509 thousand and $521 thousand at December 31, 2017 and 2016, respectively, were on deposit with the state of New York as required by state insurance law.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2017	Cost	Gains	Losses	Value
Prime	$6,895	$365	$—	$7,260
Alt-A	4,791	738	—	5,529
Subprime	6,951	24	221	6,754
Total non-agency RMBS	$18,637	$1,127	$221	$19,543

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2016	Cost	Gains	Losses	Value
Prime	$8,863	$494	$55	$9,302
Alt-A	7,436	472	1	7,907
Subprime	10,578	116	238	10,456
Total non-agency RMBS	$26,877	$1,082	$294	$27,665

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2017			December 31, 2016
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$—	$—	—	$3,572	$47,734	1
Other government securities	—	—	—	553	5,344	2
Public utilities	31	3,204	4	1,773	50,692	23
Corporate securities	819	75,802	68	9,660	349,571	201
Residential mortgage-backed	1	184	1	1	1,678	1
Commercial mortgage-backed	119	19,781	14	1,926	57,685	32
Other asset-backed securities	188	28,146	27	668	72,617	52
Total temporarily impaired
securities	$1,158	$127,117	114	$18,153	$585,321	312

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$2,177	$33,494	1	$—	$—	—
Other government securities	156	2,554	1	—	—	—
Public utilities	741	28,048	12	—	—	—
Corporate securities	1,299	50,142	37	1,227	29,381	20
Residential mortgage-backed	220	5,641	2	293	8,901	4
Commercial mortgage-backed	271	8,155	7	—	—	—
Other asset-backed securities	320	23,750	26	148	3,698	7
Total temporarily impaired
securities	$5,184	$151,784	86	$1,668	$41,980	31

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$2,177	$33,494	1	$3,572	$47,734	1
Other government securities	156	2,554	1	553	5,344	2
Public utilities	772	31,252	16	1,773	50,692	23
Corporate securities	2,118	125,944	105	10,887	378,952	221
Residential mortgage-backed	221	5,825	3	294	10,579	5
Commercial mortgage-backed	390	27,936	21	1,926	57,685	32
Other asset-backed securities	508	51,896	53	816	76,315	59
Total temporarily impaired
securities	$6,342	$278,901	200	$19,821	$627,301	343

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2017, and 2016, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2017 and 2016, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2017	2016	2015
Available-for-sale securities
Realized gains on sale	$33,647	$19,726	$4,175
Realized losses on sale	(6,623)	(6,529)	(3,146)
Impairments:
Total other-than-temporary impairments	(151)	(2,440)	(1,525)
Portion of other-than-temporary impairments
included in other comprehensive income	126	142	(32)
Net other-than-temporary impairments	(25)	(2,298)	(1,557)
Other	34	17	18
Net realized gains (losses) on investments	$27,033	$10,916	$(510)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2017, 2016, and 2015 was $205.8 million, $55.7 million, and $16.4 million, respectively, which was approximately 97%, 90%, and 84% of book value, respectively.

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2017	2016
Cumulative credit loss beginning balance	$5,092	$8,673
Additions:
New credit losses	—	2,132
Incremental credit losses	25	166
Reductions:
Securities sold, paid down or disposed of	(1,425)	(5,588)
Securities where there is intent to sell	—	(291)
Cumulative credit loss ending balance	$3,692	$5,092

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2017 and 2016, the estimated fair value of loaned securities was $5.3 million and $10.5 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2017 and 2016, cash collateral received in the amount of $5.5 million and $10.7 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in other liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2017		December 31, 2016
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities	$1,135,688	$1,135,688	$1,914,604	$1,914,604
Trading securities	444	444	144	144
Policy loans	286	286	299	299
Cash and cash equivalents	132,594	132,594	247,616	247,616
Reinsurance recoverable, net (1)	1,187,349	2,077,502	1,246,315	1,843,926
Separate account assets	11,673,333	11,673,333	9,638,780	9,638,780

Liabilities
Annuity reserves (2)	$1,806,978	$2,783,139	$1,900,114	$2,551,445
Securities lending payable	5,539	5,539	10,744	10,744
Separate account liabilities	11,673,333	11,673,333	9,638,780	9,638,780

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance and variable annuity general account reinsurance agreements.

(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows,

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2017 and 2016, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Reinsurance Recoverable
Reinsurance recoverable includes ceded amounts related to both variable annuity guaranteed benefit reserves and variable annuity general account fund balances. Certain ceded guaranteed benefit reserves are carried at fair value, as discussed below. Fair values of general account fund balances are determined using projected future cash flows discounted at current market rates.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, are categorized as Level 2 assets. The value of separate account liabilities are set equal to the values of separate account assets.

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Securities Lending Payable
The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve.

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$34,003	$34,003	$—	$—
Other government securities	2,554	—	2,554	—
Public utilities	88,423	—	88,423	—
Corporate securities	763,455	—	763,455	—
Residential mortgage-backed	31,763	—	31,763	—
Commercial mortgage-backed	107,113	—	107,113	—
Other asset-backed securities	108,377	—	108,377	—
Trading securities	444	—	444	—
Reinsurance recoverable, net (1)	110,326	—	—	110,326
Separate account assets	11,673,333	—	11,673,333	—
Total	$12,919,791	$34,003	$12,775,462	$110,326

Liabilities
Embedded derivative liability	$109,052	$—	$—	$109,052

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$58,324	$58,324	$—	$—
Other government securities	5,344	—	5,344	—
Public utilities	171,105	—	171,105	—
Corporate securities	1,284,220	—	1,284,220	—
Residential mortgage-backed	43,041	—	43,041	—
Commercial mortgage-backed	206,229	—	206,229	—
Other asset-backed securities	146,341	—	146,341	—
Trading securities	144	144	—	—
Reinsurance recoverable, net (1)	136,412	—	—	136,412
Separate account assets	9,638,780	—	9,638,780	—
Total	$11,689,940	$58,468	$11,495,060	$136,412

Liabilities
Embedded derivative liability	$132,987	$—	$—	$132,987

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands):

	December 31, 2017
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$110,326	$110,326	$—

Liabilities
Embedded derivative liability	$109,052	$109,052	$—

	December 31, 2016
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$136,412	$136,412	$—

Liabilities
Embedded derivative liability	$132,987	$132,987	$—

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2017
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$110,326	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$109,052	Discounted cash flow	See below	See below	See below

	December 31, 2016
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$136,412	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$132,987	Discounted cash flow	See below	See below	See below

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

GMWB reinsurance recoverable fair value calculations are based on the assuming company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, mortality, and long-term market volatility. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The tables below provide rollforwards for 2017 and 2016 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2017	Income	Income	Settlements	of Level 3	2017
Assets
Reinsurance recoverable, net (1)	$136,412	$(26,086)	$—	$—	$—	$110,326

Liabilities
Embedded derivative liability	$(132,987)	$23,935	$—	$—	$—	$(109,052)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2016	Income	Income	Settlements	of Level 3	2016
Assets
Commercial mortgage-backed	$46	$1,360	$(46)	$(1,360)	$—	$—
Reinsurance recoverable, net (1)	134,580	1,832	—	—	—	136,412

Liabilities
Embedded derivative asset (liability)	$(129,386)	$(3,601)	$—	$—	$—	$(132,987)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

The components of the amounts included in purchases, sales, issuances, and settlements for year ended December 31, 2016 shown above are as follows (in thousands):

	December 31, 2016
	Purchases	Sales	Issuances	Settlements	Total
Assets
Commercial mortgage-backed	$—	$(1,360)	$—	$—	$(1,360)

There were no transfers between Level 2 and Level 3 in 2017 or 2016. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2017 or 2016.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2017 and 2016, was as follows (in thousands):

	2017	2016
Assets
Reinsurance recoverable, net (1)	$(28,086)	$1,832

Liabilities
Embedded derivative liability	$23,935	$(3,601)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands):

		December 31, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Policy loans	Level 3	$286	$286	$299	$299
Reinsurance recoverable, net (1)	Level 3	1,077,023	1,967,176	1,109,903	1,707,514

Liabilities
Annuity reserves (2)	Level 3	$1,697,926	$2,674,087	$1,767,127	$2,418,458
Securities lending payable	Level 2	5,539	5,539	10,744	10,744
Separate account liabilities (3)	Level 2	11,673,333	11,673,333	9,638,780	9,638,780

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the variable annuity general account reinsurance agreement.
(2) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(3) The values of separate account liabilities are set equal to the values of separate account values.

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

5.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2017	2016	2015
Balance, beginning of year	$52,578	$359,229	$297,583
Deferrals of acquisition costs	6,696	68,482	83,978
Amortization related to:
Operations	(7,276)	(35,422)	(47,196)
Net realized (gains) losses	(3,683)	(1,669)	92
DAC write off (1)	—	(340,964)	—
Total amortization	(10,959)	(378,055)	(47,104)
Unrealized investment losses	6,520	2,922	24,772
Balance, end of year	$54,835	$52,578	$359,229

(1) See Note 2 for description of Variable Annuity reinsurance agreement amendment.

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2,017	2,016	2,015
Balance, beginning of year	$2,524	$5,486	$5,661
Deferrals of sales inducements	96	205	400
Amortization related to:
Operations	(592)	(2,779)	(1,918)
Net realized losses	9	47	3
SIA write off (1)	—	(743)	—
Total amortization	(583)	(3,475)	(1,915)
Unrealized investment losses	221	308	1,340
Balance, end of year	$2,258	$2,524	$5,486

(1) See Note 2 for description of Variable Annuity reinsurance agreement amendment.

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

As discussed in Note 2, Jackson-NY also cedes 90% of the risk associated with variable annuities to its Parent on a coinsurance/modified coinsurance basis.

Premiums ceded to Jackson for guaranteed minimum withdrawal benefits prior to the amendment effective December 31, 2016 were $84.9 million and $74.1 million in 2016 and 2015, respectively.

Gross fees in 2017 totaled $267.3 million, with $240.2 million ceded under the coinsurance agreement.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Direct premiums	$334	$337	$373
Less reinsurance ceded:
Life	(246)	(226)	(287)
Annuity	(78)	(117,039)	(74,975)
Net premiums	$10	$(116,928)	$(74,889)

Death, other policy benefits, and change in policy reserves, net of deferrals, is net of change in GMWB reserves ceded of $20.5 million, $4.8 million, and $19.8 million in 2017, 2016, and 2015, respectively.

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2017	2016
Reinsurance recoverable:
Ceded reserves	$1,231,696	$1,262,662
Ceded claims liability	27,941	28,732
Ceded claims paid	21,613	—
Ceded benefit payments/transfers	283,347	—
Total	$1,564,597	$1,291,394

Reinsurance recoverable from the Parent totaled $1,561.6 million and $1,287.8 million at December 31, 2017 and 2016, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2017	2016
Direct life insurance in-force	$213,526	$223,497
Amounts ceded to other companies	(162,629)	(170,472)
Net life insurance in-force	$50,897	$53,025

7.	Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2017	2016
Traditional life	$2,067	$2,211
Guaranteed benefits	153,587	149,799
Claims payable and Other	42,546	41,172
Total	$198,200	$193,182

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts (in thousands):

	December 31,
	2017	2016
Interest-sensitive life	$5,609	$5,584
Variable annuity fixed option	1,211,677	1,251,960
Fixed annuity	527,409	560,681
Total	$1,744,695	$1,818,225
For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2017, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.98% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.01% average guaranteed rate.

At both December 31, 2017 and 2016, approximately 95%, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

At December 31, 2017 and 2016, approximately 91% and 89%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2017
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$41.0	$583.7	$624.7
>1.0% - 2.0%	71.3	295.9	367.2
>2.0% - 3.0%	380.0	310.9	690.9
Total	$492.3	$1,190.5	$1,682.8

	December 31, 2016
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$39.5	$573.5	$613.0
>1.0% - 2.0%	78.0	335.1	413.1
>2.0% - 3.0%	404.2	324.6	728.8
Total	$521.7	$1,233.2	$1,754.9

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

At December 31, 2017 and 2016, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2017	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$8,232.9	$57.1	65.1 years
GMWB - Premium only	0%	218.0	1.6
GMWB	0-5%*	20.3	0.6
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,906.4	24.6	65.8 years
GMWB - Highest anniversary only		212.4	3.7
GMWB		41.3	3.0
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	93.3	26.2		0.4 years
GMWB	0-8%*	8,417.5	363.6

					Average
					Period
				Weighted	until
December 31, 2016	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$6,924.6	$89.9	64.8 years
GMWB - Premium only	0%	209.0	3.1
GMWB	0-5%*	20.3	1.0
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,614.0	52.3	65.4 years
GMWB - Highest anniversary only		199.0	8.2
GMWB		43.4	4.2
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	95.4	31.5		0.5 years
GMWB	0-8%*	6,932.5	723.5

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2017	2016
Equity	$7,193.8	$5,851.3
Bond	1,220.4	1,161.8
Balanced	1,678.1	1,384.8
Money market	48.1	50.9
Total	$10,140.4	$8,448.8

GMDB liabilities reflected in the general account were as follows (in millions):

	2017	2016
Balance at January 1	$11.3	$11.0
Incurred guaranteed benefits	27.7	3.0
Paid guaranteed benefits	(3.4)	(2.7)
Balance at December 31	$35.6	$11.3

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2017 and 2016 (except where noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 23% to 100% of the Annuity 2000 table (2016: 36% to 100%).

4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.4% to 27.9% (before application of dynamic adjustments.)

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $109.1 million and $133.0 million at December 31, 2017 and 2016, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2017 and 2016, these GMWB reserves totaled $5.8 million and $4.7 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2017 and 2016, GMIB reserves totaled $3.1 million and $0.8 million, respectively.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

9.	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law.  The Tax Act changed many aspects of the U.S. corporate income tax system, including a reduction of the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018.  In accordance with current U.S. GAAP, the effects of changes in tax rates and laws on deferred tax balances are to be recognized in the period in which legislation is enacted.  Therefore, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is now 21%.     As a result of the this reduction, the Company recognized additional tax expense of $29.0 million in 2017, due to the rescaling of deferred tax assets and liabilities, including a benefit of $1.5 million due to the impact of the Tax Act on deferred taxes related to unrealized holding gains and losses.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Current tax benefit	$(7,909)	$(4,923)	$(415)
Deferred tax expense (benefit)	44,928	(107,707)	10,816
Income tax expense (benefit)	$37,019	$(112,630)	$10,401

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 35% for 2017, 2016, and 2015 as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Income taxes at statutory rate	$29,606	$(91,296)	$25,997
Dividends received deduction	(22,318)	(21,360)	(15,625)
U.S. federal tax reform impact	28,990	—	—
Provision for uncertain tax benefit	1,996	—	—
Other	(1,255)	26	29
Income tax expense (benefit)	$37,019	$(112,630)	$10,401

Effective tax rate	43.8%	43.2%	14.0%

Federal income taxes (received from) paid to Jackson in 2017, 2016, and 2015 were $(5.0) million, $(3.5) million and $2.8 million, respectively.

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2017	2016
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$8,222	$12,550
Deferred gain on reinsurance	45,933	85,090
Other, net	2,656	4,188
Total gross deferred tax asset	56,811	101,828

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(6,250)	(8,681)
Net unrealized gains on available for sale securities	(3,066)	(6,782)
Other investment items	(4,841)	(1,007)
Total gross deferred tax liability	(14,157)	(16,470)

Net deferred tax asset	$42,654	$85,358

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2017, it is more likely than not that the deferred tax assets, will be realized. At December 31, 2017 and 2016, the Company did not have a valuation allowance.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. As of December 31, 2017, the Company established a reserve related to exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation. The following table summarizes the changes in the Company’s unrecognized tax benefits, for the year ended December 31, 2017 (in thousands):

December 31,
2017

Unrecognized tax benefit, beginning of year	$—
Additions for tax positions identified	1,996
Reduction of tax positions of closed prior years	—
Reduction of reserve	—
Unrecognized tax benefit, end of year	$1,996

The Company did not have an unrecognized tax benefit at year-end December 31, 2016. The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2017, 2016, or 2015.

Based on information available as of December 31, 2017, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

10.	Contingencies

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws.   Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

11.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The maximum amount of dividends that can be paid in 2018 without prior approval is approximately $68.8 million.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $557.1 million and $475.7 million at December 31, 2017 and 2016, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $69.8 million, $23.6 million, and $30.7 million in 2017, 2016, and 2015, respectively.

The state of New York has prescribed a Continuous CARVM reserve basis for New York domiciled companies. This reserve basis differs from the Curtate CARVM reserve basis required by The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”). If the Company’s reserves were valued in accordance with NAIC SAP, statutory capital and surplus would be increased by $3.9 million and $4.1 million at December 31, 2017 and 2016, respectively, and statutory net income would be decreased by $0.2 million, $24.1 million, and $5.3 million, in 2017, 2016 and 2015, respectively.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2017, the Company’s TAC was more than 1,800% of the Company action level RBC.

12.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.0 million, $1.5 million, and $1.4 million to PPM for investment advisory services during 2017, 2016, and 2015.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $19.8 million, $19.1 million, and $15.1 million in 2017, 2016, and 2015, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $3.0 million, $4.2 million, and $4.1 million in 2017, 2016, and 2015, respectively.

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

As a result of the amendment to the reinsurance agreement with Jackson, as discussed in Note 2, the net payment of $905.9 million was reported as a payable to parent at December 31, 2016. The payable was settled on February 14, 2017, through a transfer of securities and cash.

In 2017, the Company recorded a return of capital of $68.8 million for U.S GAAP reporting purposes related to a forgiveness of an intercompany tax recoverable from its parent, Jackson. This transaction had no impact on the Company’s statutory financial statements.

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.2 million in 2017, and $0.3 million in 2016 and 2015.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2017 and 2016, Jackson’s liability for the Company’s portion of such plans totaled $5.5 million and $4.9 million, respectively. There were no expenses related to these plans in 2017, 2016 or 2015.

14.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2017	2016	2015
Balance, beginning of year	$20,167	$23,442	$45,789
OCI before reclassifications	5,205	(610)	(20,971)
Amounts reclassified from AOCI	(7,758)	(2,665)	(1,376)
Balance, end of year	$17,614	$20,167	$23,442

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement
	December 31,
	2017	2016	2015
Net unrealized investment loss:
Net realized loss on investments	$(11,922)	$(3,278)	$(1,938)	Other net investment losses
Other-than-temporary impairments	(14)	(822)	(179)	Total other-than-temporary impairments
Net unrealized loss, before income taxes	(11,936)	(4,100)	(2,117)
Income tax benefit	4,178	1,435	741
Reclassifications, net of income taxes	$(7,758)	$(2,665)	$(1,376)

38

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2017
Statements of Operations for the period ended December 31, 2017
Statements of Changes in Net Assets for the periods ended December 31, 2017, and 2016
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2017, and 2016
Consolidated Income Statements for the years ended December 31, 2017, 2016, and 2015
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2017, 2016, and 2015
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016, and 2015
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (Files Nos. 333-175720 and 811-08401).

d.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

e.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

f.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

g.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant's Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.
Form of the Perspective Focus Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

f.	Form of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

g.	Form of Maximum Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

h.	Form of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

i.
Form of Waiver of Withdrawal Charges for Extended Care Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

j.	Form of Amended 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

k.	Form of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

l.	Form of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

m.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 filed on November 1, 2002 (File Nos. 333-81266 and 811-08401).

n.	Form of Fixed Account Option Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 filed on November 1, 2002 (File Nos. 333-81266 and 811-08401).

o.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

p.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

q.
Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

r.
Specimen of the 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

s.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

t.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

u.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

v.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

w.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

x.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

z.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

bb.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

cc.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

ff.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

gg.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21, filed on December 31, 2008 (File Nos. 333-81266 and 08401).

hh.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21, filed on December 31, 2008 (File Nos. 333-81266 and 08401).

ii.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 filed September 24, 2009 (File Nos. 333-81266 and 08401).

jj.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 filed September 24, 2009 (File Nos. 333-81266 and 08401).

kk.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

b.
Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 2003 (File Nos. 333-81266 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 4 filed on December 15, 2003 (File Nos. 333-37175 and 811-08401).

b.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 6, 2008 (Files Nos. 333-70384 and 08401).

d.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 filed on April 2, 2009 (Files Nos. 333-70384 and 08401).

e.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on April 30, 2010 (Files Nos. 333-70384 and 08401).

f.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

g.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011,incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 26 filed on April 28, 2011 (File Nos. 333-81266 and 811-08401).

h.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 filed on August 26, 2011 (File Nos. 333-81266 and 811-08401).

i.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 29, filed on April 26, 2012 (File Nos. 333-81266 and 811-08401).

j.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

k.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

l.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 75, filed on September 11, 2014 (File Nos. 333-70384 and 811-08401).

m.
Amendment No. 20 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 27, 2015, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 77, filed on September 24, 2015 (File Nos. 333-70384 and 811-08401).

n.
Amendment No. 21 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Chubb Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 25, 2016, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 79, filed on September 15, 2016 (File Nos. 333-70384 and 811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Patrick G. Boyle	Director
2900 Westchester Ave.
Purchase, NY 10577

R. Kevin Clinton	Director
Michigan State University
C337 Wells Hall
619 Red Cedar Road
East Lansing, MI 48824

Nancy F. Heller	Director
2900 Westchester Ave.
Purchase, NY 10577

James R. Sopha	President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President, Chief Distribution Officer & Director
300 Innovation Drive
Franklin, TN 37067

Herbert G. May, III	Chief Administrative Officer & Director
75 Second Avenue
Suite 605
Needham, MA 02494

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President & Privacy Officer
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Senior Vice President & Chief Risk Officer
300 Innovation Drive
Franklin, TN 37067

Thomas P. Hyatte	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

Emilio Pardo	Senior Vice President & Chief Marketing and Communications Officer
300 Innovation Drive
Franklin, TN 37067

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Senior Vice President & Chief Human Resources Officer
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Senior Vice President, Chief Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Richard C. White	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Marina C. Ashiotou	Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

Robert H. Dearman, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa I. Fox	Vice President
300 Innovation Drive
Franklin, TN 37067

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Guillermo E. Guerra	Vice President & Corporate Information Security Officer
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew T. Irey	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew F. Laker	Vice President
300 Innovation Drive
Franklin, TN 37067

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Wayne R. Longcore	Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Ryan T. Mellott	Vice President
1 Corporate Way
Lansing, MI 48951

Gary J. Rudnicki	Vice President
1 Corporate Way
Lansing, MI 48951

Stacey L. Schabel	Vice President & Chief Audit Executive
1 Corporate Way
Lansing, MI 48951

James A. Schultz	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Michael D. Story	Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Brian M. Walta	Vice President
1 Corporate Way
Lansing, MI 48951

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2018

Perspective Focus Contracts:

Qualified - 36
Non-qualified - 49

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

James R. Sopha	Chairman & Manager
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Manager
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Manager
300 Innovation Drive
Franklin, TN 37067

Emilio Pardo	Manager
300 Innovation Drive
Franklin, TN 37067

Heather R. Strang	Manager
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	President, Chief Executive Officer & Manager
300 Innovation Drive
Franklin, TN 37067

Scott Golde	General Counsel
1 Corporate Way
Lansing, MI 48951

Maura Collins	Executive Vice President, Chief Financial Officer & FinOp
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
300 Innovation Drive
Franklin, TN 37067

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Timothy McDowell	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ty Anderson	Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Erin Balcaitis	Vice President
7601 Technology Way
Denver, CO 80237

Court Chynces	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Justin Fitzpatrick	Vice President
7601 Technology Way
Denver, CO 80237

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Kristine Lowry	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Peter Meyers	Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Ryan Riggen	Vice President
300 Innovation Drive
Franklin, TN 37067

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Angela Tucker	Vice President
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Secretary
1 Corporate Way
Lansing, MI 48951

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a.
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 27th day of April, 2018.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 27, 2018
James R. Sopha, President

*	April 27, 2018
P. Chad Myers, Executive Vice President and Chief Financial Officer

*	April 27, 2018
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

*	April 27, 2018
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

*	April 27, 2018
Barrett M. Bonemer, Vice President and Director

*	April 27, 2018
Laura L. Hanson, Vice President and Director

*	April 27, 2018
Herbert G. May, III, Chief Administrative Officer and Director

*	April 27, 2018
Heather R. Strang, Vice President and Director

*	April 27, 2018
Patrick G. Boyle, Director

*	April 27, 2018
R. Kevin Clinton, Director

*	April 27, 2018
Nancy F. Heller, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, and Susan S. Rhee (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, 333-212425, and 333-217502), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 27th day of March, 2018.

/s/ JAMES R. SOPHA
James R. Sopha, President

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ GREGORY P. CICOTTE
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

/s/ BARRETT M. BONEMER
Barrett M. Bonemer, Vice President and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ HERBERT G. MAY, III
Herbert G. May, III, Chief Administrative Officer and Director

/s/ HEATHER R. STRANG
Heather R. Strang, Vice President and Director

/s/ PATRICK G. BOYLE
Patrick G. Boyle, Director

/s/ R. KEVIN CLINTON
R. Kevin Clinton, Director

/s/ NANCY F. HELLER
Nancy F. Heller, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.